UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08690

MassMutual Premier Funds

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082

(Address of principal executive offices) (Zip code)

Eric Wietsma

100 Bright Meadow Blvd., Enfield, CT 06082

(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 9/30/14

Date of reporting period: 3/31/14

Item 1. Reports to Stockholders.

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Premier Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Premier Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“Our primary focus is to help you take the necessary steps to plan appropriately for your retirement – one that you aspire to enjoy on your terms.”

March 31, 2014

Welcome to the MassMutual Premier Funds Semiannual Report covering the six months ended March 31, 2014. The momentum of the record-setting stock market of 2013 – the best year for U.S. equities since 1995 – faded entering 2014, and most of the main stock benchmarks here and abroad struggled to finish in positive territory for the first quarter. Nevertheless, stocks across the globe advanced for the six-month period ended March 31, 2014, with most gains coming in the fourth quarter of 2013. The U.S. economy continued to grow, but mixed results in key economic indicators – including employment, housing, manufacturing, and retail sales – helped drive the higher level of volatility that characterized the equity markets during the first quarter of 2014. Political wrangling over fiscal legislation, changes at the Federal Reserve (the “Fed”) involving both monetary policy and the central bank’s leadership, and military action by Russia in neighboring Ukraine filled the news and kept investors busy during the six months. Economic growth occurred at an uneven pace in Europe and the Far East, where efforts by central bankers and country leaders to stimulate their respective economies continued. Against the overall backdrop, the price of oil started at slightly more than $102 per barrel, traded higher than $105 in early March, and finished the period near $101. The volatility in the stock market over the first quarter of 2014 helped reverse a period of underperformance by gold – typically viewed by many investors as an equity alternative – which rose to hit a peak of more than $1,382 per ounce in mid-March before finishing the six-month period at slight less than $1,285.

Key events that defined the period

Investors largely stood their ground through political fiscal wrangling and potential Fed actions, and U.S. stocks notched impressive gains in the final months of 2013. In the political arena, a federal government shutdown came to pass on October 1 due to Congress’s inability to reach a funding agreement prior to the September 30 deadline. Sixteen days into the shutdown, Congress finally approved a measure that provided funding for the government until mid-January, along with a temporary extension of the U.S. debt ceiling until February 7, 2014. The stock market responded with strong gains during the month of October, and the momentum carried over into November, bolstered by upward revisions to economic growth figures, improved consumer confidence, and a reduction in a key interest rate by the European Central Bank, which also sent European equities higher.

In December, equities rose, but the results did not come easily. The major equity market indexes experienced losses in the first two weeks of December, reflecting investor concerns that the market had possibly risen too high and lingering questions about the Fed’s timeline for “tapering” or reducing the size of the monthly bond purchases involved in its Quantitative Easing (“QE”) program – a process expected to roil both the stock and bond markets. Investors responded positively to clear communication later in the month from the Fed of the central bank’s plans to reduce its bond purchases and, more importantly, its commitment to keep short-term rates very low. Stocks in the U.S. also rose during the latter part of December following the passage of a two-year budget agreement that appeared to reduce the risk of another government shutdown. A sizable upward revision in estimated third-quarter economic growth to a healthy 4.1% from 3.6% was another positive catalyst.

A sell-off in equity markets in late January and early February gave way to a recovery that more than offset previous losses in most cases. A weak December 2013 employment report, concerns about emerging markets, and the Federal Reserve’s ongoing downsizing of QE were all factors weighing on share prices. Worries about emerging markets eased, however, and enabled stocks to embark on a recovery. Reassuring comments from new U.S. Fed Chair Janet L. Yellen, the first woman to lead the central bank, who replaced Ben Bernanke at the end of January, also helped bolster the market.

(Continued)

MassMutual Premier Funds – President’s Letter to Shareholders (Unaudited) (Continued)

One factor keeping investors on edge during the quarter was turmoil in Ukraine, whose internal struggles ultimately drove a referendum in the country’s Crimea region that yielded the decision to become part of Russia, a move not recognized by the West, including the U.S. The political upheaval did little significant damage to stock prices. Consequently, most broad equity benchmarks ended the quarter only modestly below their all-time highs.

The major stock indexes in the U.S. advanced for the six months ended March 31, 2014 – significantly outperforming foreign developed and emerging markets. The large-cap stock S&P 500® Index led the major market indexes with a 12.51% return for the period. The technology-heavy NASDAQ Composite® Index rose 12.02%, while the Dow Jones Industrial AverageSM, an indicator of blue-chip domestic stock performance, climbed 10.05% over the six months. The Russell 2000® Index, a benchmark of small-cap stocks, gained 9.94%. In foreign markets, the MSCI® EAFE® Index, an indicator of foreign developed-market stocks, posted a 6.41% advance; while the MSCI Emerging Markets Index, a measure of the performance of emerging stock markets throughout the world, gained only 1.39%. Fixed-income investments advanced during the period, with the Barclays U.S. Aggregate Bond Index returning 1.70%.*

Review and maintain your strategy

MassMutual believes it is prudent to remind retirement investors to maintain perspective and have realistic expectations about the future performance of their investment accounts. Remember, the financial markets go up and down – and it is nearly impossible to predict their future direction. Our primary focus is to help you take the necessary steps to plan appropriately for your retirement – one that you aspire to enjoy on your terms. If you work with a financial professional and haven’t met with him or her recently, we suggest you schedule some time to review your retirement investment strategy. MassMutual believes you are wise to maintain a strategy that is suited to how comfortable you are with the markets’ ups and downs, how long you have to save and invest, and what your specific financial goals are. Thank you for putting your trust in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 4/1/14 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

MassMutual Premier Funds – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier Money Market Fund, and who is the Fund’s subadviser?

The Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments. It is important to note that the Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital). An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

MassMutual Premier Money Market Fund Portfolio Characteristics (% of Net Assets) on 3/31/14

Commercial Paper	84.7%
U.S. Government Obligations	10.7%
Corporate Debt	5.5%
Discount Notes	4.4%
Time Deposits	0.3%

Total Short-Term Investments	105.6%
Other Assets and Liabilities	(5.6)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Short-Duration Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Short-Duration Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/14

Corporate Debt	42.4%
Non-U.S. Government Agency Obligations	21.2%
U.S. Government Agency Obligations and Instrumentalities	7.3%
U.S. Treasury Obligations	1.9%
Municipal Obligations	0.5%

Total Long-Term Investments	73.3%
Short-Term Investments and Other Assets and Liabilities	26.7%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Inflation-Protected and Income Fund Portfolio Characteristics (% of Net Assets) on 3/31/14

U.S. Treasury Obligations	102.4%
Non-U.S. Government Agency Obligations	36.6%
Corporate Debt	2.6%
Municipal Obligations	0.2%
U.S. Government Agency Obligations and Instrumentalities	0.1%

Total Long-Term Investments	141.9%
Short-Term Investments and Other Assets and Liabilities	(41.9)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Core Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Core Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/14

Corporate Debt	48.9%
U.S. Government Agency Obligations and Instrumentalities	22.7%
Non-U.S. Government Agency Obligations	15.5%
U.S. Treasury Obligations	10.1%
Municipal Obligations	1.1%
Sovereign Debt Obligations	0.9%
Preferred Stock	0.2%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Diversified Bond Fund, and who is the Fund’s subadviser?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Diversified Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/14

Corporate Debt	45.0%
U.S. Government Agency Obligations and Instrumentalities	23.4%
Non-U.S. Government Agency Obligations	16.0%
U.S. Treasury Obligations	13.0%
Sovereign Debt Obligations	1.0%
Municipal Obligations	0.6%
Preferred Stock	0.2%
Common Stock	0.1%

Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier High Yield Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. Under normal circumstances, the Fund invests at least 80% of its net assets in lower rated fixed income securities (rated below Baa3 by Moody’s or BBB- by Standard & Poor’s (using the lower rating) or, if unrated, determined by the Fund’s subadviser to be of comparable quality). The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier High Yield Fund Portfolio Characteristics (% of Net Assets) on 3/31/14

Corporate Debt	92.0%
Bank Loans	3.2%
Common Stock	0.4%

Total Long-Term Investments	95.6%
Short-Term Investments and Other Assets and Liabilities	4.4%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Balanced Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities, and money market instruments. The Fund invests across different asset classes (U.S. equity securities, international equity securities, fixed income securities, including bank loans and Rule 144A securities, and money market instruments), each represented by a different segment of the Fund’s portfolio. The subadviser typically adjusts the allocation among the four segments, based on its judgment about each segment’s potential for returns in comparison with those of other segments and corresponding risk. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Balanced Fund Portfolio Characteristics (% of Net Assets) on 3/31/14

Common Stock	56.5%
Corporate Debt	15.3%
Mutual Funds	8.0%
U.S. Government Agency Obligations and Instrumentalities	7.5%
Non-U.S. Government Agency Obligations	5.0%
U.S. Treasury Obligations	3.2%
Municipal Obligations	0.4%
Sovereign Debt Obligations	0.3%
Preferred Stock	0.1%

Total Long-Term Investments	96.3%
Short-Term Investments and Other Assets and Liabilities	3.7%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Value Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies with varying market capitalizations that the Fund’s subadviser believes are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadviser currently focuses on securities of larger size companies. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global Institutional).

MassMutual Premier Value Fund Largest Holdings (% of Net Assets) on 3/31/14

Suncor Energy, Inc.	2.9%
General Electric Co.	2.8%
The Goldman Sachs Group, Inc.	2.6%
Citigroup, Inc.	2.4%
United Technologies Corp.	2.1%
Apple, Inc.	2.1%
Morgan Stanley	2.1%
Cardinal Health, Inc.	2.0%
Eaton Corp. PLC	1.9%
Sanofi ADR	1.9%

22.8%

MassMutual Premier Value Fund Sector Table (% of Net Assets) on 3/31/14

Financial	22.4%
Consumer, Non-cyclical	18.7%
Industrial	14.7%
Technology	12.4%
Energy	11.4%
Consumer, Cyclical	10.8%
Communications	4.7%
Utilities	2.6%
Basic Materials	1.4%
Mutual Funds	1.0%

Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

MassMutual Premier Value Fund Country Weightings (% of Net Assets) on 3/31/14

United States	76.8%
Canada	5.4%
Switzerland	4.0%
United Kingdom	3.0%
Ireland	1.9%
France	1.9%
Germany	1.5%
Netherlands	1.2%
Liberia	1.1%
Netherlands Antilles	0.9%
Israel	0.9%
Bermuda	0.5%
Japan	0.4%
Spain	0.3%
Singapore	0.3%

Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Disciplined Value Fund, and who is the Fund’s subadviser?

The Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index,* while maintaining risk characteristics similar to those of the benchmark. Under normal circumstances, the Fund invests substantially all (but not less than 80%) of its net assets in common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the benchmark. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

*	The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Value Index and Russell® are trademarks of the Frank Russell Company.

MassMutual Premier Disciplined Value Fund Largest Holdings (% of Net Assets) on 3/31/14

Exxon Mobil Corp.	4.3%
General Electric Co.	3.0%
Pfizer, Inc.	2.8%
JP Morgan Chase & Co.	2.6%
Wells Fargo & Co.	2.5%
Berkshire Hathaway, Inc. Class B	2.5%
Chevron Corp.	2.4%
Bank of America Corp.	2.2%
The Procter & Gamble Co.	2.0%
Johnson & Johnson	2.0%

26.3%

MassMutual Premier Disciplined Value Fund Sector Table (% of Net Assets) on 3/31/14

Financial	29.0%
Consumer, Non-cyclical	17.5%
Energy	14.6%
Industrial	10.1%
Communications	7.6%
Technology	7.1%
Consumer, Cyclical	5.7%
Utilities	5.5%
Basic Materials	2.7%
Diversified	0.1%

Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Main Street Fund, and who is the Fund’s subadviser?

The Fund seeks a high total return by investing primarily in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser currently focuses on “large capitalization” issuers, which are considered to be companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index, although it may purchase stocks of companies with any market capitalization. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global Institutional).

MassMutual Premier Main Street Fund Largest Holdings (% of Net Assets) on 3/31/14

Apple, Inc.	4.0%
Google, Inc. Class A	4.0%
Chevron Corp.	3.6%
JP Morgan Chase & Co.	3.4%
National Oilwell Varco, Inc.	3.3%
General Electric Co.	3.2%
Philip Morris International, Inc.	3.1%
Express Scripts Holding Co.	2.9%
Noble Energy, Inc.	2.8%
AutoZone, Inc.	2.8%

33.1%

MassMutual Premier Main Street Fund Sector Table (% of Net Assets) on 3/31/14

Consumer, Non-cyclical	28.4%
Financial	17.9%
Communications	15.6%
Industrial	11.6%
Energy	9.7%
Technology	6.7%
Consumer, Cyclical	5.7%
Basic Materials	2.6%
Utilities	1.3%
Mutual Funds	0.6%

Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Capital Appreciation Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of companies that the Fund’s subadviser believes may appreciate in value over the long-term, which may include newer companies or established companies of any market capitalization range (“growth companies”). Currently, the Fund primarily focuses on established companies that are similar in size to companies in the S&P 500® Index or the Russell 1000® Growth Index. The Fund’s subadviser is OppenheimerFunds, Inc. (OFI).

The Board of Trustees of the MassMutual Premier Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that Premier Capital Appreciation Fund will be dissolved. Effective on or about May 16, 2014 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

MassMutual Premier Capital Appreciation Fund Largest Holdings (% of Net Assets) on 3/31/14

Apple, Inc.	5.5%
Biogen Idec, Inc.	3.4%
Facebook, Inc. Class A	3.4%
Google, Inc. Class A	3.1%
Gilead Sciences, Inc.	3.0%
The Walt Disney Co.	2.9%
EOG Resources, Inc.	2.4%
MasterCard, Inc. Class A	2.3%
CVS Caremark Corp.	2.3%
LinkedIn Corp.	2.3%

30.6%

MassMutual Premier Capital Appreciation Fund Sector Table (% of Net Assets) on 3/31/14

Consumer, Non-cyclical	29.6%
Communications	18.7%
Technology	12.7%
Industrial	9.1%
Consumer, Cyclical	9.0%
Financial	7.7%
Energy	4.8%
Basic Materials	3.5%

Total Long-Term Investments	95.1%
Short-Term Investments and Other Assets and Liabilities	4.9%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Disciplined Growth Fund, and who is the Fund’s subadviser?

The Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index,* while maintaining risk characteristics similar to those of the benchmark. Under normal circumstances, the Fund invests substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included within the benchmark. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

*	The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Growth Index and Russell® are trademarks of the Frank Russell Company.

MassMutual Premier Disciplined Growth Fund Largest Holdings (% of Net Assets) on 3/31/14

Microsoft Corp.	4.1%
Apple, Inc.	4.0%
Google, Inc. Class A	2.8%
Verizon Communications, Inc.	2.4%
Oracle Corp.	2.0%
International Business Machines Corp.	1.9%
The Coca-Cola Co.	1.6%
Comcast Corp. Class A	1.5%
QUALCOMM, Inc.	1.4%
Schlumberger Ltd.	1.4%

23.1%

MassMutual Premier Disciplined Growth Fund Sector Table (% of Net Assets) on 3/31/14

Consumer, Non-cyclical	24.7%
Technology	18.2%
Communications	17.3%
Consumer, Cyclical	15.3%
Industrial	12.2%
Financial	4.5%
Energy	4.2%
Basic Materials	3.1%
Utilities	0.1%
Diversified	0.1%

Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Small Cap Opportunities Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of small-cap companies. The subadviser currently considers “small-cap” companies to be those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global Institutional).

MassMutual Premier Small Cap Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/14

Dana Holding Corp.	2.6%
EPL Oil & Gas, Inc.	2.5%
LaSalle Hotel Properties	2.4%
Korn/Ferry International	2.3%
Finisar Corp.	2.3%
KAR Auction Services, Inc.	2.2%
WellCare Health Plans, Inc.	1.8%
Cavium, Inc.	1.7%
P.H. Glatfelter Co.	1.7%
Robert Half International, Inc.	1.7%

21.2%

MassMutual Premier Small Cap Opportunities Fund Sector Table (% of Net Assets) on 3/31/14

Consumer, Non-cyclical	24.4%
Financial	20.4%
Consumer, Cyclical	14.4%
Technology	11.3%
Mutual Funds	9.9%
Industrial	9.1%
Basic Materials	7.9%
Energy	5.5%
Communications	3.6%
Utilities	0.5%

Total Long-Term Investments	107.0%
Short-Term Investments and Other Assets and Liabilities	(7.0)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund’s subadviser is OppenheimerFunds, Inc. (OFI).

MassMutual Premier Global Fund Largest Holdings (% of Net Assets) on 3/31/14

Telefonaktiebolaget LM Ericsson Class B	3.0%
Google, Inc. Class A	2.7%
UBS AG	2.2%
The Walt Disney Co.	2.1%
European Aeronautic Defence and Space Co.	2.1%
SAP AG	2.1%
Bayerische Motoren Werke AG	2.0%
The McGraw Hill Financial, Inc.	2.0%
eBay, Inc.	2.0%
WellPoint, Inc.	1.9%

22.1%

MassMutual Premier Global Fund Country Weightings (% of Net Assets) on 3/31/14

United States	45.2%
Germany	11.0%
Japan	8.9%
Switzerland	6.1%
France	5.9%
Sweden	4.6%
Spain	3.8%
United Kingdom	3.6%
Brazil	3.6%
India	3.3%
Netherlands	2.2%
Mexico	1.9%
Italy	1.6%
Channel Islands	0.8%
Russia	0.8%
Denmark	0.5%
Canada	0.4%

Total Long-Term Investments	104.2%
Short-Term Investments and Other Assets and Liabilities	(4.2)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier International Equity Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of foreign companies. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global Institutional).

MassMutual Premier International Equity Fund Largest Holdings (% of Net Assets) on 3/31/14

Oppenheimer Institutional Money Market Fund Class E	2.7%
BT Group PLC	2.1%
SAP AG	1.6%
Syngenta AG	1.5%
Roche Holding AG	1.5%
Aalberts Industries NV	1.5%
Unilever PLC	1.4%
Inditex SA	1.4%
Aryzta AG	1.4%
Intertek Group PLC	1.3%

16.4%

MassMutual Premier International Equity Fund Country Weightings (% of Net Assets) on 3/31/14

United Kingdom	27.2%
Switzerland	14.6%
France	10.5%
Netherlands	8.6%
United States	7.3%
Spain	5.1%
Germany	5.0%
Japan	5.0%
Italy	4.4%
Australia	3.0%
Sweden	2.8%
Denmark	2.0%
Thailand	1.3%
India	1.2%
Swaziland	1.2%
Luxembourg	1.1%
Canada	1.1%
Panama	0.9%
Brazil	0.8%
Cayman Islands	0.7%
Austria	0.6%
Ireland	0.4%
Mexico	0.2%

Total Long-Term Investments	105.0%
Other Assets and Liabilities	(5.0)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Focused International Fund, and who is the Fund’s subadviser?

The Fund seeks long term capital appreciation by normally investing a minimum of 90% of its net assets in equity securities. The Fund may invest in developed and emerging markets; however, the Fund will typically invest in a minimum of 30 issuers organized, headquartered, or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International (MSCI®) Europe, Australasia, Far East (EAFE®) Index. The Fund’s subadviser is Baring International Investment Limited (Baring).

MassMutual Premier Focused International Fund Largest Holdings (% of Net Assets) on 3/31/14

Total SA	2.7%
Royal Dutch Shell PLC Class A	2.5%
Toyota Motor Corp.	2.4%
Deutsche Boerse AG	2.4%
BHP Billiton PLC	2.4%
AXA SA	2.3%
Roche Holding AG	2.3%
WPP PLC	2.2%
Credit Suisse Group	2.1%
Koninklijke Philips Electronics NV	2.1%

23.4%

MassMutual Premier Focused International Fund Country Weightings (% of Net Assets) on 3/31/14

Japan	23.2%
United Kingdom	22.7%
Germany	11.3%
Switzerland	11.2%
France	10.4%
Netherlands	5.7%
United States	4.4%
Channel Islands	2.7%
Hong Kong	2.0%
Italy	1.8%
Singapore	1.7%
Luxembourg	1.2%
Taiwan	1.0%
Canada	0.8%
Republic of Korea	0.6%
Australia	0.5%
Spain	0.5%

Total Long-Term Investments	101.7%
Short-Term Investments and Other Assets and Liabilities	(1.7)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by mainly investing in common stocks of issuers in developing and emerging markets throughout the world and at times it may invest up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of issuers whose principal activities are in a developing (or emerging) market – i.e., are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. In general, countries may be considered developing or emerging markets if they are included in any one of the Morgan Stanley Capital Index (“MSCI®”) emerging markets indexes, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 3/31/14

Baidu, Inc. Sponsored ADR (Cayman Islands)	4.3%
Tencent Holdings Ltd.	2.6%
Housing Development Finance Corp.	2.4%
NovaTek OAO	2.4%
Yandex NV	2.3%
Magnit OJSC	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Petroleo Brasileiro SA Sponsored ADR (Brazil)	2.1%
Infosys Technologies Ltd.	2.0%
Prada SpA	1.9%

24.3%

MassMutual Premier Strategic Emerging Markets Fund Country Weightings (% of Net Assets) on 3/31/14

Brazil	12.9%
Cayman Islands	12.8%
India	12.2%
United States	7.4%
United Kingdom	5.9%
Mexico	5.1%
Russia	5.0%
Hong Kong	4.5%
Turkey	3.0%
Indonesia	2.8%
France	2.4%
Netherlands	2.3%
China	2.3%
Colombia	2.2%
Taiwan	2.1%
Italy	2.0%
Philippines	1.9%
Denmark	1.9%
Luxembourg	1.5%
South Africa	1.4%
Republic of Korea	1.4%
Malaysia	1.3%
Switzerland	1.1%
Thailand	1.1%
Chile	1.1%
United Arab Emirates	0.9%
Nigeria	0.9%
Bermuda	0.9%
Egypt	0.5%
Channel Islands	0.4%
Panama	0.2%
Singapore	0.1%

Total Long-Term Investments	101.5%
Short-Term Investments and Other Assets and Liabilities	(1.5)%

Net Assets	100.0%

MassMutual Premier Money Market Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 105.6%
Commercial Paper — 84.7%
3M Co. (a) 0.040% 4/01/14	$10,000,000	$10,000,000
ABB Treasury Center USA, Inc. (a) 0.150% 4/09/14	10,000,000	9,999,667
Abbot Laboratories (a) 0.110% 4/04/14	10,000,000	9,999,908
Air Products & Chemicals, Inc. (a) 0.080% 4/03/14	5,800,000	5,799,974
Air Products & Chemicals, Inc. (a) 0.122% 5/29/14	5,500,000	5,498,937
American Honda Finance Corp. 0.110% 5/22/14	5,665,000	5,664,117
American Honda Finance Corp. 0.110% 5/23/14	5,000,000	4,999,206
Anheuser-Busch InBev Worldwide, Inc. (a) 0.170% 4/01/14	4,000,000	4,000,000
Anheuser-Busch InBev Worldwide, Inc. (a) 0.170% 4/16/14	6,500,000	6,499,540
Baker Hughes, Inc. (a) 0.110% 4/14/14	11,000,000	10,999,563
Bank of Nova Scotia 0.205% 4/28/14	5,400,000	5,399,170
BASF Aktiengesellsch (a) 0.110% 6/16/14	10,500,000	10,497,594
Basin Electric Power Cooperative (a) 0.100% 4/15/14	8,000,000	7,999,689
Basin Electric Power Cooperative (a) 0.132% 4/23/14	2,000,000	1,999,841
BMW US Capital LLC (a) 0.110% 6/13/14	7,500,000	7,498,327
BMW US Capital LLC (a) 0.120% 6/10/14	3,000,000	2,999,300
BP Capital Markets PLC (a) 0.090% 4/22/14	10,500,000	10,499,449
Brown-Forman Corp. (a) 0.110% 4/07/14	11,000,000	10,999,798
Cargill Global Funding PLC (a) 0.070% 4/03/14	11,000,000	10,999,957
Caterpillar Financial Services Corp. 0.100% 5/01/14	10,000,000	9,999,167
CDP Financial, Inc. (a) 0.152% 5/28/14	10,500,000	10,497,506
Commonwealth Bank of Australia (a) 0.225% 10/24/14	5,000,000	5,000,846
Commonwealth Bank of Australia (a) 0.225% 3/19/15	5,000,000	4,999,508
ConocoPhillips Qatar Funding Ltd. (a) 0.160% 5/09/14	10,000,000	9,998,311

	Principal Amount	Value
ConocoPhillips Qatar Funding Ltd. (a) 0.172% 4/23/14	$2,000,000	$1,999,792
Danaher Corp. (a) 0.090% 4/10/14	11,000,000	10,999,752
Dover Corp. (a) 0.050% 4/01/14	11,000,000	11,000,000
Emerson Electric Co. (a) 0.120% 4/10/14	10,000,000	9,999,700
Google, Inc. (a) 0.140% 5/06/14	7,500,000	7,498,979
Henkel Corp. (a) 0.160% 6/10/14	9,000,000	8,997,200
Honeywell International, Inc. (a) 0.101% 4/28/14	10,000,000	9,999,250
Honeywell International, Inc. (a) 0.152% 6/25/14	1,000,000	999,646
Nestle Capital Corp. (a) 0.130% 7/09/14	10,000,000	9,996,425
Nestle Capital Corp. (a) 0.140% 10/02/14	500,000	499,642
Precision Castparts Corp. (a) 0.110% 5/19/14	10,000,000	9,998,533
Proctor & Gamble Co. (a) 0.142% 6/09/14	10,000,000	9,997,317
Reckitt Benckiser Treasury Services PLC (a) 0.170% 5/16/14	1,000,000	999,788
Reckitt Benckiser Treasury Services PLC (a) 0.183% 4/07/14	1,050,000	1,049,969
Reckitt Benckiser Treasury Services PLC (a) 0.250% 12/10/14	7,000,000	6,987,701
Rockwell Automation, Inc. (a) 0.120% 4/08/14	11,000,000	10,999,743
Siemens Captal Co. LLC (a) 0.110% 6/05/14	11,000,000	10,997,815
Sigma-Aldrich Corp. (a) 0.050% 4/02/14	11,000,000	10,999,985
Target Corp. 0.040% 4/01/14	11,000,000	11,000,000
Toyota Motor Credit Corp. 0.140% 4/08/14	9,500,000	9,499,741
Union Bank NA 0.142% 6/03/14	10,500,000	10,497,428
United Healthcare Co. (a) 0.193% 4/01/14	11,500,000	11,500,000
Wal-Mart Stores, Inc. (a) 0.060% 4/07/14	10,500,000	10,499,895
Wells Fargo Bank NA 0.217% 4/17/14	8,000,000	8,000,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wisconsin Electric Power Corp. 0.150% 4/09/14	$10,500,000	$10,499,650

		388,367,326

Corporate Debt — 5.5%
Berkshire Hathaway, Inc. FRN 0.936% 8/15/14	4,140,000	4,152,509
General Electric Capital Corp. FRN 0.493% 9/15/14	2,059,000	2,061,888
General Electric Capital Corp. FRN 0.870% 4/07/14	7,000,000	7,000,768
National Rural Utilities Cooperative Finance Corp. FRN 0.493% 4/04/14	2,515,000	2,515,065
Texas Instruments, Inc. 1.375% 5/15/14	9,250,000	9,263,751

		24,993,981

Discount Notes — 4.4%
Federal Farm Credit Discount Notes 0.110% 7/23/14	200,000	199,931
Federal Farm Credit Discount Notes 0.120% 11/21/14	4,000,000	3,996,880
Federal Home Loan Bank Discount Notes 0.070% 5/02/14	700,000	699,958
Federal Home Loan Bank Discount Notes 0.075% 5/21/14	1,200,000	1,199,875
Federal Home Loan Bank Discount Notes 0.080% 4/09/14	4,000,000	3,999,929
Federal Home Loan Bank Discount Notes 0.090% 7/11/14	1,600,000	1,599,596
Federal Home Loan Bank Discount Notes 0.100% 8/01/14	420,000	419,858
Federal Home Loan Bank Discount Notes 0.115% 7/23/14	640,000	639,769
Federal Home Loan Bank Discount Notes 0.120% 7/16/14	570,000	569,798
Federal Home Loan Mortgage Corp. 0.075% 5/01/14	330,000	329,979
Federal Home Loan Mortgage Corp. 0.110% 4/21/14	750,000	749,954
Federal Home Loan Mortgage Corp. 0.110% 7/01/14	500,000	499,861
Federal Home Loan Mortgage Corp. 0.120% 5/27/14	125,000	124,977

	Principal Amount	Value
Federal National Mortgage Association 0.090% 4/09/14	$5,000,000	$4,999,900

		20,030,265

Time Deposits — 0.3%
Euro Time Deposit 0.010% 4/01/14	1,285,865	1,285,865

U.S. Government Obligations — 10.7%
U.S. Treasury Note 0.250% 4/30/14	5,000,000	5,000,527
U.S. Treasury Note 0.250% 8/31/14	9,000,000	9,004,169
U.S. Treasury Note 0.250% 1/15/15	5,000,000	5,004,020
U.S. Treasury Note 0.250% 2/15/15	15,000,000	15,014,892
U.S. Treasury Note 0.500% 8/15/14	10,000,000	10,013,439
U.S. Treasury Note 2.375% 8/31/14	5,000,000	5,046,053

		49,083,100

TOTAL SHORT-TERM INVESTMENTS (Cost $483,760,537)		483,760,537

TOTAL INVESTMENTS — 105.6% (Cost $483,760,537) (b)		483,760,537

Other Assets/(Liabilities) — (5.6)%		(25,497,257)

NET ASSETS — 100.0%		$458,263,280

Notes to Portfolio of Investments

FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $312,808,847 or 68.26% of net assets.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 73.3%

CORPORATE DEBT — 42.4%
Advertising — 0.3%
WPP Finance 8.000% 9/15/14	$1,515,000	$1,564,480

Aerospace & Defense — 0.1%
Exelis, Inc. 4.250% 10/01/16	740,000	780,500

Agriculture — 0.9%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	4,895,000	5,087,104

Auto Manufacturers — 0.4%
General Motors Co. (a) 3.500% 10/02/18	595,000	606,156
Hyundai Capital America (a) 2.550% 2/06/19	485,000	484,739
Volvo Treasury AB (a) 5.950% 4/01/15	1,475,000	1,548,573

		2,639,468

Automotive & Parts — 0.1%
Lear Corp. 8.125% 3/15/20	797,000	870,723

Banks — 2.7%
Bank of America Corp. 7.750% 8/15/15	4,000,000	4,347,692
Capital One Financial Corp. 2.125% 7/15/14	300,000	301,378
Capital One Financial Corp. 7.375% 5/23/14	270,000	272,622
Deutsche Bank AG 1.400% 2/13/17	625,000	625,017
Deutsche Bank AG 2.500% 2/13/19	990,000	993,076
First Horizon National Corp. 5.375% 12/15/15	1,738,000	1,849,069
ICICI Bank Ltd. (a) 5.500% 3/25/15	4,130,000	4,270,474
Regions Financial Corp. 5.750% 6/15/15	209,000	220,420
Regions Financial Corp. 7.500% 5/15/18	340,000	401,264
Regions Financial Corp. 7.750% 11/10/14	2,135,000	2,224,839
Skandinaviska Enskilda Banken AB (a) 2.375% 3/25/19	305,000	304,181
SVB Financial Group 5.375% 9/15/20	225,000	249,693
Zions Bancorp. 6.000% 9/15/15	16,000	16,837

		16,076,562

	Principal Amount	Value
Beverages — 0.2%
Constellation Brands, Inc. 8.375% 12/15/14	$1,385,000	$1,450,787

Building Materials — 0.8%
Lafarge SA (a) 6.200% 7/09/15	1,100,000	1,163,250
Lafarge SA 6.500% 7/15/16	550,000	605,000
Masco Corp. 4.800% 6/15/15	1,090,000	1,130,875
Owens Corning, Inc. 6.500% 12/01/16	1,815,000	2,004,165

		4,903,290

Chemicals — 1.5%
Ashland, Inc. 3.000% 3/15/16	1,806,000	1,842,120
Cabot Corp. 5.000% 10/01/16	875,000	952,853
Incitec Pivot Ltd. (a) 4.000% 12/07/15	2,950,000	3,065,192
LyondellBasell Industries NV 5.000% 4/15/19	450,000	501,057
NOVA Chemicals Corp. 8.625% 11/01/19	425,000	460,062
RPM International, Inc. 6.125% 10/15/19	850,000	959,912
Yara International ASA (a) 5.250% 12/15/14	995,000	1,023,464

		8,804,660

Commercial Services — 1.2%
The ADT Corp. 2.250% 7/15/17	780,000	770,749
Brambles USA, Inc. (a) 3.950% 4/01/15	660,000	678,685
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	109,000	113,905
Equifax, Inc. 4.450% 12/01/14	2,280,000	2,336,213
The Western Union Co. 5.930% 10/01/16	3,050,000	3,377,213

		7,276,765

Computers — 0.4%
Affiliated Computer Services, Inc. 5.200% 6/01/15	1,145,000	1,202,002
Hewlett-Packard Co. 2.125% 9/13/15	370,000	377,240
Hewlett-Packard Co. 2.200% 12/01/15	675,000	690,785
Hewlett-Packard Co. 3.000% 9/15/16	95,000	99,186

		2,369,213

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cosmetics & Personal Care — 0.3%
Avon Products, Inc. 6.500% 3/01/19	$1,800,000	$2,008,832

Distribution & Wholesale — 0.2%
Arrow Electronics, Inc. 3.000% 3/01/18	295,000	298,243
Arrow Electronics, Inc. 3.375% 11/01/15	935,000	964,897

		1,263,140

Diversified Financial — 8.4%
Air Lease Corp. 3.375% 1/15/19	1,075,000	1,089,781
Aircastle Ltd. 9.750% 8/01/18	1,275,000	1,372,920
Capital One Bank USA NA 1.150% 11/21/16	500,000	499,739
Citigroup, Inc. 5.500% 10/15/14	143,000	146,769
Citigroup, Inc. 5.500% 2/15/17	7,000,000	7,726,754
Citigroup, Inc. 6.375% 8/12/14	1,154,000	1,178,229
ERAC USA Finance LLC (a) 5.900% 11/15/15	1,000,000	1,077,867
Ford Motor Credit Co. LLC 3.875% 1/15/15	835,000	854,936
Ford Motor Credit Co. LLC 12.000% 5/15/15	580,000	651,006
General Motors Financial Co., Inc. 2.750% 5/15/16	400,000	405,240
The Goldman Sachs Group, Inc. 1.600% 11/23/15	655,000	661,797
The Goldman Sachs Group, Inc. 3.300% 5/03/15	1,500,000	1,540,526
The Goldman Sachs Group, Inc. 6.000% 5/01/14	675,000	677,971
Hyundai Capital America (a) 3.750% 4/06/16	2,315,000	2,419,543
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (a) 3.500% 3/15/17	520,000	525,200
International Lease Finance Corp. FRN 2.183% 6/15/16	1,800,000	1,813,500
International Lease Finance Corp. 3.875% 4/15/18	270,000	275,400
International Lease Finance Corp. 5.750% 5/15/16	2,208,000	2,374,991
Janus Capital Group, Inc. 6.700% 6/15/17	2,532,000	2,858,732
JP Morgan Chase & Co. 3.450% 3/01/16	2,365,000	2,476,694

	Principal Amount	Value
JP Morgan Chase & Co. 5.125% 9/15/14	$2,300,000	$2,348,341
Lazard Group LLC 6.850% 6/15/17	580,000	659,422
Merrill Lynch & Co., Inc. 5.700% 5/02/17	3,100,000	3,447,959
Merrill Lynch & Co., Inc. 6.050% 5/16/16	2,025,000	2,213,339
Morgan Stanley 2.875% 7/28/14	1,500,000	1,510,769
Morgan Stanley 3.800% 4/29/16	2,500,000	2,633,148
Morgan Stanley 4.750% 3/22/17	4,500,000	4,910,980
Morgan Stanley 6.000% 4/28/15	950,000	1,002,813

		49,354,366

Electric — 2.2%
Ameren Corp. 8.875% 5/15/14	3,511,000	3,544,635
IPALCO Enterprises, Inc. 5.000% 5/01/18	900,000	951,750
IPALCO Enterprises, Inc. (a) 7.250% 4/01/16	6,985,000	7,666,037
Kansas Gas & Electric Co. 5.647% 3/29/21	304,813	326,737
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	43,167	43,646
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	246,043	265,087

		12,797,892

Electronics — 0.3%
Amphenol Corp. 2.550% 1/30/19	620,000	617,712
Avnet, Inc. 6.625% 9/15/16	595,000	663,802
Jabil Circuit, Inc. 7.750% 7/15/16	410,000	465,350

		1,746,864

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	465,000	470,607

Foods — 0.3%
Tyson Foods, Inc. 6.600% 4/01/16	1,360,000	1,502,025

Forest Products & Paper — 0.3%
Domtar Corp. 7.125% 8/15/15	750,000	804,395

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Domtar Corp. 10.750% 6/01/17	$939,000	$1,178,906

		1,983,301

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	350,000	343,014

Health Care – Products — 0.1%
Hospira, Inc. 5.200% 8/12/20	400,000	427,353

Health Care – Services — 0.2%
WellPoint, Inc. 1.875% 1/15/18	1,055,000	1,047,100

Holding Company – Diversified — 0.3%
Leucadia National Corp. 8.125% 9/15/15	1,700,000	1,859,375

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	135,000	135,829

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.000% 6/15/15	300,000	303,640

Insurance — 0.9%
American International Group, Inc. 3.000% 3/20/15	1,750,000	1,791,811
AXIS Specialty Finance PLC 2.650% 4/01/19	265,000	264,607
Genworth Financial, Inc. 5.750% 6/15/14	2,325,000	2,350,812
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	515,000	532,236
Willis Group Holdings PLC 4.125% 3/15/16	180,000	189,010

		5,128,476

Internet — 0.2%
Expedia, Inc. 7.456% 8/15/18	1,015,000	1,193,102

Investment Companies — 0.2%
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	500,000	505,747
Xstrata Finance Canada Ltd. (a) 2.850% 11/10/14	550,000	555,274

		1,061,021

Iron & Steel — 0.7%
ArcelorMittal 4.250% 2/25/15	1,500,000	1,531,875
ArcelorMittal 9.500% 2/15/15	1,290,000	1,377,075
Commercial Metals Co. 6.500% 7/15/17	355,000	396,713

	Principal Amount	Value
Reliance Steel & Aluminum Co. 6.200% 11/15/16	$499,000	$546,397

		3,852,060

Leisure Time — 0.4%
Harley-Davidson Financial Services, Inc. (a) 3.875% 3/15/16	2,300,000	2,421,415

Lodging — 0.3%
Wyndham Worldwide Corp. 2.950% 3/01/17	448,000	456,806
Wynn Las Vegas LLC 7.750% 8/15/20	975,000	1,084,687

		1,541,493

Machinery – Diversified — 0.5%
CNH Capital LLC 3.250% 2/01/17	300,000	306,000
CNH Capital LLC 3.625% 4/15/18	265,000	269,638
CNH Capital LLC 3.875% 11/01/15	450,000	462,375
CNH Capital LLC 6.250% 11/01/16	510,000	559,087
Roper Industries, Inc. 1.850% 11/15/17	1,125,000	1,129,750

		2,726,850

Manufacturing — 1.6%
Bombardier, Inc. (a) 4.250% 1/15/16	1,309,000	1,361,360
Harsco Corp 2.700% 10/15/15	3,248,000	3,275,608
Textron, Inc. 6.200% 3/15/15	2,700,000	2,834,250
Tyco Electronics Group SA 6.550% 10/01/17	1,461,000	1,689,465

		9,160,683

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	335,000	342,422

Mining — 0.9%
Rio Tinto Finance USA PLC 1.375% 6/17/16	1,929,000	1,945,574
Vale Overseas Ltd. 6.250% 1/11/16	3,330,000	3,614,089

		5,559,663

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc. 4.750% 1/15/16	300,000	318,291
Pitney Bowes, Inc. 5.750% 9/15/17	74,000	83,393
Xerox Corp. 4.250% 2/15/15	250,000	257,587

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Xerox Corp. 8.250% 5/15/14	$1,755,000	$1,769,719

		2,428,990

Oil & Gas — 1.9%
Chesapeake Energy Corp. 3.250% 3/15/16	1,700,000	1,717,000
Chesapeake Energy Corp. 9.500% 2/15/15	660,000	703,725
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	105,000	98,437
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	1,065,000	1,083,637
Newfield Exploration Co. 6.875% 2/01/20	550,000	585,750
Petrobras Global Finance BV 3.250% 3/17/17	1,265,000	1,268,927
Petrobras International Finance Co. 2.875% 2/06/15	1,900,000	1,924,700
Petroleos Mexicanos (a) 3.125% 1/23/19	155,000	158,720
Rowan Cos., Inc. 5.000% 9/01/17	170,000	185,096
Tesoro Corp. 9.750% 6/01/19	400,000	425,760
Transocean, Inc. 4.950% 11/15/15	2,509,000	2,663,748
Transocean, Inc. 5.050% 12/15/16	200,000	217,536

		11,033,036

Oil & Gas Services — 0.4%
SESI LLC 6.375% 5/01/19	315,000	335,475
Superior Energy Services, Inc. 7.125% 12/15/21	1,228,000	1,369,220
Weatherford International Ltd. 5.500% 2/15/16	600,000	644,695

		2,349,390

Pharmaceuticals — 0.8%
AbbVie, Inc. 1.750% 11/06/17	500,000	501,580
McKesson Corp. 1.292% 3/10/17	250,000	249,377
McKesson Corp. 2.284% 3/15/19	255,000	252,900
Mylan, Inc. 1.350% 11/29/16	500,000	500,908
Mylan, Inc. (a) 7.875% 7/15/20	2,200,000	2,466,143
Warner Chilcott Co. LLC 7.750% 9/15/18	590,000	629,825

		4,600,733

	Principal Amount	Value
Pipelines — 0.5%
Boardwalk Pipelines LP 5.875% 11/15/16	$1,100,000	$1,194,599
Enable Oklahoma Intrastate Transmission LLC (a) 6.875% 7/15/14	930,000	944,028
Energy Transfer Partners LP FRN 3.255% 11/01/66	575,000	526,125
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	275,000	283,620

		2,948,372

Real Estate — 1.1%
ProLogis LP 5.625% 11/15/15	2,090,000	2,243,550
ProLogis LP, Series A 5.750% 4/01/16	2,000,000	2,172,590
Regency Centers LP 5.250% 8/01/15	2,220,000	2,341,980

		6,758,120

Real Estate Investment Trusts (REITS) — 4.7%
American Tower Corp. 4.625% 4/01/15	2,430,000	2,517,439
ARC Properties Operating Partnership LP/Clark Acquisition LLC (a) 2.000% 2/06/17	640,000	640,189
ARC Properties Operating Partnership LP/Clark Acquisition LLC (a) 3.000% 2/06/19	320,000	318,542
Boston Properties LP 5.625% 4/15/15	3,000,000	3,151,209
DDR Corp. 7.500% 7/15/18	2,400,000	2,853,254
DDR Corp. 9.625% 3/15/16	145,000	167,952
Developers Diversified Realty Corp. 5.500% 5/01/15	1,995,000	2,088,330
Duke Realty LP 5.950% 2/15/17	1,494,000	1,663,821
Duke Realty LP 8.250% 8/15/19	550,000	680,986
Federal Realty Investment Trust 6.200% 1/15/17	2,100,000	2,371,776
HCP, Inc. 6.000% 1/30/17	1,450,000	1,631,122
Highwoods Realty LP 5.850% 3/15/17	710,000	789,671
Highwoods Realty LP 7.500% 4/15/18	170,000	200,118
Mid-America Apartments LP (a) 6.250% 6/15/14	2,225,000	2,249,475
Realty Income Corp. 2.000% 1/31/18	205,000	202,747

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Realty, Inc. 5.950% 9/15/16	$1,750,000	$1,937,072
UDR, Inc. 5.250% 1/15/15	1,650,000	1,707,069
UDR, Inc. 5.250% 1/15/16	1,500,000	1,604,355
Ventas Realty LP/Ventas Capital Corp. 3.125% 11/30/15	500,000	518,856

		27,293,983

Retail — 0.7%
Best Buy Co., Inc. 3.750% 3/15/16	1,450,000	1,493,500
Macy’s Retail Holdings, Inc. 5.750% 7/15/14	1,681,000	1,704,816
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	250,000	294,750
QVC, Inc. (a) 3.125% 4/01/19	445,000	442,213

		3,935,279

Savings & Loans — 0.8%
Glencore Funding LLC (a) 1.700% 5/27/16	2,638,000	2,646,872
Glencore Funding LLC (a) 6.000% 4/15/14	2,325,000	2,329,180

		4,976,052

Software — 0.3%
ManTech International Corp. 7.250% 4/15/18	1,250,000	1,297,187
Oracle Corp. 1.200% 10/15/17	600,000	595,284

		1,892,471

Telecommunications — 1.7%
American Tower Corp. 7.000% 10/15/17	150,000	174,241
CenturyLink, Inc. 5.000% 2/15/15	1,910,000	1,972,075
MetroPCS Wireless, Inc. 7.875% 9/01/18	139,000	147,688
Qwest Corp. 8.375% 5/01/16	975,000	1,108,150
Sprint Communications, Inc. (a) 9.000% 11/15/18	1,185,000	1,448,663
Telecom Italia Capital 6.175% 6/18/14	1,098,000	1,108,980
Telefonica Emisiones SAU 6.421% 6/20/16	331,000	366,328
Verizon Communications, Inc. 2.500% 9/15/16	185,000	191,562
Virgin Media Finance PLC 8.375% 10/15/19	822,000	881,595

	Principal Amount	Value
Virgin Media Secured Finance PLC 6.500% 1/15/18	$2,270,000	$2,352,287

		9,751,569

Transportation — 1.1%
Asciano Finance (a) 3.125% 9/23/15	4,285,000	4,393,586
Asciano Finance (a) 5.000% 4/07/18	388,000	416,641
Ryder System, Inc. 2.500% 3/01/18	1,295,000	1,308,638
Ryder System, Inc. 2.550% 6/01/19	190,000	188,805

		6,307,670

Trucking & Leasing — 0.7%
GATX Corp. 3.500% 7/15/16	105,000	110,446
GATX Corp. 4.750% 5/15/15	185,000	193,000
GATX Corp. 8.750% 5/15/14	695,000	701,613
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 3/15/16	420,000	430,490
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.125% 5/11/15	550,000	563,552
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.750% 5/11/17	1,910,000	2,027,402

		4,026,503

TOTAL CORPORATE DEBT (Cost $245,378,529)		248,356,243

MUNICIPAL OBLIGATIONS — 0.5%
Louisiana State Public Facilities Authority FRN 0.000% 4/26/27	480,661	483,665
North Carolina State Education Assistance Authority FRN 1.138% 1/26/26	783,119	788,182
State of California 5.950% 4/01/16	245,000	269,299
State of Illinois 5.365% 3/01/17	1,200,000	1,311,120

		2,852,266

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,703,229)		2,852,266

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.2%
Automobile ABS — 3.2%
American Credit Acceptance Receivables Trust, Series 2014-1, Class A (a) 1.140% 3/12/18	$676,065	$676,148
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (a) 1.890% 7/15/16	223,004	223,800
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class A2 0.570% 7/10/17	785,000	784,979
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.705% 3/15/20	270,390	270,860
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A (a) 2.054% 8/20/16	800,000	810,815
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	432,430	433,333
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	1,914,678	1,920,930
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	527,084	526,414
CarNow Auto Receivables Trust, Series 2013-1A, Class A (a) 1.160% 10/16/17	340,204	340,156
CFC LLC, Series 2013-1A, Class A (a) 1.650% 7/17/17	253,041	253,906
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.905% 11/07/23	668,381	670,835
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	859,510	862,034
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	1,023,825	1,028,462
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	1,517,464	1,521,460
CPS Auto Trust, Series 2010-PG5, Class A (a) 9.250% 1/15/18	1,144,284	1,153,376
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A (a) 2.200% 9/16/19	1,000,000	1,005,477
DT Auto Owner Trust, Series 2013-1A, Class A (a) 0.750% 5/16/16	329,007	329,067

	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2012-1, Class A2 (a) 1.140% 11/20/17	$482,976	$484,403
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	120,164	120,392
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	349,561	350,293
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	732,381	734,328
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (a) 1.440% 10/15/19	870,000	868,977
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	104,902	105,147
Flagship Credit Auto Trust, Series 2013-1, Class A (a) 1.320% 4/16/18	466,519	466,307
Flagship Credit Auto Trust, Series 2013-2, Class A (a) 1.940% 1/15/19	793,002	791,366
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2 (a) 3.740% 2/25/17	450,000	471,506
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (a) 5.290% 3/25/16	300,000	310,408
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	46,093	46,103
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	340,000	343,672
Santander Drive Auto Receivables Trust, Series 2012-3, Class C 3.010% 4/16/18	830,000	853,234
Wheels SPV LLC, Series 2012-1, Class A2 (a) 1.190% 3/20/21	278,761	279,482

		19,037,670

Commercial MBS — 5.9%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.824% 2/10/51	655,428	730,003
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.246% 2/10/51	1,275,000	1,444,033

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4B 4.943% 9/11/42	$875,000	$919,745
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	750,000	817,789
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	500,000	544,903
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	1,185,000	1,282,124
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class AM VRN 5.568% 10/12/41	880,000	957,935
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	700,000	779,918
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	625,000	699,186
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.751% 9/11/38	900,000	975,859
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.888% 6/11/50	1,215,000	1,366,490
Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A FRN (a) 0.955% 3/15/29	1,085,000	1,085,000
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	845,000	873,256
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.793% 6/10/46	400,000	432,191
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.799% 12/10/49	1,055,000	1,181,810

	Principal Amount	Value
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	$850,909	$853,568
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1 2.238% 8/10/44	308,384	311,342
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	525,000	549,095
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	867,852	906,231
GC Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 5.820% 7/10/38	715,000	778,192
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.820% 7/10/38	1,097,064	1,191,563
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,200,000	1,292,560
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	1,360,000	1,474,907
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	825,000	921,218
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	680,000	763,960
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	450,000	489,350
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	885,000	969,117
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	362,847	366,296
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.280% 1/11/43	400,000	458,185
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2 2.111% 3/15/45	575,000	585,802
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	457,148	452,576

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.550% 8/15/39	$450,000	$475,200
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.550% 8/15/39	304,316	310,758
VFC LLC (Acquired 9/19/13, Cost $1,320,000), Series 2013-1, Class A (a) (b) 3.130% 3/20/26	1,106,109	1,118,242
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.338% 12/15/44	1,025,000	1,087,399
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	1,573,406
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM VRN 5.962% 6/15/45	1,200,000	1,302,173
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	386,511	386,762
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2 1.765% 12/15/45	880,000	878,701
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	400,000	416,881
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	475,000	496,388

		34,500,114

Home Equity ABS — 2.2%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.424% 8/25/35	238,393	235,613
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.484% 11/25/35	374,082	365,873
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.504% 9/25/35	127,374	126,917
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.514% 7/25/35	21,469	21,437
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.894% 11/25/34	134,360	133,753

	Principal Amount	Value
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.814% 6/25/35	$294,895	$289,360
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.738% 8/28/44	10,458	10,444
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.564% 12/25/33	73,219	72,621
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.584% 7/25/35	236,739	228,198
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.604% 8/25/35	335,851	318,028
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.614% 9/25/34	83,223	82,685
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.444% 7/25/36	362,090	359,121
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.574% 5/25/36	700,175	682,592
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.584% 5/25/35	621,601	614,359
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.394% 1/25/36	267,519	261,621
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.584% 4/25/35	249,426	233,170
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.324% 8/25/36	232,769	226,710
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.814% 10/25/35	236,928	229,842
HSBC Home Equity Loan Trust, Series 2005-1, Class M FRN 0.686% 1/20/34	451,675	386,334
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.934% 12/25/32	334,673	326,409
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.434% 8/25/45	936	931
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.904% 2/25/35	50,919	50,673

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.979% 6/25/35	$850,750	$826,147
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.874% 3/25/35	875,000	820,094
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class A2C FRN 0.354% 8/25/36	429,444	417,634
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.888% 6/28/35	979,304	975,237
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.654% 7/25/35	613,611	604,523
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	243	255
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.624% 5/25/35	86,825	86,145
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.414% 9/25/35	408,681	400,637
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.534% 8/25/35	399,957	393,207
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.654% 3/25/35	317,183	310,852
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M1 FRN 0.564% 9/25/35	670,434	654,731
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.344% 3/25/36	75,068	74,799
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.404% 1/25/36	58,717	58,405
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.584% 11/25/35	755,000	741,794
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (a) 0.434% 1/25/37	902,567	890,889
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.494% 3/25/36	90,880	90,405
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.514% 8/25/35	263,398	260,164

		12,862,609

	Principal Amount	Value
Other ABS — 6.8%
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	$1,196,295	$1,255,426
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.905% 12/15/42	432,918	440,550
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	1,520,000	1,519,836
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	700,000	699,865
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	552,364	580,154
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (a) 1.756% 4/17/25	1,520,000	1,520,000
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.336% 8/18/21	1,228,280	1,217,655
Direct Capital Funding V LLC, Series 2013-2, Class A2 (a) 1.730% 8/20/18	1,085,000	1,084,191
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,290,100	1,380,548
Drug Royalty Corp., Inc., Series 2012-1, Class A1 FRN (a) 5.488% 7/15/24	677,949	704,366
Drug Royalty II LP 1, Series 2012-1, Class A1 FRN (a) 4.238% 1/15/25	473,670	490,765
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	376,176	373,800
Galaxy VIII CLO Ltd., Series 2007-8A, Class A FRN (a) 0.479% 4/25/19	2,083,588	2,070,624
Global Container Assets, Series 2013-1A, Class A1 (a) 2.200% 11/05/28	539,735	537,454
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	394,629	395,739
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.405% 6/02/17	575,000	583,825
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	1,053,788	1,050,846

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class A2 (a) 1.147% 5/16/44	$590,000	$588,554
Horizon Funding Trust, Series 2013-1A, Class A (a) 3.000% 5/15/18	611,241	612,005
Icon Brands Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	153,450	153,018
Icon Brands Holdings LLC, Series 2013-1A, Class A (a) 4.352% 1/25/43	531,942	529,634
LEAF II Receivables Funding LLC, Series 2013-1, Class A2 (a) 0.880% 11/15/15	2,010,000	2,008,593
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	987,130	1,010,769
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.099% 4/25/35	1,670,035	1,624,775
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	603,260	608,596
Nations Equipment Finance Funding I LLC, Series 2013-1A, Class A (a) 1.697% 11/20/16	769,012	769,012
New Residential Advance Receivables Trust Advance Receivables Backed, Series 2014-T1, Class A1 (a) (c) 1.274% 3/15/45	1,345,000	1,345,000
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	164,201	164,227
Newport Waves CDO (Acquired 3/30/07, Cost $1,598,144), Series 2007-1A, Class A3LS FRN (a) (b) 0.834% 6/20/14	1,600,000	1,600,640
Oak Hill Credit Partners IV Ltd., Series 2005-4A, Class A1B FRN (a) 0.486% 5/17/21	1,532,897	1,531,917
Oxford Finance Funding Trust, Series 2012-1A, Class A (a) 3.900% 3/15/17	676,904	683,250
PFS Financing Corp., Series 2012-BA, Class A FRN (a) 0.855% 10/17/16	3,000,000	3,006,487
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.655% 10/17/16	750,000	754,302

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (a) 2.280% 11/20/25	$462,589	$462,458
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	255,962	260,321
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (a) 3.370% 7/20/28	178,680	183,156
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	650,000	653,913
SVO VOI Mortgage LLC, Series 2010-AA, Class A (a) 3.650% 7/20/27	224,945	230,367
TAL Advantage LLC, Series 2006-1A FRN (a) 0.346% 4/20/21	791,667	782,499
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.410% 5/15/20	619,500	616,086
Textainer Marine Containers Ltd., Series 2012-1A, Class A (a) 4.210% 4/15/27	323,333	323,668
Trade MAPS 1 Ltd., Series 2013-1A, Class A FRN (a) 0.854% 12/10/18	925,000	927,886
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.555% 10/15/15	1,040,000	1,051,232
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.655% 7/15/41	800,532	820,045
Triton Container Finance LLC, Series 2012-1A, Class A (a) 4.210% 5/14/27	686,000	687,681

		39,895,735

Student Loans ABS — 2.7%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.364% 8/25/26	132,758	131,695
Access Group, Inc., Series 2004-A, Class A2 FRN 0.498% 4/25/29	653,401	646,704
Access Group, Inc., Series 2002-1, Class A4 VRN 1.657% 9/01/37	400,000	369,989
Access Group, Inc., Series 2003-A, Class A3 FRN 1.658% 7/01/38	1,056,902	936,144

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1/25/47	$1,075,000	$911,062
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A2 FRN 0.323% 12/28/21	175,457	175,334
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.393% 12/15/22	235,284	234,489
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.520% 6/15/43	450,000	441,495
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.654% 6/15/43	650,000	645,125
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.900% 6/15/43	300,000	245,934
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.334% 8/25/25	1,115,654	1,112,719
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.354% 11/25/26	498,697	494,905
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.538% 10/28/41	434,603	432,033
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.544% 9/27/35	685,000	658,353
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 FRN 0.756% 9/20/22	52,406	52,425
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.344% 2/25/28	225,169	223,513
National Collegiate Student Loan Trust, Series 2005-GATE, Class A1 FRN (a) (c) 0.605% 4/28/23	674,780	647,788
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.954% 4/25/46	270,469	273,371
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.335% 10/28/26	279,351	278,139
Northstar Education Finance, Inc., Series 2004-2 FRN 0.355% 4/28/16	69,926	69,919
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.443% 5/28/26	249,647	248,882

	Principal Amount	Value
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.318% 1/25/18	$174,533	$174,416
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.358% 1/15/19	46,557	46,546
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.408% 7/15/36	1,810,000	1,792,381
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 0.500% 12/15/16	200,000	199,937
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.883% 12/15/38	727,845	649,238
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.255% 12/15/21	1,614,502	1,621,393
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.255% 8/15/23	424,662	427,568
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.555% 8/15/25	404,136	408,604
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.644% 12/15/16	125,000	124,961
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.645% 12/15/16	350,000	349,891
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.645% 12/15/16	150,000	149,953
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.646% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.655% 6/17/30	100,000	97,069
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.425% 10/28/28	158,681	158,346
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.688% 1/25/21	52,539	52,543
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.348% 7/27/20	70,864	70,833

		15,653,666

WL Collateral CMO — 0.3%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.753% 8/25/34	166,064	161,644

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.658% 2/25/34	$36,790	$36,222
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.009% 9/25/33	9,425	8,502
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.562% 8/25/34	29,073	27,539
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.264% 5/25/37	727,885	478,099
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.364% 8/25/34	112,703	95,262
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.404% 8/25/36	175,876	161,016
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.247% 2/25/34	13,684	12,773
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 FRN 2.379% 2/25/34	255,781	262,074
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.494% 7/25/33	6,892	6,961
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	338	342
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	133,849	135,856
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.414% 7/25/35	15,289	15,233
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.567% 3/25/34	71,481	71,986
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.531% 4/25/44	165,633	164,655

		1,638,164

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.404% 11/25/37	363,066	357,137
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.744% 6/25/32	43,518	40,607

		397,744

	Principal Amount	Value

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $123,299,475)		$123,985,702

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 7.3%
Collateralized Mortgage Obligations — 1.7%
Federal Home Loan Mortgage Corp., Series 4291, Class K 3.000% 5/15/38	$3,219,889	3,218,375
Federal Home Loan Mortgage Corp., Series 4290, Class CA 3.500% 12/15/38	4,145,378	4,244,285
Federal National Mortgage Association, Series 2014-14, Class A 3.500% 2/25/37	2,265,000	2,327,214

		9,789,874

Pass-Through Securities — 5.6%
Federal Home Loan Mortgage Corp. Pool #1Q0239 2.381% 3/01/37 FRN	912,514	971,400
Pool #E00856 7.500% 6/01/15	1,401	1,441
Federal National Mortgage Association
Pool #725692 2.269% 10/01/33 FRN	196,758	207,208
Pool #888586 2.342% 10/01/34 FRN	412,702	435,870
Pool #775539 2.367% 5/01/34 FRN	147,150	153,791
Pool #684154 5.500% 2/01/18	14,539	15,406
Pool #702331 5.500% 5/01/18	199,870	212,604
Pool #725796 5.500% 9/01/19	1,050,479	1,127,299
Pool #844564 5.500% 12/01/20	207,480	223,918
Federal National Mortgage Association TBA Pool #299 2.500% 9/01/27 (d)	24,900,000	24,876,656
Pool #45577 5.500% 11/01/34 (d)	3,300,000	3,642,375
Government National Mortgage Association
Pool #507545 7.500% 8/15/29	34,392	40,756

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association II
Pool #82488 2.000% 3/20/40 FRN	$510,712	$528,700
Pool #82462 3.500% 1/20/40 FRN	450,397	476,791

		32,914,215

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $42,735,270)		42,704,089

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bonds & Notes — 1.9%
U.S. Treasury Note (e) 0.625% 9/30/17	2,350,000	2,306,328
U.S. Treasury Note 1.000% 5/31/18	4,050,000	3,975,803
U.S. Treasury Note (e) 1.500% 8/31/18	275,000	274,500
U.S. Treasury Note 1.625% 8/15/22	5,150,000	4,788,695

		11,345,326

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,314,160)		11,345,326

TOTAL BONDS & NOTES (Cost $425,430,663)		429,243,626

TOTAL LONG-TERM INVESTMENTS (Cost $425,430,663)		429,243,626

SHORT-TERM INVESTMENTS — 32.2%
Commercial Paper — 32.2%
AGL Capital Corp. (a) 0.325% 5/05/14	4,000,000	3,998,791
AGL Capital Corp. (a) 0.335% 4/09/14	3,000,000	2,999,780
Airgas, Inc. (a) 0.335% 4/16/14	2,000,000	1,999,725
Airgas, Inc. (a) 0.340% 4/03/14	2,000,000	1,999,962
Ameren Corp. 0.300% 4/01/14	4,450,000	4,450,000
British Telecommunications PLC (a) 0.420% 4/10/14	3,300,000	3,299,654
British Telecommunications PLC (a) 0.700% 4/08/14	7,000,000	6,999,047
Centrica PLC (a) 0.360% 6/17/14	10,000,000	9,992,300

	Principal Amount	Value
Daimler Finance North America LLC (a) 0.500% 11/03/14	$4,000,000	$3,988,000
Daimler Finance North America LLC (a) 0.600% 3/10/15	8,000,000	7,954,267
Duke Energy Corp. (a) 0.350% 9/02/14	5,300,000	5,292,065
Enbridge (US), Inc. (a) 0.300% 4/09/14	8,500,000	8,499,433
Enbridge Energy Partners LP (a) 0.330% 4/24/14	2,520,000	2,519,469
ERAC USA Finance LLC (a) 0.340% 6/19/14	10,000,000	9,992,539
Experian Finance PLC (a) 0.330% 6/06/14	1,075,000	1,074,350
Experian Finance PLC (a) 0.427% 8/11/14	9,000,000	8,986,140
FMC Corp. (a) 0.280% 4/09/14	4,900,000	4,899,695
Glencore Funding LLC (a) 0.650% 6/19/14	2,000,000	1,997,147
Glencore Funding LLC (a) 0.710% 6/12/14	10,000,000	9,985,800
Holcim US Finance Sarl & Cie (a) 0.390% 5/05/14	5,000,000	4,998,158
Holcim US Finance Sarl & Cie (a) 0.390% 5/09/14	3,500,000	3,498,559
Holcim US Finance Sarl & Cie (a) 0.400% 4/08/14	2,000,000	1,999,844
Holcim US Finance Sarl & Cie (a) 0.410% 4/22/14	2,500,000	2,499,402
Intercontinental Exchange, Inc. (a) 0.304% 5/28/14	6,090,000	6,087,107
Noble Corp. (a) 0.340% 5/07/14	3,000,000	2,998,980
Noble Corp. (a) 0.340% 5/09/14	6,500,000	6,497,667
Rockwell Collins, Inc. (a) 0.300% 6/05/14	10,000,000	9,994,583
Sempra Energy Holding (a) 0.310% 5/12/14	980,000	979,654
Sempra Energy Holding (a) 0.400% 8/25/14	1,000,000	998,378
Sempra Energy Holding (a) 0.410% 8/25/14	2,480,000	2,475,876
Sempra Energy Holding (a) 0.417% 8/01/14	2,500,000	2,496,526
Sempra Energy Holdings (a) 0.715% 3/06/15	5,000,000	4,967,042
Tesco Treasury Services PLC (a) 0.390% 8/20/14	10,000,000	9,984,725

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Cable, Inc. (a) 0.350% 4/17/14	$6,000,000	$5,999,067
Vodafone Group PLC (a) 0.630% 4/07/14	3,400,000	3,399,643
WellPoint, Inc. (a) 0.427% 10/01/14	8,000,000	7,982,920
Xcel Energy, Inc. (a) 0.406% 7/14/14	10,000,000	9,988,445

		188,774,740

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	89,160	89,160

TOTAL SHORT-TERM INVESTMENTS (Cost $188,863,900)		188,863,900

TOTAL INVESTMENTS — 105.5% (Cost $614,294,563) (f)		618,107,526

Other Assets/(Liabilities) — (5.5)%		(32,120,542)

NET ASSETS — 100.0%		$585,986,984

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $306,652,000 or 52.33% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At March 31, 2014, these securities amounted to a value of $2,718,882 or 0.46% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $1,992,788 or 0.34% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 141.9%

CORPORATE DEBT — 2.6%
Auto Manufacturers — 0.4%
Nissan Motor Acceptance Corp. FRN (a) 0.786% 3/03/17	$1,100,000	$1,101,916

Banks — 0.7%
Deutsche Bank AG FRN 0.847% 2/13/17	1,750,000	1,755,934
First Horizon National Corp. 5.375% 12/15/15	390,000	414,924

		2,170,858

Computers — 0.2%
Hewlett-Packard Co. 2.650% 6/01/16	700,000	723,711

Diversified Financial — 0.3%
Ford Motor Credit Co. LLC 12.000% 5/15/15	700,000	785,697

Oil & Gas — 0.6%
Petrobras Global Finance BV FRN 2.593% 3/17/17	970,000	970,000
Transocean, Inc. 4.950% 11/15/15	675,000	716,632

		1,686,632

Real Estate Investment Trusts (REITS) — 0.4%
DDR Corp. 9.625% 3/15/16	945,000	1,094,585

TOTAL CORPORATE DEBT (Cost $3,537,838)		7,563,399

MUNICIPAL OBLIGATIONS — 0.2%
Educational Funding of the South, Inc. FRN 0.586% 9/01/17	278,296	277,910
Louisiana State Public Facilities Authority FRN 1.138% 4/26/27	326,849	328,892

		606,802

TOTAL MUNICIPAL OBLIGATIONS (Cost $605,146)		606,802

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 36.6%
Automobile ABS — 9.9%
American Credit Acceptance Receivables Trust, Series 2013-2, Class A (a) 1.320% 2/15/17	609,679	610,942

	Principal Amount	Value
American Credit Acceptance Receivables Trust, Series 2013-1, Class A (a) 1.450% 4/16/18	$565,762	$568,228
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (a) 1.640% 11/15/16	186,554	187,387
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (a) 1.890% 7/15/16	378,288	379,638
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class A2 0.570% 7/10/17	380,000	379,990
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2 0.740% 11/08/16	458,372	458,651
ARI Fleet Lease Trust, Series 2013-A, Class A2 (a) 0.700% 12/15/15	242,153	242,088
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.705% 3/15/20	181,321	181,636
Avis Budget Rental Car Funding AESOP LLC, Series 2011-2A, Class A (a) 2.370% 11/20/14	680,000	685,018
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	204,835	205,263
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	550,000	549,481
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	1,032,298	1,035,669
Capital Auto Receivables Asset Trust, Series 2014-1, Class A1B FRN 0.507% 5/20/16	1,065,000	1,065,479
Carfinance Capital Auto Trust, Series 2013-2A, Class A (a) 1.750% 11/15/17	556,759	559,169
CarNow Auto Receivables Trust, Series 2013-1A, Class A (a) 1.160% 10/16/17	348,983	348,934
CFC 2012-1 LLC, Series 2014-1A, Class A (a) 1.460% 12/17/18	450,000	449,946
CFC LLC, Series 2013-1A, Class A (a) 1.650% 7/17/17	159,416	159,961
Chesapeake Funding LLC, Series 2012-2A, Class A FRN (a) 0.606% 5/07/24	635,119	635,993

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.906% 11/07/23	$445,588	$447,223
CPS Auto Receivables Trust, Series 2012-A, Class A (a) 2.780% 6/17/19	287,362	291,776
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	380,000	379,967
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	396,388	397,432
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	832,224	834,668
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	660,162	663,153
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	412,138	415,247
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	822,254	824,419
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	429,182	438,827
CPS Auto Trust, Series 2010-PG5, Class A (a) 9.250% 1/15/18	549,438	553,804
Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A (a) 1.520% 3/16/20	855,000	859,304
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A (a) 2.610% 3/15/19	347,349	348,688
DT Auto Owner Trust, Series 2014-1A, Class A (a) 0.660% 7/17/17	616,143	615,644
DT Auto Owner Trust, Series 2013-1A, Class A (a) 0.750% 5/16/16	178,071	178,103
DT Auto Owner Trust, Series 2013-2A, Class A (a) 0.810% 9/15/16	718,899	719,121
Enterprise Fleet Financing LLC, Series 2012-2, Class A2 (a) 0.720% 4/20/18	326,256	326,588
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 (a) 0.870% 9/20/19	605,000	604,995
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	91,325	91,498
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	238,867	239,367
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	346,918	347,840

	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2012-2A, Class A (a) 1.300% 6/15/17	$498,267	$499,228
Exeter Automobile Receivables Trust, Series 2013-2A, Class A (a) 1.490% 11/15/17	461,155	462,710
Exeter Automobile Receivables Trust, Series 2012-1A, Class A (a) 2.020% 8/15/16	443,195	443,987
First Investors Auto Owner Trust, Series 2013-1A, Class A2 (a) 0.900% 10/15/18	997,391	995,832
First Investors Auto Owner Trust, Series 2013-2A, Class A2 (a) 1.230% 3/15/19	642,109	642,236
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	192,320	192,769
Hertz Fleet Lease Funding LP, Series 2013-3, Class A FRN (a) 0.704% 12/10/27	1,650,000	1,655,265
Navistar Financial Owner Trust, Series 2012-A, Class A3 (a) 1.190% 1/18/19	1,025,000	1,026,281
Prestige Auto Receivables Trust, Series 2014-1A, Class A2 (a) 0.970% 3/15/18	350,000	349,954
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	35,685	35,693
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	255,000	257,754
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B FRN 0.525% 6/15/17	365,000	365,000
Santander Drive Auto Receivables Trust, Series 2013-5, Class A2B FRN 0.535% 4/17/17	1,000,000	1,000,524
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2 0.890% 9/15/16	702,226	703,219
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (a) 2.060% 6/15/17	331,360	331,371
Santander Drive Auto Receivables Trust, Series 2011-2, Class B 2.660% 1/15/16	124,014	124,267
SNAAC Auto Receivables Trust, Series 2012-1A, Class A (a) 1.780% 6/15/16	8,839	8,841

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Auto Credit Securitization Trust, Series 2013-1, Class A2 (a) 0.950% 9/15/15	$379,686	$379,763
Westlake Automobile Receivables Trust, Series 2012-1A, Class A2 (a) 1.030% 3/15/16	248,183	248,203
Westlake Automobile Receivables Trust, Series 2013-1A, Class A2 (a) 1.120% 1/15/18	695,000	695,407
Wheels SPV LLC, Series 2012-1, Class A2 (a) 1.190% 3/20/21	219,524	220,092

		28,919,533

Commercial MBS — 1.4%
Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A FRN (a) 0.955% 3/15/29	520,000	520,000
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	447,335	448,733
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	2,270,294	2,247,591
VFC LLC (Acquired 9/19/13, Cost $1,320,000), Series 2013-1, Class A (a) (b) 3.130% 3/20/26	557,277	563,389
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	270,821	270,997

		4,050,710

Home Equity ABS — 1.7%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.424% 8/25/35	125,011	123,553
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.514% 7/25/35	13,740	13,720
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.894% 11/25/34	119,970	119,428
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.829% 2/25/35	152,161	149,116
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.738% 8/28/44	5,346	5,339
Countrywide Asset-Backed Certificates, Series 2005-BC5, Class 3A3 FRN 0.524% 1/25/36	440,815	434,551

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.614% 9/25/34	$51,162	$50,831
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.444% 7/25/36	517,305	513,065
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.574% 5/25/36	472,846	460,971
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.584% 5/25/35	342,237	338,250
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.814% 10/25/35	187,049	181,454
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.934% 12/25/32	240,964	235,014
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.904% 2/25/35	15,465	15,390
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.979% 6/25/35	620,407	602,465
Mastr Asset Backed Securities Trust, Series 2005-WMC1, Class M2 FRN 0.829% 3/25/35	480,136	474,439
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.888% 6/28/35	768,082	764,892
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 FRN 0.604% 8/25/35	277,599	272,725
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.624% 5/25/35	56,436	55,995
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.534% 8/25/35	224,976	221,179
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.344% 3/25/36	36,891	36,758

		5,069,135

Other ABS — 11.6%
321 Henderson Receivables II LLC, Series 2006-3A, Class A1 FRN (a) 0.355% 9/15/41	436,907	419,280
321 Henderson Receivables LLC, Series 2006-4A, Class A1 FRN (a) 0.355% 12/15/41	844,954	811,455

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.905% 12/15/42	$1,372,350	$1,396,544
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	740,000	739,920
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	340,000	339,934
CCG Receivables Truste, Series 2013-1, Class A2, ABS, 144A (a) 1.050% 8/14/20	489,392	489,244
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.337% 8/18/21	2,547,584	2,525,548
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	846,325	841,438
Direct Capital Funding IV LLC, Series 2013-1, Class A (a) 1.673% 12/20/17	315,305	315,305
Drug Royalty II LP 1, Series 2012-1, Class A1 FRN (a) 4.239% 1/15/25	834,562	864,681
Galaxy VIII CLO Ltd., Series 2007-8A, Class A FRN (a) 1.000% 4/25/19	1,000,343	994,119
Global Container Assets, Series 2013-1A, Class A1 (a) 2.200% 11/05/28	259,073	257,978
Global Container Assets Ltd., Series 2013-1A, Class A2 (a) 3.300% 11/05/28	750,000	740,590
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	475,528	476,866
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.405% 6/02/17	375,000	380,755
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T6, Class AT6 (a) 1.287% 9/15/44	850,000	851,275
HLSS Servicer Advance Receivables Trust, Series 2014-T1, Class AT1 (a) 1.244% 1/17/45	1,270,000	1,270,471
LEAF II Receivables Funding LLC, Series 2013-1, Class A2 (a) 0.880% 11/15/15	1,470,000	1,468,971
Macquarie Equipment Funding Trust, Series 2012-A, Class A2 (a) 0.610% 4/20/15	369,549	369,915

	Principal Amount	Value
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	$1,165,577	$1,193,489
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.099% 4/25/35	915,372	890,564
Nations Equipment Finance Funding I LLC, Series 2013-1A, Class A (a) 1.697% 11/20/16	414,260	414,260
Navitas Equipment Receivables LLC, Series 2013-1, Class A (a) 1.950% 11/15/16	859,596	859,805
New Residential Advance Receivables Trust Advance Receivables Backed, Series 2014-T1, Class A1 (c) 1.274% 3/15/45	645,000	645,000
New York City Tax Lien, Series 2013-A, Class A (a) 1.190% 11/10/26	262,928	263,042
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	570,732	570,822
Oak Hill Credit Partners IV Ltd., Series 2005-4A, Class A1B FRN (a) 0.486% 5/17/21	751,371	750,891
Oxford Finance Funding Trust, Series 2012-1A, Class A (a) 3.900% 3/15/17	853,651	861,654
PFS Financing Corp., Series 2013-AA, Class A FRN (a) 0.705% 2/15/18	2,100,000	2,098,730
PFS Financing Corp., Series 2014-AA, Class A FRN (a) 0.755% 2/15/19	1,490,000	1,489,998
PFS Financing Corp., Series 2012-BA, Class A FRN (a) 0.855% 10/17/16	1,510,000	1,513,265
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	187,705	190,902
Sierra Receivables Funding Co. LLC, Series 2011-2A, Class A (a) 3.260% 5/20/28	419,542	427,125
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	325,000	326,957
TAL Advantage LLC, Series 2006-1A FRN (a) 0.347% 4/20/21	833,333	823,683
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.410% 5/15/20	2,170,000	2,158,041

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trade MAPS 1 Ltd., Series 2013-1A, Class A FRN (a) 0.854% 12/10/18	$990,000	$993,089
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.555% 10/15/15	754,000	762,143
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.655% 7/15/41	476,913	488,537
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	581,289	584,123

		33,860,409

Student Loans ABS — 11.8%
Academic Loan Funding Trust, Series 2013-1A, Class A FRN (a) 0.954% 12/26/44	4,146,418	4,146,468
Access Group, Inc., Series 2007-1, Class A2 FRN 0.269% 4/25/17	1,882,665	1,876,031
Access Group, Inc., Series 2005-1, Class A2 FRN 0.344% 3/23/20	182,032	181,828
Access Group, Inc., Series 2006-1, Class A2 FRN 0.345% 8/25/23	871,296	864,573
Access Group, Inc., Series 2007-A, Class A2 FRN 0.365% 8/25/26	83,847	83,176
Access Group, Inc., Series 2005-2, Class A3 FRN 0.416% 11/22/24	275,296	272,981
Access Group, Inc., Series 2005-A, Class A2 FRN 0.459% 4/27/26	813,947	810,513
Access Group, Inc., Series 2005-B, Class A2 FRN 0.469% 7/25/22	370,654	367,340
Access Group, Inc., Series 2004-A, Class A2 FRN 0.499% 4/25/29	411,011	406,797
Access Group, Inc., Series 2003-A, Class A3 FRN 1.658% 7/01/38	301,972	267,470
Brazos Higher Education Authority, Series 2004-I, Class A2 FRN 0.010% 6/27/22	505,654	504,931
Brazos Higher Education Authority, Series 2005-3, Class A14 FRN 0.343% 9/25/23	86,450	86,391
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.657% 1/25/47	675,000	572,063

	Principal Amount	Value
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A2 FRN 0.323% 12/28/21	$115,791	$115,710
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3 FRN 0.443% 9/28/26	850,922	847,261
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.393% 12/15/22	575,845	573,899
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.654% 6/15/43	1,150,000	1,141,375
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.655% 6/15/43	350,000	343,385
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.900% 6/15/43	200,000	163,956
Education Loan Asset-Backed Trust I, Series 2012-1, Class A1 FRN (a) 0.604% 6/25/22	498,670	498,838
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.305% 5/25/23	185,549	183,953
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.335% 8/25/25	732,148	730,222
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.355% 11/25/26	369,867	367,055
Higher Education Funding I, Series 2004-1, Class A13 FRN (a) 0.014% 1/01/44	200,000	182,699
Higher Education Funding I, Series 2004-1, Class A15 FRN (a) 1.125% 1/01/44	275,000	253,607
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.539% 10/28/41	2,209,476	2,196,407
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 FRN 0.757% 9/20/22	36,738	36,751
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.344% 2/25/28	117,315	116,452
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.954% 4/25/46	142,352	143,880

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2014-2A, Class B FRN (a) 1.655% 6/25/41	$295,000	$269,295
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.335% 10/28/26	172,932	172,181
Northstar Education Finance, Inc., Series 2004-2 FRN 0.355% 4/28/16	168,459	168,441
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.443% 5/28/26	583,995	582,205
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.319% 1/25/18	131,869	131,781
Pennsylvania Higher Education Assistance Agency FRN 0.839% 4/25/19	876,758	882,115
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2 FRN 1.657% 4/25/44	450,000	431,353
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.359% 1/15/19	48,017	48,006
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.409% 7/15/36	1,370,000	1,356,664
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.413% 3/15/19	144,984	144,996
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.439% 1/25/16	26,710	26,712
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.453% 12/15/17	178,506	178,503
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 0.500% 12/15/16	150,000	149,953
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.739% 10/25/17	101,544	101,746
SLM Student Loan Trust, Series 2014-A, Class A1 FRN (a) 0.755% 7/15/22	1,475,000	1,475,018
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.883% 12/15/38	496,258	442,662
SLM Student Loan Trust, Series 2012-E, Class A1 FRN (a) 0.905% 10/16/23	343,348	343,905

	Principal Amount	Value
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.255% 12/15/21	$2,139,892	$2,149,025
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.255% 8/15/23	286,785	288,747
SLM Student Loan Trust, Series 2008-5, Class A2 FRN 1.339% 10/25/16	222,103	222,228
SLM Student Loan Trust, Series 2005-6, Class A5B FRN 1.439% 7/27/26	1,038,858	1,055,582
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.555% 8/15/25	288,668	291,860
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 1.644% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2003-10A, Class A1C FRN (a) 1.644% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.644% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.645% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.645% 12/15/16	75,000	74,977
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.645% 12/15/16	375,000	374,883
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.646% 12/15/16	125,000	124,961
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.650% 9/15/28	900,000	900,000
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 2.650% 6/17/30	600,000	600,000
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.655% 6/17/30	500,000	485,345
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.355% 7/28/26	302,012	299,818
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.425% 10/28/28	394,866	394,032
SMS Student Loan Trust, Series 1999-B, Class A2 FRN 0.475% 4/30/29	353,993	353,705

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
South Carolina Student Loan Corp., Series 2006-1, Class A1 FRN 0.326% 12/02/19	$623,263	$620,185
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.689% 1/25/21	73,944	73,949
US Education Loan Trust IV LLC, Series 2007-1A, Class 1A3 FRN (a) 0.636% 9/01/22	366,191	366,207
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.349% 7/27/20	141,728	141,665

		34,458,593

WL Collateral CMO — 0.1%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1 FRN (a) 0.854% 3/25/45	337,061	322,466
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	78,735	79,916

		402,382

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.404% 11/25/37	178,449	175,535

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $106,570,620)		106,936,297

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.1%
Pass-Through Securities — 0.1%
Government National Mortgage Association II Pool #82462 FRN 3.500% 1/20/40	300,265	317,860

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $318,750)		317,860

U.S. TREASURY OBLIGATIONS — 102.4%
U.S. Treasury Bonds & Notes — 102.4%
U.S. Treasury Inflation Index (d) 0.125% 4/15/16	13,859,699	14,234,340
U.S. Treasury Inflation Index (d) (e) (f) 0.125% 4/15/17	16,996,024	17,475,363

	Principal Amount	Value
U.S. Treasury Inflation Index (d) 0.125% 4/15/18	$21,545,997	$22,040,887
U.S. Treasury Inflation Index (d) 0.125% 1/15/22	13,950,495	13,667,133
U.S. Treasury Inflation Index (d) 0.125% 7/15/22	13,745,701	13,464,340
U.S. Treasury Inflation Index (d) 0.125% 1/15/23	18,664,618	18,059,473
U.S. Treasury Inflation Index (d) 0.375% 7/15/23	7,537,725	7,455,277
U.S. Treasury Inflation Index (d) 0.625% 7/15/21	12,769,268	13,147,353
U.S. Treasury Inflation Index (d) 0.625% 1/15/24	11,663,781	11,703,881
U.S. Treasury Inflation Index (d) 0.625% 2/15/43	6,175,011	5,170,608
U.S. Treasury Inflation Index (d) 0.750% 2/15/42	5,299,610	4,618,112
U.S. Treasury Inflation Index (d) 1.125% 1/15/21	11,082,057	11,764,290
U.S. Treasury Inflation Index (d) 1.250% 7/15/20	10,252,718	11,048,903
U.S. Treasury Inflation Index (d) 1.375% 7/15/18	5,227,868	5,672,237
U.S. Treasury Inflation Index (d) 1.375% 1/15/20	6,024,366	6,510,550
U.S. Treasury Inflation Index (d) 1.375% 2/15/44	5,504,369	5,617,038
U.S. Treasury Inflation Index (d) 1.625% 1/15/18	5,381,193	5,841,118
U.S. Treasury Inflation Index (d) 1.750% 1/15/28	2,724,089	3,018,206
U.S. Treasury Inflation Index (d) 1.875% 7/15/19	5,646,787	6,284,699
U.S. Treasury Inflation Index (d) 2.000% 1/15/16	5,308,737	5,633,483
U.S. Treasury Inflation Index (d) 2.000% 1/15/26	6,669,801	7,594,715
U.S. Treasury Inflation Index (d) 2.125% 1/15/19	4,689,738	5,237,119
U.S. Treasury Inflation Index (d) 2.125% 2/15/40	3,246,360	3,887,010
U.S. Treasury Inflation Index (d) 2.125% 2/15/41	2,963,783	3,561,404
U.S. Treasury Inflation Index (d) 2.375% 1/15/17	5,532,198	6,058,189
U.S. Treasury Inflation Index (d) 2.375% 1/15/25	9,430,156	11,104,744
U.S. Treasury Inflation Index (d) 2.375% 1/15/27	4,111,456	4,880,746
U.S. Treasury Inflation Index (d) 2.500% 7/15/16	4,980,002	5,432,873
U.S. Treasury Inflation Index (d) 2.500% 1/15/29	5,958,854	7,236,283

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (d) 2.625% 7/15/17	$5,653,785	$6,330,475
U.S. Treasury Inflation Index (d) 3.375% 4/15/32	2,016,050	2,786,561
U.S. Treasury Inflation Index (d) 3.625% 4/15/28	5,227,474	7,106,505
U.S. Treasury Inflation Index (d) 3.875% 4/15/29	7,583,151	10,705,278
U.S. Treasury Note 0.250% 2/29/16	14,600,000	14,561,220

		298,910,413

TOTAL U.S. TREASURY OBLIGATIONS (Cost $299,725,192)		298,910,413

TOTAL BONDS & NOTES (Cost $410,757,546)		414,334,771

TOTAL LONG-TERM INVESTMENTS (Cost $410,757,546)		414,334,771

SHORT-TERM INVESTMENTS — 48.3%
Commercial Paper — 47.9%
AGL Capital Corp. (a) 0.320% 4/07/14	500,000	499,973
Airgas, Inc. (a) 0.290% 6/11/14	1,500,000	1,499,142
Airgas, Inc. (a) 0.320% 6/17/14	3,000,000	2,997,947
Ameren Corp. 0.290% 4/24/14	1,000,000	999,815
Aon Corp. (a) 0.300% 4/14/14	2,000,000	1,999,783
Aon Corp. (a) 0.304% 4/14/14	2,500,000	2,499,729
British Telecommunications PLC (a) 0.750% 4/10/14	400,000	399,925
Canadian Natural Resources Ltd. (a) 0.300% 4/08/14	325,000	324,981
Centrica PLC (a) 0.430% 8/01/14	4,500,000	4,493,442
COX Enterprises, Inc. (a) 0.300% 5/27/14	4,500,000	4,497,900
Daimler Finance North America LLC (a) 0.500% 12/01/14	4,500,000	4,484,750
Duke Energy Corp. (a) 0.350% 9/03/14	4,500,000	4,493,219
Enbridge Energy Partners LP (a) 0.310% 4/14/14	2,150,000	2,149,759
Enbridge Energy Partners LP (a) 0.330% 4/24/14	2,200,000	2,199,536

	Principal Amount	Value
ERAC USA Finance LLC (a) 0.340% 6/19/14	$4,500,000	$4,496,642
Experian Finance PLC (a) 0.330% 6/06/14	500,000	499,698
Experian Finance PLC (a) 0.330% 6/23/14	4,000,000	3,996,957
FMC Technologies, Inc. (a) 0.010% 4/14/14	1,500,000	1,499,838
FMC Technologies, Inc. (a) 0.280% 4/16/14	1,360,000	1,359,841
FMC Technologies, Inc. (a) 0.310% 6/24/14	3,100,000	3,097,758
Glencore Funding LLC (a) 0.710% 6/12/14	4,500,000	4,493,610
Holcim US Finance Sarl & Cie (a) 0.380% 6/24/14	4,500,000	4,496,010
Hyundai Capital America (a) 0.280% 5/12/14	2,207,000	2,206,296
Hyundai Capital America (a) 0.430% 5/19/14	2,500,000	2,499,050
IntercontinentalExchange, Inc. (a) 0.300% 5/22/14	7,300,000	7,296,897
Mondelez International, Inc. (a) 0.300% 5/13/14	263,000	262,908
National Grid USA (a) 0.290% 4/25/14	4,500,000	4,499,130
Nissan Motor Acceptance Corp. (a) 0.310% 4/14/14	4,500,000	4,499,496
Noble Corp. (a) 0.350% 4/08/14	2,248,000	2,247,847
Noble Corp. (a) 0.480% 4/21/14	2,000,000	1,999,467
Pentair Finance (a) 0.284% 4/11/14	1,250,000	1,249,903
Pentair Finance (a) 0.290% 4/10/14	1,000,000	999,928
Pentair Finance (a) 0.300% 4/24/14	485,000	484,907
Pentair Finance (a) 0.304% 4/24/14	497,000	496,905
Plains All American Pipeline LP (a) 0.250% 4/07/14	3,000,000	2,999,875
Rockwell Collins, Inc. (a) 0.290% 5/01/14	7,000,000	6,998,308
Sabmiller Holdings, Inc. 0.320% 6/19/14	4,000,000	3,997,191
Sempra Energy Holdings (a) 0.611% 12/09/14	2,000,000	1,991,600
Sempra Energy Holdings (a) 0.715% 3/06/15	2,500,000	2,483,521
Tesco Treasury Services PLC (a) 0.300% 6/12/14	4,500,000	4,497,300
Time Warner Cable, Inc. (a) 0.304% 4/17/14	4,000,000	3,999,467

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Cable, Inc. (a) 0.325% 4/15/14	$250,000	$249,969
TransCanada PipeLines Ltd. (a) 0.270% 5/12/14	4,500,000	4,498,616
Virginia Electric and Power Co. 0.294% 4/22/14	4,500,000	4,499,239
Vodafone Group PLC (a) 0.630% 4/07/14	5,500,000	5,499,422
Volvo Group Treasury NA (a) 0.290% 4/29/14	4,500,000	4,498,985
WellPoint, Inc. (a) 0.010% 10/01/14	3,500,000	3,492,528
Xcel Energy, Inc. (a) 0.010% 7/14/14	4,000,000	3,995,378

		139,924,388

Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (g)	1,199,809	1,199,809

TOTAL SHORT-TERM INVESTMENTS (Cost $141,124,197)		141,124,197

TOTAL INVESTMENTS — 190.2% (Cost $551,881,743) (h)		555,458,968

Other Assets/(Liabilities) — (90.2)%		(263,488,747)

NET ASSETS — 100.0%		$291,970,221

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $206,542,263 or 70.74% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At March 31, 2014, these securities amounted to a value of $563,389 or 0.19% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $645,000 or 0.22% of net assets.
(d)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(g)	Maturity value of $1,199,810. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates of 8/15/29, and an aggregate market value, including accrued interest, of $1,225,631.
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	130,000	$3,237,000

TOTAL PREFERRED STOCK (Cost $3,250,000)		3,237,000

TOTAL EQUITIES (Cost $3,250,000)		3,237,000

	Principal Amount
BONDS & NOTES — 99.2%

CORPORATE DEBT — 48.9%
Advertising — 0.4%
The Interpublic Group of Cos., Inc. 2.250% 11/15/17	$1,600,000	1,615,053
WPP Finance 2010 4.750% 11/21/21	635,000	682,266
WPP Finance 2010 5.625% 11/15/43	3,100,000	3,265,769

		5,563,088

Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	1,375,000	1,585,944
Exelis, Inc. 4.250% 10/01/16	2,465,000	2,599,909
L-3 Communications Corp. 4.750% 7/15/20	105,000	110,036
United Technologies Corp. 6.125% 7/15/38	465,000	586,664

		4,882,553

Agriculture — 0.2%
Altria Group, Inc. 4.250% 8/09/42	775,000	686,725
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,785,000	1,855,052
Philip Morris International, Inc. 6.375% 5/16/38	225,000	277,670

		2,819,447

Airlines — 0.1%
United Air Lines, Inc. (b) 10.110% 2/19/06	198,043	99,269
United Airlines Pass-Through Trust, Series 2014-1, Class A (c) 4.000% 10/11/27	895,000	899,475

	Principal Amount	Value
Auto Manufacturers — 0.4%
General Motors Co. (a) 3.500% 10/02/18	$1,425,000	$1,451,719
Hyundai Capital America (a) 1.450% 2/06/17	2,080,000	2,069,124
Hyundai Capital America (a) 2.550% 2/06/19	1,150,000	1,149,380
Volvo Treasury AB (a) 5.950% 4/01/15	1,300,000	1,364,844

		6,035,067

Automotive & Parts — 0.3%
Lear Corp. (a) 4.750% 1/15/23	625,000	609,375
Lear Corp. 8.125% 3/15/20	1,929,000	2,107,432
TRW Automotive, Inc. (a) 4.450% 12/01/23	1,235,000	1,241,175
TRW Automotive, Inc. (a) 7.250% 3/15/17	950,000	1,084,188

		5,042,170

Banks — 3.5%
Associated Banc-Corp. 5.125% 3/28/16	2,000,000	2,137,470
Bank of America Corp. 3.625% 3/17/16	1,600,000	1,678,259
Bank of America Corp. 4.000% 4/01/24	2,525,000	2,522,028
Bank of America Corp. 4.500% 4/01/15	1,000,000	1,037,478
Bank of America Corp. 5.650% 5/01/18	1,150,000	1,299,999
Bank of America Corp. 5.750% 12/01/17	1,555,000	1,760,481
Capital One Financial Corp. 2.125% 7/15/14	850,000	853,906
Capital One Financial Corp. 7.375% 5/23/14	930,000	939,031
Credit Suisse AG 5.400% 1/14/20	2,035,000	2,265,879
Credit Suisse New York 5.500% 5/01/14	585,000	587,391
Deutsche Bank AG 1.400% 2/13/17	1,500,000	1,500,040
Deutsche Bank AG 2.500% 2/13/19	2,365,000	2,372,348
Discover Bank 2.000% 2/21/18	1,920,000	1,911,329
Export-Import Bank of Korea 1.750% 2/27/18	705,000	696,806
Export-Import Bank of Korea 4.000% 1/11/17	1,000,000	1,077,527

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Horizon National Corp. 5.375% 12/15/15	$3,666,000	$3,900,279
FirstMerit Corp. 4.350% 2/04/23	645,000	658,530
HSBC Holdings PLC 6.500% 9/15/37	930,000	1,100,324
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,800,000	1,869,010
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,300,000	1,368,895
ICICI Bank Ltd. (a) 5.500% 3/25/15	3,224,000	3,333,658
KFW 2.125% 1/17/23	4,590,000	4,321,898
Morgan Stanley 4.875% 11/01/22	750,000	788,088
Regions Financial Corp. 5.750% 6/15/15	1,990,000	2,098,738
Regions Financial Corp. 7.500% 5/15/18	895,000	1,056,270
Skandinaviska Enskilda Banken AB (a) 2.375% 3/25/19	760,000	757,959
SVB Financial Group 5.375% 9/15/20	515,000	571,520
UBS AG 5.750% 4/25/18	1,500,000	1,710,688
Union Bank NA 2.625% 9/26/18	550,000	560,410
Valley National Bancorp 5.125% 9/27/23	1,320,000	1,366,158
Wachovia Bank NA 6.600% 1/15/38	690,000	907,976
Wells Fargo & Co. 3.625% 4/15/15	1,100,000	1,135,460
Wells Fargo & Co. 4.600% 4/01/21	345,000	379,723
Zions Bancorp. 6.000% 9/15/15	47,000	49,458

		50,575,014

Beverages — 0.1%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	119,000	155,446
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	815,000	747,102
Molson Coors Brewing Co. 5.000% 5/01/42	600,000	626,344

		1,528,892

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	1,600,000	1,648,347

	Principal Amount	Value
Building Materials — 0.8%
CRH America, Inc. 8.125% 7/15/18	$1,730,000	$2,112,487
Lafarge SA (a) 6.200% 7/09/15	3,300,000	3,489,750
Lafarge SA 6.500% 7/15/16	1,305,000	1,435,500
Masco Corp. 4.800% 6/15/15	2,510,000	2,604,125
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,542,345

		11,184,207

Chemicals — 1.9%
Ashland, Inc. 4.750% 8/15/22	10,540,000	10,342,375
Ashland, Inc. 6.875% 5/15/43	1,503,000	1,514,273
Cabot Corp. 5.000% 10/01/16	2,440,000	2,657,099
CF Industries, Inc. 3.450% 6/01/23	457,000	440,435
CF Industries, Inc. 5.375% 3/15/44	1,275,000	1,329,274
Cytec Industries, Inc. 3.500% 4/01/23	520,000	492,427
Cytec Industries, Inc. 8.950% 7/01/17	450,000	534,321
The Dow Chemical Co. 8.550% 5/15/19	375,000	480,167
Ecolab, Inc. 4.350% 12/08/21	650,000	699,401
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	880,000	971,886
Incitec Pivot Ltd. (a) 4.000% 12/07/15	2,642,000	2,745,165
Methanex Corp. 5.250% 3/01/22	550,000	595,539
NOVA Chemicals Corp. 8.625% 11/01/19	1,500,000	1,623,750
RPM International, Inc. 6.125% 10/15/19	800,000	903,446
RPM International, Inc. 6.500% 2/15/18	1,375,000	1,563,860
Valspar Corp. 7.250% 6/15/19	650,000	778,536

		27,671,954

Commercial Services — 0.4%
The ADT Corp. 2.250% 7/15/17	2,015,000	1,991,100
Brambles USA, Inc. (a) 3.950% 4/01/15	1,400,000	1,439,635

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	$462,000	$482,790
ERAC USA Finance LLC (a) 2.800% 11/01/18	455,000	463,207
ERAC USA Finance LLC (a) 6.700% 6/01/34	355,000	420,694
The Western Union Co. 5.930% 10/01/16	1,405,000	1,555,733

		6,353,159

Computers — 0.5%
Apple, Inc. 1.000% 5/03/18	2,700,000	2,617,245
Apple, Inc. 2.400% 5/03/23	1,875,000	1,738,646
Brocade Communications Systems, Inc. 6.875% 1/15/20	115,000	122,906
Hewlett-Packard Co. 2.125% 9/13/15	1,280,000	1,305,049
Hewlett-Packard Co. 2.200% 12/01/15	1,475,000	1,509,493

		7,293,339

Cosmetics & Personal Care — 0.2%
Avon Products, Inc. 5.000% 3/15/23	1,120,000	1,122,021
Avon Products, Inc. 6.500% 3/01/19	885,000	987,676
The Procter & Gamble Co. 5.800% 8/15/34	270,000	329,311

		2,439,008

Distribution & Wholesale — 0.0%
Arrow Electronics, Inc. 4.500% 3/01/23	170,000	173,000

Diversified Financial — 5.8%
Affiliated Managers Group, Inc. 4.250% 2/15/24	3,470,000	3,490,869
Air Lease Corp. 3.375% 1/15/19	2,505,000	2,539,444
Air Lease Corp. 3.875% 4/01/21	1,825,000	1,825,000
Aircastle Ltd. 9.750% 8/01/18	3,035,000	3,268,088
American Express Co. VRN 6.800% 9/01/66	200,000	219,140
American Express Co. 8.125% 5/20/19	610,000	774,516
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,809,400
Citigroup, Inc. 4.750% 5/19/15	590,000	616,038
Citigroup, Inc. 5.500% 10/15/14	456,000	468,017

	Principal Amount	Value
Citigroup, Inc. 5.875% 5/29/37	$550,000	$627,371
Citigroup, Inc. 5.875% 1/30/42	800,000	918,256
Citigroup, Inc. 6.375% 8/12/14	1,024,000	1,045,500
Citigroup, Inc. 8.125% 7/15/39	225,000	325,419
Citigroup, Inc. 8.500% 5/22/19	688,000	876,567
Eaton Vance Corp. 3.625% 6/15/23	707,000	704,267
Eaton Vance Corp. 6.500% 10/02/17	91,000	105,170
Ford Motor Credit Co. LLC 3.000% 6/12/17	1,850,000	1,921,519
Ford Motor Credit Co. LLC 3.875% 1/15/15	3,760,000	3,849,770
General Electric Capital Corp. 2.150% 1/09/15	1,500,000	1,521,071
General Electric Capital Corp. 5.500% 1/08/20	600,000	690,423
General Electric Capital Corp. 6.875% 1/10/39	1,495,000	1,968,827
General Motors Financial Co., Inc. 2.750% 5/15/16	1,320,000	1,337,292
The Goldman Sachs Group, Inc. 1.600% 11/23/15	2,275,000	2,298,608
The Goldman Sachs Group, Inc. 5.375% 3/15/20	900,000	1,004,164
The Goldman Sachs Group, Inc. 5.625% 1/15/17	3,540,000	3,908,029
The Goldman Sachs Group, Inc. 5.750% 1/24/22	1,600,000	1,814,270
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	480,141
The Goldman Sachs Group, Inc. 6.250% 2/01/41	440,000	522,476
The Goldman Sachs Group, Inc. 6.345% 2/15/34	550,000	569,463
The Goldman Sachs Group, Inc. 6.750% 10/01/37	565,000	647,218
Hyundai Capital America (a) 1.625% 10/02/15	995,000	1,004,069
Hyundai Capital America (a) 2.875% 8/09/18	910,000	927,303
Hyundai Capital America (a) 4.000% 6/08/17	1,605,000	1,711,135
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (a) 3.500% 3/15/17	1,075,000	1,085,750
IntercontinentalExchange Group, Inc. 4.000% 10/15/23	1,915,000	1,986,611

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
International Lease Finance Corp. 3.875% 4/15/18	$2,065,000	$2,106,300
International Lease Finance Corp. 5.750% 5/15/16	6,722,000	7,230,385
Janus Capital Group, Inc. 6.700% 6/15/17	2,615,000	2,952,442
JP Morgan Chase & Co. 3.450% 3/01/16	2,460,000	2,576,181
JP Morgan Chase & Co. 4.500% 1/24/22	1,500,000	1,617,123
Lazard Group LLC 4.250% 11/14/20	2,740,000	2,838,755
Lazard Group LLC 6.850% 6/15/17	3,348,000	3,806,458
Legg Mason, Inc. 5.625% 1/15/44	1,215,000	1,246,774
Leighton Finance USA Pty Ltd. (a) 5.950% 11/13/22	945,000	961,103
Merrill Lynch & Co., Inc. 7.750% 5/14/38	555,000	731,835
Morgan Stanley 3.800% 4/29/16	850,000	895,270
Morgan Stanley 4.200% 11/20/14	4,085,000	4,177,652
Morgan Stanley 5.450% 1/09/17	1,526,000	1,687,014
Morgan Stanley 5.625% 9/23/19	1,415,000	1,609,454
Morgan Stanley 5.750% 1/25/21	225,000	257,713
TD Ameritrade Holding Corp. 4.150% 12/01/14	510,000	522,492

		84,078,152

Electric — 2.5%
The AES Corp. 7.750% 10/15/15	590,000	643,100
Ameren Corp. 8.875% 5/15/14	3,375,000	3,407,332
CMS Energy Corp. 5.050% 2/15/18	1,875,000	2,077,761
CMS Energy Corp. 6.875% 12/15/15	2,403,000	2,643,346
Duke Energy Progress, Inc. 6.125% 9/15/33	37,000	44,435
Florida Power & Light Co. 4.950% 6/01/35	950,000	1,041,309
Georgia Power Co. 4.300% 3/15/42	717,000	692,528
IPALCO Enterprises, Inc. 5.000% 5/01/18	3,135,000	3,315,262
IPALCO Enterprises, Inc. (a) 7.250% 4/01/16	2,020,000	2,216,950

	Principal Amount	Value
Kansas Gas & Electric Co. 5.647% 3/29/21	$1,007,915	$1,080,411
LG&E and KU Energy LLC 4.375% 10/01/21	1,900,000	1,999,235
MidAmerican Energy Holdings Co. 5.950% 5/15/37	1,525,000	1,790,469
National Fuel Gas Co. 3.750% 3/01/23	985,000	961,295
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	1,298,897
Niagara Mohawk Power Corp. (a) 2.721% 11/28/22	1,560,000	1,478,389
Oncor Electric Delivery Co. 6.800% 9/01/18	75,000	88,452
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	177,903
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	921,864
PPL Capital Funding, Inc. 1.900% 6/01/18	400,000	393,501
PPL Capital Funding, Inc. 5.000% 3/15/44	1,320,000	1,337,222
Puget Energy, Inc. 6.500% 12/15/20	1,985,000	2,314,385
Southern California Edison Co. 5.950% 2/01/38	820,000	1,002,795
State Grid Overseas Investment Ltd. (a) 1.750% 5/22/18	1,470,000	1,431,923
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	161,704	163,497
Transelec SA (a) 4.625% 7/26/23	1,250,000	1,231,396
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	704,386	758,905
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,176,305
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,557,095

		37,245,962

Electrical Components & Equipment — 0.2%
Anixter, Inc. 5.950% 3/01/15	2,800,000	2,905,000

Electronics — 0.7%
Agilent Technologies, Inc. 3.875% 7/15/23	1,206,000	1,192,101
Amphenol Corp. 2.550% 1/30/19	1,445,000	1,439,668
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	788,992
Arrow Electronics, Inc. 6.000% 4/01/20	1,195,000	1,319,158

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Avnet, Inc. 4.875% 12/01/22	$944,000	$984,631
Jabil Circuit, Inc. 7.750% 7/15/16	1,430,000	1,623,050
PerkinElmer, Inc. 5.000% 11/15/21	1,000,000	1,061,012
Tech Data Corp. 3.750% 9/21/17	1,345,000	1,390,126

		9,798,738

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	1,755,000	1,776,164

Entertainment — 0.1%
International Game Technology 5.500% 6/15/20	750,000	811,978

Environmental Controls — 0.1%
Republic Services, Inc. 5.000% 3/01/20	40,000	44,185
Republic Services, Inc. 5.250% 11/15/21	795,000	888,726

		932,911

Foods — 0.7%
ConAgra Foods, Inc. 4.950% 8/15/20	850,000	928,304
ConAgra Foods, Inc. 6.625% 8/15/39	500,000	607,302
ConAgra Foods, Inc. 7.000% 4/15/19	965,000	1,153,458
Delhaize Group 6.500% 6/15/17	1,435,000	1,626,558
General Mills, Inc. 5.400% 6/15/40	65,000	72,801
Kraft Foods, Inc. 4.125% 2/09/16	1,580,000	1,669,962
Kraft Foods, Inc. 6.500% 2/09/40	381,000	479,225
Tyson Foods, Inc. 4.500% 6/15/22	1,300,000	1,356,081
Tyson Foods, Inc. 6.600% 4/01/16	1,675,000	1,849,920
WM Wrigley Jr. Co. (a) 2.400% 10/21/18	530,000	531,533

		10,275,144

Forest Products & Paper — 0.3%
Domtar Corp. 9.500% 8/01/16	230,000	267,711
Domtar Corp. 10.750% 6/01/17	245,000	307,595
International Paper Co. 4.750% 2/15/22	700,000	756,874

	Principal Amount	Value
International Paper Co. 7.300% 11/15/39	$820,000	$1,069,762
International Paper Co. 9.375% 5/15/19	290,000	378,653
Plum Creek Timberlands LP 3.250% 3/15/23	1,480,000	1,389,239

		4,169,834

Gas — 0.0%
Boston Gas Co. (a) 4.487% 2/15/42	700,000	694,565

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	1,200,000	1,176,048

Health Care – Products — 0.2%
Boston Scientific Corp. 6.000% 1/15/20	950,000	1,090,371
Covidien International Finance SA 6.550% 10/15/37	95,000	122,662
Hospira, Inc. 5.200% 8/12/20	1,020,000	1,089,750
Johnson & Johnson 5.850% 7/15/38	245,000	303,739

		2,606,522

Health Care – Services — 0.7%
Cigna Corp. 5.125% 6/15/20	650,000	719,772
HCA, Inc. 8.500% 4/15/19	1,230,000	1,286,580
Howard Hughes Medical Institute 3.500% 9/01/23	1,025,000	1,042,746
Kaiser Foundation Hospitals 3.500% 4/01/22	600,000	591,172
Roche Holdings, Inc. (a) 7.000% 3/01/39	250,000	348,900
UnitedHealth Group, Inc. 0.850% 10/15/15	1,000,000	1,004,267
UnitedHealth Group, Inc. 2.750% 2/15/23	1,245,000	1,172,099
UnitedHealth Group, Inc. 6.875% 2/15/38	1,775,000	2,335,687
WellPoint, Inc., Convertible 2.750% 10/15/42	1,000,000	1,461,875

		9,963,098

Holding Company – Diversified — 0.1%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	1,220,000	1,393,005

Home Furnishing — 0.1%
Whirlpool Corp. 3.700% 3/01/23	870,000	861,871

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Whirlpool Corp. 5.150% 3/01/43	$295,000	$302,351
Whirlpool Corp. 8.600% 5/01/14	460,000	462,823

		1,627,045

Household Products — 0.1%
Avery Dennison Corp. 3.350% 4/15/23	565,000	534,321
Church & Dwight Co., Inc. 3.350% 12/15/15	845,000	877,943

		1,412,264

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.050% 12/01/17	1,250,000	1,253,553
Toro Co. 7.800% 6/15/27	773,000	961,076

		2,214,629

Insurance — 3.7%
Aflac, Inc. 8.500% 5/15/19	585,000	751,877
The Allstate Corp. 5.550% 5/09/35	875,000	1,014,202
The Allstate Corp. VRN 5.750% 8/15/53	2,270,000	2,383,500
American International Group, Inc. 3.000% 3/20/15	2,000,000	2,047,784
Arch Capital Group US, Inc. 5.144% 11/01/43	1,150,000	1,210,997
AXIS Specialty Finance PLC 2.650% 4/01/19	660,000	659,022
The Chubb Corp. VRN 6.375% 3/29/67	1,749,000	1,941,390
CNA Financial Corp. 3.950% 5/15/24	1,250,000	1,255,710
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,224,918
Five Corners Funding Trust (a) 4.419% 11/15/23	1,465,000	1,501,269
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	1,820,000	1,880,912
The Hartford Financial Services Group, Inc. 4.000% 10/15/17	1,650,000	1,773,199
The Hartford Financial Services Group, Inc. VRN 8.125% 6/15/38	1,520,000	1,784,100
ING US, Inc. 5.500% 7/15/22	900,000	1,009,541
ING US, Inc. VRN 5.650% 5/15/53	1,510,000	1,500,940

	Principal Amount	Value
Liberty Mutual Group, Inc. (a) 4.250% 6/15/23	$706,000	$716,481
Lincoln National Corp. 4.300% 6/15/15	600,000	624,066
Lincoln National Corp. 8.750% 7/01/19	1,350,000	1,740,574
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	900,000	1,028,783
MetLife Capital Trust IV (a) 7.875% 12/15/67	2,695,000	3,180,100
Principal Financial Group, Inc. 8.875% 5/15/19	620,000	792,516
The Progressive Corp. 3.750% 8/23/21	40,000	41,962
The Progressive Corp. VRN 6.700% 6/15/67	2,589,000	2,847,900
Prudential Financial, Inc. 3.875% 1/14/15	1,190,000	1,220,673
Prudential Financial, Inc. 4.500% 11/15/20	700,000	759,004
Prudential Financial, Inc. 4.750% 9/17/15	2,055,000	2,170,990
Prudential Financial, Inc. VRN 5.200% 3/15/44	2,380,000	2,362,150
Prudential Financial, Inc. VRN 5.625% 6/15/43	1,845,000	1,881,900
Prudential Financial, Inc. 6.200% 11/15/40	500,000	604,877
Prudential Financial, Inc. VRN 8.875% 6/15/38	1,930,000	2,364,250
QBE Capital Funding III Ltd. VRN (a) 7.250% 5/24/41	710,000	759,700
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	900,000	880,033
Reinsurance Group of America, Inc. 4.700% 9/15/23	1,270,000	1,333,811
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,775,000	1,927,709
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,675,000	1,954,487
The Travelers Cos., Inc. 6.250% 6/15/37	775,000	966,909
Willis Group Holdings PLC 4.125% 3/15/16	530,000	556,529
Willis North America, Inc. 7.000% 9/29/19	706,000	813,897

		53,468,662

Internet — 0.4%
Baidu, Inc. 3.250% 8/06/18	1,965,000	2,006,399
Expedia, Inc. 7.456% 8/15/18	3,420,000	4,020,107

		6,026,506

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 0.3%
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	$1,700,000	$1,719,540
Xstrata Finance Canada Ltd. (a) 2.850% 11/10/14	1,800,000	1,817,260
Xstrata Finance Canada Ltd. (a) 5.800% 11/15/16	1,023,000	1,126,280

		4,663,080

Iron & Steel — 1.4%
Allegheny Technologies, Inc. 9.375% 6/01/19	710,000	870,638
ArcelorMittal 4.250% 8/05/15	4,107,000	4,230,210
ArcelorMittal 5.750% 8/05/20	1,700,000	1,806,250
ArcelorMittal 9.500% 2/15/15	3,080,000	3,287,900
Carpenter Technology Corp. 4.450% 3/01/23	1,500,000	1,504,891
Cliffs Natural Resources, Inc. 3.950% 1/15/18	1,500,000	1,507,711
Commercial Metals Co. 6.500% 7/15/17	855,000	955,463
Gerdau Trade, Inc. (a) 4.750% 4/15/23	1,615,000	1,498,720
Reliance Steel & Aluminum Co. 4.500% 4/15/23	1,125,000	1,126,275
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,805,349
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,536,000	1,665,064

		21,258,471

Leisure Time — 0.1%
Carnival Corp. 1.875% 12/15/17	1,100,000	1,092,040

Lodging — 1.2%
Choice Hotels International, Inc. 5.700% 8/28/20	1,500,000	1,593,750
Hyatt Hotels Corp. 3.375% 7/15/23	750,000	709,759
Hyatt Hotels Corp. 5.375% 8/15/21	120,000	130,718
Marriott International, Inc. 3.250% 9/15/22	2,000,000	1,926,100
Marriott International, Inc. 3.375% 10/15/20	1,440,000	1,451,690
Marriott International, Inc. 5.810% 11/10/15	425,000	456,852
Marriott International, Inc. 6.200% 6/15/16	4,038,000	4,430,461

	Principal Amount	Value
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	$305,000	$352,791
Wyndham Worldwide Corp. 2.500% 3/01/18	1,605,000	1,613,088
Wyndham Worldwide Corp. 2.950% 3/01/17	550,000	560,811
Wyndham Worldwide Corp. 6.000% 12/01/16	9,000	10,032
Wynn Las Vegas LLC 7.750% 8/15/20	3,450,000	3,838,125

		17,074,177

Machinery – Diversified — 0.5%
CNH Capital LLC 3.250% 2/01/17	725,000	739,500
CNH Capital LLC 3.625% 4/15/18	902,000	917,785
CNH Capital LLC 6.250% 11/01/16	1,705,000	1,869,106
Roper Industries, Inc. 3.125% 11/15/22	1,525,000	1,439,768
Xylem, Inc. 3.550% 9/20/16	1,265,000	1,333,474
Xylem, Inc. 4.875% 10/01/21	585,000	622,759

		6,922,392

Manufacturing — 1.5%
Bombardier, Inc. (a) 4.250% 1/15/16	1,750,000	1,820,000
Carlisle Cos., Inc. 3.750% 11/15/22	1,270,000	1,232,179
Harsco Corp 2.700% 10/15/15	7,308,000	7,370,118
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	960,000	1,128,271
Textron, Inc. 4.300% 3/01/24	1,730,000	1,762,204
Textron, Inc. 4.625% 9/21/16	5,000,000	5,373,170
Textron, Inc. 6.200% 3/15/15	3,000,000	3,149,166

		21,835,108

Media — 0.8%
21st Century Fox America Co. 6.900% 8/15/39	525,000	659,826
CBS Corp. 7.875% 7/30/30	970,000	1,271,354
Comcast Corp. 6.400% 5/15/38	1,035,000	1,272,400
Globo Comunicacao e Participacoes SA (a) 4.875% 4/11/22	2,100,000	2,142,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Grupo Televisa SAB 6.625% 1/15/40	$164,000	$187,854
NBCUniversal Media LLC 6.400% 4/30/40	100,000	123,720
Time Warner Cable, Inc. 4.000% 9/01/21	900,000	933,634
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	776,321
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	292,800
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	461,733
Time Warner, Inc. 4.700% 1/15/21	900,000	984,312
Time Warner, Inc. 6.100% 7/15/40	950,000	1,094,786
Time Warner, Inc. 6.250% 3/29/41	15,000	17,572
Viacom, Inc. 6.250% 4/30/16	1,188,000	1,316,274

		11,534,586

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	705,000	720,620

Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	810,000	807,675
Freeport-McMoRan Copper & Gold, Inc. 5.450% 3/15/43	1,210,000	1,189,879
Newcrest Finance Property Ltd. (a) 4.450% 11/15/21	1,850,000	1,656,270
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,816,931
Vale Overseas Ltd. 6.875% 11/10/39	490,000	523,846
Vulcan Materials Co. 6.500% 12/01/16	109,000	121,535

		6,116,136

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc. 4.625% 3/15/24	1,875,000	1,861,755
Pitney Bowes, Inc. 4.750% 1/15/16	1,140,000	1,209,503
Pitney Bowes, Inc. 4.750% 5/15/18	275,000	293,372
Pitney Bowes, Inc. 5.750% 9/15/17	188,000	211,864
Xerox Corp. 4.250% 2/15/15	800,000	824,278

		4,400,772

	Principal Amount	Value
Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	$100,000	$113,226

Oil & Gas — 3.9%
Anadarko Petroleum Corp. 6.450% 9/15/36	900,000	1,064,514
Chesapeake Energy Corp. 3.250% 3/15/16	3,350,000	3,383,500
Chesapeake Energy Corp. 9.500% 2/15/15	4,450,000	4,744,812
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	360,000	337,500
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	3,530,000	3,591,775
Conoco, Inc. 6.950% 4/15/29	230,000	306,584
ConocoPhillips 6.500% 2/01/39	675,000	887,020
Devon Energy Corp. 5.600% 7/15/41	1,145,000	1,268,123
Devon Energy Corp. 6.300% 1/15/19	660,000	772,979
Ecopetrol SA 4.250% 9/18/18	290,000	307,400
EQT Corp. 4.875% 11/15/21	835,000	882,845
KazMunayGas National Co. JSC (a) 4.400% 4/30/23	1,565,000	1,475,012
Motiva Enterprises LLC (a) 5.750% 1/15/20	1,285,000	1,458,025
Motiva Enterprises LLC (a) 6.850% 1/15/40	945,000	1,212,032
Newfield Exploration Co. 6.875% 2/01/20	1,700,000	1,810,500
Nexen, Inc. 7.500% 7/30/39	145,000	188,534
Pemex Project Funding Master Trust 6.625% 6/15/38	202,000	220,180
Petrobras Global Finance BV 2.000% 5/20/16	1,480,000	1,467,050
Petrobras Global Finance BV 3.000% 1/15/19	825,000	779,674
Petrobras Global Finance BV 3.250% 3/17/17	4,695,000	4,709,573
Petrobras International Finance Co. 3.875% 1/27/16	1,275,000	1,309,347
Petrobras International Finance Co. 6.750% 1/27/41	2,210,000	2,141,676
Petroleos Mexicanos (a) 3.125% 1/23/19	395,000	404,480
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,846,325

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petroleos Mexicanos (a) 6.375% 1/23/45	$640,000	$690,400
Phillips 66 4.300% 4/01/22	800,000	845,758
Phillips 66 5.875% 5/01/42	700,000	809,852
Pioneer Natural Resources Co. 5.875% 7/15/16	1,370,000	1,511,181
Pride International, Inc. 6.875% 8/15/20	2,000,000	2,387,568
Rowan Cos., Inc. 4.875% 6/01/22	2,700,000	2,793,196
Rowan Cos., Inc. 5.000% 9/01/17	1,400,000	1,524,319
Shell International Finance BV 5.500% 3/25/40	450,000	526,482
Talisman Energy, Inc. 5.500% 5/15/42	900,000	891,541
Tesoro Corp. 9.750% 6/01/19	1,950,000	2,075,580
Transocean, Inc. 4.950% 11/15/15	3,455,000	3,668,094
Transocean, Inc. 5.050% 12/15/16	1,500,000	1,631,523
Valero Energy Corp. 6.125% 2/01/20	1,145,000	1,329,540

		57,254,494

Oil & Gas Services — 0.7%
Baker Hughes, Inc. 5.125% 9/15/40	1,100,000	1,213,632
Hornbeck Offshore Services, Inc. 1.500% 9/01/19	1,280,000	1,456,800
SEACOR Holdings, Inc. (a) 3.000% 11/15/28	175,000	171,719
SESI LLC 6.375% 5/01/19	725,000	772,125
Superior Energy Services, Inc. 7.125% 12/15/21	3,095,000	3,450,925
Weatherford International Ltd. 4.500% 4/15/22	1,000,000	1,047,196
Weatherford International Ltd. 5.950% 4/15/42	700,000	754,206
Weatherford International Ltd. 6.000% 3/15/18	725,000	816,621

		9,683,224

Packaging & Containers — 0.1%
Brambles USA Inc., Series A (a) 5.350% 4/01/20	685,000	749,058
Sonoco Products Co. 4.375% 11/01/21	800,000	827,929

		1,576,987

	Principal Amount	Value
Pharmaceuticals — 1.0%
AbbVie, Inc. 4.400% 11/06/42	$750,000	$733,717
McKesson Corp. 1.292% 3/10/17	660,000	658,355
McKesson Corp. 2.284% 3/15/19	675,000	669,441
McKesson Corp. 3.796% 3/15/24	550,000	550,512
McKesson Corp. 4.750% 3/01/21	850,000	926,991
McKesson Corp. 4.883% 3/15/44	500,000	506,800
McKesson Corp. 6.000% 3/01/41	800,000	936,602
Merck Sharp & Dohme Corp. 5.850% 6/30/39	255,000	309,405
Mylan, Inc. (a) 7.875% 7/15/20	4,250,000	4,764,139
Pfizer, Inc. 7.200% 3/15/39	970,000	1,346,293
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	630,000	715,899
Warner Chilcott Co. LLC 7.750% 9/15/18	1,420,000	1,515,850
Zoetis, Inc. 3.250% 2/01/23	625,000	602,846

		14,236,850

Pipelines — 2.0%
Alliance Pipeline LP (a) 6.996% 12/31/19	731,445	811,440
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	988,407
Boardwalk Pipelines LP 5.875% 11/15/16	2,670,000	2,899,617
CenterPoint Energy Resources Corp. 4.500% 1/15/21	650,000	702,185
CenterPoint Energy Resources Corp. 5.850% 1/15/41	645,000	767,697
DCP Midstream LLC (a) 9.750% 3/15/19	70,000	89,243
DCP Midstream Operating LLC 3.875% 3/15/23	225,000	219,844
Duke Energy Field Services LLC (a) 5.375% 10/15/15	500,000	527,066
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,900,000	3,030,404
Enable Oklahoma Intrastate Transmission LLC (a) 6.875% 7/15/14	3,300,000	3,349,777

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Energy Transfer Partners LP FRN 3.255% 11/01/66	$2,000,000	$1,830,000
Enterprise Products Operating LP 3.200% 2/01/16	600,000	624,399
Enterprise Products Operating LP 5.950% 2/01/41	630,000	721,295
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	868,000	895,209
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	645,799
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	77,843
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	3,900,000	4,221,750
Magellan Midstream Partners LP 6.550% 7/15/19	1,125,000	1,325,873
ONEOK Partners LP 3.250% 2/01/16	600,000	623,828
Texas Eastern Transmission LP (a) 6.000% 9/15/17	850,000	954,360
TransCanada PipeLines Ltd. 6.200% 10/15/37	840,000	1,021,493
The Williams Cos., Inc. 3.700% 1/15/23	830,000	753,212
Williams Partners LP 5.250% 3/15/20	2,045,000	2,251,660

		29,332,401

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	1,050,000	1,135,786
Post Apartment Homes LP 3.375% 12/01/22	600,000	569,189

		1,704,975

Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp. 3.400% 2/15/19	1,245,000	1,275,796
American Tower Corp. 4.500% 1/15/18	1,900,000	2,049,030
ARC Properties Operating Partnership LP/Clark Acquisition LLC (a) 2.000% 2/06/17	1,530,000	1,530,453
ARC Properties Operating Partnership LP/Clark Acquisition LLC (a) 3.000% 2/06/19	765,000	761,515
ARC Properties Operating Partnership LP/Clark Acquisition LLC (a) 4.600% 2/06/24	940,000	939,623
Boston Properties LP 4.125% 5/15/21	840,000	881,741
Brandywine Operating Partners LP 4.950% 4/15/18	1,100,000	1,188,658

	Principal Amount	Value
DCT Industrial Operating Partnership LP (a) 4.500% 10/15/23	$950,000	$947,340
DDR Corp. 4.750% 4/15/18	1,400,000	1,517,804
DDR Corp. 7.875% 9/01/20	1,600,000	1,987,219
DDR Corp. 9.625% 3/15/16	1,730,000	2,003,844
Duke Realty LP 8.250% 8/15/19	1,975,000	2,445,360
ERP Operating LP 4.625% 12/15/21	600,000	648,650
Federal Realty Investment Trust 5.900% 4/01/20	455,000	524,971
HCP, Inc. 2.625% 2/01/20	1,415,000	1,382,229
Highwoods Realty LP 5.850% 3/15/17	2,600,000	2,891,751
Liberty Property LP 3.375% 6/15/23	975,000	920,206
Mid-America Apartments LP (a) 6.250% 6/15/14	1,460,000	1,476,060
ProLogis LP 2.750% 2/15/19	610,000	612,405
ProLogis LP 3.350% 2/01/21	2,425,000	2,399,053
Simon Property Group LP 5.650% 2/01/20	225,000	260,778
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	800,000	830,513

		29,474,999

Retail — 0.9%
CVS Caremark Corp. 6.125% 9/15/39	895,000	1,079,204
CVS Pass-Through Trust (a) 5.926% 1/10/34	2,277,115	2,534,457
The Home Depot, Inc. 5.950% 4/01/41	800,000	970,795
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	860,000	1,013,939
McDonald’s Corp. 6.300% 10/15/37	645,000	811,793
O’Reilly Automotive, Inc. 3.850% 6/15/23	759,000	746,006
O’Reilly Automotive, Inc. 4.875% 1/14/21	875,000	937,069
QVC, Inc. (a) 3.125% 4/01/19	1,075,000	1,068,266
QVC, Inc. 4.375% 3/15/23	1,140,000	1,123,434
QVC, Inc. 5.125% 7/02/22	750,000	778,052

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wal-Mart Stores, Inc. 5.625% 4/01/40	$2,085,000	$2,465,187

		13,528,202

Savings & Loans — 0.5%
First Niagara Financial Group, Inc. 7.250% 12/15/21	1,400,000	1,602,558
Glencore Funding LLC (a) 1.700% 5/27/16	1,593,000	1,598,357
Glencore Funding LLC (a) 2.500% 1/15/19	1,841,000	1,777,740
Glencore Funding LLC (a) 6.000% 4/15/14	2,330,000	2,334,189
Washington Mutual Bank (b) 5.650% 8/15/14	4,038,000	40

		7,312,884

Semiconductors — 0.7%
Applied Materials, Inc. 5.850% 6/15/41	1,500,000	1,698,992
Intel Corp. 3.250% 8/01/39	1,403,000	1,961,569
Intel Corp., Convertible 2.950% 12/15/35	1,525,000	1,794,734
Micron Technology, Inc., Convertible 2.125% 2/15/33	1,752,000	3,919,005
Micron Technology, Inc., Convertible 3.000% 11/15/43	566,000	620,124

		9,994,424

Software — 0.4%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	745,000	755,885
CA, Inc. 2.875% 8/15/18	835,000	846,772
CA, Inc. 5.375% 12/01/19	2,115,000	2,365,133
ManTech International Corp. 7.250% 4/15/18	1,770,000	1,836,817
Microsoft Corp. 3.000% 10/01/20	525,000	540,597

		6,345,204

Telecommunications — 3.0%
America Movil SAB de CV 5.000% 3/30/20	730,000	799,812
America Movil SAB de CV 6.125% 3/30/40	760,000	857,698
AT&T, Inc. 6.500% 9/01/37	1,485,000	1,727,613
AT&T, Inc. 6.550% 2/15/39	1,005,000	1,185,796
British Telecom PLC 9.625% 12/15/30	1,050,000	1,623,112

	Principal Amount	Value
CenturyLink, Inc. 6.150% 9/15/19	$760,000	$821,750
Cisco Systems, Inc. 5.500% 1/15/40	485,000	552,392
Deutsche Telekom International Finance BV 8.750% 6/15/30	290,000	418,519
Embarq Corp. 7.082% 6/01/16	561,000	625,035
Embarq Corp. 7.995% 6/01/36	200,000	208,679
ENTEL Chile SA (a) 4.875% 10/30/24	1,400,000	1,411,388
Juniper Networks, Inc. 4.600% 3/15/21	700,000	730,675
Juniper Networks, Inc. 5.950% 3/15/41	1,000,000	1,012,618
Rogers Communications, Inc. 7.500% 8/15/38	160,000	207,777
Sprint Communications, Inc. (a) 9.000% 11/15/18	2,925,000	3,575,813
Telecom Italia Capital 6.000% 9/30/34	153,000	142,673
Telecom Italia Capital 6.175% 6/18/14	1,186,000	1,197,860
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	1,250,000	1,276,841
Telefonica Emisiones SAU 3.192% 4/27/18	4,000,000	4,096,764
Telefonica Emisiones SAU 3.992% 2/16/16	1,900,000	1,992,334
Telefonica Emisiones SAU 5.462% 2/16/21	650,000	714,565
Verizon Communications, Inc. 2.500% 9/15/16	845,000	874,972
Verizon Communications, Inc. 3.650% 9/14/18	925,000	984,692
Verizon Communications, Inc. 5.150% 9/15/23	1,495,000	1,636,007
Verizon Communications, Inc. 6.550% 9/15/43	2,180,000	2,652,918
Verizon Communications, Inc. 8.750% 11/01/18	1,180,000	1,507,009
Verizon Global Funding Corp. 7.750% 12/01/30	987,000	1,305,240
Virgin Media Finance PLC 8.375% 10/15/19	4,900,000	5,255,250
Virgin Media Secured Finance PLC 6.500% 1/15/18	2,680,000	2,777,150
WCP Wireless Site Funding (a) 4.141% 11/15/40	1,514,600	1,557,617

		43,730,569

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.7%
Asciano Finance (a) 3.125% 9/23/15	$1,300,000	$1,332,943
Asciano Finance (a) 4.625% 9/23/20	845,000	873,310
Asciano Finance (a) 5.000% 4/07/18	1,650,000	1,771,800
Burlington Northern Santa Fe LLC 6.750% 3/15/29	1,053,000	1,299,083
Con-way, Inc. 7.250% 1/15/18	1,760,000	2,052,181
CSX Corp. 7.250% 5/01/27	733,000	901,506
Norfolk Southern Corp. 2.903% 2/15/23	116,000	110,379
Norfolk Southern Corp. 4.837% 10/01/41	19,000	19,441
Norfolk Southern Corp. 6.000% 5/23/2111	500,000	570,273
Ryder System, Inc. 2.550% 6/01/19	480,000	476,980
Union Pacific Corp. 4.000% 2/01/21	700,000	744,043

		10,151,939

Trucking & Leasing — 1.2%
GATX Corp. 2.375% 7/30/18	1,175,000	1,172,270
GATX Corp. 3.500% 7/15/16	1,650,000	1,735,584
GATX Corp. 3.900% 3/30/23	735,000	735,308
GATX Corp. 4.750% 5/15/15	905,000	944,135
GATX Corp. 4.750% 6/15/22	1,200,000	1,277,488
GATX Corp. 8.750% 5/15/14	2,385,000	2,407,693
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 3/15/16	5,020,000	5,145,385
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.125% 5/11/15	1,800,000	1,844,350
TTX Co. (a) 4.150% 1/15/24	1,730,000	1,761,297

		17,023,510

TOTAL CORPORATE DEBT (Cost $686,620,739)		713,865,486

MUNICIPAL OBLIGATIONS — 1.1%
JobsOhio Beverage System Series B 4.532% 1/01/35	5,550,000	5,354,529

	Principal Amount	Value
New York City Municipal Water Finance Authority BAB 5.882% 6/15/44	$390,000	$476,880
State of California 5.950% 4/01/16	895,000	983,766
State of California BAB 7.550% 4/01/39	505,000	701,688
State of California BAB 7.600% 11/01/40	3,925,000	5,523,613
State of Illinois 5.365% 3/01/17	2,910,000	3,179,466

		16,219,942

TOTAL MUNICIPAL OBLIGATIONS (Cost $16,303,837)		16,219,942

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.5%
Automobile ABS — 0.6%
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	1,483,917	1,487,016
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,815,510	1,813,205
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	1,920,000	1,919,833
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	613,341	627,124
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A (a) 2.610% 3/15/19	543,677	545,772
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	1,150,639	1,153,047
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	65,422	65,437
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	1,180,000	1,192,743

		8,804,177

Commercial MBS — 6.2%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.825% 2/10/51	2,216,537	2,468,737
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.289% 2/10/51	1,445,000	1,625,969

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	$820,000	$843,245
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	2,790,000	3,042,177
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	1,295,000	1,411,298
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 VRN 5.471% 1/12/45	750,000	825,135
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	2,765,000	2,991,624
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	1,000,000	1,114,169
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	2,150,000	2,405,200
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.751% 9/11/38	2,375,000	2,575,183
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	1,170,000	1,306,864
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM VRN 6.084% 6/11/50	1,660,000	1,879,685
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	2,176,000	2,232,785
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	1,320,000	1,463,658
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, CMO, VRN 5.768% 6/10/46	1,283,882	1,393,761

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.799% 12/10/49	$3,693,000	$4,136,895
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	1,100,000	1,136,741
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	2,115,117	2,121,726
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	2,160,000	2,259,132
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2 3.642% 8/10/44	1,600,000	1,683,762
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	685,147	715,446
DBUBS Mortgage Trust, Series 2011-LC1A, Class B VRN (a) 5.471% 11/10/46	860,000	953,746
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.820% 7/10/38	3,775,792	4,101,033
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	800,000	872,993
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	650,000	678,074
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM 4.780% 7/15/42	200,000	208,087
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	3,000,000	3,231,400
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	1,675,000	1,816,521
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4 VRN 5.467% 2/12/39	333,999	355,971
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 5.868% 6/12/46	1,600,000	1,736,921

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AM VRN 5.456% 7/12/46	$1,315,000	$1,424,418
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/44	825,000	898,575
Morgan Stanley Capital I, Series 2006-IQ12, Class A4 5.332% 12/15/43	1,127,595	1,227,552
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	1,525,000	1,658,351
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	924,817	933,608
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.281% 1/11/43	1,375,000	1,575,011
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	1,606,194	1,590,132
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.551% 8/15/39	1,525,000	1,610,401
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.551% 8/15/39	608,632	621,516
VNO Mortgage Trust, Series 2013-PENN, Class A (a) 3.808% 12/13/29	1,610,000	1,665,184
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.339% 12/15/44	2,450,000	2,599,148
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	2,220,000	2,383,340
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	4,525,000	4,910,112
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM VRN 5.591% 4/15/47	1,530,000	1,676,386
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM VRN 5.722% 5/15/43	1,250,000	1,345,228
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.953% 2/15/51	2,170,000	2,385,666

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 5.953% 2/15/51	$1,775,000	$1,979,215
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM VRN 5.962% 6/15/45	1,345,000	1,459,519
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	502,912	527,352
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	1,327,809	1,328,672
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	1,997,629	2,081,935
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	1,225,000	1,280,157

		90,749,416

Home Equity ABS — 2.9%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.879% 1/25/35	3,130,000	2,968,236
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.424% 8/25/35	646,860	639,316
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.504% 9/25/35	407,597	406,134
Ameriquest Mortgage Securities, Inc., Series 2005-R10, Class A2B FRN 0.458% 1/25/36	46,316	45,937
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.514% 7/25/35	72,134	72,028
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.894% 11/25/34	345,598	344,037
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.814% 6/25/35	769,763	755,315
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.603% 4/28/39	1,770,000	1,714,208
Citigroup Mortgage Loan Trus, Inc., Series 2005-HE2, Class A FRN (a) 0.554% 5/25/35	286,283	284,896
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.564% 12/25/33	535,191	530,819

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.584% 7/25/35	$758,366	$731,008
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.604% 8/25/35	1,019,721	965,607
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.614% 9/25/34	254,615	252,969
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.644% 12/25/35	431,709	428,330
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.054% 2/25/35	773,329	646,888
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.444% 7/25/36	1,215,048	1,205,088
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.574% 5/25/36	2,314,215	2,256,099
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.604% 7/25/35	2,478,636	2,381,319
First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M3 FRN 0.874% 3/25/35	1,190,000	1,100,044
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.394% 1/25/36	693,118	677,836
GSAMP Trust, Series 2005-HE5, Class M1 FRN 0.574% 11/25/35	880,000	806,240
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.584% 4/25/35	623,564	582,925
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.324% 8/25/36	620,718	604,559
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.814% 10/25/35	737,283	715,232
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.934% 12/25/32	1,160,199	1,131,550
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.434% 8/25/45	104,124	103,604
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.904% 2/25/35	142,385	141,695
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.949% 2/25/35	1,690,000	1,578,654

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.979% 6/25/35	$2,956,834	$2,871,324
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.874% 3/25/35	2,070,000	1,940,108
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.888% 6/28/35	2,546,188	2,535,612
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 0.918% 6/28/35	1,300,000	1,193,800
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.654% 7/25/35	2,055,792	2,025,343
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ FRN 0.414% 6/25/35	1,362,342	1,358,506
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	935	982
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.624% 5/25/35	156,284	155,061
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.414% 9/25/35	1,122,115	1,100,029
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.534% 8/25/35	1,037,389	1,019,880
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.654% 3/25/35	845,820	828,938
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1 FRN 0.554% 10/25/35	1,795,000	1,697,634
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.344% 3/25/36	259,521	258,590
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.404% 1/25/36	377,690	375,683
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.494% 3/25/36	268,590	267,185
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.514% 8/25/35	821,882	811,791

		42,511,039

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Other ABS — 3.1%
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	$1,350,000	$1,349,854
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	1,033,455	1,085,450
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (a) 1.756% 4/17/25	3,765,000	3,765,000
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	438,325	447,174
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.337% 8/18/21	1,611,021	1,597,086
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	3,181,600	3,404,660
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	1,186,410	1,234,681
Drug Royalty II LP 1, Series 2012-1, Class A2 (a) 4.474% 1/15/25	819,525	849,945
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	3,244,880	3,215,888
Global SC Finance II SRL, Series 2012-1A, Class A (a) 4.110% 7/19/27	1,250,000	1,261,082
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	1,490,219	1,494,410
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.405% 6/02/17	2,125,000	2,157,612
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	1,158,330	1,155,096
Icon Brands Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	330,150	329,221
ING IM CLO Ltd., Series 2012-3A, Class A FRN (a) 1.689% 10/15/22	700,000	699,860
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	1,386,963	1,412,773
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	565,796	565,884

	Principal Amount	Value
Newport Waves CDO (Acquired 3/30/07, Cost $4,994,200), Series 2007-1A, Class A3LS FRN (a) (d) 0.835% 6/20/14	$5,000,000	$5,002,000
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.655% 10/17/16	600,000	603,442
Race Point VIII CLO Ltd., Series 2013-8A, Class A FRN (a) 1.485% 2/20/25	700,000	694,883
Sierra Receivables Funding Co. LLC, Series 2014-1A, Class A (a) 2.070% 3/20/30	2,000,000	1,999,781
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	486,327	494,609
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (a) 3.350% 4/20/26	1,094,208	1,120,891
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	941,927	1,010,217
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	1,625,000	1,634,783
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	626,461	651,063
TAL Advantage LLC, Series 2006-1A FRN (a) 0.376% 4/20/21	500,000	494,210
Textainer Marine Containers Ltd., Series 2012-1A, Class A (a) 4.210% 4/15/27	1,293,333	1,294,674
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.555% 10/15/15	2,419,000	2,445,125
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	1,192,282	1,260,838
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	791,058	794,916

		45,527,108

Student Loans ABS — 2.3%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.365% 8/25/26	384,300	381,223
Access Group, Inc., Series 2005-2, Class A3 FRN 0.416% 11/22/24	1,331,837	1,320,638

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Access Group, Inc., Series 2002-1, Class A4 VRN 1.657% 9/01/37	$1,250,000	$1,156,216
Access Group, Inc., Series 2003-A, Class A3 FRN 1.658% 7/01/38	1,170,142	1,036,445
College Loan Corp. Trust, Series 2002-1, Class B1 FRN (a) 1.636% 3/01/42	1,200,000	948,000
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.657% 1/25/47	2,075,000	1,758,562
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.654% 6/15/43	2,600,000	2,580,500
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.655% 6/15/43	2,475,000	2,415,385
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.655% 6/15/43	1,700,000	1,667,870
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.900% 6/15/43	1,000,000	819,779
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.335% 8/25/25	592,691	591,132
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.355% 11/25/26	1,724,661	1,711,547
Higher Education Funding I, Series 2004-1, Class B2 FRN (a) 1.348% 1/01/44	600,000	476,476
Higher Education Funding I, Series 2004-1, Class B1 FRN (a) 1.657% 1/01/44	600,000	485,866
National Collegiate Student Loan Trust, Series 2005-GATE, Class A2 FRN (a) (e) 0.605% 4/28/23	2,168,934	2,060,488
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.954% 4/25/46	768,701	776,949
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.443% 5/28/26	875,992	873,308
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.409% 7/15/36	6,340,000	6,278,286
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.539% 7/15/36	697,000	648,734

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 0.500% 12/15/16	$100,000	$99,969
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 1.644% 12/15/16	150,000	149,953
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.644% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.645% 12/15/16	200,000	199,938
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.645% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.645% 12/15/16	650,000	649,797
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.646% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2013-2, Class B FRN 1.654% 6/25/43	1,970,000	1,882,414
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.650% 9/15/28	600,000	600,000
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.655% 6/17/30	450,000	436,810
US Education Loan Trust LLC, Series 2006-1, Class A2 FRN (a) 0.366% 3/01/25	647,868	646,403

		32,952,595

WL Collateral CMO — 0.3%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.754% 8/25/34	575,790	560,464
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	129,552	127,549
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.010% 9/25/33	34,172	30,824
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.563% 8/25/34	99,277	94,041

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.514% 7/25/35	$297,690	$292,361
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.264% 5/25/37	2,197,387	1,443,316
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.365% 8/25/34	347,473	293,702
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.404% 8/25/36	520,864	476,854
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.247% 2/25/34	51,934	48,478
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.494% 7/25/33	16,135	16,296
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	1,124	1,139
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	372,677	378,267
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.414% 7/25/35	51,219	51,029
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.567% 3/25/34	256,309	258,121
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.532% 4/25/44	569,778	566,412

		4,638,853

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.404% 11/25/37	955,566	939,963
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.745% 6/25/32	154,889	144,529

		1,084,492

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $223,652,298)		226,267,680

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 0.9%
Brazilian Government International Bond 4.875% 1/22/21	$700,000	$744,100
Mexico Government International Bond 4.750% 3/08/44	3,050,000	2,897,500
Peruvian Government International Bond 6.550% 3/14/37	560,000	673,400
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,478,295
Province of Quebec Canada 7.500% 9/15/29	540,000	747,490
Republic of Brazil International Bond 5.625% 1/07/41	1,825,000	1,848,725
Republic of Turkey International Bond 3.250% 3/23/23	528,000	461,736
Republic of Turkey International Bond 4.875% 4/16/43	534,000	453,900
Republic of Turkey International Bond 6.750% 4/03/18	935,000	1,030,370
United Mexican States 5.125% 1/15/20	1,110,000	1,234,875
United Mexican States 6.750% 9/27/34	950,000	1,159,000

		12,729,391

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,446,970)		12,729,391

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 22.7%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp., Series 4290, Class CA 3.500% 12/15/38	3,572,238	3,657,471
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	512,529	581,531
Federal National Mortgage Association, Series 1989-20, Class A 6.750% 4/25/18	84,053	87,035
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	450,343	506,433

		4,832,470

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 22.4%
Federal Home Loan Mortgage Corp.
Pool #Q15841 3.000% 2/01/43	$10,693,451	$10,329,623
Pool #Z40047 4.000% 10/01/41	658,234	683,663
Pool #E84025 6.000% 6/01/16	45,153	47,109
Pool #G11431 6.000% 2/01/18	8,302	8,761
Pool #G11122 6.500% 5/01/16	27,698	28,753
Pool #E84450 6.500% 7/01/16	13,977	14,634
Pool #E84580 6.500% 7/01/16	13,105	13,787
Pool #E84660 6.500% 7/01/16	4,114	4,329
Pool #C00836 7.000% 7/01/29	21,599	24,523
Pool #C49314 7.000% 4/01/31	7,910	9,190
Pool #C51422 7.000% 5/01/31	3,962	4,607
Pool #C53034 7.000% 6/01/31	14,855	17,240
Pool #G01311 7.000% 9/01/31	113,778	131,980
Pool #G01317 7.000% 10/01/31	74,008	85,837
Pool #E00856 7.500% 6/01/15	3,776	3,883
Pool #G00143 7.500% 6/01/23	1,502	1,723
Pool #C55867 7.500% 2/01/30	54,492	63,864
Pool #C37986 7.500% 5/01/30	1,934	2,285
Pool #C40675 7.500% 7/01/30	420	497
Pool #C41497 7.500% 9/01/30	198	235
Pool #C43930 7.500% 10/01/30	6,770	8,020
Pool #C43962 7.500% 10/01/30	6,069	7,157
Pool #C44509 7.500% 11/01/30	15,619	18,500
Pool #C44830 7.500% 11/01/30	28	33
Pool #C45235 7.500% 12/01/30	39,698	46,932

	Principal Amount	Value
Pool #C46038 7.500% 12/01/30	$1,159	$1,368
Pool #C01116 7.500% 1/01/31	2,812	3,324
Pool #C46309 7.500% 1/01/31	595	705
Pool #C46560 7.500% 1/01/31	674	789
Pool #C46810 7.500% 1/01/31	722	855
Pool #C47060 7.500% 1/01/31	1,805	2,133
Pool #C47063 7.500% 1/01/31	5,227	6,163
Pool #E00842 8.000% 3/01/15	12,614	12,909
Pool #E00843 8.000% 4/01/15	2,851	2,910
Pool #E00852 8.000% 5/01/15	4,815	4,963
Pool #E80782 8.000% 7/01/15	346	358
Pool #E80998 8.000% 7/01/15	3,053	3,154
Pool #E81091 8.000% 7/01/15	5,669	5,870
Pool #E81151 8.000% 8/01/15	7,036	7,287
Pool #555481 8.250% 5/01/17	7,699	8,293
Pool #G00653 8.500% 11/01/25	31,502	37,414
Pool #554904 9.000% 3/01/17	114	123
Federal National Mortgage Association
Pool #725692 2.269% 10/01/33 FRN	667,854	703,322
Pool #888586 2.342% 10/01/34 FRN	1,259,327	1,330,021
Pool #775539 2.367% 5/01/34 FRN	442,020	461,970
Pool #AB8756 3.000% 3/01/43	6,050,893	5,793,493
Pool #AT0976 3.000% 4/01/43	5,629,551	5,390,075
Pool #AT2911 3.000% 4/01/43	6,985,100	6,687,960
Pool #890564 3.000% 6/01/43	5,137,412	4,979,075
Pool #AO8629 3.500% 7/01/42	7,489,176	7,540,956
Pool #AP6609 3.500% 9/01/42	3,614,642	3,639,634

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AR8708 3.500% 4/01/43	$1,868,082	$1,860,274
Pool #AT0998 3.500% 4/01/43	9,281,653	9,242,858
Pool #AT4050 3.500% 5/01/43	2,501,928	2,491,470
Pool #MA1463 3.500% 6/01/43	6,079,332	6,053,922
Pool #675713 5.000% 3/01/18	10,296	10,853
Pool #545636 6.500% 5/01/17	63,082	66,440
Pool #524355 7.000% 12/01/29	142	164
Pool #254379 7.000% 7/01/32	75,070	86,930
Pool #252717 7.500% 9/01/29	4,599	5,394
Pool #535996 7.500% 6/01/31	16,586	19,437
Pool #254009 7.500% 10/01/31	54,746	64,018
Pool #253394 8.000% 7/01/20	20,532	22,988
Pool #323992 8.000% 11/01/29	3,640	4,344
Pool #525725 8.000% 2/01/30	5,929	7,027
Pool #253266 8.000% 5/01/30	7,202	8,626
Pool #537433 8.000% 5/01/30	5,121	6,149
Pool #253347 8.000% 6/01/30	10,403	12,472
Pool #544976 8.000% 7/01/30	915	1,097
Pool #535428 8.000% 8/01/30	10,688	12,798
Pool #543290 8.000% 9/01/30	64	77
Pool #547786 8.000% 9/01/30	2,678	3,180
Pool #550767 8.000% 9/01/30	7,667	9,170
Pool #553061 8.000% 9/01/30	14,217	16,983
Pool #253481 8.000% 10/01/30	9,442	11,324
Pool #535533 8.000% 10/01/30	9,548	11,438
Pool #560741 8.000% 11/01/30	3,080	3,702

	Principal Amount	Value
Pool #253644 8.000% 2/01/31	$5,036	$6,041
Pool #581170 8.000% 5/01/31	1,658	1,979
Pool #583916 8.000% 5/01/31	5,134	6,179
Pool #593848 8.000% 7/01/31	1,044	1,255
Pool #190317 8.000% 8/01/31	54,935	65,795
Pool #545240 8.000% 9/01/31	5,928	7,110
Pool #541202 8.500% 8/01/26	73,180	85,702
Federal National Mortgage Association TBA
Pool #299 2.500% 9/01/27 (c)	29,090,000	29,062,728
Pool #6985 3.000% 10/01/42 (c)	74,781,000	71,979,636
Pool #1058 3.500% 4/01/42 (c)	28,000,000	28,168,437
Pool #11192 4.000% 9/01/41 (c)	52,900,000	54,987,069
Government National Mortgage Association
Pool #404246 6.500% 8/15/28	473	540
Pool #781038 6.500% 5/15/29	115,187	131,721
Pool #781468 6.500% 7/15/32	7,964	9,155
Pool #781496 6.500% 9/15/32	39,913	45,815
Pool #363066 7.000% 8/15/23	8,399	9,567
Pool #352049 7.000% 10/15/23	4,098	4,657
Pool #354674 7.000% 10/15/23	7,712	8,764
Pool #358555 7.000% 10/15/23	6,740	7,668
Pool #345964 7.000% 11/15/23	5,589	6,363
Pool #380866 7.000% 3/15/24	1,409	1,603
Pool #781124 7.000% 12/15/29	13,148	15,332
Pool #781319 7.000% 7/15/31	271,805	318,222
Pool #565982 7.000% 7/15/32	16,233	19,073

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #581417 7.000% 7/15/32	$78,456	$92,066
Pool #588012 7.000% 7/15/32	20,813	24,441
Pool #591581 7.000% 8/15/32	11,239	13,205
Pool #190766 7.500% 1/15/17	10,998	11,748
Pool #187548 7.500% 4/15/17	4,241	4,568
Pool #203940 7.500% 4/15/17	20,575	22,016
Pool #181168 7.500% 5/15/17	3,858	4,156
Pool #201622 7.500% 5/15/17	13,670	14,724
Pool #192796 7.500% 6/15/17	3,063	3,305
Pool #357262 7.500% 9/15/23	4,012	4,621
Pool #441009 8.000% 11/15/26	1,213	1,442
Pool #522777 8.000% 12/15/29	6,661	8,012
Pool #434719 8.000% 2/15/30	105	126
Pool #523043 8.000% 3/15/30	346	416
Pool #529134 8.000% 3/15/30	1,945	2,348
Pool #477036 8.000% 4/15/30	781	943
Pool #503157 8.000% 4/15/30	28,330	33,911
Pool #528714 8.000% 4/15/30	2,048	2,473
Pool #544640 8.000% 11/15/30	35,030	42,348
Pool #531298 8.500% 8/15/30	2,123	2,598
Government National Mortgage Association II
Pool #82488 2.000% 3/20/40 FRN	2,183,653	2,260,562
Pool #82462 3.500% 1/20/40 FRN	1,908,826	2,020,684
Government National Mortgage Association II TBA Pool #1235 4.000% 4/01/42 (c)	27,500,000	28,902,929

	Principal Amount	Value
Government National Mortgage Association TBA
Pool #587 3.000% 11/01/42 (c)	$25,625,000	$25,198,585
Pool #2280 3.500% 1/01/42 (c)	14,425,000	14,716,881

		326,554,943

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $336,130,883)		331,387,413

U.S. TREASURY OBLIGATIONS — 10.1%
U.S. Treasury Bonds & Notes — 10.1%
U.S. Treasury Bond 2.750% 8/15/42	30,290,000	25,860,088
U.S. Treasury Bond 2.875% 5/15/43	6,795,000	5,930,628
U.S. Treasury Bond 4.500% 2/15/36	1,700,000	1,995,375
U.S. Treasury Inflation Index 0.375% 7/15/23	14,572,935	14,413,536
U.S. Treasury Note 0.625% 12/15/16	10,460,000	10,419,856
U.S. Treasury Note (f) (g) 0.875% 4/30/17	19,265,000	19,221,729
U.S. Treasury Note 1.375% 9/30/18	32,705,000	32,411,806
U.S. Treasury Note 1.500% 2/28/19	27,100,000	26,829,529
U.S. Treasury Note 2.500% 8/15/23	10,465,000	10,315,588

		147,398,135

TOTAL U.S. TREASURY OBLIGATIONS (Cost $147,320,042)		147,398,135

TOTAL BONDS & NOTES (Cost $1,422,474,769)		1,447,868,047

TOTAL LONG-TERM INVESTMENTS (Cost $1,425,724,769)		1,451,105,047

SHORT-TERM INVESTMENTS — 18.2%
Commercial Paper — 18.2%
AGL Capital Corp. (a) 0.260% 4/07/14	879,000	878,962
AGL Capital Corp. (a) 0.325% 4/07/14	4,650,000	4,649,752
Airgas, Inc. (a) 0.320% 6/17/14	3,000,000	2,997,947

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Centrica PLC (a) 0.290% 4/01/14	$1,500,000	$1,500,000
Centrica PLC (a) 0.320% 6/02/14	7,500,000	7,495,867
Centrica PLC (a) 0.340% 6/23/14	10,500,000	10,491,769
Daimler Finance North America LLC (a) 0.600% 3/10/15	10,000,000	9,942,833
Dominion Resources, Inc. (a) 0.290% 4/22/14	4,000,000	3,999,323
Duke Energy Corp. (a) 0.350% 9/03/14	7,500,000	7,488,698
Enbridge Energy Partners (a) 0.320% 4/21/14	5,915,000	5,913,948
Enbridge, Inc. (a) 0.300% 4/23/14	5,600,000	5,598,973
ERAC USA Finance LLC (a) 0.254% 4/16/14	6,000,000	5,999,375
ERAC USA Finance LLC (a) 0.340% 6/19/14	7,500,000	7,494,404
Experian Finance PLC (a) 0.304% 4/22/14	5,000,000	4,999,125
Experian Finance PLC (a) 0.330% 6/27/14	5,000,000	4,996,013
FMC Technologies, Inc. (a) 0.290% 4/07/14	10,000,000	9,999,517
Glencore Funding LLC (a) 0.722% 6/12/14	7,500,000	7,489,350
Holcim US Finance Sarl & Cie (a) 0.380% 6/23/14	5,000,000	4,995,619
Holcim US Finance Sarl & Cie (a) 0.380% 6/24/14	1,500,000	1,498,670
Holcim US Finance Sarl & Cie (a) 0.390% 5/13/14	6,100,000	6,097,225
Holcim US Finance Sarl & Cie (a) 0.400% 4/08/14	2,500,000	2,499,806
Holcim US Finance Sarl & Cie (a) 0.410% 4/15/14	19,200,000	19,196,939
Intercontinental Exchange, Inc. (a) 0.304% 5/28/14	9,000,000	8,995,725
National Grid USA (a) 0.300% 4/01/14	4,900,000	4,900,000
Pall Corp. (a) 0.250% 4/08/14	11,000,000	10,999,465
Pentair Finance (a) 0.270% 4/02/14	7,000,000	6,999,947
Pentair Finance (a) 0.280% 4/23/14	6,500,000	6,498,888
Pentair Finance (a) 0.280% 4/24/14	12,031,000	12,028,848
Plains All American Pipeline LP (a) 0.290% 4/01/14	10,000,000	10,000,000

	Principal Amount	Value
Rockwell Collins, Inc. (a) 0.300% 6/05/14	$6,500,000	$6,496,479
Sempra Energy Holding (a) 0.310% 4/28/14	10,000,000	9,997,675
Sempra Energy Holding (a) 0.400% 8/01/14	3,000,000	2,995,933
Sempra Energy Holding (a) 0.417% 8/04/14	6,500,000	6,490,747
Sempra Energy Holdings (a) 0.611% 12/09/14	5,000,000	4,979,000
Sempra Energy Holdings (a) 0.715% 3/06/15	5,000,000	4,967,042
Tesco Treasury Services PLC (a) 0.300% 6/12/14	6,000,000	5,996,400
Virginia Electric and Power Co. 0.294% 4/22/14	5,000,000	4,999,154
Volvo Group Treasury NA (a) 0.260% 4/11/14	7,250,000	7,249,476
Volvo Group Treasury NA (a) 0.290% 4/25/14	3,000,000	2,999,420
Xcel Energy, Inc. (a) 0.406% 7/14/14	5,000,000	4,994,222
Xcel Energy, Inc. (a) 0.499% 10/10/14	7,500,000	7,480,400

		266,292,936

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	316,303	316,303

TOTAL SHORT-TERM INVESTMENTS (Cost $266,609,239)		266,609,239

TOTAL INVESTMENTS — 117.6% (Cost $1,692,334,008) (h)		1,717,714,286

Other Assets/(Liabilities) — (17.6)%		(257,618,736)

NET ASSETS — 100.0%		$1,460,095,550

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $468,343,303 or 32.08% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2014, these securities amounted to a value of $99,309 or 0.01% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2014, these securities amounted to a value of $5,002,000 or 0.34% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $2,060,488 or 0.14% of net assets.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

COMMON STOCK — 0.1%
Basic Materials — 0.1%
Forest Products & Paper — 0.1%
The Newark Group, Inc. (a) (b)	26,904	$82,044

TOTAL COMMON STOCK (Cost $165,688)		82,044

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	10,000	249,000

TOTAL PREFERRED STOCK (Cost $250,000)		249,000

TOTAL EQUITIES (Cost $415,688)		331,044

	Principal Amount
BONDS & NOTES — 99.0%

CORPORATE DEBT — 45.0%
Advertising — 0.4%
Omnicom Group, Inc. 3.625% 5/01/22	$150,000	148,965
WPP Finance 2010 5.625% 11/15/43	225,000	237,032

		385,997

Aerospace & Defense — 0.9%
AAR Corp. 7.250% 1/15/22	190,000	205,675
Alliant Techsystems, Inc. (c) 5.250% 10/01/21	435,000	446,962
BE Aerospace, Inc. 6.875% 10/01/20	125,000	137,188
United Technologies Corp. 6.125% 7/15/38	105,000	132,472

		922,297

Agriculture — 0.2%
Altria Group, Inc. 2.850% 8/09/22	110,000	103,224
Altria Group, Inc. 4.250% 8/09/42	50,000	44,305
Bunge Ltd. Finance Corp. 3.200% 6/15/17	65,000	67,551

		215,080

	Principal Amount	Value
Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2014-1, Class A (d) 4.000% 10/11/27	$60,000	$60,300

Auto Manufacturers — 0.3%
Ford Motor Co. 6.500% 8/01/18	100,000	115,014
Hyundai Capital America (c) 1.450% 2/06/17	145,000	144,242
Hyundai Capital America (c) 2.550% 2/06/19	80,000	79,957

		339,213

Automotive & Parts — 1.0%
Cooper Tire & Rubber Co. 8.000% 12/15/19	280,000	315,000
International Automotive Components Group SA (c) 9.125% 6/01/18	9,000	9,495
Meritor, Inc. 6.750% 6/15/21	185,000	195,637
Meritor, Inc., Convertible 7.875% 3/01/26	115,000	175,519
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	73,000	78,384
TRW Automotive, Inc. (c) 4.450% 12/01/23	85,000	85,425
TRW Automotive, Inc. (c) 7.250% 3/15/17	100,000	114,125
Visteon Corp 6.750% 4/15/19	116,000	121,945

		1,095,530

Banks — 2.6%
Bank of America Corp. 3.625% 3/17/16	165,000	173,071
Bank of America Corp. 4.000% 4/01/24	165,000	164,806
Bank of America Corp. 5.650% 5/01/18	30,000	33,913
Bank of America Corp. 5.875% 2/07/42	55,000	63,595
Bank of America Corp. 6.000% 9/01/17	115,000	130,464
Credit Suisse AG 5.400% 1/14/20	130,000	144,749
Deutsche Bank AG 1.400% 2/13/17	105,000	105,003
First Horizon National Corp. 5.375% 12/15/15	274,000	291,510
FirstMerit Corp. 4.350% 2/04/23	35,000	35,734

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HSBC Holdings PLC 6.500% 9/15/37	$125,000	$147,893
ICICI Bank Ltd. (c) 4.750% 11/25/16	275,000	289,574
ICICI Bank Ltd. (c) 5.500% 3/25/15	475,000	491,156
KFW 2.125% 1/17/23	270,000	254,229
PNC Funding Corp. 4.375% 8/11/20	105,000	113,664
SVB Financial Group 5.375% 9/15/20	35,000	38,841
Valley National Bancorp 5.125% 9/27/23	85,000	87,972
Wells Fargo & Co. 4.480% 1/16/24	145,000	149,808
Wells Fargo & Co. 4.600% 4/01/21	25,000	27,516

		2,743,498

Beverages — 0.1%
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	35,000	32,084
Molson Coors Brewing Co. 5.000% 5/01/42	65,000	67,854

		99,938

Biotechnology — 0.2%
Amgen, Inc. 5.150% 11/15/41	175,000	180,288

Building Materials — 0.1%
CRH America, Inc. 8.125% 7/15/18	95,000	116,004

Chemicals — 2.0%
Ashland, Inc. 3.875% 4/15/18	210,000	216,825
CF Industries, Inc. 3.450% 6/01/23	28,000	26,985
CF Industries, Inc. 5.375% 3/15/44	90,000	93,831
Cytec Industries, Inc. 3.500% 4/01/23	30,000	28,409
Cytec Industries, Inc. 8.950% 7/01/17	175,000	207,792
The Dow Chemical Co. 8.550% 5/15/19	100,000	128,045
Hercules, Inc., Convertible 6.500% 6/30/29	150,000	129,281
Incitec Pivot Finance LLC (c) 6.000% 12/10/19	50,000	55,221
Incitec Pivot Ltd. (c) 4.000% 12/07/15	475,000	493,548

	Principal Amount	Value
Methanex Corp. 5.250% 3/01/22	$40,000	$43,312
Nexeo Solutions LLC/Nexeo Solutions Finance Corp. 8.375% 3/01/18	50,000	50,500
RPM International, Inc. 6.125% 10/15/19	50,000	56,465
RPM International, Inc. 6.500% 2/15/18	75,000	85,301
Tronox Finance LLC 6.375% 8/15/20	340,000	349,350
Valspar Corp. 7.250% 6/15/19	150,000	179,662

		2,144,527

Commercial Services — 0.3%
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	67,000	70,015
ERAC USA Finance LLC (c) 2.800% 11/01/18	25,000	25,451
ERAC USA Finance LLC (c) 3.300% 10/15/22	75,000	72,000
ERAC USA Finance LLC (c) 7.000% 10/15/37	50,000	62,883
The Western Union Co. 5.930% 10/01/16	80,000	88,583

		318,932

Computers — 0.5%
Apple, Inc. 2.400% 5/03/23	105,000	97,364
Apple, Inc. 3.850% 5/04/43	50,000	44,340
EMC Corp. 3.375% 6/01/23	135,000	133,116
Hewlett-Packard Co. 2.125% 9/13/15	90,000	91,762
Hewlett-Packard Co. 2.200% 12/01/15	125,000	127,923

		494,505

Cosmetics & Personal Care — 0.1%
Avon Products, Inc. 5.000% 3/15/23	65,000	65,117
Avon Products, Inc. 6.500% 3/01/19	55,000	61,381

		126,498

Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 3.000% 3/01/18	45,000	45,495
Arrow Electronics, Inc. 4.500% 3/01/23	45,000	45,794

		91,289

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial — 4.0%
Affiliated Managers Group, Inc. 4.250% 2/15/24	$245,000	$246,473
Air Lease Corp. 3.375% 1/15/19	175,000	177,406
Air Lease Corp. 3.875% 4/01/21	125,000	125,000
American Express Co. VRN 6.800% 9/01/66	5,000	5,479
Citigroup, Inc. 5.875% 5/29/37	60,000	68,440
Citigroup, Inc. 5.875% 1/30/42	75,000	86,086
Citigroup, Inc. 8.500% 5/22/19	76,000	96,830
Eaton Vance Corp. 3.625% 6/15/23	43,000	42,834
Eaton Vance Corp. 6.500% 10/02/17	25,000	28,893
Ford Motor Credit Co. LLC 3.000% 6/12/17	200,000	207,732
Ford Motor Credit Co. LLC 12.000% 5/15/15	150,000	168,364
The Goldman Sachs Group, Inc. 1.600% 11/23/15	130,000	131,349
The Goldman Sachs Group, Inc. 6.250% 2/01/41	35,000	41,561
The Goldman Sachs Group, Inc. 6.345% 2/15/34	40,000	41,415
The Goldman Sachs Group, Inc. 6.750% 10/01/37	40,000	45,821
Guanay Finance Ltd. (c) 6.000% 12/15/20	250,000	263,750
Hyundai Capital America (c) 1.625% 10/02/15	80,000	80,729
Hyundai Capital America (c) 2.875% 8/09/18	60,000	61,141
IntercontinentalExchange Group, Inc. 4.000% 10/15/23	125,000	129,674
International Lease Finance Corp. 5.875% 4/01/19	200,000	218,500
Janus Capital Group, Inc. 6.700% 6/15/17	525,000	592,747
JP Morgan Chase & Co. 4.350% 8/15/21	145,000	155,425
JP Morgan Chase & Co. 4.500% 1/24/22	175,000	188,664
Lazard Group LLC 4.250% 11/14/20	190,000	196,848
Lazard Group LLC 6.850% 6/15/17	135,000	153,486
Legg Mason, Inc. 5.625% 1/15/44	85,000	87,223

	Principal Amount	Value
Merrill Lynch & Co., Inc. 7.750% 5/14/38	$125,000	$164,828
Morgan Stanley 3.800% 4/29/16	200,000	210,652
Morgan Stanley 4.000% 7/24/15	150,000	156,093
Morgan Stanley 5.750% 1/25/21	60,000	68,723

		4,242,166

Electric — 1.8%
Ameren Corp. 8.875% 5/15/14	170,000	171,629
Elwood Energy LLC 8.159% 7/05/26	283,295	311,624
Florida Power & Light Co. 4.950% 6/01/35	65,000	71,248
Georgia Power Co. 4.300% 3/15/42	63,000	60,850
LG&E and KU Energy LLC 4.375% 10/01/21	250,000	263,057
MidAmerican Energy Holdings Co. 5.950% 5/15/37	120,000	140,889
National Fuel Gas Co. 3.750% 3/01/23	55,000	53,676
NiSource Finance Corp. 4.800% 2/15/44	90,000	86,196
Pacific Gas & Electric Co. 5.800% 3/01/37	160,000	184,373
PPL Capital Funding, Inc. 5.000% 3/15/44	90,000	91,174
Southern California Edison Co. 5.950% 2/01/38	60,000	73,375
Tenaska Oklahoma I LP (c) 6.528% 12/30/14	30,649	30,988
Transelec SA (c) 4.625% 7/26/23	75,000	73,884
Tri-State Generation & Transmission Association, Series 2003, Class A (c) 6.040% 1/31/18	52,724	56,804
Tri-State Generation & Transmission Association, Series 2003, Class B (c) 7.144% 7/31/33	185,000	225,064

		1,894,831

Electrical Components & Equipment — 0.3%
Anixter, Inc. 5.950% 3/01/15	10,000	10,375
Legrand France SA 8.500% 2/15/25	250,000	332,262

		342,637

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electronics — 0.3%
Agilent Technologies, Inc. 3.875% 7/15/23	$73,000	$72,159
Amphenol Corp. 2.550% 1/30/19	100,000	99,631
Avnet, Inc. 4.875% 12/01/22	67,000	69,884
PerkinElmer, Inc. 5.000% 11/15/21	125,000	132,626

		374,300

Engineering & Construction — 0.5%
Odebrecht Offshore Drilling Finance Ltd. (c) 6.625% 10/01/23	500,000	517,500

Foods — 0.7%
ConAgra Foods, Inc. 4.950% 8/15/20	275,000	300,334
ConAgra Foods, Inc. 6.625% 8/15/39	30,000	36,438
Delhaize Group 6.500% 6/15/17	90,000	102,014
Tyson Foods, Inc. 4.500% 6/15/22	150,000	156,471
Tyson Foods, Inc. 6.600% 4/01/16	95,000	104,921
WM Wrigley Jr. Co. (c) 2.400% 10/21/18	35,000	35,101

		735,279

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	200,000	200,962
International Paper Co. 4.750% 2/15/22	75,000	81,094
International Paper Co. 9.375% 5/15/19	110,000	143,627
Plum Creek Timberlands LP 3.250% 3/15/23	105,000	98,561

		524,244

Hand & Machine Tools — 0.3%
Victor Technologies Group, Inc. 9.000% 12/15/17	254,000	272,415

Health Care – Products — 0.2%
Boston Scientific Corp. 7.375% 1/15/40	120,000	158,567
Teleflex, Inc. 6.875% 6/01/19	90,000	95,963

		254,530

Health Care – Services — 0.5%
HCA Holdings, Inc. 7.750% 5/15/21	140,000	154,350
Kaiser Foundation Hospitals 3.500% 4/01/22	65,000	64,044

	Principal Amount	Value
UnitedHealth Group, Inc. 3.950% 10/15/42	$85,000	$76,945
UnitedHealth Group, Inc. 6.875% 2/15/38	75,000	98,691
WellPoint, Inc., Convertible 2.750% 10/15/42	100,000	146,187

		540,217

Home Furnishing — 0.1%
Whirlpool Corp. 3.700% 3/01/23	50,000	49,533
Whirlpool Corp. 5.150% 3/01/43	20,000	20,498

		70,031

Household Products — 0.0%
Avery Dennison Corp. 3.350% 4/15/23	30,000	28,371

Housewares — 0.2%
Toro Co. 7.800% 6/15/27	170,000	211,362

Insurance — 2.2%
Aflac, Inc. 3.625% 6/15/23	104,000	104,812
The Allstate Corp. 5.550% 5/09/35	50,000	57,955
The Allstate Corp. VRN 5.750% 8/15/53	140,000	147,000
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	84,243
AXIS Specialty Finance PLC 2.650% 4/01/19	45,000	44,933
The Chubb Corp. VRN 6.375% 3/29/67	99,000	109,890
CNA Financial Corp. 3.950% 5/15/24	85,000	85,388
Five Corners Funding Trust (c) 4.419% 11/15/23	100,000	102,476
ING US, Inc. 5.500% 7/15/22	100,000	112,171
Liberty Mutual Group, Inc. (c) 4.250% 6/15/23	43,000	43,639
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	150,000	171,464
MetLife Capital Trust IV (c) 7.875% 12/15/67	150,000	177,000
The Progressive Corp. VRN 6.700% 6/15/67	155,000	170,500
Prudential Financial, Inc. VRN 5.200% 3/15/44	135,000	133,988
Prudential Financial, Inc. VRN 5.625% 6/15/43	110,000	112,200
Prudential Financial, Inc. 6.200% 11/15/40	125,000	151,219

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Prudential Financial, Inc. VRN 8.875% 6/15/38	$115,000	$140,875
Reinsurance Group of America, Inc. 4.700% 9/15/23	95,000	99,773
Reinsurance Group of America, Inc. 5.000% 6/01/21	95,000	103,173
Reinsurance Group of America, Inc. 6.450% 11/15/19	90,000	105,017
Willis Group Holdings PLC 4.125% 3/15/16	20,000	21,001
Willis North America, Inc. 7.000% 9/29/19	43,000	49,572

		2,328,289

Internet — 0.4%
Expedia, Inc. 7.456% 8/15/18	320,000	376,150

Iron & Steel — 1.2%
AK Steel Corp., Convertible 5.000% 11/15/19	96,000	144,660
Allegheny Technologies, Inc. 9.375% 6/01/19	105,000	128,756
ArcelorMittal 9.500% 2/15/15	425,000	453,687
Gerdau Trade, Inc. (c) 4.750% 4/15/23	90,000	83,520
Reliance Steel & Aluminum Co. 4.500% 4/15/23	65,000	65,074
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	432,519

		1,308,216

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	50,000	49,638

Lodging — 0.2%
Hyatt Hotels Corp. 3.375% 7/15/23	40,000	37,854
Marriott International, Inc. 3.375% 10/15/20	95,000	95,771
Wyndham Worldwide Corp. 2.950% 3/01/17	60,000	61,179
Wyndham Worldwide Corp. 6.000% 12/01/16	2,000	2,230

		197,034

Machinery – Diversified — 0.6%
The Manitowoc Co., Inc. 8.500% 11/01/20	175,000	196,437
Roper Industries, Inc. 3.125% 11/15/22	100,000	94,411
Xylem, Inc. 3.550% 9/20/16	200,000	210,826

	Principal Amount	Value
Xylem, Inc. 4.875% 10/01/21	$100,000	$106,455

		608,129

Manufacturing — 0.8%
Bombardier, Inc. Series A (c) 7.750% 3/15/20	70,000	78,400
Carlisle Cos., Inc. 3.750% 11/15/22	85,000	82,469
Harsco Corp 2.700% 10/15/15	257,000	259,184
Polypore International, Inc. 7.500% 11/15/17	285,000	302,100
Textron, Inc. 4.300% 3/01/24	120,000	122,234

		844,387

Media — 0.7%
21st Century Fox America Co. 6.900% 8/15/39	125,000	157,101
CBS Corp. 7.875% 7/30/30	100,000	131,068
Globo Comunicacao e Participacoes SA (c) 4.875% 4/11/22	200,000	204,000
Univision Communications, Inc. (c) 7.875% 11/01/20	250,000	276,250

		768,419

Metal Fabricate & Hardware — 0.7%
Ardagh Packaging Finance PLC (c) 7.375% 10/15/17	250,000	265,937
Mueller Water Products, Inc. 8.750% 9/01/20	196,000	219,030
The Timken Co. 6.000% 9/15/14	275,000	281,093

		766,060

Mining — 0.9%
Detour Gold Corp., Convertible 5.500% 11/30/17	105,000	98,503
FMG Resources Property Ltd. (c) 6.875% 4/01/22	250,000	269,375
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	45,000	44,871
Freeport-McMoRan Copper & Gold, Inc. 5.450% 3/15/43	70,000	68,836
Newcrest Finance Property Ltd. (c) 4.450% 11/15/21	200,000	179,056
Vale Overseas Ltd. 6.250% 1/23/17	215,000	240,246
Vale Overseas Ltd. 6.875% 11/10/39	85,000	90,872

		991,759

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.625% 3/15/24	$130,000	$129,082
Pitney Bowes, Inc. 4.750% 1/15/16	50,000	53,048
Pitney Bowes, Inc. 4.750% 5/15/18	10,000	10,668
Pitney Bowes, Inc. 5.750% 9/15/17	14,000	15,777

		208,575

Oil & Gas — 5.8%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	655,000	704,125
Aurora USA Oil & Gas, Inc. (c) 7.500% 4/01/20	500,000	551,250
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/01/19	120,000	136,350
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	80,000	75,000
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	780,000	793,650
CVR Refining LLC/Coffeyville Finance, Inc. 6.500% 11/01/22	65,000	68,413
Ecopetrol SA 4.250% 9/18/18	15,000	15,900
KazMunayGas National Co. JSC (c) 4.400% 4/30/23	90,000	84,825
Linn Energy LLC/Linn Energy Finance Corp. 8.625% 4/15/20	130,000	141,213
MEG Energy Corp. (c) 6.500% 3/15/21	150,000	157,875
PBF Holding Co. LLC/PBF Finance Corp. 8.250% 2/15/20	555,000	602,175
Pemex Project Funding Master Trust 6.625% 6/15/38	51,000	55,590
Petrobras Global Finance BV 3.000% 1/15/19	40,000	37,802
Petrobras Global Finance BV 3.250% 3/17/17	355,000	356,102
Petrobras International Finance Co. 3.875% 1/27/16	220,000	225,927
Petrobras International Finance Co. 6.750% 1/27/41	115,000	111,445
Petroleos Mexicanos (c) 3.125% 1/23/19	25,000	25,600
Petroleos Mexicanos 5.500% 1/21/21	375,000	409,687
Petroleos Mexicanos (c) 6.375% 1/23/45	35,000	37,756

	Principal Amount	Value
Phillips 66 4.300% 4/01/22	$75,000	$79,290
Phillips 66 5.875% 5/01/42	75,000	86,770
Precision Drilling Corp. 6.625% 11/15/20	85,000	90,950
Rowan Cos., Inc. 4.875% 6/01/22	175,000	181,040
Rowan Cos., Inc. 5.000% 9/01/17	210,000	228,648
Shell International Finance BV 5.500% 3/25/40	110,000	128,695
SM Energy Co. 6.625% 2/15/19	100,000	107,000
Talisman Energy, Inc. 5.500% 5/15/42	100,000	99,060
Transocean, Inc. 4.950% 11/15/15	190,000	201,719
Venoco, Inc. 8.875% 2/15/19	330,000	333,300

		6,127,157

Oil & Gas Services — 0.3%
Hornbeck Offshore Services, Inc. 1.500% 9/01/19	75,000	85,359
Weatherford International Ltd. 4.500% 4/15/22	100,000	104,720
Weatherford International Ltd. 5.950% 4/15/42	75,000	80,808
Weatherford International Ltd. 6.000% 3/15/18	25,000	28,159

		299,046

Packaging & Containers — 0.1%
Brambles USA Inc., Series A (c) 5.350% 4/01/20	35,000	38,273
Sonoco Products Co. 4.375% 11/01/21	100,000	103,491

		141,764

Pharmaceuticals — 1.3%
AbbVie, Inc. 4.400% 11/06/42	50,000	48,914
McKesson Corp. 1.292% 3/10/17	40,000	39,900
McKesson Corp. 2.284% 3/15/19	45,000	44,629
McKesson Corp. 3.796% 3/15/24	75,000	75,070
McKesson Corp. 4.883% 3/15/44	70,000	70,952
Mylan, Inc. (c) 7.875% 7/15/20	250,000	280,244

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Valeant Pharmaceuticals International (c) 6.750% 10/01/17	$100,000	$105,750
Valeant Pharmaceuticals International (c) 6.875% 12/01/18	135,000	143,438
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	200,000	216,500
Warner Chilcott Co. LLC 7.750% 9/15/18	350,000	373,625
Zoetis, Inc. 3.250% 2/01/23	35,000	33,759

		1,432,781

Pipelines — 1.2%
CenterPoint Energy Resources Corp. 4.500% 1/15/21	175,000	189,050
CenterPoint Energy Resources Corp. 5.850% 1/15/41	150,000	178,534
DCP Midstream Operating LLC 3.875% 3/15/23	15,000	14,656
Enable Oklahoma Intrastate Transmission LLC (c) 6.875% 7/15/14	305,000	309,601
Energy Transfer Equity LP 7.500% 10/15/20	100,000	114,375
Enterprise Products Operating LP 5.950% 2/01/41	135,000	154,563
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	96,135
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	17,964
ONEOK Partners LP 6.125% 2/01/41	100,000	112,257
The Williams Cos., Inc. 3.700% 1/15/23	45,000	40,837

		1,227,972

Real Estate — 0.2%
AMB Property LP 4.500% 8/15/17	225,000	243,383

Real Estate Investment Trusts (REITS) — 1.6%
American Tower Corp. 3.400% 2/15/19	80,000	81,979
ARC Properties Operating Partnership LP/Clark Acquisition LLC (c) 2.000% 2/06/17	105,000	105,031
ARC Properties Operating Partnership LP/Clark Acquisition LLC (c) 3.000% 2/06/19	50,000	49,772
ARC Properties Operating Partnership LP/Clark Acquisition LLC (c) 4.600% 2/06/24	65,000	64,974
Brandywine Operating Partners LP 4.950% 4/15/18	300,000	324,179

	Principal Amount	Value
DCT Industrial Operating Partnership LP (c) 4.500% 10/15/23	$60,000	$59,832
DDR Corp. 4.750% 4/15/18	275,000	298,140
DDR Corp. 9.625% 3/15/16	95,000	110,038
Duke Realty LP 8.250% 8/15/19	125,000	154,770
Federal Realty Investment Trust 5.900% 4/01/20	25,000	28,845
HCP, Inc. 2.625% 2/01/20	95,000	92,800
Highwoods Realty LP 7.500% 4/15/18	110,000	129,488
Liberty Property LP 3.375% 6/15/23	50,000	47,190
ProLogis LP 2.750% 2/15/19	35,000	35,138
ProLogis LP 3.350% 2/01/21	165,000	163,234

		1,745,410

Retail — 0.9%
CVS Caremark Corp. 6.125% 9/15/39	25,000	30,145
CVS Pass-Through Trust (c) 5.926% 1/10/34	237,200	264,006
CVS Pass-Through Trust (c) 7.507% 1/10/32	18,246	22,477
The Home Depot, Inc. 5.950% 4/01/41	100,000	121,349
O’Reilly Automotive, Inc. 3.850% 6/15/23	46,000	45,212
O’Reilly Automotive, Inc. 4.875% 1/14/21	225,000	240,961
Wal-Mart Stores, Inc. 5.625% 4/01/40	205,000	242,381

		966,531

Savings & Loans — 0.6%
Education Loan Co. Trust I (c) 0.008% 8/01/41	200,000	179,603
First Niagara Financial Group, Inc. 7.250% 12/15/21	150,000	171,703
Glencore Funding LLC (c) 1.700% 5/27/16	160,000	160,538
Glencore Funding LLC (c) 2.500% 1/15/19	114,000	110,083
Washington Mutual Bank (e) 5.650% 8/15/14	1,225,000	12

		621,939

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.9%
Intel Corp. 3.250% 8/01/39	$90,000	$125,831
Intel Corp., Convertible 2.950% 12/15/35	125,000	147,110
Micron Technology, Inc., Convertible 3.125% 5/01/32	225,000	558,703
NXP BV/NXP Funding LLC (c) 3.750% 6/01/18	110,000	110,550

		942,194

Software — 0.4%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	45,000	45,657
CA, Inc. 2.875% 8/15/18	50,000	50,705
CA, Inc. 5.375% 12/01/19	105,000	117,418
Fidelity National Information Services, Inc. 5.000% 3/15/22	125,000	130,761
Oracle Corp. 2.500% 10/15/22	90,000	84,654

		429,195

Storage & Warehousing — 0.6%
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. (c) 6.500% 4/01/19	600,000	591,000

Telecommunications — 2.5%
AT&T, Inc. 6.550% 2/15/39	175,000	206,482
CenturyLink, Inc. 6.150% 9/15/19	195,000	210,844
Embarq Corp. 7.082% 6/01/16	210,000	233,970
Embarq Corp. 7.995% 6/01/36	45,000	46,953
Motorola Solutions, Inc. 3.500% 3/01/23	90,000	86,037
Sprint Capital Corp. 6.900% 5/01/19	100,000	109,750
Sprint Communications, Inc. 11.500% 11/15/21	200,000	266,000
T-Mobile USA, Inc. 6.836% 4/28/23	50,000	53,625
Telecom Italia Capital 6.000% 9/30/34	80,000	74,600
Telecom Italia Capital 6.175% 6/18/14	111,000	112,110
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	225,000	229,831
Telefonica Emisiones SAU 3.992% 2/16/16	275,000	288,364

	Principal Amount	Value
Verizon Communications, Inc. 2.500% 9/15/16	$50,000	$51,774
Verizon Communications, Inc. 3.650% 9/14/18	60,000	63,872
Verizon Communications, Inc. 5.150% 9/15/23	95,000	103,960
Verizon Communications, Inc. 6.550% 9/15/43	140,000	170,371
WCP Wireless Site Funding (c) 4.141% 11/15/40	113,595	116,821
Windstream Corp. 7.750% 10/01/21	190,000	204,250

		2,629,614

Transportation — 1.7%
Asciano Finance (c) 3.125% 9/23/15	70,000	71,774
Asciano Finance (c) 4.625% 9/23/20	45,000	46,508
Asciano Finance (c) 5.000% 4/07/18	345,000	370,467
Burlington Northern Santa Fe LLC 6.750% 3/15/29	160,000	197,392
CHC Helicopter SA 9.250% 10/15/20	720,000	782,100
CHC Helicopter SA 9.375% 6/01/21	105,000	111,300
Con-way, Inc. 7.250% 1/15/18	30,000	34,980
Norfolk Southern Corp. 6.000% 5/23/2111	125,000	142,568
Ryder System, Inc. 2.550% 6/01/19	30,000	29,811

		1,786,900

Trucking & Leasing — 0.7%
GATX Corp. 3.500% 7/15/16	90,000	94,668
GATX Corp. 4.750% 5/15/15	115,000	119,973
GATX Corp. 4.750% 6/15/22	125,000	133,072
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 2.500% 3/15/16	240,000	245,994
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 3.125% 5/11/15	200,000	204,928

		798,635

TOTAL CORPORATE DEBT (Cost $46,132,660)		47,771,956

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.6%
State of California 5.950% 4/01/16	$225,000	$247,315
State of California BAB 7.550% 4/01/39	125,000	173,685
State of California BAB 7.600% 11/01/40	150,000	211,094

		632,094

TOTAL MUNICIPAL OBLIGATIONS (Cost $579,835)		632,094

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.0%
Auto Floor Plan ABS — 0.2%
Capital Automotive REIT, Series 2010-1A, Class A (c) 5.730% 12/15/38	214,510	223,657

Automobile ABS — 0.5%
American Credit Acceptance Receivables Trust, Series 2013-1, Class A (c) 1.450% 4/16/18	197,742	198,604
California Republic Auto Receivables Trust, Series 2012-1, Class A (c) 1.180% 8/15/17	81,934	82,105
CarNow Auto Receivables Trust, Series 2013-1A, Class A (c) 1.160% 10/16/17	57,067	57,059
CPS Auto Trust, Series 2014-A, Class A (c) 1.210% 8/15/18	130,000	129,989
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (c) 1.290% 10/16/17	64,086	64,220

		531,977

Commercial MBS — 6.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 5.891% 2/10/51	95,000	105,274
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.289% 2/10/51	100,000	112,524
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	190,000	205,573
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	635,000	707,497
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	155,000	173,398

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	$110,000	$122,867
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.887% 6/11/50	200,000	224,937
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM VRN 6.084% 6/11/50	115,000	130,219
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	152,000	155,967
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	100,000	102,708
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4 VRN 4.236% 2/10/47	110,000	115,389
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (c) 4.238% 1/10/34	100,000	103,340
DBRR Trust, Series 2013-EZ3, Class A VRN (c) 1.636% 12/18/49	141,008	141,448
GC Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 5.820% 7/10/38	105,000	114,280
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	305,000	328,526
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	240,000	260,278
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AM VRN 5.456% 7/12/46	140,000	151,649
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	115,000	129,199
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	110,000	119,619
Morgan Stanley Capital I, Series 2006-HQ8, Class AM VRN 5.466% 3/12/44	125,000	133,769

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	$69,030	$69,686
STRIPs Ltd., Series 2012-1A, Class A (c) 1.500% 12/25/44	117,376	116,202
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.550% 8/15/39	100,000	105,600
VNO Mortgage Trust, Series 2013-PENN, Class A (c) 3.808% 12/13/29	110,000	113,770
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.338% 12/15/44	185,000	196,262
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	321,000	349,613
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	150,000	161,036
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	535,000	580,533
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM VRN 5.591% 4/15/47	110,000	120,524
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.953% 2/15/51	100,000	109,938
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 5.953% 2/15/51	100,000	111,505
Wells Fargo Reremic Trust, Series 2012-IO, Class A (c) 1.750% 8/20/21	131,466	131,552
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	110,000	113,795
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C VRN 4.878% 8/15/45	100,000	104,390
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class D VRN (c) 5.636% 11/15/44	115,000	122,958
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class C VRN (c) 5.636% 11/15/44	170,000	186,921

		6,332,746

Home Equity ABS — 2.6%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.879% 1/25/35	200,000	189,664

	Principal Amount	Value
Asset-Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3 FRN 0.859% 4/25/35	$222,798	$216,763
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A FRN 0.304% 8/25/36	218,168	208,489
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class MV1 FRN 0.799% 8/25/35	38,629	37,994
Conseco Finance Corp., Series 2002-A, Class M1 FRN 2.005% 4/15/32	93,570	86,341
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.614% 9/25/34	54,573	54,220
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.054% 2/25/35	193,391	161,771
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.604% 7/25/35	178,462	171,455
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.394% 1/25/36	121,600	118,919
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.949% 2/25/35	300,000	280,234
MASTR Asset Backed Securities Trust, Series 2005, Class M1 FRN 0.874% 12/25/34	99,504	89,276
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.874% 3/25/35	120,000	112,470
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class M3 FRN 0.859% 4/25/36	197,706	187,520
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (c) 0.888% 6/28/35	112,812	112,344
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (c) 0.918% 6/28/35	220,000	202,028
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.654% 7/25/35	109,434	107,813
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	42	45
Park Place Securities Inc, Series 2005-WCW2, Class M1, ABS, FRN FRN 0.654% 7/25/35	105,000	93,730

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.414% 9/25/35	$68,433	$67,086
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3 FRN 0.434% 5/25/36	182,678	170,439
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (c) 0.434% 1/25/37	142,541	140,696

		2,809,297

Other ABS — 3.9%
ARL First LLC, Series 2012-1A, Class A1 FRN (c) 1.905% 12/15/42	173,167	176,220
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (c) 1.580% 10/10/18	120,000	119,977
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (c) 1.756% 4/17/25	265,000	265,000
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (c) 4.474% 3/20/43	93,575	95,464
Diamond Resorts Owner Trust, Series 2013-2, Class A (c) 2.270% 5/20/26	181,960	180,909
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (c) 5.216% 1/25/42	237,650	254,311
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (c) 4.212% 10/15/42	225,940	223,921
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (c) 2.405% 6/02/17	250,000	253,837
Hilton Grand Vacations Trust, Series 2013-A, Class A (c) 2.280% 1/25/26	204,903	204,331
Icon Brands Holdings LLC, Series 2012-1A, Class A (c) 4.229% 1/25/43	93,000	92,738
Icon Brands Holdings LLC, Series 2013-1A, Class A (c) 4.352% 1/25/43	76,676	76,344
ING Investment Management CLO Ltd., Series 2012-3A, Class A FRN (c) 1.689% 10/15/22	250,000	249,950
Newport Waves CDO (Acquired 3/30/07, Cost $1,173,637), Series 2007-1A, Class A3LS FRN (c) (f) 0.834% 6/20/14	1,175,000	1,175,470

	Principal Amount	Value
Race Point VIII CLO Ltd., Series 2013-8A, Class A FRN (c) 1.485% 2/20/25	$250,000	$248,172
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (c) 2.840% 11/20/28	34,128	34,710
Sonic Capital LLC, Series 2011-1A, Class A2 (c) 5.438% 5/20/41	65,849	70,623
Springleaf Funding Trust, Series 2013-AA, Class A (c) 2.580% 9/15/21	180,000	181,084
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (c) 2.555% 10/15/15	120,000	121,296
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (c) 4.370% 7/15/41	68,130	72,048

		4,096,405

Student Loans ABS — 2.0%
Access Group, Inc., Series 2002-1, Class A4 VRN 1.657% 9/01/37	315,000	291,367
Access Group, Inc., Series 2003-A, Class A3 FRN 1.658% 7/01/38	75,493	66,867
College Loan Corp. Trust, Series 2002-1, Class B1 FRN (c) 1.636% 3/01/42	100,000	79,000
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.654% 6/15/43	100,000	99,250
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.655% 6/15/43	150,000	146,387
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.655% 6/15/43	200,000	196,220
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.900% 6/15/43	50,000	40,989
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.538% 10/28/41	84,587	84,087
KeyCorp Student Loan Trust, Series 2004-A, Class 2B FRN 0.768% 1/27/42	100,000	89,500
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.344% 2/25/28	35,951	35,687

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2005-3, Class A3 FRN 0.394% 7/25/28	$92,331	$91,604
National Collegiate Student Loan Trust, Series 2004-1, Class A2, The FRN 0.492% 6/25/27	180,143	177,559
National Collegiate Student Loan Trust, Series 2005-GATE, Class A2 FRN (b) (c) 0.605% 4/28/23	240,993	228,943
National Collegiate Student Loan Trust, Series 2007-4, Class A2A3 FRN 3.653% 12/26/25	100,000	99,482
Nelnet Student Loan Trust, Series 2014-1A, Class B FRN (c) 1.654% 10/25/47	140,000	128,501
Nelnet Student Loan Trust, Series 2014-2A, Class B FRN (c) 1.655% 6/25/41	100,000	91,286
SLM Student Loan Trust, Series 2013-2, Class B FRN 1.654% 6/25/43	110,000	105,109
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.655% 6/17/30	50,000	48,535

		2,100,373

WL Collateral CMO — 0.8%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.753% 8/25/34	92,090	89,639
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.658% 2/25/34	16,213	15,962
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.009% 9/25/33	4,448	4,012
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.562% 8/25/34	14,537	13,770
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.264% 5/25/37	659,216	432,995
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.364% 8/25/34	54,237	45,844
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.404% 8/25/36	159,642	146,153
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.247% 2/25/34	5,789	5,404

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.494% 7/25/33	$3,015	$3,045
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	139	141
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (c) 2.500% 3/23/51	26,245	26,639
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.567% 3/25/34	28,848	29,051
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.531% 4/25/44	73,296	72,863

		885,518

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.404% 11/25/37	31,866	31,345
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.744% 6/25/32	19,284	17,995

		49,340

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,860,842)		17,029,313

SOVEREIGN DEBT OBLIGATIONS — 1.0%
Brazilian Government International Bond 4.875% 1/22/21	100,000	106,300
Province of Quebec Canada 2.625% 2/13/23	192,000	181,762
Province of Quebec Canada 7.500% 9/15/29	125,000	173,030
Republic of Brazil International Bond 5.625% 1/07/41	235,000	238,055
Republic of Turkey International Bond 4.875% 4/16/43	36,000	30,600
Republic of Turkey International Bond 6.750% 4/03/18	100,000	110,200
United Mexican States 5.125% 1/15/20	95,000	105,688
United Mexican States 6.750% 9/27/34	75,000	91,500

		1,037,135

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,035,133)		1,037,135

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 23.4%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp.,
Series 4290, Class CA 3.500% 12/15/38	$247,043	$252,937
Series 2178, Class PB 7.000% 8/15/29	27,855	31,605
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	16,349	18,385

		302,927

Pass-Through Securities — 23.1%
Federal Home Loan Mortgage Corp.
Pool #Q15841 3.000% 2/01/43	706,243	682,214
Pool #G11476 5.000% 11/01/18	63,090	66,702
Pool #B16010 5.000% 8/01/19	1,333	1,419
Pool #B17058 5.000% 9/01/19	4,347	4,596
Pool #B18677 5.000% 1/01/20	2,769	2,948
Pool #E89199 6.000% 4/01/17	3,055	3,232
Pool #G11431 6.000% 2/01/18	626	661
Pool #G01311 7.000% 9/01/31	2,400	2,784
Pool #C80207 7.500% 9/01/24	2,536	2,933
Pool #C00530 7.500% 7/01/27	1,937	2,274
Pool #C00563 7.500% 11/01/27	6,771	7,962
Pool #C00612 7.500% 4/01/28	381	448
Pool #C55867 7.500% 2/01/30	8,227	9,642
Federal National Mortgage Association
Pool #725692 2.269% 10/01/33 FRN	173,761	182,989
Pool #888586 2.342% 10/01/34 FRN	381,281	402,685
Pool #AB8756 3.000% 3/01/43	341,033	326,525
Pool #AT0976 3.000% 4/01/43	321,149	307,488
Pool #AT2911 3.000% 4/01/43	397,211	380,314
Pool #890564 3.000% 6/01/43	355,480	344,524

	Principal Amount	Value
Pool #AO8629 3.500% 7/01/42	$420,693	$423,601
Pool #AP6609 3.500% 9/01/42	256,194	257,966
Pool #AR8708 3.500% 4/01/43	105,527	105,086
Pool #AT0998 3.500% 4/01/43	531,761	529,539
Pool #AT4050 3.500% 5/01/43	141,435	140,843
Pool #MA1463 3.500% 6/01/43	351,294	349,825
Pool #735010 5.000% 11/01/19	232,928	247,774
Pool #253880 6.500% 7/01/16	1,718	1,795
Pool #575579 7.500% 4/01/31	11,387	13,306
Pool #535996 7.500% 6/01/31	2,295	2,689
Federal National Mortgage Association TBA
Pool #299 2.500% 12/01/26 (d)	1,965,000	1,963,158
Pool #299 2.500% 12/01/26 (d)	150,000	149,455
Pool #6985 3.000% 1/01/42 (d)	5,825,000	5,606,790
Pool #1058 3.500% 7/01/41 (d)	2,350,000	2,364,137
Pool #3649 3.500% 7/01/41 (d)	175,000	175,472
Pool #11192 4.000% 12/01/40 (d)	3,650,000	3,794,004
Pool #15846 4.000% 12/01/40 (d)	225,000	233,068
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	1,677	1,924
Pool #587280 6.500% 9/15/32	2,197	2,517
Pool #550659 6.500% 9/15/35	131,158	149,552
Pool #538689 6.500% 12/15/35	35,807	40,782
Pool #780651 7.000% 10/15/27	2,677	3,103
Pool #462384 7.000% 11/15/27	1,911	2,214
Pool #482668 7.000% 8/15/28	2,082	2,413

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #506804 7.000% 5/15/29	$8,533	$9,890
Pool #506914 7.000% 5/15/29	32,611	37,775
Pool #581417 7.000% 7/15/32	4,773	5,601
Pool #591581 7.000% 8/15/32	965	1,134
Pool #423836 8.000% 8/15/26	1,424	1,690
Pool #444619 8.000% 3/15/27	10,641	12,651
Government National Mortgage Association II
Pool #82488 2.000% 3/20/40 FRN	128,871	133,410
Pool #82462 3.500% 1/20/40 FRN	107,237	113,522
Government National Mortgage Association II TBA
Pool #1235 4.000% 7/01/41 (d)	1,950,000	2,049,480
Pool #1572 4.000% 7/01/41 (d)	75,000	78,598
Government National Mortgage Association TBA
Pool #587 3.000% 2/01/42 (d)	1,850,000	1,819,215
Pool #2280 3.500% 4/01/41 (d)	1,000,000	1,020,234

		24,576,553

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $25,111,511)		24,879,480

U.S. TREASURY OBLIGATIONS — 13.0%
U.S. Treasury Bonds & Notes — 13.0%
U.S. Treasury Bond (g) 2.750% 8/15/42	2,000,000	1,707,500
U.S. Treasury Bond 2.875% 5/15/43	570,000	497,492
U.S. Treasury Bond 4.500% 2/15/36	1,115,000	1,308,731
U.S. Treasury Inflation Index 0.375% 7/15/23	1,035,181	1,023,858
U.S. Treasury Note 0.250% 12/31/15	400,000	399,463
U.S. Treasury Note 0.625% 12/15/16	370,000	368,580
U.S. Treasury Note 0.875% 4/30/17	5,840,000	5,826,883

	Principal Amount	Value
U.S. Treasury Note 1.375% 9/30/18	$330,000	$327,042
U.S. Treasury Note 1.500% 2/28/19	1,980,000	1,960,238
U.S. Treasury Note 2.500% 8/15/23	400,000	394,289

		13,814,076

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,863,340)		13,814,076

TOTAL BONDS & NOTES (Cost $103,583,321)		105,164,054

TOTAL LONG-TERM INVESTMENTS (Cost $103,999,009)		105,495,098

SHORT-TERM INVESTMENTS — 19.4%
Commercial Paper — 18.5%
Centrica PLC (c) 0.270% 4/01/14	2,500,000	2,500,000
Enbridge Energy Partners LP (c) 0.320% 4/22/14	2,500,000	2,499,534
ERAC USA Finance LLC (c) 0.250% 4/17/14	2,500,000	2,499,722
Experian Finance PLC (c) 0.030% 4/14/14	2,500,000	2,499,729
Glencore Funding LLC (c) 0.450% 4/07/14	2,200,000	2,199,835
Noble Corp. (c) 0.340% 5/27/14	2,500,000	2,498,678
Pentair Finance (c) 0.300% 4/24/14	2,500,000	2,499,521
Time Warner Cable, Inc. (c) 0.254% 4/09/14	2,500,000	2,499,861

		19,696,880

Time Deposits — 0.9%
Euro Time Deposit 0.010% 4/01/14	930,825	930,825

TOTAL SHORT-TERM INVESTMENTS (Cost $20,627,705)		20,627,705

TOTAL INVESTMENTS — 118.7% (Cost $124,626,714) (h)		126,122,803

Other Assets/(Liabilities) — (18.7)%		(19,875,038)

NET ASSETS — 100.0%		$106,247,765

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $310,987 or 0.29% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $36,594,670 or 34.44% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2014, these securities amounted to a value of $12 or 0.00% of net assets.
(f)	Restricted security. Certain securities are restricted as to resale. At March 31, 2014, these securities amounted to a value of $1,175,470 or 1.11% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.4%

COMMON STOCK — 0.4%
Basic Materials — 0.4%
Forest Products & Paper — 0.4%
The Newark Group, Inc. (a) (b)	329,969	$1,006,240

TOTAL COMMON STOCK (Cost $2,113,591)		1,006,240

TOTAL EQUITIES (Cost $2,113,591)		1,006,240

	Principal Amount
BONDS & NOTES — 95.2%

BANK LOANS — 3.2%
Chemicals — 0.2%
Triple Point Technology, Inc., 2nd Lien Term Loan 9.250% 7/09/21	$648,058	591,353

Electronics — 0.8%
Kronos, Inc., 2nd Lien Term Loan 9.750% 4/30/20	660,004	683,104
Wall Street Systems, Inc., New 2nd Lien Term Loan 9.250% 10/26/20	1,275,537	1,285,103

		1,968,207

Health Care Technology — 0.9%
The TriZetto Group, Inc., Term Loan B 4.750% 5/02/18	1,902,659	1,893,146
The TriZetto Group, Inc., 2nd Lien Term Loan D 8.500% 3/28/19	534,414	537,086

		2,430,232

Machinery – Diversified — 0.4%
Intelligrated, Inc., 2nd Lien Term Loan 10.500% 1/30/20	902,464	922,770

Pharmaceuticals — 0.9%
Synarc-Biocore Holdings, LLC, 2nd Lien Term Loan 9.250% 3/04/22	2,448,101	2,435,861

TOTAL BANK LOANS (Cost $8,084,397)		8,348,423

CORPORATE DEBT — 92.0%
Aerospace & Defense — 2.2%
AAR Corp. 7.250% 1/15/22	3,000,000	3,247,500

	Principal Amount	Value
Ducommun, Inc. 9.750% 7/15/18	$2,265,000	$2,536,800
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. (b) (c) 9.750% 4/01/17	1,805,000	-

		5,784,300

Agriculture — 1.6%
Pinnacle Operating Corp. (d) 9.000% 11/15/20	3,873,000	4,182,840

Airlines — 1.4%
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co. (d) 6.875% 2/15/19	3,420,000	3,539,700

Apparel — 1.9%
Perry Ellis International, Inc. 7.875% 4/01/19	4,696,000	4,919,060

Auto Manufacturers — 1.5%
Allied Specialty Vehicles, Inc. (d) 8.500% 11/01/19	3,600,000	3,834,000

Automotive & Parts — 3.6%
Accuride Corp. 9.500% 8/01/18	2,790,000	2,859,750
Cooper Tire & Rubber Co. 8.000% 12/15/19	760,000	855,000
Cooper-Standard Holding, Inc. (d) 7.375% 4/01/18	1,900,000	1,945,144
International Automotive Components Group SA (d) 9.125% 6/01/18	1,994,000	2,103,670
Meritor, Inc., Convertible 7.875% 3/01/26	839,000	1,280,524
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	403,000	432,721

		9,476,809

Banks — 1.3%
Ally Financial, Inc. 8.000% 11/01/31	2,175,000	2,680,688
Sophia Holding Finance LP/Sophia Holding Finance, Inc. (d) 9.625% 12/01/18	790,000	827,525

		3,508,213

Building Materials — 1.9%
Headwaters, Inc. (d) 7.250% 1/15/19	2,500,000	2,606,250
Roofing Supply Group LLC/Roofing Supply Finance, Inc. (d) 10.000% 6/01/20	2,065,000	2,307,638

		4,913,888

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 2.4%
Cornerstone Chemical Co. (d) 9.375% 3/15/18	$1,410,000	$1,494,600
Omnova Solutions, Inc. 7.875% 11/01/18	2,075,000	2,215,062
Tronox Finance LLC 6.375% 8/15/20	2,480,000	2,548,200

		6,257,862

Coal — 2.2%
Murray Energy Corp. (d) 8.625% 6/15/21	2,178,000	2,292,345
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (d) 7.375% 2/01/20	1,525,000	1,627,937
Westmoreland Escrow Corp. (d) 10.750% 2/01/18	1,680,000	1,835,400
Commercial Services — 4.7%
The ADT Corp. (d) 6.250% 10/15/21	1,575,000	1,618,313
Mustang Merger Corp. (d) 8.500% 8/15/21	7,420,000	8,124,900
StoneMor Partners LP/Cornerstone Family Services of WV (d) 7.875% 6/01/21	2,545,000	2,614,987

		12,358,200

Diversified Financial — 1.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (d) 5.875% 2/01/22	2,000,000	2,030,000
Nuveen Investments, Inc. 5.500% 9/15/15	1,340,000	1,360,100

		3,390,100

Electrical Components & Equipment — 0.7%
International Wire Group Holdings, Inc. (d) 8.500% 10/15/17	1,700,000	1,853,000

Electronics — 0.6%
Rexel SA (d) 5.250% 6/15/20	1,570,000	1,605,325

Engineering & Construction — 1.0%
Weekley Homes LLC/Weekley Finance Corp. 6.000% 2/01/23	1,440,000	1,432,800
Zachry Holdings, Inc. (d) 7.500% 2/01/20	1,119,000	1,211,318

		2,644,118

Entertainment — 0.4%
PNK Finance Corp. (d) 6.375% 8/01/21	1,070,000	1,112,800

	Principal Amount	Value
Foods — 1.8%
Chiquita Brands International, Inc., Convertible 4.250% 8/15/16	$2,057,000	$2,092,998
JBS Investments GmbH (d) 7.750% 10/28/20	2,600,000	2,739,750

		4,832,748

Forest Products & Paper — 3.5%
Appvion, Inc. (d) 9.000% 6/01/20	3,168,000	3,231,360
Unifrax I LLC/Unifrax Holding Co. (d) 7.500% 2/15/19	1,715,000	1,817,900
Xerium Technologies, Inc. 8.875% 6/15/18	3,926,000	4,191,005

		9,240,265

Gas — 0.5%
LBC Tank Terminals Holding Netherlands BV (d) 6.875% 5/15/23	1,188,000	1,268,190

Hand & Machine Tools — 0.4%
Victor Technologies Group, Inc. 9.000% 12/15/17	994,000	1,066,065

Health Care – Products — 1.0%
Alere, Inc. 6.500% 6/15/20	1,940,000	2,037,000
Teleflex, Inc. 6.875% 6/01/19	610,000	650,413

		2,687,413

Health Care – Services — 0.9%
Tenet Healthcare Corp. 8.125% 4/01/22	2,050,000	2,290,875

Home Builders — 4.4%
Brookfield Residential Properties, Inc. (d) 6.500% 12/15/20	2,230,000	2,374,950
K Hovnanian Enterprises, Inc. (d) 9.125% 11/15/20	1,045,000	1,173,013
William Lyon Homes, Inc. (d) 5.750% 4/15/19	760,000	769,500
William Lyon Homes, Inc. 8.500% 11/15/20	4,745,000	5,278,812
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. (d) 6.750% 12/15/21	1,895,000	1,928,162

		11,524,437

Leisure Time — 3.3%
Brunswick Corp. (d) 4.625% 5/15/21	910,000	889,525
Brunswick Corp. 7.125% 8/01/27	3,993,000	4,192,650

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Brunswick Corp. 7.375% 9/01/23	$650,000	$703,625
Carlson Wagonlit BV (d) 6.875% 6/15/19	2,535,000	2,706,112

		8,491,912

Machinery – Diversified — 1.2%
Welltec A/S (d) 8.000% 2/01/19	2,950,000	3,141,750

Manufacturing — 2.0%
CTP Transportation Products LLC/CTP Finance, Inc. (d) 8.250% 12/15/19	1,135,000	1,222,963
JB Poindexter & Co., Inc. (d) 9.000% 4/01/22	3,805,000	4,071,350

		5,294,313

Media — 5.8%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	3,250,000	3,225,625
Cogeco Cable, Inc. (d) 4.875% 5/01/20	1,310,000	1,303,450
Entercom Radio LLC 10.500% 12/01/19	1,805,000	2,075,750
Harron Communications LP/Harron Finance Corp. (d) 9.125% 4/01/20	1,610,000	1,819,300
RCN Telecom Services LLC/RCN Capital Corp. (d) 8.500% 8/15/20	3,476,000	3,675,870
Townsquare Radio LLC/Townsquare Radio, Inc. (d) 9.000% 4/01/19	1,225,000	1,347,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (d) 5.500% 1/15/23	1,675,000	1,708,500

		15,155,995

Metal Fabricate & Hardware — 0.3%
Mueller Water Products, Inc. 7.375% 6/01/17	770,000	787,325

Mining — 1.0%
Hecla Mining Co. 6.875% 5/01/21	2,582,000	2,504,540

Oil & Gas — 15.3%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	2,520,000	2,709,000
Calumet Specialty Products Partners LP/Calumet Finance Corp. (d) 6.500% 4/15/21	3,846,000	3,874,845

	Principal Amount	Value
CVR Refining LLC/Coffeyville Finance, Inc. 6.500% 11/01/22	$3,093,000	$3,255,382
Halcon Resources Corp. 8.875% 5/15/21	1,110,000	1,151,625
Halcon Resources Corp. 9.750% 7/15/20	2,190,000	2,359,725
Halcon Resources Corp. (d) 9.750% 7/15/20	1,000,000	1,075,000
Jones Energy Holdings LLC/Jones Energy Finance Corp. (d) 6.750% 4/01/22	720,000	733,500
Linn Energy LLC/Linn Energy Finance Corp. 7.750% 2/01/21	1,373,000	1,475,975
Magnum Hunter Resources Corp. 9.750% 5/15/20	3,475,000	3,848,562
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC 9.250% 6/01/21	1,615,000	1,687,675
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC 10.750% 10/01/20	1,650,000	1,823,250
Millennium Offshore Services Superholdings LLC (d) 9.500% 2/15/18	2,159,000	2,288,540
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,320,000	2,482,400
RKI Exploration & Production LLC/RKI Finance Corp. (d) 8.500% 8/01/21	2,365,000	2,554,200
Sabine Oil & Gas LLC / Sabine Oil & Gas Finance Corp. 9.750% 2/15/17	2,600,000	2,691,000
Shelf Drilling Holdings Ltd. (d) 8.625% 11/01/18	2,165,000	2,343,613
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (d) 7.500% 7/01/21	1,180,000	1,262,600
Venoco, Inc. 8.875% 2/15/19	2,435,000	2,459,350

		40,076,242

Packaging & Containers — 0.9%
Sealed Air Corp. (d) 6.875% 7/15/33	2,334,000	2,345,670

Pharmaceuticals — 1.8%
BioScrip, Inc. (d) 8.875% 2/15/21	3,841,000	4,004,243
Capsugel SA (d) 7.000% 5/15/19	705,000	726,150

		4,730,393

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 1.7%
Landry’s, Inc. (d) 9.375% 5/01/20	$1,850,000	$2,037,312
The Pantry, Inc. 8.375% 8/01/20	1,080,000	1,166,400
Petco Holdings, Inc. (d) 8.500% 10/15/17	1,115,000	1,135,929

		4,339,641

Semiconductors — 0.2%
Entegris, Inc. (d) (e) 6.000% 4/01/22	480,000	490,800

Software — 3.5%
Audatex North America, Inc. (d) 6.000% 6/15/21	1,675,000	1,788,063
Audatex North America, Inc. (d) 6.125% 11/01/23	875,000	930,781
First Data Corp. (d) 7.375% 6/15/19	1,915,000	2,058,625
First Data Corp. 11.750% 8/15/21	4,035,000	4,236,750

		9,014,219

Storage & Warehousing — 2.0%
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. (d) 6.500% 4/01/19	5,200,000	5,122,000

Telecommunications — 5.7%
Altice Financing SA (d) 6.500% 1/15/22	1,485,000	1,566,675
Altice Finco SA (d) 8.125% 1/15/24	1,385,000	1,492,337
DigitalGlobe, Inc. 5.250% 2/01/21	1,050,000	1,036,875
Frontier Communications Corp. 7.625% 4/15/24	1,835,000	1,917,575
Lynx II Corp. (d) 6.375% 4/15/23	1,355,000	1,436,300
NeuStar, Inc. 4.500% 1/15/23	2,306,000	2,000,455
Sprint Corp. (d) 7.125% 6/15/24	560,000	588,000
Sprint Corp. (d) 7.250% 9/15/21	1,460,000	1,591,400
Sprint Corp. (d) 7.875% 9/15/23	2,880,000	3,168,000

		14,797,617

Transportation — 6.1%
CHC Helicopter SA 9.250% 10/15/20	1,503,000	1,632,634

	Principal Amount	Value
CHC Helicopter SA 9.375% 6/01/21	$2,025,000	$2,146,500
The Kenan Advantage Group, Inc. (d) 8.375% 12/15/18	5,510,000	5,785,500
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	1,787,000	1,952,297
Topaz Marine SA (d) 8.625% 11/01/18	2,838,000	2,979,900
Watco Cos. LLC/Watco Finance Corp. (d) 6.375% 4/01/23	1,326,000	1,345,890

		15,842,721

TOTAL CORPORATE DEBT (Cost $230,202,456)		240,181,028

TOTAL BONDS & NOTES (Cost $238,286,853)		248,529,451

TOTAL LONG-TERM INVESTMENTS (Cost $240,400,444)		249,535,691

SHORT-TERM INVESTMENTS — 2.0%
Time Deposits — 2.0%
Euro Time Deposit 0.010% 4/01/14	5,253,665	5,253,665

TOTAL SHORT-TERM INVESTMENTS (Cost $5,253,665)		5,253,665

TOTAL INVESTMENTS — 97.6% (Cost $245,654,109) (f)		254,789,356

Other Assets/(Liabilities) — 2.4%		6,329,875

NET ASSETS — 100.0%		$261,119,231

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $1,006,240 or 0.39% of net assets.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2014, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $140,682,710 or 53.88% of net assets.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 56.6%

COMMON STOCK — 56.5%
Basic Materials — 1.7%
Chemicals — 1.4%
Air Products & Chemicals, Inc.	80	$9,522
Airgas, Inc.	93	9,905
CF Industries Holdings, Inc.	485	126,410
The Dow Chemical Co.	11,693	568,163
E.I. du Pont de Nemours & Co.	11,171	749,574
Eastman Chemical Co.	794	68,451
Ecolab, Inc.	224	24,190
International Flavors & Fragrances, Inc.	473	45,252
LyondellBasell Industries NV Class A	1,600	142,304
Monsanto Co.	209	23,778
The Mosaic Co.	3,800	190,000
PPG Industries, Inc.	864	167,149
Praxair, Inc.	54	7,072
The Sherwin-Williams Co.	127	25,036
Sigma-Aldrich Corp.	749	69,942

		2,226,748

Forest Products & Paper — 0.1%
International Paper Co.	2,607	119,609
MeadWestvaco Corp.	107	4,028

		123,637

Iron & Steel — 0.0%
Allegheny Technologies, Inc.	19	716
Cliffs Natural Resources, Inc.	60	1,227
Nucor Corp.	61	3,083
United States Steel Corp.	2,067	57,070

		62,096

Mining — 0.2%
Alcoa, Inc.	11,946	153,745
Freeport-McMoRan Copper & Gold, Inc.	4,748	157,017
Newmont Mining Corp.	784	18,377
Vulcan Materials Co.	98	6,512

		335,651

		2,748,132

Communications — 7.7%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	533	9,136
Omnicom Group, Inc.	1,398	101,495

		110,631

Internet — 2.1%
Akamai Technologies, Inc. (a)	610	35,508
Amazon.com, Inc. (a)	1,066	358,730

	Number of Shares	Value
eBay, Inc. (a)	65	$3,591
Expedia, Inc.	573	41,542
F5 Networks, Inc. (a)	160	17,061
Facebook, Inc. Class A (a)	7,100	427,704
Google, Inc. Class A (a)	1,284	1,431,031
Netflix, Inc. (a)	246	86,599
Priceline.com, Inc. (a)	224	266,983
Symantec Corp.	10,679	213,260
TripAdvisor, Inc. (a)	173	15,672
VeriSign, Inc. (a)	7,689	414,514
Yahoo!, Inc. (a)	4,034	144,821

		3,457,016

Media — 2.7%
Cablevision Systems Corp. Class A	20,900	352,583
CBS Corp. Class B	1,870	115,566
Comcast Corp. Class A	15,181	759,354
DIRECTV (a)	5,286	403,956
Discovery Communications, Inc. Series A (a)	200	16,540
Gannett Co., Inc.	5,007	138,193
Graham Holdings Co. Class B	171	120,341
Liberty Media Corp. Class A (a)	1,160	151,647
The McGraw Hill Financial, Inc.	1,809	138,027
News Corp. (a)	5,500	91,850
News Corp. Class A (a)	1,130	19,458
Nielsen Holdings NV	900	40,167
Scripps Networks Interactive Class A	1,024	77,732
Starz Class A (a)	4,800	154,944
Time Warner Cable, Inc.	1,298	178,060
Time Warner, Inc.	2,788	182,140
Twenty-First Century Fox Class A	2,821	90,187
Viacom, Inc. Class B	3,190	271,118
The Walt Disney Co.	12,382	991,427

		4,293,290

Telecommunications — 2.8%
AT&T, Inc.	25,370	889,726
CenturyLink, Inc.	3,254	106,861
Cisco Systems, Inc.	40,624	910,384
Corning, Inc.	4,474	93,149
Crown Castle International Corp.	200	14,756
Frontier Communications Corp.	24,170	137,769
Harris Corp.	4,054	296,591
Juniper Networks, Inc. (a)	2,348	60,484
Motorola Solutions, Inc.	1,134	72,905
QUALCOMM, Inc.	8,988	708,794
Verizon Communications, Inc.	25,832	1,228,828
Windstream Corp.	751	6,188

		4,526,435

		12,387,372

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 4.9%
Airlines — 0.4%
Delta Air Lines, Inc.	11,700	$405,405
Southwest Airlines Co.	11,066	261,268

		666,673

Apparel — 0.2%
Nike, Inc. Class B	3,002	221,728
Ralph Lauren Corp.	180	28,967
VF Corp.	1,600	99,008

		349,703

Auto Manufacturers — 0.4%
Ford Motor Co.	23,462	366,007
General Motors Co.	8,000	275,360
Paccar, Inc.	34	2,293

		643,660

Automotive & Parts — 0.4%
BorgWarner, Inc.	1,800	110,646
Delphi Automotive PLC	1,300	88,218
The Goodyear Tire & Rubber Co.	9,161	239,377
Johnson Controls, Inc.	5,405	255,764

		694,005

Distribution & Wholesale — 0.1%
Fastenal Co.	70	3,452
Fossil Group, Inc. (a)	30	3,498
Genuine Parts Co.	536	46,552
W.W. Grainger, Inc.	94	23,750

		77,252

Entertainment — 0.1%
International Game Technology	12,110	170,267

Home Builders — 0.1%
D.R. Horton, Inc.	759	16,432
PulteGroup, Inc.	3,974	76,261

		92,693

Home Furnishing — 0.1%
Harman International Industries, Inc.	74	7,873
Whirlpool Corp.	584	87,285

		95,158

Housewares — 0.0%
Newell Rubbermaid, Inc.	1,083	32,382

Leisure Time — 0.1%
Carnival Corp.	973	36,838
Harley-Davidson, Inc.	308	20,516

		57,354

Lodging — 0.2%
Marriott International, Inc. Class A	13	728
Starwood Hotels & Resorts Worldwide, Inc.	1,460	116,216

	Number of Shares	Value
Wyndham Worldwide Corp.	1,722	$126,102
Wynn Resorts Ltd.	549	121,961

		365,007

Retail — 2.8%
AutoNation, Inc. (a)	120	6,388
AutoZone, Inc. (a)	336	180,466
Bed Bath & Beyond, Inc. (a)	1,573	108,222
Best Buy Co., Inc.	11,808	311,849
CarMax, Inc. (a)	1,000	46,800
Chipotle Mexican Grill, Inc. (a)	70	39,764
Coach, Inc.	284	14,103
Costco Wholesale Corp.	1,198	133,793
CVS Caremark Corp.	4,213	315,385
Darden Restaurants, Inc.	173	8,782
Dollar General Corp. (a)	600	33,288
Dollar Tree, Inc. (a)	1,160	60,529
Family Dollar Stores, Inc.	47	2,726
GameStop Corp. Class A	10,461	429,947
The Gap, Inc.	2,005	80,320
The Home Depot, Inc.	7,610	602,179
Kohl’s Corp.	1,261	71,625
L Brands, Inc.	1,300	73,801
Lowe’s Cos., Inc.	4,129	201,908
Macy’s, Inc.	3,640	215,816
McDonald’s Corp.	2,165	212,235
Nordstrom, Inc.	711	44,402
O’Reilly Automotive, Inc. (a)	734	108,918
PetSmart, Inc.	400	27,556
Ross Stores, Inc.	96	6,869
Staples, Inc.	10,183	115,475
Starbucks Corp.	2,895	212,435
Target Corp.	4,667	282,400
Tiffany & Co.	311	26,793
The TJX Cos., Inc.	1,340	81,271
Urban Outfitters, Inc. (a)	760	27,717
Wal-Mart Stores, Inc.	4,153	317,414
Walgreen Co.	2,406	158,868
Yum! Brands, Inc.	36	2,714

		4,562,758

Textiles — 0.0%
Cintas Corp.	649	38,687

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	447	24,862
Mattel, Inc.	61	2,447

		27,309

		7,872,908

Consumer, Non-cyclical — 12.5%
Agriculture — 0.9%
Altria Group, Inc.	9,841	368,349
Archer-Daniels-Midland Co.	8,826	382,960
Lorillard, Inc.	2,979	161,104

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Philip Morris International, Inc.	5,796	$474,519
Reynolds American, Inc.	1,044	55,770

		1,442,702

Beverages — 1.2%
Brown-Forman Corp. Class B	11	986
The Coca-Cola Co.	22,724	878,510
Coca-Cola Enterprises, Inc.	2,885	137,788
Constellation Brands, Inc. Class A (a)	1,922	163,312
Dr. Pepper Snapple Group, Inc.	1,710	93,127
Molson Coors Brewing Co. Class B	3,936	231,673
Monster Beverage Corp. (a)	400	27,780
PepsiCo, Inc.	5,492	458,582

		1,991,758

Biotechnology — 0.7%
Alexion Pharmaceuticals, Inc. (a)	200	30,426
Amgen, Inc.	4,935	608,683
Biogen Idec, Inc. (a)	634	193,922
Celgene Corp. (a)	1,309	182,736
Regeneron Pharmaceuticals, Inc. (a)	110	33,031
Vertex Pharmaceuticals, Inc. (a)	100	7,072

		1,055,870

Commercial Services — 0.8%
The ADT Corp.	650	19,467
Automatic Data Processing, Inc.	2,221	171,594
Equifax, Inc.	336	22,858
H&R Block, Inc.	642	19,382
Iron Mountain, Inc.	69	1,902
MasterCard, Inc. Class A	650	48,555
McKesson Corp.	821	144,964
Moody’s Corp.	735	58,300
Paychex, Inc.	813	34,634
Quanta Services, Inc. (a)	3,924	144,796
Robert Half International, Inc.	335	14,053
Total System Services, Inc.	2,621	79,705
Visa, Inc. Class A	1,500	323,790
Western Union Co.	11,307	184,983

		1,268,983

Cosmetics & Personal Care — 0.8%
Avon Products, Inc.	33,209	486,180
Colgate-Palmolive Co.	706	45,798
The Estee Lauder Cos., Inc. Class A	296	19,796
The Procter & Gamble Co.	9,933	800,600

		1,352,374

Foods — 1.0%
Campbell Soup Co.	165	7,405
ConAgra Foods, Inc.	384	11,915
General Mills, Inc.	994	51,509
The Hershey Co.	919	95,944
Hormel Foods Corp.	1,094	53,901
The J.M. Smucker Co.	394	38,313
Kellogg Co.	435	27,279

	Number of Shares	Value
Kraft Foods Group, Inc.	3,373	$189,225
The Kroger Co.	4,634	202,274
McCormick & Co., Inc.	73	5,237
Mondelez International, Inc. Class A	7,321	252,941
Safeway, Inc.	4,721	174,394
Sysco Corp.	1,466	52,967
Tyson Foods, Inc. Class A	6,520	286,945
WhiteWave Foods Co. Class A (a)	5,400	154,116
Whole Foods Market, Inc.	472	23,935

		1,628,300

Health Care – Products — 1.9%
Baxter International, Inc.	1,822	134,063
Becton, Dickinson & Co.	1,202	140,730
Boston Scientific Corp. (a)	3,121	42,196
C.R. Bard, Inc.	1,294	191,486
CareFusion Corp. (a)	2,548	102,481
Covidien PLC	1,900	139,954
Intuitive Surgical, Inc. (a)	114	49,931
Johnson & Johnson	14,599	1,434,060
Medtronic, Inc.	7,969	490,412
St. Jude Medical, Inc.	1,998	130,649
Stryker Corp.	2,259	184,041
Varian Medical Systems, Inc. (a)	274	23,013
Zimmer Holdings, Inc.	824	77,934

		3,140,950

Health Care – Services — 0.9%
Aetna, Inc.	1,972	147,841
Cigna Corp.	2,259	189,146
DaVita HealthCare Partners, Inc. (a)	746	51,362
Humana, Inc.	875	98,630
Laboratory Corporation of America Holdings (a)	601	59,024
Quest Diagnostics, Inc.	735	42,571
Tenet Healthcare Corp. (a)	29	1,242
Thermo Fisher Scientific, Inc.	2,718	326,812
UnitedHealth Group, Inc.	4,781	391,994
WellPoint, Inc.	2,258	224,784

		1,533,406

Household Products — 0.4%
Avery Dennison Corp.	4,382	222,036
Beam, Inc.	173	14,411
The Clorox Co.	447	39,340
Kimberly-Clark Corp.	3,040	335,160

		610,947

Pharmaceuticals — 3.9%
Abbott Laboratories	11,704	450,721
AbbVie, Inc.	12,504	642,706
Actavis PLC (a)	781	160,769
Allergan, Inc.	321	39,836
AmerisourceBergen Corp.	1,460	95,761
Bristol-Myers Squibb Co.	2,412	125,303

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cardinal Health, Inc.	4,055	$283,769
DENTSPLY International, Inc.	161	7,413
Eli Lilly & Co.	4,607	271,168
Express Scripts Holding Co. (a)	6,445	483,955
Forest Laboratories, Inc. (a)	734	67,726
Gilead Sciences, Inc. (a)	4,452	315,469
Hospira, Inc. (a)	624	26,988
Mallinckrodt PLC (a)	2,300	145,843
Mead Johnson Nutrition Co.	1,224	101,763
Merck & Co., Inc.	15,629	887,258
Mylan, Inc. (a)	4,759	232,382
Patterson Cos., Inc.	661	27,603
Perrigo Co. PLC	40	6,186
Pfizer, Inc.	51,222	1,645,251
Zoetis, Inc.	7,710	223,128

		6,240,998

		20,266,288

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	2,236	62,608

Energy — 5.5%
Coal — 0.1%
CONSOL Energy, Inc.	57	2,277
Peabody Energy Corp.	4,959	81,030

		83,307

Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	1,500	104,685

Oil & Gas — 4.7%
Anadarko Petroleum Corp.	1,617	137,057
Apache Corp.	1,658	137,531
Cabot Oil & Gas Corp.	92	3,117
Chesapeake Energy Corp.	3,298	84,495
Chevron Corp.	8,330	990,520
ConocoPhillips	12,610	887,114
Denbury Resources, Inc.	2,185	35,834
Devon Energy Corp.	1,417	94,840
Diamond Offshore Drilling, Inc.	3,385	165,053
Ensco PLC Class A	1,100	58,058
EOG Resources, Inc.	571	112,013
EQT Corp.	69	6,691
Exxon Mobil Corp.	20,029	1,956,433
Helmerich & Payne, Inc.	840	90,350
Hess Corp.	847	70,199
Marathon Oil Corp.	4,085	145,099
Marathon Petroleum Corp.	5,642	491,080
Murphy Oil Corp.	1,522	95,673
Murphy USA, Inc. (a)	700	28,413
Nabors Industries Ltd.	8,499	209,500
Newfield Exploration Co. (a)	400	12,544
Noble Corp. PLC	1,400	45,836
Noble Energy, Inc.	66	4,689

	Number of Shares	Value
Occidental Petroleum Corp.	6,030	$574,599
Phillips 66	12,005	925,105
Pioneer Natural Resources Co.	3	561
QEP Resources, Inc.	98	2,885
Range Resources Corp.	99	8,214
Rowan Cos. PLC Class A (a)	1,009	33,983
Tesoro Corp.	86	4,351
Valero Energy Corp.	5,910	313,821

		7,725,658

Oil & Gas Services — 0.6%
Baker Hughes, Inc.	3,274	212,875
Cameron International Corp. (a)	37	2,286
FMC Technologies, Inc. (a)	72	3,765
Halliburton Co.	1,371	80,738
National Oilwell Varco, Inc.	4,209	327,755
Schlumberger Ltd.	2,195	214,013
Transocean Ltd.	3,000	124,020

		965,452

Pipelines — 0.0%
Kinder Morgan, Inc.	160	5,198
ONEOK, Inc.	300	17,775
Spectra Energy Corp.	171	6,317
The Williams Cos., Inc.	333	13,513

		42,803

		8,921,905

Financial — 10.0%
Banks — 3.2%
Bank of America Corp.	70,042	1,204,723
Bank of New York Mellon Corp.	5,995	211,564
BB&T Corp.	1,612	64,754
Capital One Financial Corp.	4,375	337,575
Comerica, Inc.	2,024	104,843
Fifth Third Bancorp	5,321	122,117
Huntington Bancshares, Inc.	13,210	131,704
KeyCorp	10,972	156,241
M&T Bank Corp.	861	104,439
Northern Trust Corp.	661	43,335
PNC Financial Services Group, Inc.	4,345	378,015
Regions Financial Corp.	6,543	72,693
State Street Corp.	3,085	214,562
SunTrust Banks, Inc.	5,300	210,887
U.S. Bancorp	9,929	425,557
Wells Fargo & Co.	27,764	1,380,981
Zions Bancorp	1,749	54,184

		5,218,174

Diversified Financial — 3.0%
American Express Co.	4,488	404,055
Ameriprise Financial, Inc.	1,215	133,735
BlackRock, Inc.	710	223,281
The Charles Schwab Corp.	6,122	167,314

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Citigroup, Inc.	16,184	$770,358
CME Group, Inc.	555	41,075
Discover Financial Services	4,695	273,202
E*TRADE Financial Corp. (a)	1,493	34,369
Franklin Resources, Inc.	1,548	83,871
The Goldman Sachs Group, Inc.	3,408	558,401
IntercontinentalExchange, Inc.	282	55,788
Invesco Ltd.	2,123	78,551
JP Morgan Chase & Co.	23,465	1,424,560
Legg Mason, Inc.	1,547	75,865
Morgan Stanley	8,296	258,586
The NASDAQ OMX Group, Inc.	2,322	85,775
SLM Corp.	4,118	100,809
T. Rowe Price Group, Inc.	1,186	97,667

		4,867,262

Insurance — 3.6%
ACE Ltd.	2,830	280,340
Aflac, Inc.	2,945	185,653
The Allstate Corp.	4,586	259,476
American International Group, Inc.	12,611	630,676
Aon PLC	1,636	137,882
Assurant, Inc.	5,810	377,418
Berkshire Hathaway, Inc. Class B (a)	11,583	1,447,527
The Chubb Corp.	1,664	148,595
Cincinnati Financial Corp.	1,224	59,560
Genworth Financial, Inc. Class A (a)	8,855	156,999
The Hartford Financial Services Group, Inc.	4,990	175,997
Lincoln National Corp.	5,658	286,691
Loews Corp.	1,634	71,978
Marsh & McLennan Cos., Inc.	1,930	95,149
MetLife, Inc.	6,429	339,451
Principal Financial Group, Inc.	3,535	162,575
The Progressive Corp.	2,734	66,217
Prudential Financial, Inc.	4,235	358,493
Torchmark Corp.	520	40,924
The Travelers Cos., Inc.	3,663	311,721
Unum Group	5,735	202,503
XL Group PLC	2,997	93,656

		5,889,481

Real Estate — 0.0%
CBRE Group, Inc. (a)	98	2,688

Real Estate Investment Trusts (REITS) — 0.2%
American Tower Corp.	198	16,210
Apartment Investment & Management Co. Class A	64	1,934
AvalonBay Communities, Inc.	4	525
Boston Properties, Inc.	7	802
Equity Residential	1	58
HCP, Inc.	76	2,948
Health Care REIT, Inc.	74	4,410
Host Hotels & Resorts, Inc.	1,730	35,015

	Number of Shares	Value
Kimco Realty Corp.	1,410	$30,851
The Macerich Co.	400	24,932
Plum Creek Timber Co., Inc.	73	3,069
Prologis, Inc.	16	653
Public Storage	367	61,836
Simon Property Group, Inc.	4	656
Ventas, Inc.	36	2,181
Vornado Realty Trust	165	16,263
Weyerhaeuser Co.	1,277	37,480

		239,823

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	1,335	13,123
People’s United Financial, Inc.	1,059	15,747

		28,870

		16,246,298

Industrial — 5.5%
Aerospace & Defense — 1.4%
The Boeing Co.	3,676	461,301
Exelis, Inc.	6,800	129,268
General Dynamics Corp.	2,048	223,068
L-3 Communications Holdings, Inc.	1,364	161,157
Lockheed Martin Corp.	2,431	396,836
Northrop Grumman Corp.	1,893	233,558
Raytheon Co.	2,096	207,064
Rockwell Collins, Inc.	457	36,409
United Technologies Corp.	3,922	458,247

		2,306,908

Building Materials — 0.1%
Masco Corp.	3,094	68,718

Electrical Components & Equipment — 0.1%
AMETEK, Inc.	1,000	51,490
Emerson Electric Co.	1,743	116,432

		167,922

Electronics — 0.3%
Agilent Technologies, Inc.	1,773	99,146
Allegion PLC	600	31,302
Amphenol Corp. Class A	36	3,299
FLIR Systems, Inc.	2,535	91,260
Garmin Ltd.	200	11,052
Jabil Circuit, Inc.	2,802	50,436
PerkinElmer, Inc.	24	1,082
TE Connectivity Ltd.	3,200	192,672
Waters Corp. (a)	430	46,616

		526,865

Engineering & Construction — 0.1%
Fluor Corp.	1,147	89,156
Jacobs Engineering Group, Inc. (a)	1,324	84,074

		173,230

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.1%
Republic Services, Inc.	1,587	$54,212
Stericycle, Inc. (a)	87	9,885
Waste Management, Inc.	2,545	107,068

		171,165

Hand & Machine Tools — 0.0%
Snap-on, Inc.	85	9,646
Stanley Black & Decker, Inc.	242	19,660

		29,306

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	5,530	549,516
Ingersoll-Rand PLC	1,800	103,032
Joy Global, Inc.	600	34,800

		687,348

Machinery – Diversified — 0.4%
Cummins, Inc.	823	122,619
Deere & Co.	1,581	143,555
Flowserve Corp.	891	69,801
Rockwell Automation, Inc.	936	116,579
Roper Industries, Inc.	524	69,959
Xylem, Inc.	701	25,530

		548,043

Manufacturing — 1.8%
3M Co.	2,075	281,494
Danaher Corp.	3,372	252,900
Dover Corp.	1,503	122,870
Eaton Corp. PLC	682	51,232
General Electric Co.	61,286	1,586,695
Honeywell International, Inc.	2,475	229,581
Illinois Tool Works, Inc.	860	69,944
Leggett & Platt, Inc.	795	25,949
Pall Corp.	461	41,246
Parker Hannifin Corp.	1,230	147,243
Pentair Ltd.	819	64,979
Textron, Inc.	85	3,340
Tyco International Ltd.	1,300	55,120

		2,932,593

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	39	9,858

Packaging & Containers — 0.2%
Ball Corp.	920	50,425
Bemis Co., Inc.	1,177	46,186
Owens-Illinois, Inc. (a)	2,122	71,787
Sealed Air Corp.	4,347	142,886

		311,284

Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	54	2,829
CSX Corp.	2,673	77,437
Expeditors International of Washington, Inc.	84	3,329

	Number of Shares	Value
FedEx Corp.	956	$126,727
Norfolk Southern Corp.	2,073	201,433
Ryder System, Inc.	274	21,898
Union Pacific Corp.	1,500	281,490
United Parcel Service, Inc. Class B	1,925	187,457

		902,600

		8,835,840

Technology — 7.1%
Computers — 3.1%
Accenture PLC Class A	2,300	183,356
Apple, Inc.	3,938	2,113,682
Cognizant Technology Solutions Corp. Class A (a)	318	16,094
Computer Sciences Corp.	6,175	375,563
EMC Corp.	10,653	291,999
Hewlett-Packard Co.	16,763	542,451
International Business Machines Corp.	3,970	764,185
NetApp, Inc.	6,509	240,182
SanDisk Corp.	2,250	182,678
Seagate Technology PLC	2,000	112,320
Teradata Corp. (a)	98	4,821
Western Digital Corp.	2,431	223,214

		5,050,545

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc.	19,499	506,779
Xerox Corp.	13,273	149,985

		656,764

Semiconductors — 1.3%
Altera Corp.	197	7,139
Analog Devices, Inc.	1,459	77,531
Applied Materials, Inc.	4,467	91,216
Broadcom Corp. Class A	1,824	57,420
Intel Corp.	31,311	808,137
KLA-Tencor Corp.	1,198	82,830
Lam Research Corp. (a)	1,963	107,965
Linear Technology Corp.	4,581	223,049
LSI Corp.	6,226	68,922
Microchip Technology, Inc.	1,724	82,338
Micron Technology, Inc. (a)	4,133	97,787
NVIDIA Corp.	13,085	234,352
Texas Instruments, Inc.	2,145	101,137
Xilinx, Inc.	1,561	84,715

		2,124,538

Software — 2.3%
Adobe Systems, Inc. (a)	705	46,347
Autodesk, Inc. (a)	547	26,901
CA, Inc.	11,385	352,593
Cerner Corp. (a)	200	11,250
Citrix Systems, Inc. (a)	545	31,299
The Dun & Bradstreet Corp.	739	73,420
Electronic Arts, Inc. (a)	3,486	101,129

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Information Services, Inc.	2,060	$110,107
Fiserv, Inc. (a)	694	39,343
Intuit, Inc.	889	69,102
Microsoft Corp.	46,941	1,924,112
Oracle Corp.	19,288	789,072
Red Hat, Inc. (a)	724	38,358
Salesforce.com, Inc. (a)	580	33,112

		3,646,145

		11,477,992

Utilities — 1.6%
Electric — 1.5%
The AES Corp.	16,577	236,720
Ameren Corp.	972	40,046
American Electric Power Co., Inc.	2,296	116,315
CenterPoint Energy, Inc.	2,135	50,578
CMS Energy Corp.	1,110	32,501
Consolidated Edison, Inc.	1,409	75,593
Dominion Resources, Inc.	662	46,995
DTE Energy Co.	612	45,465
Duke Energy Corp.	5,186	369,347
Edison International	1,534	86,840
Entergy Corp.	4,711	314,930
Exelon Corp.	4,623	155,148
FirstEnergy Corp.	2,966	100,933
Integrys Energy Group, Inc.	61	3,639
NextEra Energy, Inc.	836	79,938
Northeast Utilities	622	28,301
NRG Energy, Inc.	1,720	54,696
Pepco Holdings, Inc.	998	20,439
PG&E Corp.	2,223	96,034
Pinnacle West Capital Corp.	950	51,927
PPL Corp.	2,284	75,692
Public Service Enterprise Group, Inc.	3,709	141,461
SCANA Corp.	772	39,619
The Southern Co.	2,634	115,738
TECO Energy, Inc.	98	1,681
Wisconsin Energy Corp.	296	13,779
Xcel Energy, Inc.	2,345	71,194

		2,465,549

Gas — 0.1%
AGL Resources, Inc.	916	44,847
NiSource, Inc.	172	6,111
Sempra Energy	602	58,250

		109,208

		2,574,757

TOTAL COMMON STOCK (Cost $81,716,067)		91,394,100

	Number of Shares	Value
PREFERRED STOCK — 0.1%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Osh 1 Liquidating Corp. (b) (c) 12/31/49	5	$-

Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%	5,000	124,500

TOTAL PREFERRED STOCK (Cost $125,012)		124,500

TOTAL EQUITIES (Cost $81,841,079)		91,518,600

	Principal Amount
BONDS & NOTES — 31.7%

CORPORATE DEBT — 15.3%
Advertising — 0.2%
WPP Finance 8.000% 9/15/14	$90,000	92,940
WPP Finance 2010 4.750% 11/21/21	20,000	21,489
WPP Finance 2010 5.625% 11/15/43	125,000	131,684

		246,113

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (d) 6.375% 6/01/19	50,000	57,671
Exelis, Inc. 4.250% 10/01/16	70,000	73,831
L-3 Communications Corp. 4.750% 7/15/20	5,000	5,240
United Technologies Corp. 6.125% 7/15/38	15,000	18,924

		155,666

Agriculture — 0.1%
Altria Group, Inc. 2.850% 8/09/22	35,000	32,844
Altria Group, Inc. 4.250% 8/09/42	20,000	17,722
Bunge Ltd. Finance Corp. 3.200% 6/15/17	45,000	46,766
Philip Morris International, Inc. 6.375% 5/16/38	5,000	6,171

		103,503

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Airlines — 0.0%
United Airlines Pass-Through Trust, Series 2014-1, Class A (e) 4.000% 10/11/27	$30,000	$30,150

Auto Manufacturers — 0.4%
General Motors Co. (d) 3.500% 10/02/18	50,000	50,938
Hyundai Capital America (d) 1.450% 2/06/17	75,000	74,608
Hyundai Capital America (d) 2.550% 2/06/19	40,000	39,978
Oshkosh Corp. 8.500% 3/01/20	277,000	304,007
Volvo Treasury AB (d) 5.950% 4/01/15	100,000	104,988

		574,519

Automotive & Parts — 0.1%
Lear Corp. 8.125% 3/15/20	46,000	50,255
TRW Automotive, Inc. (d) 4.450% 12/01/23	45,000	45,225
TRW Automotive, Inc. (d) 7.250% 3/15/17	100,000	114,125

		209,605

Banks — 1.1%
Associated Banc-Corp. 5.125% 3/28/16	75,000	80,155
Bank of America Corp. 3.625% 3/17/16	55,000	57,690
Bank of America Corp. 4.000% 4/01/24	75,000	74,912
Bank of America Corp. 4.500% 4/01/15	35,000	36,312
Bank of America Corp. 5.650% 5/01/18	60,000	67,826
Bank of America Corp. 5.875% 2/07/42	40,000	46,251
Capital One Financial Corp. 2.125% 7/15/14	30,000	30,138
Capital One Financial Corp. 7.375% 5/23/14	35,000	35,340
Credit Suisse AG 5.400% 1/14/20	70,000	77,942
Credit Suisse New York 5.500% 5/01/14	35,000	35,143
Deutsche Bank AG 1.400% 2/13/17	50,000	50,001
Deutsche Bank AG 2.500% 2/13/19	85,000	85,264
Discover Bank 2.000% 2/21/18	45,000	44,797

	Principal Amount	Value
Export-Import Bank of Korea 1.750% 2/27/18	$10,000	$9,884
First Horizon National Corp. 5.375% 12/15/15	129,000	137,244
FirstMerit Corp. 4.350% 2/04/23	15,000	15,315
ICICI Bank Ltd. (d) 4.700% 2/21/18	200,000	207,668
ICICI Bank Ltd. (d) 4.750% 11/25/16	59,000	62,127
ICICI Bank Ltd. (d) 5.500% 3/25/15	94,000	97,197
JP Morgan Chase & Co. 3.375% 5/01/23	10,000	9,466
KFW 2.125% 1/17/23	135,000	127,115
Regions Financial Corp. 5.750% 6/15/15	50,000	52,732
Regions Financial Corp. 7.500% 5/15/18	30,000	35,406
SVB Financial Group 5.375% 9/15/20	15,000	16,646
The Toronto-Dominion Bank 2.375% 10/19/16	60,000	62,206
UBS AG 5.750% 4/25/18	55,000	62,725
Valley National Bancorp 5.125% 9/27/23	45,000	46,573
Wachovia Corp. 5.750% 6/15/17	5,000	5,682
Wells Fargo & Co. 3.625% 4/15/15	40,000	41,289
Wells Fargo & Co. 4.480% 1/16/24	70,000	72,321
Zions Bancorp. 6.000% 9/15/15	2,000	2,104

		1,785,471

Beverages — 0.1%
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	15,000	13,750
Molson Coors Brewing Co. 5.000% 5/01/42	15,000	15,659
Pernod Ricard SA (d) 2.950% 1/15/17	150,000	155,452

		184,861

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	45,000	46,360

Building Materials — 0.2%
CRH America, Inc. 8.125% 7/15/18	50,000	61,055

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lafarge SA (d) 6.200% 7/09/15	$125,000	$132,187
Lafarge SA 6.500% 7/15/16	45,000	49,500
Owens Corning, Inc. 6.500% 12/01/16	40,000	44,169
Owens Corning, Inc. 9.000% 6/15/19	10,000	12,388

		299,299

Chemicals — 0.7%
Ashland, Inc. 4.750% 8/15/22	385,000	377,781
Ashland, Inc. 6.875% 5/15/43	45,000	45,337
Cabot Corp. 5.000% 10/01/16	75,000	81,673
CF Industries, Inc. 3.450% 6/01/23	14,000	13,493
CF Industries, Inc. 5.375% 3/15/44	40,000	41,703
Cytec Industries, Inc. 3.500% 4/01/23	10,000	9,470
Cytec Industries, Inc. 8.950% 7/01/17	15,000	17,811
The Dow Chemical Co. 8.550% 5/15/19	15,000	19,207
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	5,000	5,821
Ecolab, Inc. 4.350% 12/08/21	15,000	16,140
Incitec Pivot Finance LLC (d) 6.000% 12/10/19	25,000	27,610
Incitec Pivot Ltd. (d) 4.000% 12/07/15	113,000	117,412
LYB International Finance BV 4.000% 7/15/23	200,000	203,969
Methanex Corp. 5.250% 3/01/22	5,000	5,414
NOVA Chemicals Corp. 8.625% 11/01/19	25,000	27,063
RPM International, Inc. 3.450% 11/15/22	50,000	47,053
RPM International, Inc. 6.125% 10/15/19	50,000	56,465
RPM International, Inc. 6.500% 2/15/18	20,000	22,747
Valspar Corp. 7.250% 6/15/19	25,000	29,944

		1,166,113

Commercial Services — 0.3%
The ADT Corp. 2.250% 7/15/17	65,000	64,229

	Principal Amount	Value
Brambles USA, Inc. (d) 3.950% 4/01/15	$55,000	$56,557
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	8,000	8,360
ERAC USA Finance LLC (d) 2.800% 11/01/18	15,000	15,271
ERAC USA Finance LLC (d) 3.300% 10/15/22	25,000	24,000
ERAC USA Finance LLC (d) 6.700% 6/01/34	35,000	41,477
The Western Union Co. 5.930% 10/01/16	290,000	321,112

		531,006

Computers — 0.2%
Apple, Inc. 1.000% 5/03/18	75,000	72,701
Apple, Inc. 2.400% 5/03/23	50,000	46,364
Apple, Inc. 3.850% 5/04/43	25,000	22,170
Brocade Communications Systems, Inc. 6.875% 1/15/20	5,000	5,344
EMC Corp. 3.375% 6/01/23	67,000	66,065
Hewlett-Packard Co. 2.200% 12/01/15	50,000	51,169
International Business Machines Corp. 5.600% 11/30/39	30,000	35,061

		298,874

Cosmetics & Personal Care — 0.1%
Avon Products, Inc. 5.000% 3/15/23	30,000	30,054
Avon Products, Inc. 6.500% 3/01/19	30,000	33,480
The Procter & Gamble Co. 5.800% 8/15/34	10,000	12,197

		75,731

Distribution & Wholesale — 0.0%
Arrow Electronics, Inc. 4.500% 3/01/23	15,000	15,265

Diversified Financial — 2.0%
Affiliated Managers Group, Inc. 4.250% 2/15/24	120,000	120,722
Air Lease Corp. 3.375% 1/15/19	90,000	91,237
Air Lease Corp. 3.875% 4/01/21	60,000	60,000
Aircastle Ltd. 9.750% 8/01/18	105,000	113,064
American Express Co. 6.150% 8/28/17	50,000	57,632

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American Express Co. 8.125% 5/20/19	$30,000	$38,091
The Bear Stearns Cos., Inc. 7.250% 2/01/18	60,000	71,424
BlackRock, Inc. 5.000% 12/10/19	20,000	22,565
BlackRock, Inc. 6.250% 9/15/17	45,000	52,080
Citigroup, Inc. 5.375% 8/09/20	50,000	56,259
Citigroup, Inc. 5.500% 10/15/14	18,000	18,474
Citigroup, Inc. 5.500% 2/15/17	115,000	126,940
Citigroup, Inc. 5.875% 5/29/37	5,000	5,703
Citigroup, Inc. 5.875% 1/30/42	20,000	22,956
Citigroup, Inc. 6.375% 8/12/14	41,000	41,861
Citigroup, Inc. 8.125% 7/15/39	15,000	21,695
Citigroup, Inc. 8.500% 5/22/19	30,000	38,222
Eaton Vance Corp. 3.625% 6/15/23	21,000	20,919
Eaton Vance Corp. 6.500% 10/02/17	4,000	4,623
Ford Motor Credit Co. LLC 3.875% 1/15/15	245,000	250,849
General Electric Capital Corp. 1.600% 11/20/17	60,000	60,298
General Electric Capital Corp. 5.625% 5/01/18	25,000	28,572
General Electric Capital Corp. 6.000% 8/07/19	30,000	35,219
General Electric Capital Corp. 6.875% 1/10/39	55,000	72,432
General Motors Financial Co., Inc. 2.750% 5/15/16	35,000	35,459
The Goldman Sachs Group, Inc. 1.600% 11/23/15	55,000	55,571
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	50,208
The Goldman Sachs Group, Inc. 5.625% 1/15/17	35,000	38,639
The Goldman Sachs Group, Inc. 5.750% 1/24/22	40,000	45,357
The Goldman Sachs Group, Inc. 6.150% 4/01/18	20,000	22,864
The Goldman Sachs Group, Inc. 6.345% 2/15/34	20,000	20,708

	Principal Amount	Value
HSBC Finance Corp. 6.676% 1/15/21	$30,000	$35,008
Hyundai Capital America (d) 1.625% 10/02/15	30,000	30,273
Hyundai Capital America (d) 2.875% 8/09/18	30,000	30,570
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (d) 3.500% 3/15/17	40,000	40,400
IntercontinentalExchange Group, Inc. 4.000% 10/15/23	65,000	67,431
International Lease Finance Corp. 3.875% 4/15/18	55,000	56,100
International Lease Finance Corp. 5.750% 5/15/16	191,000	205,445
Janus Capital Group, Inc. 6.700% 6/15/17	65,000	73,388
JP Morgan Chase & Co. 3.450% 3/01/16	85,000	89,014
JP Morgan Chase & Co. 4.500% 1/24/22	40,000	43,123
JP Morgan Chase & Co. 4.950% 3/25/20	70,000	77,817
JP Morgan Chase & Co. 5.600% 7/15/41	95,000	107,648
Lazard Group LLC 4.250% 11/14/20	100,000	103,604
Lazard Group LLC 6.850% 6/15/17	75,000	85,270
Legg Mason, Inc. 5.625% 1/15/44	40,000	41,046
Leighton Finance USA Pty Ltd. (d) 5.950% 11/13/22	25,000	25,426
Merrill Lynch & Co., Inc. 7.750% 5/14/38	20,000	26,372
Morgan Stanley 3.800% 4/29/16	30,000	31,598
Morgan Stanley 4.200% 11/20/14	130,000	132,949
Morgan Stanley 5.450% 1/09/17	60,000	66,331
Morgan Stanley 5.625% 9/23/19	50,000	56,871
Morgan Stanley 5.750% 1/25/21	20,000	22,908
TD Ameritrade Holding Corp. 4.150% 12/01/14	15,000	15,367

		3,164,602

Electric — 0.9%
The AES Corp. 7.750% 10/15/15	15,000	16,350
Ameren Corp. 8.875% 5/15/14	95,000	95,910

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CMS Energy Corp. 5.050% 2/15/18	$80,000	$88,651
CMS Energy Corp. 6.875% 12/15/15	10,000	11,000
Florida Power & Light Co. 4.950% 6/01/35	25,000	27,403
Georgia Power Co. 4.300% 3/15/42	10,000	9,659
IPALCO Enterprises, Inc. 5.000% 5/01/18	75,000	79,313
IPALCO Enterprises, Inc. (d) 7.250% 4/01/16	303,000	332,543
Kansas Gas & Electric Co. 5.647% 3/29/21	49,351	52,900
LG&E and KU Energy LLC 4.375% 10/01/21	60,000	63,134
MidAmerican Energy Holdings Co. 5.950% 5/15/37	70,000	82,185
National Fuel Gas Co. 3.750% 3/01/23	20,000	19,519
Nevada Power Co. Series N 6.650% 4/01/36	20,000	25,978
Niagara Mohawk Power Corp. (d) 2.721% 11/28/22	35,000	33,169
NiSource Finance Corp. 4.800% 2/15/44	45,000	43,098
NiSource Finance Corp. 5.800% 2/01/42	40,000	43,073
Oncor Electric Delivery Co. 6.800% 9/01/18	5,000	5,897
Oncor Electric Delivery Co. 7.500% 9/01/38	15,000	20,527
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	28,808
PPL Capital Funding, Inc. 1.900% 6/01/18	15,000	14,756
PPL Capital Funding, Inc. 5.000% 3/15/44	45,000	45,587
Puget Energy, Inc. 6.500% 12/15/20	59,000	68,790
Southern California Edison Co. 5.950% 2/01/38	20,000	24,458
State Grid Overseas Investment Ltd. (d) 1.750% 5/22/18	45,000	43,834
Tenaska Oklahoma I LP (d) 6.528% 12/30/14	13,813	13,967
Transelec SA (d) 4.625% 7/26/23	25,000	24,628
Tri-State Generation & Transmission Association, Series 2003, Class A (d) 6.040% 1/31/18	42,179	45,443
Virginia Electric and Power Co. 6.350% 11/30/37	30,000	38,150

	Principal Amount	Value
Wisconsin Public Service Corp. 5.650% 11/01/17	$50,000	$55,413

		1,454,143

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	130,000	134,875

Electronics — 0.3%
Agilent Technologies, Inc. 3.875% 7/15/23	37,000	36,574
Amphenol Corp. 2.550% 1/30/19	50,000	49,815
Amphenol Corp. 4.000% 2/01/22	20,000	20,007
Arrow Electronics, Inc. 6.000% 4/01/20	45,000	49,675
Avnet, Inc. 4.875% 12/01/22	23,000	23,990
Jabil Circuit, Inc. 7.750% 7/15/16	285,000	323,475
PerkinElmer, Inc. 5.000% 11/15/21	30,000	31,830

		535,366

Entertainment — 0.0%
International Game Technology 5.500% 6/15/20	25,000	27,066

Environmental Controls — 0.0%
Republic Services, Inc. 3.800% 5/15/18	30,000	31,804
Republic Services, Inc. 5.250% 11/15/21	5,000	5,590

		37,394

Foods — 0.3%
ConAgra Foods, Inc. 4.950% 8/15/20	30,000	32,764
ConAgra Foods, Inc. 6.625% 8/15/39	15,000	18,219
ConAgra Foods, Inc. 7.000% 4/15/19	40,000	47,812
Delhaize Group 6.500% 6/15/17	45,000	51,007
Ingredion Inc 1.800% 9/25/17	150,000	147,118
Kraft Foods, Inc. 4.125% 2/09/16	60,000	63,416
Kraft Foods, Inc. 6.500% 2/09/40	14,000	17,609
Tyson Foods, Inc. 4.500% 6/15/22	30,000	31,294
Tyson Foods, Inc. 6.600% 4/01/16	45,000	49,699

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WM Wrigley Jr. Co. (d) 2.400% 10/21/18	$15,000	$15,044

		473,982

Forest Products & Paper — 0.1%
International Paper Co. 4.750% 2/15/22	20,000	21,625
International Paper Co. 7.300% 11/15/39	25,000	32,615
International Paper Co. 9.375% 5/15/19	15,000	19,585
The Mead Corp. 7.550% 3/01/47	50,000	56,669
Plum Creek Timberlands LP 3.250% 3/15/23	35,000	32,854

		163,348

Gas — 0.0%
Boston Gas Co. (d) 4.487% 2/15/42	10,000	9,922

Health Care – Products — 0.1%
Boston Scientific Corp. 6.000% 1/15/20	35,000	40,172
Hospira, Inc. 5.200% 8/12/20	35,000	37,393
Johnson & Johnson 5.850% 7/15/38	10,000	12,398

		89,963

Health Care – Services — 0.1%
Cigna Corp. 2.750% 11/15/16	40,000	41,676
Cigna Corp. 5.125% 6/15/20	20,000	22,147
HCA, Inc. 8.500% 4/15/19	30,000	31,380
Howard Hughes Medical Institute 3.500% 9/01/23	35,000	35,606
Kaiser Foundation Hospitals 3.500% 4/01/22	15,000	14,779
Roche Holdings, Inc. (d) 6.000% 3/01/19	11,000	12,924
Roche Holdings, Inc. (d) 7.000% 3/01/39	5,000	6,978
UnitedHealth Group, Inc. 6.875% 2/15/38	45,000	59,215

		224,705

Holding Company – Diversified — 0.0%
Hutchison Whampoa International Ltd. (d) 5.750% 9/11/19	45,000	51,381

Home Furnishing — 0.0%
Whirlpool Corp. 3.700% 3/01/23	20,000	19,813

	Principal Amount	Value
Whirlpool Corp. 5.150% 3/01/43	$10,000	$10,249
Whirlpool Corp. 8.600% 5/01/14	20,000	20,123

		50,185

Household Products — 0.0%
Avery Dennison Corp. 3.350% 4/15/23	15,000	14,185
Church & Dwight Co., Inc. 3.350% 12/15/15	30,000	31,170

		45,355

Housewares — 0.0%
Newell Rubbermaid, Inc. 2.050% 12/01/17	15,000	15,043
Toro Co. 7.800% 6/15/27	40,000	49,732

		64,775

Insurance — 1.0%
Aflac, Inc. 3.625% 6/15/23	52,000	52,406
Aflac, Inc. 8.500% 5/15/19	25,000	32,131
The Allstate Corp. 5.550% 5/09/35	30,000	34,773
The Allstate Corp. VRN 5.750% 8/15/53	70,000	73,500
The Allstate Corp. 7.450% 5/16/19	5,000	6,214
American International Group, Inc. 3.000% 3/20/15	50,000	51,195
Arch Capital Group US, Inc. 5.144% 11/01/43	40,000	42,122
AXIS Specialty Finance PLC 2.650% 4/01/19	20,000	19,970
The Chubb Corp. VRN 6.375% 3/29/67	52,000	57,720
CNA Financial Corp. 3.950% 5/15/24	40,000	40,183
CNA Financial Corp. 7.350% 11/15/19	40,000	48,997
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	60,000	62,008
The Hartford Financial Services Group, Inc. VRN 8.125% 6/15/38	50,000	58,688
ING US, Inc. 5.500% 7/15/22	30,000	33,651
ING US, Inc. VRN 5.650% 5/15/53	45,000	44,730
Liberty Mutual Group, Inc. (d) 4.250% 6/15/23	21,000	21,312

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lincoln National Corp. 4.300% 6/15/15	$20,000	$20,802
Lincoln National Corp. 8.750% 7/01/19	50,000	64,466
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	45,000	49,193
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	50,000	57,155
MetLife Capital Trust IV (d) 7.875% 12/15/67	70,000	82,600
MetLife, Inc. Series A 6.817% 8/15/18	10,000	11,934
Principal Financial Group, Inc. 8.875% 5/15/19	30,000	38,348
The Progressive Corp. VRN 6.700% 6/15/67	75,000	82,500
Prudential Financial, Inc. 3.875% 1/14/15	45,000	46,160
Prudential Financial, Inc. 4.500% 11/15/20	25,000	27,107
Prudential Financial, Inc. 4.750% 9/17/15	75,000	79,233
Prudential Financial, Inc. VRN 5.200% 3/15/44	65,000	64,513
Prudential Financial, Inc. VRN 5.625% 6/15/43	45,000	45,900
Prudential Financial, Inc. 6.200% 11/15/40	15,000	18,146
Prudential Financial, Inc. VRN 8.875% 6/15/68	55,000	67,375
QBE Insurance Group Ltd. (d) 2.400% 5/01/18	25,000	24,445
Reinsurance Group of America, Inc. 4.700% 9/15/23	55,000	57,763
Reinsurance Group of America, Inc. 5.000% 6/01/21	40,000	43,441
Reinsurance Group of America, Inc. 6.450% 11/15/19	45,000	52,509
The Travelers Cos., Inc. 6.250% 6/15/37	25,000	31,191
Willis Group Holdings PLC 4.125% 3/15/16	5,000	5,250
Willis North America, Inc. 7.000% 9/29/19	21,000	24,209

		1,673,840

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	90,000	105,792

Investment Companies — 0.1%
Xstrata Finance Canada Ltd. (d) 2.050% 10/23/15	50,000	50,575

	Principal Amount	Value
Xstrata Finance Canada Ltd. (d) 2.850% 11/10/14	$50,000	$50,479
Xstrata Finance Canada Ltd. (d) 5.800% 11/15/16	45,000	49,543

		150,597

Iron & Steel — 0.4%
Allegheny Technologies, Inc. 9.375% 6/01/19	25,000	30,656
ArcelorMittal 4.250% 8/05/15	141,000	145,230
ArcelorMittal 5.750% 8/05/20	60,000	63,750
ArcelorMittal 9.500% 2/15/15	115,000	122,763
Cliffs Natural Resources, Inc. 3.950% 1/15/18	25,000	25,129
Commercial Metals Co. 6.500% 7/15/17	30,000	33,525
Gerdau Trade, Inc. (d) 4.750% 4/15/23	45,000	41,760
Reliance Steel & Aluminum Co. 4.500% 4/15/23	30,000	30,034
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	60,224
Reliance Steel & Aluminum Co. 6.850% 11/15/36	55,000	59,621

		612,692

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	50,000	49,638

Lodging — 0.3%
Choice Hotels International, Inc. 5.700% 8/28/20	55,000	58,438
Hyatt Hotels Corp. 3.375% 7/15/23	20,000	18,927
Marriott International, Inc. 3.375% 10/15/20	50,000	50,406
Marriott International, Inc. 5.810% 11/10/15	15,000	16,124
Marriott International, Inc. 6.200% 6/15/16	180,000	197,495
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	5,000	5,783
Wyndham Worldwide Corp. 2.500% 3/01/18	35,000	35,176
Wyndham Worldwide Corp. 2.950% 3/01/17	15,000	15,295
Wynn Las Vegas LLC 7.750% 8/15/20	90,000	100,125

		497,769

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 0.2%
CNH Capital LLC 3.250% 2/01/17	$25,000	$25,500
CNH Capital LLC 3.625% 4/15/18	25,000	25,438
CNH Capital LLC 3.875% 11/01/15	70,000	71,925
CNH Capital LLC 6.250% 11/01/16	45,000	49,331
Roper Industries, Inc. 3.125% 11/15/22	25,000	23,603
Xylem, Inc. 3.550% 9/20/16	40,000	42,165
Xylem, Inc. 4.875% 10/01/21	20,000	21,291

		259,253

Manufacturing — 0.4%
Carlisle Cos., Inc. 3.750% 11/15/22	140,000	135,831
Eaton Corp. 1.500% 11/02/17	25,000	24,880
General Electric Co. 4.125% 10/09/42	50,000	48,044
Harsco Corp 2.700% 10/15/15	246,000	248,091
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	47,011
Textron, Inc. 4.300% 3/01/24	60,000	61,117
Textron, Inc. 6.200% 3/15/15	50,000	52,486
Tyco Electronics Group SA 6.550% 10/01/17	40,000	46,255

		663,715

Media — 0.2%
21st Century Fox America Co. 6.900% 8/15/39	25,000	31,420
CBS Corp. 7.875% 7/30/30	40,000	52,427
Comcast Corp. 6.400% 5/15/38	35,000	43,028
NBCUniversal Media LLC 6.400% 4/30/40	5,000	6,186
Time Warner Cable, Inc. 4.000% 9/01/21	30,000	31,121
Time Warner Cable, Inc. 6.750% 6/15/39	25,000	29,631
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	12,460
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	12,650

	Principal Amount	Value
Time Warner, Inc. 4.700% 1/15/21	$35,000	$38,279
Time Warner, Inc. 6.100% 7/15/40	25,000	28,810
Time Warner, Inc. 6.250% 3/29/41	5,000	5,857
Viacom, Inc. 6.250% 4/30/16	40,000	44,319

		336,188

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	175,000	178,877

Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	20,000	19,943
Freeport-McMoRan Copper & Gold, Inc. 5.450% 3/15/43	30,000	29,501
Newcrest Finance Property Ltd. (d) 4.450% 11/15/21	50,000	44,764
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	50,000	65,041
Vale Overseas Ltd. 6.250% 1/23/17	65,000	72,632
Vale Overseas Ltd. 6.875% 11/10/39	15,000	16,036
Vulcan Materials Co. 6.500% 12/01/16	3,000	3,345

		251,262

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.625% 3/15/24	65,000	64,541
Pitney Bowes, Inc. 4.750% 1/15/16	25,000	26,524
Pitney Bowes, Inc. 4.750% 5/15/18	5,000	5,334
Pitney Bowes, Inc. 5.750% 9/15/17	6,000	6,762
Xerox Corp. 4.250% 2/15/15	30,000	30,910

		134,071

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	50,000	56,613

Oil & Gas — 1.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	100,000	114,482
Anadarko Petroleum Corp. 6.450% 9/15/36	30,000	35,484
Chesapeake Energy Corp. 3.250% 3/15/16	175,000	176,750

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chesapeake Energy Corp. 9.500% 2/15/15	$60,000	$63,975
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	10,000	9,375
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	90,000	91,575
ConocoPhillips 6.500% 2/01/39	20,000	26,282
Devon Energy Corp. 5.600% 7/15/41	40,000	44,301
Ecopetrol SA 4.250% 9/18/18	10,000	10,600
EQT Corp. 4.875% 11/15/21	25,000	26,433
KazMunayGas National Co. JSC (d) 4.400% 4/30/23	45,000	42,413
Motiva Enterprises LLC (d) 5.750% 1/15/20	40,000	45,386
Motiva Enterprises LLC (d) 6.850% 1/15/40	35,000	44,890
Nexen, Inc. 7.500% 7/30/39	5,000	6,501
Pemex Project Funding Master Trust 6.625% 6/15/38	5,000	5,450
Petrobras Global Finance BV 2.000% 5/20/16	35,000	34,694
Petrobras Global Finance BV 3.000% 1/15/19	20,000	18,901
Petrobras Global Finance BV 3.250% 3/17/17	175,000	175,543
Petrobras International Finance Co. 3.875% 1/27/16	59,000	60,589
Petrobras International Finance Co. 5.375% 1/27/21	50,000	50,566
Petrobras International Finance Co. 6.750% 1/27/41	20,000	19,382
Petroleos Mexicanos (d) 3.125% 1/23/19	10,000	10,240
Petroleos Mexicanos 5.500% 1/21/21	60,000	65,550
Petroleos Mexicanos (d) 6.375% 1/23/45	15,000	16,181
Phillips 66 4.300% 4/01/22	20,000	21,144
Phillips 66 5.875% 5/01/42	20,000	23,139
Pioneer Natural Resources Co. 5.875% 7/15/16	50,000	55,153
Pioneer Natural Resources Co. 7.500% 1/15/20	50,000	60,966
Rowan Cos., Inc. 4.875% 6/01/22	50,000	51,726

	Principal Amount	Value
Rowan Cos., Inc. 5.000% 9/01/17	$40,000	$43,552
Shell International Finance BV 5.500% 3/25/40	15,000	17,549
Talisman Energy, Inc. 5.500% 5/15/42	20,000	19,812
Tesoro Corp. 9.750% 6/01/19	35,000	37,254
Transocean, Inc. 4.950% 11/15/15	70,000	74,317
Transocean, Inc. 5.050% 12/15/16	40,000	43,507
Valero Energy Corp. 6.125% 2/01/20	40,000	46,447

		1,690,109

Oil & Gas Services — 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	40,000	44,132
Hornbeck Offshore Services, Inc. 1.500% 9/01/19	50,000	56,906
SEACOR Holdings, Inc. (d) 3.000% 11/15/28	7,000	6,869
SESI LLC 6.375% 5/01/19	25,000	26,625
Superior Energy Services, Inc. 7.125% 12/15/21	98,000	109,270
Weatherford International Ltd. 4.500% 4/15/22	25,000	26,180
Weatherford International Ltd. 5.950% 4/15/42	20,000	21,549

		291,531

Packaging & Containers — 0.0%
Brambles USA Inc., Series A (d) 5.350% 4/01/20	15,000	16,403
Sonoco Products Co. 4.375% 11/01/21	25,000	25,873

		42,276

Pharmaceuticals — 0.3%
McKesson Corp. 1.292% 3/10/17	20,000	19,950
McKesson Corp. 2.284% 3/15/19	20,000	19,835
McKesson Corp. 3.796% 3/15/24	15,000	15,014
McKesson Corp. 4.750% 3/01/21	30,000	32,717
McKesson Corp. 4.883% 3/15/44	10,000	10,136
McKesson Corp. 6.000% 3/01/41	30,000	35,123

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merck Sharp & Dohme Corp. 5.850% 6/30/39	$10,000	$12,134
Mylan, Inc. (d) 7.875% 7/15/20	225,000	252,219
Pfizer, Inc. 7.200% 3/15/39	35,000	48,578
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	25,000	28,409
Warner Chilcott Co. LLC 7.750% 9/15/18	45,000	48,037
Zoetis, Inc. 3.250% 2/01/23	15,000	14,468

		536,620

Pipelines — 0.5%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	43,256
Boardwalk Pipelines LP 5.875% 11/15/16	95,000	103,170
CenterPoint Energy Resources Corp. 4.500% 1/15/21	25,000	27,007
CenterPoint Energy Resources Corp. 5.850% 1/15/41	20,000	23,805
DCP Midstream LLC (d) 9.750% 3/15/19	5,000	6,374
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	25,000	26,124
Enable Oklahoma Intrastate Transmission LLC (d) 6.875% 7/15/14	120,000	121,810
Energy Transfer Partners LP FRN 3.255% 11/01/66	50,000	45,750
Enterprise Products Operating LP 3.200% 2/01/16	25,000	26,017
Gulf South Pipeline Co. LP (d) 5.050% 2/01/15	40,000	41,254
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	27,868
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	28,275
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	5,988
Kinder Morgan Finance Co. LLC (d) 6.000% 1/15/18	35,000	37,887
ONEOK Partners LP 3.250% 2/01/16	25,000	25,993
ONEOK Partners LP 6.125% 2/01/41	30,000	33,677
Southern Natural Gas Co. LLC (d) 5.900% 4/01/17	55,000	61,735
TransCanada PipeLines Ltd. 6.200% 10/15/37	30,000	36,482

	Principal Amount	Value
The Williams Cos., Inc. 3.700% 1/15/23	$20,000	$18,150
Williams Partners LP 5.250% 3/15/20	75,000	82,579

		823,201

Real Estate Investment Trusts (REITS) — 0.6%
American Tower Corp. 3.400% 2/15/19	40,000	40,990
American Tower Corp. 4.500% 1/15/18	60,000	64,706
ARC Properties Operating Partnership LP/Clark Acquisition LLC (d) 2.000% 2/06/17	55,000	55,016
ARC Properties Operating Partnership LP/Clark Acquisition LLC (d) 3.000% 2/06/19	25,000	24,886
ARC Properties Operating Partnership LP/Clark Acquisition LLC (d) 4.600% 2/06/24	30,000	29,988
Boston Properties LP 3.700% 11/15/18	20,000	21,216
Boston Properties LP 4.125% 5/15/21	30,000	31,491
Brandywine Operating Partners LP 4.950% 4/15/18	40,000	43,224
DCT Industrial Operating Partnership LP (d) 4.500% 10/15/23	30,000	29,916
DDR Corp. 4.750% 4/15/18	15,000	16,262
DDR Corp. 7.875% 9/01/20	115,000	142,831
Developers Diversified Realty Corp. 5.500% 5/01/15	75,000	78,509
Duke Realty LP 8.250% 8/15/19	50,000	61,908
ERP Operating LP 4.625% 12/15/21	15,000	16,216
Federal Realty Investment Trust 5.900% 4/01/20	10,000	11,538
HCP, Inc. 2.625% 2/01/20	35,000	34,189
Highwoods Realty LP 5.850% 3/15/17	100,000	111,221
ProLogis LP 2.750% 2/15/19	15,000	15,059
ProLogis LP 3.350% 2/01/21	90,000	89,037
Realty Income Corp. 2.000% 1/31/18	90,000	89,011
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	20,000	20,763

		1,027,977

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.2%
CVS Caremark Corp. 6.125% 9/15/39	$10,000	$12,058
CVS Pass-Through Trust (d) 5.926% 1/10/34	56,928	63,361
The Home Depot, Inc. 5.950% 4/01/41	30,000	36,405
McDonald’s Corp. 6.300% 10/15/37	25,000	31,465
O’Reilly Automotive, Inc. 3.850% 6/15/23	23,000	22,606
O’Reilly Automotive, Inc. 4.875% 1/14/21	40,000	42,837
QVC, Inc. (d) 3.125% 4/01/19	35,000	34,781
QVC, Inc. 4.375% 3/15/23	25,000	24,637
QVC, Inc. 5.125% 7/02/22	10,000	10,374
Wal-Mart Stores, Inc. 5.625% 4/15/41	40,000	47,446

		325,970

Savings & Loans — 0.2%
First Niagara Financial Group, Inc. 7.250% 12/15/21	35,000	40,064
Glencore Funding LLC (d) 1.700% 5/27/16	33,000	33,111
Glencore Funding LLC (d) 2.500% 1/15/19	55,000	53,110
Glencore Funding LLC (d) 6.000% 4/15/14	150,000	150,270
Washington Mutual Bank (f) 5.650% 8/15/14	180,000	2

		276,557

Semiconductors — 0.1%
Intel Corp., Convertible 2.950% 12/15/35	50,000	58,844
Micron Technology, Inc., Convertible 2.125% 2/15/33	44,000	98,422
Micron Technology, Inc., Convertible 3.000% 11/15/43	19,000	20,817

		178,083

Software — 0.1%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	25,000	25,365
CA, Inc. 2.875% 8/15/18	25,000	25,352
CA, Inc. 5.375% 12/01/19	40,000	44,731
ManTech International Corp. 7.250% 4/15/18	35,000	36,321

	Principal Amount	Value
Microsoft Corp. 3.000% 10/01/20	$5,000	$5,149
Oracle Corp. 1.200% 10/15/17	50,000	49,607

		186,525

Telecommunications — 0.9%
America Movil SAB de CV 5.000% 3/30/20	25,000	27,391
America Movil SAB de CV 6.125% 3/30/40	30,000	33,856
AT&T, Inc. 6.500% 9/01/37	65,000	75,619
British Telecom PLC 9.625% 12/15/30	15,000	23,187
CenturyLink, Inc. 6.150% 9/15/19	30,000	32,437
CenturyLink, Inc. 7.600% 9/15/39	10,000	9,513
Cisco Systems, Inc. 5.500% 1/15/40	10,000	11,390
Deutsche Telekom International Finance BV 8.750% 6/15/30	15,000	21,648
Embarq Corp. 7.082% 6/01/16	30,000	33,424
Juniper Networks, Inc. 4.600% 3/15/21	25,000	26,096
Juniper Networks, Inc. 5.950% 3/15/41	35,000	35,442
Rogers Communications, Inc. 7.500% 8/15/38	5,000	6,493
Sprint Communications, Inc. (d) 9.000% 11/15/18	95,000	116,137
Telecom Italia Capital 6.000% 9/30/34	10,000	9,325
Telecom Italia Capital 6.175% 6/18/14	46,000	46,460
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	25,000	25,537
Telefonica Emisiones SAU 3.192% 4/27/18	250,000	256,048
Telefonica Emisiones SAU 3.992% 2/16/16	65,000	68,159
Telefonica Emisiones SAU 5.462% 2/16/21	30,000	32,980
Verizon Communications, Inc. 2.500% 9/15/16	25,000	25,887
Verizon Communications, Inc. 3.650% 9/14/18	30,000	31,936
Verizon Communications, Inc. 5.150% 9/15/23	50,000	54,716
Verizon Communications, Inc. 6.550% 9/15/43	75,000	91,270

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Communications, Inc. 8.750% 11/01/18	$19,000	$24,265
Verizon Global Funding Corp. 7.750% 12/01/30	40,000	52,897
Virgin Media Finance PLC 8.375% 10/15/19	100,000	107,250
Virgin Media Secured Finance PLC 6.500% 1/15/18	100,000	103,625

		1,382,988

Transportation — 0.2%
Asciano Finance (d) 3.125% 9/23/15	25,000	25,633
Asciano Finance (d) 4.625% 9/23/20	20,000	20,670
Asciano Finance (d) 5.000% 4/07/18	55,000	59,060
Canadian National Railway Co. 5.850% 11/15/17	30,000	34,259
Canadian National Railway Co. 6.375% 11/15/37	20,000	25,570
Con-way, Inc. 7.250% 1/15/18	10,000	11,660
CSX Corp. 7.250% 5/01/27	10,000	12,299
Norfolk Southern Corp. 6.000% 5/23/2111	20,000	22,811
Ryder System, Inc. 2.500% 3/01/18	110,000	111,158
Ryder System, Inc. 2.550% 6/01/19	15,000	14,906
Union Pacific Corp. 4.000% 2/01/21	25,000	26,573

		364,599

Trucking & Leasing — 0.3%
GATX Corp. 2.375% 7/30/18	30,000	29,930
GATX Corp. 3.500% 7/15/16	40,000	42,075
GATX Corp. 3.900% 3/30/23	20,000	20,008
GATX Corp. 4.750% 5/15/15	35,000	36,514
GATX Corp. 4.750% 6/15/22	30,000	31,937
GATX Corp. 8.750% 5/15/14	100,000	100,951
Penske Truck Leasing Co. LP/PTL Finance Corp. (d) 2.500% 3/15/16	130,000	133,247

	Principal Amount	Value
Penske Truck Leasing Co. LP/PTL Finance Corp. (d) 3.125% 5/11/15	$45,000	$46,109

		440,771

TOTAL CORPORATE DEBT (Cost $23,914,342)		24,787,112

MUNICIPAL OBLIGATIONS — 0.4%
JobsOhio Beverage System Series B 4.532% 1/01/35	150,000	144,717
San Diego County Regional Airport Authority 5.594% 7/01/43	200,000	207,348
State of California 5.950% 4/01/16	35,000	38,471
State of California BAB 7.550% 4/01/39	25,000	34,737
State of California BAB 7.600% 11/01/40	85,000	119,620
State of Illinois 5.365% 3/01/17	100,000	109,260

		654,153

TOTAL MUNICIPAL OBLIGATIONS (Cost $648,840)		654,153

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Automobile ABS — 0.5%
American Credit Acceptance Receivables Trust, Series 2013-2, Class A (d) 1.320% 2/15/17	63,841	63,973
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (d) 1.640% 11/15/16	22,456	22,556
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (d) 1.890% 7/15/16	7,464	7,490
California Republic Auto Receivables Trust, Series 2012-1, Class A (d) 1.180% 8/15/17	45,519	45,614
Capital Automotive REIT, Series 2011-1A, Class A (d) 5.610% 11/15/39	97,148	102,153
CarNow Auto Receivables Trust, Series 2013-1A, Class A (d) 1.160% 10/16/17	50,482	50,475
CPS Auto Trust, Series 2012-D, Class A (d) 1.480% 3/16/20	55,054	55,199
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (d) 1.290% 10/16/17	32,043	32,110

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (d) 1.440% 10/15/19	$75,000	$74,912
Flagship Credit Auto Trust, Series 2013-1, Class A (d) 1.320% 4/16/18	43,542	43,522
Flagship Credit Auto Trust, Series 2013-2, Class A (d) 1.940% 1/15/19	63,952	63,820
Santander Drive Auto Receivables Trust, Series 2013-3, Class A2 0.550% 9/15/16	23,210	23,220
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2 0.890% 9/15/16	52,667	52,741
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (d) 2.060% 6/15/17	14,793	14,793
Santander Drive Auto Receivables Trust, Series 2012-3, Class C 3.010% 4/16/18	70,000	71,960
SNAAC Auto Receivables Trust 2013-1, Series 2013-1A, Class A (d) 1.140% 7/16/18	19,355	19,356

		743,894

Commercial MBS — 2.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.824% 2/10/51	59,584	66,364
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 5.891% 2/10/51	45,000	49,866
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.246% 2/10/51	75,000	84,943
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.289% 2/10/51	50,000	56,262
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4B 4.943% 9/11/42	75,000	78,835
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	75,000	81,779
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	50,000	54,490
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	105,000	113,606

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	$40,000	$44,567
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.751% 9/11/38	85,000	92,164
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.888% 6/11/50	120,000	134,962
Commercial Mortgage Pass Through Certificates, Series 2013-GAM, Class A1 (d) 1.705% 2/10/28	124,331	122,257
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (d) 3.703% 10/15/45	35,000	34,059
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	77,000	79,009
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4 VRN 4.236% 2/10/47	55,000	57,695
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	50,000	55,442
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.799% 12/10/49	83,000	92,977
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (d) 4.238% 1/10/34	100,000	103,340
DBRR Trust, Series 2013-EZ3, Class A VRN (d) 1.636% 12/18/49	97,247	97,551
GS Mortgage Securities Corp., Trust, Series 2013-NYC5 (d) 2.318% 1/10/30	100,000	99,982
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	100,000	107,713
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM VRN 5.466% 6/12/47	65,000	71,217

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	$60,000	$65,069
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	60,000	67,408
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (d) 5.200% 6/15/44	100,000	108,918
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	40,000	43,498
Morgan Stanley Capital I, Series 2006-HQ8, Class AM VRN 5.466% 3/12/44	60,000	64,209
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	60,000	65,703
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	37,170	37,523
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.281% 1/11/43	35,000	40,091
STRIPs Ltd., Series 2012-1A, Class A (d) 1.500% 12/25/44	61,777	61,159
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.551% 8/15/39	50,000	52,800
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.339% 12/15/44	105,000	111,392
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	70,000	76,240
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	70,000	75,150
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	162,766
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.953% 2/15/51	35,000	38,479
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 5.953% 2/15/51	50,000	55,753
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (d) 3.349% 11/15/43	77,371	81,131

	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (d) 3.791% 2/15/44	$100,000	$104,503
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	40,000	41,380
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (d) 4.740% 3/15/44	50,000	52,879

		3,185,131

Home Equity ABS — 0.9%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.424% 8/25/35	49,423	48,847
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.484% 11/25/35	36,415	35,616
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.514% 7/25/35	2,576	2,573
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.894% 11/25/34	15,406	15,336
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.814% 6/25/35	28,188	27,659
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.829% 2/25/35	21,317	20,891
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.603% 4/28/39	40,000	38,739
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1 FRN (d) 0.354% 11/25/45	71,279	68,991
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (d) 0.564% 12/25/33	6,907	6,851
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.584% 7/25/35	24,075	23,207
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.604% 8/25/35	31,638	29,959
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.614% 9/25/34	8,868	8,811
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.644% 12/25/35	15,989	15,864

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (d) 0.444% 7/25/36	$34,336	$34,055
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.574% 5/25/36	63,652	62,054
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.584% 5/25/35	41,195	40,715
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.604% 7/25/35	82,291	79,060
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.394% 1/25/36	24,320	23,784
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.584% 4/25/35	24,943	23,317
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.324% 8/25/36	25,863	25,190
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.814% 10/25/35	20,264	19,658
JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M2 FRN 0.644% 7/25/35	25,525	25,135
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (d) 0.934% 12/25/32	26,774	26,113
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.434% 8/25/45	3,742	3,723
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.949% 2/25/35	60,000	56,047
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.979% 6/25/35	75,900	73,705
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.874% 3/25/35	75,000	70,294
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (d) 0.888% 6/28/35	96,010	95,611
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (d) 0.918% 6/28/35	100,000	91,831
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.654% 7/25/35	42,992	42,355

	Principal Amount	Value
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 FRN 0.604% 8/25/35	$42,962	$42,207
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.624% 5/25/35	8,682	8,614
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.414% 9/25/35	34,217	33,543
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.534% 8/25/35	37,496	36,863
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.654% 3/25/35	30,208	29,605
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.344% 3/25/36	6,863	6,839
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (d) 0.434% 1/25/37	74,691	73,725
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.494% 3/25/36	10,692	10,636
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.514% 8/25/35	20,642	20,388

		1,398,411

Other ABS — 0.9%
321 Henderson Receivables I LLC, Series 2002-AA, Class NOTE (d) 4.744% 11/15/29	62,481	63,271
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (d) 4.474% 3/20/43	49,250	50,244
CLI Funding LLC, Series 2006-1A, Class A FRN (d) 0.337% 8/18/21	54,834	54,360
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (d) 5.216% 1/25/42	97,000	103,801
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (d) 4.212% 10/15/42	96,145	95,286
Hilton Grand Vacations Trust, Series 2013-A, Class A (d) 2.280% 1/25/26	83,634	83,401
Icon Brands Holdings LLC, Series 2012-1A, Class A (d) 4.229% 1/25/43	46,500	46,369

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Icon Brands Holdings LLC, Series 2013-1A, Class A (d) 4.352% 1/25/43	$47,923	$47,715
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.099% 4/25/35	136,684	132,980
Newport Waves CDO (Acquired 3/30/07, Cost $249,710), Series 2007-1A, Class A3LS FRN (d) (g) 0.835% 6/20/14	250,000	250,100
RAAC, Series 2005-RP2, Class M1 FRN (d) 0.804% 6/25/35	48,473	47,757
Sierra Receivables Funding Co. LLC, Series 2012-3A, Class A (d) 1.870% 8/20/29	45,865	45,880
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (d) 2.840% 11/20/28	34,128	34,709
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (d) 3.350% 4/20/26	27,045	27,705
Sonic Capital LLC, Series 2011-1A, Class A2 (d) 5.438% 5/20/41	57,260	61,411
Springleaf Funding Trust, Series 2013-AA, Class A (d) 2.580% 9/15/21	100,000	100,602
TAL Advantage LLC, Series 2006-1A FRN (d) 0.347% 4/20/21	83,333	82,368
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (d) 2.555% 10/15/15	100,000	101,080
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (d) 4.370% 7/15/41	68,130	72,048

		1,501,087

Student Loans ABS — 0.6%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.365% 8/25/26	27,949	27,725
Access Group, Inc., Series 2002-1, Class A4 VRN 1.657% 9/01/37	50,000	46,249
Access Group, Inc., Series 2003-A, Class A3 FRN 1.658% 7/01/38	37,747	33,434
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1/25/47	75,000	63,562
EdLinc Student Loan Funding Trust, Series 2012-1, Class B FRN (d) 4.394% 11/26/40	65,000	71,543

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 6/15/43	$50,000	$40,989
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 6/15/43	50,000	49,625
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.393% 12/15/22	19,077	19,013
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.520% 6/15/43	50,000	49,055
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.355% 11/25/26	83,116	82,484
Goal Capital Funding Trust, Series 2007-1, Class C1 FRN 0.633% 6/25/42	41,783	41,131
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.539% 10/28/41	86,046	85,537
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (d) 0.954% 4/25/46	28,470	28,776
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.443% 5/28/26	44,580	44,443
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.409% 7/15/36	100,000	99,027
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (d) 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 6/17/30	50,000	48,534
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 1.320% 6/17/30	50,000	50,000

		981,096

WL Collateral CMO — 0.1%
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	8,106	7,981
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.010% 9/25/33	2,062	1,860
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.563% 8/25/34	6,161	5,836
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.514% 7/25/35	11,294	11,092

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.264% 5/25/37	$82,402	$54,125
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.365% 8/25/34	24,653	20,838
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.404% 8/25/36	18,941	17,340
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.247% 2/25/34	3,158	2,948
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.494% 7/25/33	1,723	1,740
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	79	81
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (d) 2.500% 3/23/51	13,123	13,319
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.414% 7/25/35	1,242	1,238
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.567% 3/25/34	15,956	16,068
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.532% 4/25/44	35,213	35,005

		189,471

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.404% 11/25/37	31,866	31,346
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.745% 6/25/32	9,386	8,758

		40,104

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,987,744)		8,039,194

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 7.375% 3/18/19	40,000	48,100
Mexico Government International Bond 4.750% 3/08/44	91,000	86,450
Peruvian Government International Bond 6.550% 3/14/37	20,000	24,050

	Principal Amount	Value
Poland Government International Bond 6.375% 7/15/19	$50,000	$58,662
Province of Quebec Canada 2.625% 2/13/23	92,000	87,094
Province of Quebec Canada 7.500% 9/15/29	20,000	27,685
Republic of Brazil International Bond 5.625% 1/07/41	65,000	65,845
Republic of Turkey International Bond 4.875% 4/16/43	19,000	16,150
United Mexican States 5.125% 1/15/20	35,000	38,938
United Mexican States 6.750% 9/27/34	35,000	42,700

		495,674

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $491,848)		495,674

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 7.5%
Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp., Series 4290, Class CA 3.500% 12/15/38	123,521	126,469
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	52,020	58,499

		184,967

Pass-Through Securities — 7.3%
Federal Home Loan Mortgage Corp.
Pool #Q15841 3.000% 2/01/43	151,710	146,548
Pool #G08537 3.000% 7/01/43	98,151	94,720
Pool #G05253 5.000% 2/01/39	26,056	28,360
Pool #E85389 6.000% 9/01/16	5,676	5,949
Pool #G11431 6.000% 2/01/18	2,248	2,372
Pool #E85015 6.500% 8/01/16	2,411	2,533
Pool #G00729 8.000% 6/01/27	24,186	28,734
Pool #554904 9.000% 3/01/17	77	83
Federal Home Loan Mortgage Corp. TBA
Pool #2879 3.000% 9/01/42 (e)	150,000	144,557
Federal National Mortgage Association
Pool #725692 2.269% 10/01/33 FRN	25,553	26,910

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #888586 2.342% 10/01/34 FRN	$46,398	$49,003
Pool #AB8756 3.000% 3/01/43	165,644	158,598
Pool #AT0976 3.000% 4/01/43	160,574	153,744
Pool #AT2911 3.000% 4/01/43	193,761	185,519
Pool #890564 3.000% 6/01/43	185,044	179,341
Pool #AO8629 3.500% 7/01/42	255,901	257,670
Pool #AP6609 3.500% 9/01/42	88,343	88,954
Pool #AR8708 3.500% 4/01/43	52,763	52,543
Pool #AT0998 3.500% 4/01/43	261,046	259,955
Pool #AT4050 3.500% 5/01/43	68,279	67,993
Pool #MA1463 3.500% 6/01/43	175,647	174,913
Pool #586036 6.000% 5/01/16	116	116
Pool #564594 7.000% 1/01/31	8,437	9,714
Pool #253795 7.000% 5/01/31	8,914	10,299
Pool #507061 7.500% 10/01/29	877	1,028
Pool #527761 7.500% 2/01/30	2,041	2,349
Pool #531196 7.500% 2/01/30	998	1,175
Pool #534119 7.500% 3/01/30	683	801
Pool #534420 7.500% 3/01/30	699	820
Pool #253183 7.500% 4/01/30	3,778	4,421
Pool #253265 7.500% 5/01/30	3,104	3,618
Pool #535248 8.000% 4/01/30	237	283
Pool #539460 8.000% 5/01/30	2,033	2,439
Pool #546988 8.000% 7/01/30	1,539	1,634
Pool #190317 8.000% 8/01/31	2,784	3,335
Federal National Mortgage Association TBA
Pool #299 2.500% 9/01/27 (e)	1,060,000	1,059,006

	Principal Amount	Value
Pool #6985 3.000% 10/01/42 (e)	$2,884,000	$2,775,963
Pool #1058 3.500% 4/01/42 (e)	1,225,000	1,232,369
Pool #11192 4.000% 9/01/41 (e)	1,950,000	2,026,934
Government National Mortgage Association
Pool #351528 7.000% 8/15/23	7,097	7,705
Pool #352049 7.000% 10/15/23	1,373	1,561
Pool #588012 7.000% 7/15/32	3,519	4,133
Pool #591581 7.000% 8/15/32	3,034	3,564
Pool #185306 7.500% 4/15/17	2,050	2,153
Pool #199170 7.500% 5/15/17	26	26
Pool #189371 7.500% 6/15/17	1,101	1,174
Government National Mortgage Association II
Pool #82488 2.000% 3/20/40 FRN	42,957	44,470
Pool #82462 3.500% 1/20/40 FRN	42,895	45,409
Government National Mortgage Association II TBA Pool #1235 4.000% 4/01/42 (e)	1,000,000	1,051,016
Government National Mortgage Association TBA
Pool #587 3.000% 11/01/42 (e)	925,000	909,607
Pool #2280 3.500% 1/01/42 (e)	525,000	535,623

		11,851,744

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $12,161,356)		12,036,712

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bonds & Notes — 3.2%
U.S. Treasury Bond 2.750% 8/15/42	1,035,000	883,631
U.S. Treasury Bond 2.875% 5/15/43	220,000	192,015
U.S. Treasury Bond 4.500% 2/15/36	75,000	88,031

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index 0.375% 7/15/23	$552,767	$546,720
U.S. Treasury Note 0.625% 12/15/16	305,000	303,829
U.S. Treasury Note (h) 0.875% 4/30/17	480,000	478,922
U.S. Treasury Note 1.375% 9/30/18	2,075,000	2,056,398
U.S. Treasury Note 1.500% 2/28/19	330,000	326,707
U.S. Treasury Note 2.500% 8/15/23	295,000	290,788

		5,167,041

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,196,145)		5,167,041

TOTAL BONDS & NOTES (Cost $50,400,275)		51,179,886

	Number of Shares
MUTUAL FUNDS — 8.0%
Diversified Financial — 8.0%
iShares FTSE/Xinhua China 25 Index Fund	31,900	1,141,382
iShares MSCI Australia Index Fund	1,900	49,153
iShares MSCI EAFE Index Fund	73,430	4,932,293
iShares MSCI France Index Fund	5,300	154,813
iShares MSCI Germany Index Fund	5,600	175,560
iShares MSCI Hong Kong Index Fund	800	15,816
iShares MSCI Italy Capped Index Fund	3,600	63,756
iShares MSCI Japan Index Fund	32,300	365,959
iShares MSCI Netherlands Investable Market Index Fund	1,700	44,387
iShares MSCI Russia Capped Index Fund	2,200	40,612
iShares MSCI Spain Index Fund	1,300	53,040
iShares MSCI Sweden Index Fund	2,100	76,860
iShares MSCI Switzerland Capped Index Fund	4,900	168,266
iShares MSCI United Kingdom Index Fund	14,600	300,614
Vanguard FTSE Developed Markets ETF	74,840	3,088,647
Vanguard MSCI Emerging Markets ETF	55,800	2,264,364

		12,935,522

TOTAL MUTUAL FUNDS (Cost $12,044,178)		12,935,522

		Value

TOTAL LONG-TERM INVESTMENTS (Cost $144,285,532)		$155,634,008

	Principal Amount
SHORT-TERM INVESTMENTS — 9.9%
Commercial Paper — 6.3%
Aon Corp. (d) 0.030% 4/14/14	$1,145,000	1,144,876
Bacardi Ltd. (d) 0.200% 4/09/14	941,000	940,958
Canadian Natural Resources Ltd. (d) 0.284% 4/03/14	352,000	351,995
COX Enterprises, Inc. (d) 0.230% 4/10/14	915,000	914,947
Diageo Capital PLC (d) 0.260% 5/16/14	580,000	579,811
Dominion Resources (d) 0.220% 4/04/14	936,000	935,983
Duke Energy Corp. (d) 0.200% 4/01/14	610,000	610,000
Enbridge, Inc. (d) 0.300% 4/23/14	712,000	711,869
NBCUniversal Enterprise, Inc. (d) 0.240% 4/17/14	355,000	354,962
Noble Corp. (d) 0.300% 4/02/14	743,000	742,994
Pentair Finance (d) 0.280% 4/24/14	969,000	968,827
South Carolina Electric & Gas 0.220% 4/07/14	265,000	264,990
Spectra Energy Capital LLC (d) 0.240% 4/08/14	978,000	977,954
Time Warner Cable, Inc. (d) 0.250% 4/22/14	365,000	364,947
Volvo Group Treasury NA (d) 0.260% 4/11/14	338,000	337,976

		10,203,089

Repurchase Agreement — 3.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (i)	5,421,099	5,421,099

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	50,842	50,842

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill 0.000% 4/24/14	100,000	99,995
U.S. Treasury Bill 0.000% 7/17/14	225,000	224,959

		324,954

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

Value

TOTAL SHORT-TERM INVESTMENTS (Cost $15,999,984)	$15,999,984

TOTAL INVESTMENTS — 106.2% (Cost $160,285,516) (j)	171,633,992

Other Assets/(Liabilities) — (6.2)%	(10,023,201)

NET ASSETS — 100.0%	$161,610,791

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $0 or 0.00% of net assets.
(c)	Value is less than $0.50.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $17,464,169 or 10.81% of net assets.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	Security is currently in default due to bankruptcy or payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2014, these securities amounted to a value of $2 or 0.00% of net assets.
(g)	Restricted security. Certain securities are restricted as to resale. At March 31, 2014, these securities amounted to a value of $250,100 or 0.15% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(h)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(i)	Maturity value of $5,421,100. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates of 8/15/29, and an aggregate market value, including accrued interest, of $5,531,660.
(j)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 1.4%
Chemicals — 1.4%
LyondellBasell Industries NV Class A	9,263	$823,851
Potash Corp. of Saskatchewan, Inc.	27,020	978,665

		1,802,516

Communications — 4.7%
Media — 2.1%
Comcast Corp. Class A	20,620	1,031,413
The Walt Disney Co.	20,260	1,622,218

		2,653,631

Telecommunications — 2.6%
Cisco Systems, Inc.	25,050	561,370
QUALCOMM, Inc.	12,220	963,669
Telefonica SA Sponsored ADR (Spain)	26,390	416,698
Verizon Communications, Inc.	27,299	1,298,590

		3,240,327

		5,893,958

Consumer, Cyclical — 10.8%
Airlines — 1.9%
Delta Air Lines, Inc.	68,200	2,363,130

Auto Manufacturers — 0.9%
Daimler AG	11,780	1,118,511

Automotive & Parts — 1.4%
Johnson Controls, Inc.	37,160	1,758,411

Entertainment — 0.5%
Cinemark Holdings, Inc.	20,700	600,507

Household Products — 0.8%
Reckitt Benckiser Group PLC Sponsored ADR (United Kingdom) (a)	59,550	981,384

Housewares — 0.6%
Newell Rubbermaid, Inc.	23,930	715,507

Leisure Time — 1.0%
Royal Caribbean Cruises Ltd.	24,580	1,341,085

Lodging — 0.9%
MGM Resorts International (b)	45,150	1,167,579

Retail — 2.8%
Costco Wholesale Corp.	8,190	914,659
The Gap, Inc.	16,400	656,984
Lowe’s Cos., Inc.	11,580	566,262
Walgreen Co.	22,090	1,458,603

		3,596,508

		13,642,622

	Number of Shares	Value
Consumer, Non-cyclical — 18.7%
Agriculture — 1.1%
Lorillard, Inc.	26,020	$1,407,162

Beverages — 1.0%
PepsiCo, Inc.	15,430	1,288,405

Biotechnology — 1.4%
Amgen, Inc.	14,170	1,747,728

Commercial Services — 0.7%
Apollo Education Group, Inc. (b)	25,160	861,478

Foods — 1.6%
ConAgra Foods, Inc.	28,860	895,526
Kraft Foods Group, Inc.	21,220	1,190,442

		2,085,968

Health Care – Products — 1.2%
Baxter International, Inc.	21,460	1,579,027

Health Care – Services — 2.9%
HCA Holdings, Inc. (b)	11,330	594,825
Thermo Fisher Scientific, Inc.	13,030	1,566,727
UnitedHealth Group, Inc.	18,110	1,484,839

		3,646,391

Pharmaceuticals — 8.8%
Astellas Pharma, Inc. Sponsored ADR (Japan)	36,660	545,794
Cardinal Health, Inc.	35,570	2,489,188
Merck & Co., Inc.	39,600	2,248,092
Roche Holding AG Sponsored ADR (Switzerland)	59,190	2,232,647
Sanofi ADR (France)	46,720	2,442,522
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	21,300	1,125,492

		11,083,735

		23,699,894

Energy — 11.4%
Oil & Gas — 8.2%
Anadarko Petroleum Corp.	21,360	1,810,473
BP PLC Sponsored ADR (United Kingdom)	35,800	1,721,980
Occidental Petroleum Corp.	21,410	2,040,159
Phillips 66	15,960	1,229,878
Suncor Energy, Inc.	103,370	3,613,815

		10,416,305

Oil & Gas Services — 1.9%
National Oilwell Varco, Inc.	15,650	1,218,666
Schlumberger Ltd.	12,250	1,194,375

		2,413,041

Pipelines — 1.3%
Enbridge, Inc.	35,320	1,607,413

		14,436,759

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 22.4%
Banks — 3.8%
Capital One Financial Corp.	29,550	$2,280,078
KeyCorp	59,380	845,571
U.S. Bancorp	39,320	1,685,255

		4,810,904

Diversified Financial — 10.9%
The Charles Schwab Corp.	49,460	1,351,742
CIT Group, Inc.	22,910	1,123,048
Citigroup, Inc.	64,220	3,056,872
CME Group, Inc.	11,740	868,877
The Goldman Sachs Group, Inc.	19,910	3,262,254
Invesco Ltd.	18,180	672,660
Morgan Stanley	83,480	2,602,072
SLM Corp.	32,590	797,803

		13,735,328

Insurance — 6.6%
Aflac, Inc.	19,760	1,245,671
The Allstate Corp.	26,510	1,499,936
American International Group, Inc.	40,400	2,020,404
Aon PLC	13,080	1,102,382
MetLife, Inc.	37,470	1,978,416
Sun Life Financial, Inc.	14,940	517,372

		8,364,181

Real Estate Investment Trusts (REITS) — 1.1%
Public Storage	8,220	1,384,988

		28,295,401

Industrial — 14.7%
Aerospace & Defense — 2.1%
United Technologies Corp.	22,750	2,658,110

Building Materials — 0.7%
Louisiana-Pacific Corp. (b)	54,170	913,848

Electronics — 1.1%
TE Connectivity Ltd.	23,770	1,431,192

Engineering & Construction — 1.0%
ABB Ltd. Sponsored ADR (Switzerland) (a)	20,210	521,216
Chicago Bridge & Iron Co. NV	8,310	724,216

		1,245,432

Environmental Controls — 0.8%
Waste Management, Inc.	23,300	980,231

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	7,500	745,275

Manufacturing — 7.1%
Eaton Corp. PLC	32,650	2,452,668
General Electric Co.	136,710	3,539,422
Parker Hannifin Corp.	12,534	1,500,445
Pentair Ltd.	9,630	764,044

	Number of Shares	Value
Siemens AG Sponsored ADR (Germany)	5,650	$763,598

		9,020,177

Metal Fabricate & Hardware — 0.4%
The Timken Co.	9,180	539,600

Transportation — 0.9%
CSX Corp.	37,890	1,097,673

		18,631,538

Technology — 12.4%
Computers — 5.5%
Apple, Inc.	4,950	2,656,863
EMC Corp.	63,850	1,750,128
NCR Corp. (b)	12,900	471,495
SanDisk Corp.	16,330	1,325,833
Synopsys, Inc. (b)	17,910	687,923

		6,892,242

Semiconductors — 2.8%
Avago Technologies Ltd.	6,250	402,562
Broadcom Corp. Class A	20,040	630,859
Intel Corp.	57,360	1,480,462
Maxim Integrated Products, Inc.	16,920	560,390
Microchip Technology, Inc. (a)	9,510	454,198

		3,528,471

Software — 4.1%
CA, Inc.	28,950	896,582
Citrix Systems, Inc. (b)	8,760	503,087
Microsoft Corp.	36,900	1,512,531
Oracle Corp.	56,530	2,312,642

		5,224,842

		15,645,555

Utilities — 2.6%
Electric — 2.6%
Edison International	42,460	2,403,661
Entergy Corp.	12,410	829,608

		3,233,269

TOTAL COMMON STOCK (Cost $106,978,897)		125,281,512

TOTAL EQUITIES (Cost $106,978,897)		125,281,512

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.0%
Diversified Financial — 1.0%
State Street Navigator Securities Lending Prime Portfolio (c)	1,199,714	$1,199,714

TOTAL MUTUAL FUNDS (Cost $1,199,714)		1,199,714

TOTAL LONG-TERM INVESTMENTS (Cost $108,178,611)		126,481,226

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (d)	$2,325,833	2,325,833

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	4,629	4,629

TOTAL SHORT-TERM INVESTMENTS (Cost $2,330,462)		2,330,462

TOTAL INVESTMENTS — 101.9% (Cost $110,509,073) (e)		128,811,688

Other Assets/(Liabilities) — (1.9)%		(2,419,832)

NET ASSETS — 100.0%		$126,391,856

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $1,169,747 or 0.93% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,325,834. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $2,374,080.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 2.7%
Chemicals — 1.3%
Ashland, Inc.	2,300	$228,804
Cabot Corp.	100	5,906
CF Industries Holdings, Inc.	2,008	523,365
Cytec Industries, Inc.	900	87,849
The Dow Chemical Co.	44,510	2,162,741
Huntsman Corp.	9,400	229,548
The Mosaic Co.	14,200	710,000
PPG Industries, Inc.	1,980	383,051
RPM International, Inc.	2,500	104,600
W.R. Grace & Co. (a)	100	9,917
Westlake Chemical Corp.	2,660	176,039

		4,621,820

Forest Products & Paper — 0.3%
Domtar Corp.	4,900	549,878
International Paper Co.	2,200	100,936
MeadWestvaco Corp.	3,300	124,212
Rock-Tenn Co. Class A	2,900	306,153

		1,081,179

Iron & Steel — 0.5%
Allegheny Technologies, Inc.	200	7,536
Cliffs Natural Resources, Inc.	18,000	368,280
Reliance Steel & Aluminum Co.	5,800	409,828
Steel Dynamics, Inc.	16,700	297,093
United States Steel Corp.	18,690	516,031

		1,598,768

Mining — 0.6%
Alcoa, Inc.	38,100	490,347
Freeport-McMoRan Copper & Gold, Inc.	44,731	1,479,254
Newmont Mining Corp.	9,200	215,648

		2,185,249

		9,487,016

Communications — 7.6%
Internet — 0.2%
CDW Corp.	7,300	200,312
Liberty Interactive Corp. Class A (a)	10,600	306,022
Symantec Corp.	12,400	247,628
Yahoo!, Inc. (a)	700	25,130

		779,092

Media — 2.8%
CBS Corp. Class B	2,000	123,600
Comcast Corp. Class A	8,600	430,172
Gannett Co., Inc.	16,155	445,878
Graham Holdings Co. Class B	366	257,573

	Number of Shares	Value
John Wiley & Sons, Inc. Class A	5,100	$293,964
Liberty Global PLC Series A (a)	200	8,320
Liberty Media Corp. Class A (a)	3,750	490,237
The McGraw Hill Financial, Inc.	3,500	267,050
Nielsen Holdings NV	4,400	196,372
Starz Class A (a)	18,357	592,564
Thomson Reuters Corp.	1,400	47,880
Time Warner, Inc.	18,490	1,207,952
Twenty-First Century Fox Class A	11,400	364,458
The Walt Disney Co.	63,490	5,083,644

		9,809,664

Telecommunications — 4.6%
Amdocs Ltd.	4,400	204,424
AT&T, Inc.	191,014	6,698,861
CenturyLink, Inc.	23,407	768,686
Cisco Systems, Inc.	239,900	5,376,159
Corning, Inc.	55,300	1,151,346
EchoStar Corp. Class A (a)	3,700	175,972
Frontier Communications Corp.	72,189	411,477
Harris Corp.	7,200	526,752
Intelsat SA (a)	500	9,360
Juniper Networks, Inc. (a)	4,900	126,224
Level 3 Communications, Inc. (a)	800	31,312
Polycom, Inc. (a)	37,300	511,756
Sprint Corp. (a)	24,500	225,155
T-Mobile US, Inc.	5,250	173,407
Telephone & Data Systems, Inc.	1,918	50,271
Windstream Corp.	462	3,807

		16,444,969

		27,033,725

Consumer, Cyclical — 5.7%
Airlines — 0.9%
Alaska Air Group, Inc.	10,000	933,100
American Airlines Group, Inc. (a)	19,600	717,360
Delta Air Lines, Inc.	23,000	796,950
Southwest Airlines Co.	28,700	677,607

		3,125,017

Apparel — 0.1%
Ascena Retail Group, Inc. (a)	5,900	101,952
Deckers Outdoor Corp. (a)	1,700	135,541

		237,493

Auto Manufacturers — 1.0%
Ford Motor Co.	93,800	1,463,280
General Motors Co.	44,200	1,521,364
Oshkosh Corp.	7,700	453,299

		3,437,943

Automotive & Parts — 0.4%
Allison Transmission Holdings, Inc.	1,100	32,934
Johnson Controls, Inc.	16,400	776,048

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lear Corp.	5,800	$485,576
TRW Automotive Holdings Corp. (a)	3,090	252,206

		1,546,764

Distribution & Wholesale — 0.3%
Ingram Micro, Inc. Class A (a)	10,500	310,380
MRC Global, Inc. (a)	14,200	382,832
Tech Data Corp. (a)	6,900	420,624
WESCO International, Inc. (a)	1,200	99,864

		1,213,700

Entertainment — 0.1%
DreamWorks Animation SKG, Inc. Class A (a)	200	5,310
Gaming and Leisure Properties, Inc.	1,076	39,231
Penn National Gaming, Inc. (a)	22,000	271,040
Regal Entertainment Group Class A	5,200	97,136

		412,717

Home Builders — 0.1%
D.R. Horton, Inc.	1,100	23,815
Taylor Morrison Home Corp. Class A (a)	15,400	361,900

		385,715

Home Furnishing — 0.3%
Harman International Industries, Inc.	2,500	266,000
Whirlpool Corp.	4,420	660,613

		926,613

Housewares — 0.0%
Newell Rubbermaid, Inc.	5,600	167,440

Leisure Time — 0.1%
Carnival Corp.	1,700	64,362
Royal Caribbean Cruises Ltd.	4,300	234,608

		298,970

Lodging — 0.4%
Hyatt Hotels Corp. Class A (a)	6,500	349,765
MGM Resorts International (a)	23,100	597,366
Starwood Hotels & Resorts Worldwide, Inc.	5,200	413,920

		1,361,051

Retail — 2.0%
American Eagle Outfitters, Inc.	5,300	64,872
Best Buy Co., Inc.	29,200	771,172
Chico’s FAS, Inc.	2,500	40,075
CST Brands, Inc.	19,100	596,684
CVS Caremark Corp.	27,700	2,073,622
Dillard’s, Inc. Class A	400	36,960
DSW, Inc. Class A	1,000	35,860
Foot Locker, Inc.	5,600	263,088
GameStop Corp. Class A	24,200	994,620
Guess?, Inc.	8,200	226,320
Kohl’s Corp.	7,100	403,280

	Number of Shares	Value
Macy’s, Inc.	3,344	$198,266
Staples, Inc.	54,000	612,360
Target Corp.	1,200	72,612
Wal-Mart Stores, Inc.	4,800	366,864
Walgreen Co.	2,100	138,663
World Fuel Services Corp.	3,500	154,350

		7,049,668

Textiles — 0.0%
Cintas Corp.	800	47,688

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	700	38,934

		20,249,713

Consumer, Non-cyclical — 17.5%
Agriculture — 0.7%
Archer-Daniels-Midland Co.	38,800	1,683,532
Bunge Ltd.	7,500	596,325
Reynolds American, Inc.	1,840	98,293

		2,378,150

Beverages — 0.2%
Constellation Brands, Inc. Class A (a)	3,130	265,956
Molson Coors Brewing Co. Class B	8,960	527,386

		793,342

Biotechnology — 0.1%
Bio-Rad Laboratories, Inc. Class A (a)	720	92,246
Charles River Laboratories International, Inc. (a)	2,000	120,680

		212,926

Commercial Services — 1.0%
The ADT Corp.	4,600	137,770
Apollo Education Group, Inc. (a)	23,900	818,336
Booz Allen Hamilton Holding Corp.	7,500	165,000
CoreLogic, Inc. (a)	500	15,020
Corrections Corporation of America	1,505	47,137
DeVry, Inc.	2,400	101,736
Donnelley (R.R.) & Sons Co.	29,700	531,630
KAR Auction Services, Inc.	800	24,280
Manpower, Inc.	6,900	543,927
Paychex, Inc.	300	12,780
Quanta Services, Inc. (a)	6,200	228,780
Service Corp. International	5,400	107,352
Total System Services, Inc.	11,800	358,838
Towers Watson & Co. Class A	1,200	136,860
Weight Watchers International, Inc.	16,900	347,126

		3,576,572

Cosmetics & Personal Care — 2.0%
The Procter & Gamble Co.	88,110	7,101,666

Foods — 0.9%
Dean Foods Co.	4,600	71,116

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ingredion, Inc.	2,070	$140,926
The J.M. Smucker Co.	1,820	176,977
Mondelez International, Inc. Class A	60,450	2,088,547
Safeway, Inc.	5,500	203,170
Sysco Corp.	400	14,452
Tyson Foods, Inc. Class A	10,600	466,506

		3,161,694

Health Care – Products — 3.6%
Alere, Inc. (a)	12,000	412,200
Boston Scientific Corp. (a)	8,600	116,272
CareFusion Corp. (a)	10,100	406,222
Covidien PLC	5,800	427,228
Hill-Rom Holdings, Inc.	7,600	292,904
Hologic, Inc. (a)	4,000	86,000
Johnson & Johnson	72,200	7,092,206
Medtronic, Inc.	47,300	2,910,842
QIAGEN NV (a)	200	4,218
St. Jude Medical, Inc.	4,100	268,099
Stryker Corp.	5,500	448,085
Zimmer Holdings, Inc.	2,800	264,824

		12,729,100

Health Care – Services — 2.7%
Aetna, Inc.	9,921	743,777
Cigna Corp.	10,300	862,419
HCA Holdings, Inc. (a)	8,100	425,250
Health Net, Inc. (a)	2,200	74,822
Humana, Inc.	5,540	624,469
LifePoint Hospitals, Inc. (a)	1,400	76,370
MEDNAX, Inc. (a)	400	24,792
Quest Diagnostics, Inc.	4,800	278,016
Thermo Fisher Scientific, Inc.	13,660	1,642,479
UnitedHealth Group, Inc.	36,300	2,976,237
Universal Health Services, Inc. Class B	4,600	377,522
WellPoint, Inc.	16,700	1,662,485

		9,768,638

Household Products — 0.3%
Avery Dennison Corp.	11,200	567,504
Beam, Inc.	960	79,968
The Clorox Co.	1,100	96,811
Kimberly-Clark Corp.	2,350	259,087

		1,003,370

Pharmaceuticals — 6.0%
Abbott Laboratories	59,000	2,272,090
Bristol-Myers Squibb Co.	2,300	119,485
Cardinal Health, Inc.	13,100	916,738
DENTSPLY International, Inc.	100	4,604
Eli Lilly & Co.	15,620	919,393
Express Scripts Holding Co. (a)	3,800	285,342
Forest Laboratories, Inc. (a)	5,000	461,350
Hospira, Inc. (a)	700	30,275

	Number of Shares	Value
Mallinckrodt PLC (a)	9,600	$608,736
Merck & Co., Inc.	86,028	4,883,810
Omnicare, Inc.	6,400	381,888
Pfizer, Inc.	310,113	9,960,829
VCA Antech, Inc. (a)	11,000	354,530

		21,199,070

		61,924,528

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	7,800	218,400

Energy — 14.6%
Coal — 0.0%
Peabody Energy Corp.	8,100	132,354

Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	3,300	230,307

Oil & Gas — 13.5%
Anadarko Petroleum Corp.	19,250	1,631,630
Apache Corp.	17,128	1,420,768
Chesapeake Energy Corp.	29,400	753,228
Chevron Corp.	70,265	8,355,211
Cimarex Energy Co.	3,500	416,885
ConocoPhillips	67,048	4,716,827
Denbury Resources, Inc.	24,914	408,590
Devon Energy Corp.	7,350	491,936
Diamond Offshore Drilling, Inc.	1,000	48,760
Exxon Mobil Corp.	156,730	15,309,386
Helmerich & Payne, Inc.	3,900	419,484
Hess Corp.	6,000	497,280
Marathon Oil Corp.	24,200	859,584
Marathon Petroleum Corp.	15,200	1,323,008
Murphy Oil Corp.	9,600	603,456
Murphy USA, Inc. (a)	19,900	807,741
Nabors Industries Ltd.	20,800	512,720
Newfield Exploration Co. (a)	9,300	291,648
Noble Energy, Inc.	80	5,683
Occidental Petroleum Corp.	42,170	4,018,379
Patterson-UTI Energy, Inc.	6,900	218,592
PBF Energy, Inc. Class A	14,300	368,940
Phillips 66	32,500	2,504,450
Questar Corp.	6,100	145,058
Rowan Cos. PLC Class A (a)	4,600	154,928
SandRidge Energy, Inc. (a)	7,700	47,278
Tesoro Corp.	4,100	207,419
Unit Corp. (a)	700	45,766
Valero Energy Corp.	23,764	1,261,868
Whiting Petroleum Corp. (a)	1,600	111,024
WPX Energy, Inc. (a)	66	1,190

		47,958,717

Oil & Gas Services — 0.8%
Baker Hughes, Inc.	9,203	598,379
HollyFrontier Corp.	8,200	390,156

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
National Oilwell Varco, Inc.	15,900	$1,238,133
Oil States International, Inc. (a)	2,820	278,052
RPC, Inc.	1,500	30,630
Superior Energy Services, Inc.	9,400	289,144
Tidewater, Inc.	30	1,459

		2,825,953

Pipelines — 0.2%
National Fuel Gas Co.	150	10,506
Spectra Energy Corp.	17,400	642,756

		653,262

		51,800,593

Financial — 29.0%
Banks — 9.4%
Associated Banc-Corp.	7,350	132,741
Bank of America Corp.	444,773	7,650,096
Bank of Hawaii Corp.	920	55,761
Bank of New York Mellon Corp.	27,050	954,594
BB&T Corp.	27,919	1,121,506
BOK Financial Corp.	700	48,335
Capital One Financial Corp.	21,950	1,693,662
CapitalSource, Inc.	36,500	532,535
City National Corp.	1,970	155,078
Comerica, Inc.	8,600	445,480
Commerce Bancshares, Inc.	3,730	173,147
Cullen/Frost Bankers, Inc.	1,000	77,530
East West Bancorp, Inc.	6,900	251,850
Fifth Third Bancorp	42,360	972,162
First Citizens BancShares, Inc. Class A	438	105,449
First Horizon National Corp.	3,016	37,217
First Republic Bank	2,600	140,374
Fulton Financial Corp.	4,800	60,384
Huntington Bancshares, Inc.	57,971	577,971
KeyCorp	43,700	622,288
M&T Bank Corp.	285	34,571
Northern Trust Corp.	3,600	236,016
PNC Financial Services Group, Inc.	22,036	1,917,132
Popular, Inc. (a)	14,900	461,751
Regions Financial Corp.	45,260	502,839
Signature Bank (a)	1,500	188,385
State Street Corp.	17,200	1,196,260
SunTrust Banks, Inc.	23,300	927,107
SVB Financial Group (a)	1,700	218,926
Synovus Financial Corp.	22,200	75,258
U.S. Bancorp	50,990	2,185,431
Valley National Bancorp	46,868	487,896
Wells Fargo & Co.	179,110	8,908,931
Zions Bancorp	3,250	100,685

		33,249,348

Diversified Financial — 7.4%
Air Lease Corp.	2,200	82,038

	Number of Shares	Value
Ameriprise Financial, Inc.	6,430	$707,750
BlackRock, Inc.	3,010	946,585
The Charles Schwab Corp.	37,600	1,027,608
CIT Group, Inc.	5,000	245,100
Citigroup, Inc.	108,971	5,187,020
CME Group, Inc.	6,060	448,501
Discover Financial Services	19,800	1,152,162
E*TRADE Financial Corp. (a)	10,500	241,710
The Goldman Sachs Group, Inc.	19,170	3,141,004
Interactive Brokers Group, Inc. Class A	2,900	62,843
IntercontinentalExchange, Inc.	677	133,931
Invesco Ltd.	16,100	595,700
JP Morgan Chase & Co.	151,027	9,168,849
Legg Mason, Inc.	10,000	490,400
LPL Financial Holdings, Inc.	500	26,270
Morgan Stanley	45,900	1,430,703
The NASDAQ OMX Group, Inc.	4,100	151,454
Raymond James Financial, Inc.	4,500	251,685
SLM Corp.	26,600	651,168
TD Ameritrade Holding Corp.	7,700	261,415

		26,403,896

Insurance — 9.1%
ACE Ltd.	12,700	1,258,062
Aflac, Inc.	9,900	624,096
Alleghany Corp. (a)	235	95,734
Allied World Assurance Co. Holdings Ltd.	3,120	321,953
The Allstate Corp.	9,700	548,826
American Financial Group, Inc.	3,500	201,985
American International Group, Inc.	58,602	2,930,686
American National Insurance Co.	1,120	126,616
Aon PLC	2,460	207,329
Arch Capital Group Ltd. (a)	4,100	235,914
Aspen Insurance Holdings Ltd.	14,900	591,530
Assurant, Inc.	15,890	1,032,214
Assured Guaranty Ltd.	22,900	579,828
Axis Capital Holdings Ltd.	9,400	430,990
Berkshire Hathaway, Inc. Class B (a)	70,330	8,789,140
Brown & Brown, Inc.	1,100	33,836
The Chubb Corp.	6,660	594,738
Cincinnati Financial Corp.	3,620	176,149
CNA Financial Corp.	10,100	431,472
Endurance Specialty Holdings Ltd.	8,900	479,087
Everest Re Group Ltd.	1,680	257,124
Fidelity National Financial, Inc. Class A	5,757	181,000
Genworth Financial, Inc. Class A (a)	36,460	646,436
The Hanover Insurance Group, Inc.	2,100	129,024
The Hartford Financial Services Group, Inc.	17,490	616,872
HCC Insurance Holdings, Inc.	4,470	203,340
ING US, Inc.	9,100	330,057

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kemper Corp.	1,650	$64,631
Lincoln National Corp.	13,598	689,011
Loews Corp.	4,320	190,296
Markel Corp. (a)	5	2,981
Marsh & McLennan Cos., Inc.	3,600	177,480
MBIA, Inc. (a)	3,100	43,369
Mercury General Corp.	7,090	319,617
MetLife, Inc.	31,840	1,681,152
Old Republic International Corp.	9,000	147,600
PartnerRe Ltd.	4,800	496,800
Principal Financial Group, Inc.	15,600	717,444
ProAssurance Corp.	3,800	169,214
The Progressive Corp.	3,300	79,926
Protective Life Corp.	9,480	498,553
Prudential Financial, Inc.	13,200	1,117,380
Reinsurance Group of America, Inc. Class A	4,650	370,279
RenaissanceRe Holdings Ltd.	4,700	458,720
StanCorp Financial Group, Inc.	8,070	539,076
Torchmark Corp.	3,660	288,042
The Travelers Cos., Inc.	10,669	907,932
Unum Group	13,900	490,809
Validus Holdings Ltd.	2,800	105,588
W.R. Berkley Corp.	2,100	87,402
White Mountains Insurance Group Ltd.	353	211,765
XL Group PLC	9,550	298,438

		32,207,543

Investment Companies — 0.1%
American Capital Ltd. (a)	5,900	93,161
Ares Capital Corp.	8,100	142,722

		235,883

Real Estate — 0.2%
The Howard Hughes Corp. (a)	600	85,626
Jones Lang LaSalle, Inc.	3,100	367,350
WP Carey, Inc.	2,600	156,182

		609,158

Real Estate Investment Trusts (REITS) — 2.4%
Alexandria Real Estate Equities, Inc.	1,600	116,096
American Campus Communities, Inc.	100	3,735
American Capital Agency Corp.	26,500	569,485
Annaly Capital Management, Inc.	51,060	560,128
AvalonBay Communities, Inc.	4,474	587,526
BioMed Realty Trust, Inc.	1,600	32,784
Brandywine Realty Trust	7,200	104,112
BRE Properties, Inc.	2,200	138,116
Chimera Investment Corp.	134,700	412,182
CommonWealth	10,367	272,652
Equity Residential	11,900	690,081
General Growth Properties, Inc.	540	11,880
Hatteras Financial Corp.	400	7,540

	Number of Shares	Value
HCP, Inc.	12,700	$492,633
Hospitality Properties Trust	4,540	130,389
Host Hotels & Resorts, Inc.	41,703	844,069
Kimco Realty Corp.	17,000	371,960
Liberty Property Trust	2,170	80,203
The Macerich Co.	6,182	385,324
Mack-Cali Realty Corp.	60	1,247
MFA Financial, Inc.	108,900	843,975
Piedmont Office Realty Trust, Inc. Class A	7,600	130,340
Post Properties, Inc.	900	44,190
Prologis, Inc.	85	3,471
Senior Housing Properties Trust	11,400	256,158
SL Green Realty Corp.	4,900	493,038
Starwood Property Trust, Inc.	15,000	353,850
Two Harbors Investment Corp.	25,400	260,350
Vornado Realty Trust	58	5,716
Weingarten Realty Investors	5,400	162,000

		8,365,230

Savings & Loans — 0.4%
BankUnited, Inc.	900	31,293
First Niagara Financial Group, Inc.	34,600	326,970
Hudson City Bancorp, Inc.	10,350	101,740
New York Community Bancorp, Inc.	21,290	342,130
People’s United Financial, Inc.	18,900	281,043
Washington Federal, Inc.	16,116	375,503

		1,458,679

		102,529,737

Industrial — 10.1%
Aerospace & Defense — 1.6%
Alliant Techsystems, Inc.	1,550	220,332
Exelis, Inc.	31,700	602,617
General Dynamics Corp.	9,780	1,065,238
L-3 Communications Holdings, Inc.	5,160	609,654
Northrop Grumman Corp.	11,860	1,463,287
Raytheon Co.	13,070	1,291,185
Spirit AeroSystems Holdings, Inc. Class A (a)	7,700	217,063
United Technologies Corp.	2,470	288,595

		5,757,971

Building Materials — 0.0%
Fortune Brands Home & Security, Inc.	800	33,664

Electrical Components & Equipment — 0.2%
Emerson Electric Co.	5,400	360,720
Energizer Holdings, Inc.	2,030	204,502
Hubbell, Inc. Class B	400	47,948

		613,170

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 1.0%
Agilent Technologies, Inc.	10,000	$559,200
Allegion PLC	600	31,302
Arrow Electronics, Inc. (a)	8,600	510,496
Avnet, Inc.	8,000	372,240
AVX Corp.	1,400	18,452
Dolby Laboratories, Inc. Class A (a)	1,400	62,300
FLIR Systems, Inc.	5,200	187,200
Garmin Ltd.	3,300	182,358
Gentex Corp.	26,037	820,947
Jabil Circuit, Inc.	24,800	446,400
PerkinElmer, Inc.	310	13,968
Vishay Intertechnology, Inc.	9,800	145,824

		3,350,687

Engineering & Construction — 0.5%
AECOM Technology Corp. (a)	23,300	749,561
Fluor Corp.	2,200	171,006
Jacobs Engineering Group, Inc. (a)	4,500	285,750
KBR, Inc.	2,400	64,032
URS Corp.	8,400	395,304

		1,665,653

Environmental Controls — 0.2%
Republic Services, Inc.	4,690	160,210
Waste Connections, Inc.	450	19,737
Waste Management, Inc.	11,340	477,074

		657,021

Hand & Machine Tools — 0.1%
Kennametal, Inc.	2,800	124,040
Snap-on, Inc.	2,030	230,365
Stanley Black & Decker, Inc.	1,035	84,083

		438,488

Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	25,400	2,523,998
CNH Industrial NV (a)	22,584	259,716
Ingersoll-Rand PLC	1,800	103,032
Joy Global, Inc.	4,500	261,000
Terex Corp.	2,200	97,460

		3,245,206

Machinery – Diversified — 0.4%
AGCO Corp.	5,870	323,789
Cummins, Inc.	1,200	178,788
IDEX Corp.	5,600	408,184
Xylem, Inc.	5,200	189,384
Zebra Technologies Corp. Class A (a)	3,600	249,876

		1,350,021

Manufacturing — 4.3%
3M Co.	2,460	333,724
A.O. Smith Corp.	900	41,418
AptarGroup, Inc.	1,000	66,100
Carlisle Cos., Inc.	2,000	158,680

	Number of Shares	Value
Crane Co.	4,120	$293,138
Danaher Corp.	17,400	1,305,000
Dover Corp.	300	24,525
Eaton Corp. PLC	3,072	230,769
General Electric Co.	403,690	10,451,534
Illinois Tool Works, Inc.	2,700	219,591
Leggett & Platt, Inc.	4,610	150,470
Parker Hannifin Corp.	5,360	641,646
Pentair Ltd.	5,319	422,009
SPX Corp.	1,700	167,127
Textron, Inc.	9,400	369,326
Trinity Industries, Inc.	4,700	338,729

		15,213,786

Metal Fabricate & Hardware — 0.1%
The Timken Co.	3,100	182,218

Packaging & Containers — 0.1%
Bemis Co., Inc.	760	29,822
Crown Holdings, Inc. (a)	900	40,266
Greif, Inc. Class A	1,900	99,731
Owens-Illinois, Inc. (a)	2,300	77,809
Sonoco Products Co.	4,200	172,284

		419,912

Transportation — 0.6%
Con-way, Inc.	4,400	180,752
CSX Corp.	14,800	428,756
FedEx Corp.	5,810	770,174
Norfolk Southern Corp.	7,200	699,624
Ryder System, Inc.	1,790	143,057

		2,222,363

Trucking & Leasing — 0.1%
AMERCO	840	194,981
GATX Corp.	4,000	271,520

		466,501

		35,616,661

Technology — 7.1%
Computers — 3.6%
Apple, Inc.	7,810	4,191,940
Brocade Communications Systems, Inc. (a)	46,500	493,365
Computer Sciences Corp.	4,470	271,865
DST Systems, Inc.	2,000	189,580
EMC Corp.	36,200	992,242
Hewlett-Packard Co.	98,100	3,174,516
Lexmark International, Inc. Class A	17,900	828,591
MICROS Systems, Inc. (a)	5,300	280,529
SanDisk Corp.	9,500	771,305
Synopsys, Inc. (a)	11,000	422,510
Western Digital Corp.	11,200	1,028,384

		12,644,827

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc.	27,700	$719,923
Xerox Corp.	53,556	605,183

		1,325,106

Semiconductors — 2.3%
Analog Devices, Inc.	2,300	122,222
Applied Materials, Inc.	13,800	281,796
Broadcom Corp. Class A	6,900	217,212
Freescale Semiconductor Ltd. (a)	5,000	122,050
Intel Corp.	182,200	4,702,582
KLA-Tencor Corp.	6,600	456,324
Lam Research Corp. (a)	9,152	503,360
LSI Corp.	16,700	184,869
Marvell Technology Group Ltd.	36,500	574,875
Micron Technology, Inc. (a)	21,600	511,056
NVIDIA Corp.	24,900	445,959
Rovi Corp. (a)	4,700	107,066
Teradyne, Inc. (a)	200	3,978

		8,233,349

Software — 0.8%
Activision Blizzard, Inc.	20,800	425,152
Adobe Systems, Inc. (a)	1,500	98,610
CA, Inc.	17,490	541,665
Compuware Corp.	90	945
The Dun & Bradstreet Corp.	2,610	259,304
Electronic Arts, Inc. (a)	13,000	377,130
Fidelity National Information Services, Inc.	9,200	491,740
Leidos Holdings, Inc.	9,150	323,635
Science Applications International Corp.	5,214	194,951
SEI Investments Co.	5,900	198,299
VeriFone Systems, Inc. (a)	2,500	84,550

		2,995,981

		25,199,263

Utilities — 5.5%
Electric — 4.9%
The AES Corp.	30,500	435,540
Alliant Energy Corp.	4,300	244,283
Ameren Corp.	8,060	332,072
American Electric Power Co., Inc.	24,930	1,262,954
Calpine Corp. (a)	700	14,637
CenterPoint Energy, Inc.	23,300	551,977
CMS Energy Corp.	13,900	406,992
Consolidated Edison, Inc.	13,860	743,589
Dominion Resources, Inc.	4,000	283,960
DTE Energy Co.	5,510	409,338
Duke Energy Corp.	36,114	2,572,039
Edison International	18,080	1,023,509
Entergy Corp.	7,500	501,375
Exelon Corp.	43,575	1,462,377

	Number of Shares	Value
FirstEnergy Corp.	19,927	$678,116
Great Plains Energy, Inc.	9,837	265,992
Hawaiian Electric Industries, Inc.	1,700	43,214
Integrys Energy Group, Inc.	940	56,071
MDU Resources Group, Inc.	3,700	126,947
NextEra Energy, Inc.	4,710	450,370
Northeast Utilities	7,081	322,185
NRG Energy, Inc.	12,600	400,680
OGE Energy Corp.	7,120	261,731
Pepco Holdings, Inc.	6,910	141,517
PG&E Corp.	12,530	541,296
Pinnacle West Capital Corp.	1,260	68,872
PPL Corp.	32,500	1,077,050
Public Service Enterprise Group, Inc.	35,500	1,353,970
SCANA Corp.	1,320	67,742
The Southern Co.	5,950	261,443
TECO Energy, Inc.	8,030	137,715
Westar Energy, Inc.	7,600	267,216
Wisconsin Energy Corp.	3,660	170,373
Xcel Energy, Inc.	16,720	507,619

		17,444,761

Gas — 0.6%
AGL Resources, Inc.	10,660	521,914
Atmos Energy Corp.	4,350	205,015
NiSource, Inc.	8,090	287,438
Sempra Energy	6,910	668,612
UGI Corp.	1,490	67,959
Vectren Corp.	4,150	163,468

		1,914,406

Water — 0.0%
American Water Works Co., Inc.	1,400	63,560
Aqua America, Inc.	25	627

		64,187

		19,423,354

TOTAL COMMON STOCK (Cost $305,501,275)		353,482,990

TOTAL EQUITIES (Cost $305,501,275)		353,482,990

TOTAL LONG-TERM INVESTMENTS (Cost $305,501,275)		353,482,990

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$2,641,499	2,641,499

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	$4,563	$4,563

TOTAL SHORT-TERM INVESTMENTS (Cost $2,646,062)		2,646,062

TOTAL INVESTMENTS — 100.7% (Cost $308,147,337) (c)		356,129,052

Other Assets/(Liabilities) — (0.7)%		(2,339,489)

NET ASSETS — 100.0%		$353,789,563

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $2,641,500. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates of 8/15/29, and an aggregate market value, including accrued interest, of $2,694,607.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.1%
Basic Materials — 2.6%
Chemicals — 0.7%
Air Products & Chemicals, Inc.	8,230	$979,699
PPG Industries, Inc.	2,290	443,023

		1,422,722

Mining — 1.9%
Vulcan Materials Co.	53,875	3,579,994

		5,002,716

Communications — 15.6%
Internet — 7.3%
eBay, Inc. (a)	83,910	4,635,188
Facebook, Inc. Class A (a)	31,590	1,902,982
Google, Inc. Class A (a)	6,908	7,699,035

		14,237,205

Media — 4.6%
Comcast Corp. Class A	75,350	3,769,007
The McGraw Hill Financial, Inc.	48,360	3,689,868
Twenty-First Century Fox Class A	47,200	1,508,984

		8,967,859

Telecommunications — 3.7%
Amdocs Ltd.	52,790	2,452,623
Corning, Inc.	63,054	1,312,784
Verizon Communications, Inc.	69,950	3,327,522

		7,092,929

		30,297,993

Consumer, Cyclical — 5.7%
Automotive & Parts — 1.5%
Delphi Automotive PLC	44,280	3,004,841

Retail — 4.2%
AutoZone, Inc. (a)	10,196	5,476,272
PVH Corp.	10,000	1,247,700
The TJX Cos., Inc.	24,270	1,471,975

		8,195,947

		11,200,788

Consumer, Non-cyclical — 28.0%
Agriculture — 3.1%
Philip Morris International, Inc.	73,401	6,009,340

Beverages — 0.5%
Diageo PLC	31,440	975,797

Commercial Services — 1.0%
MasterCard, Inc. Class A	25,570	1,910,079

Foods — 2.8%
Mondelez International, Inc. Class A	155,350	5,367,342

Health Care – Products — 3.7%
Covidien PLC	55,699	4,102,788

	Number of Shares	Value
Intuitive Surgical, Inc. (a)	7,220	$3,162,288

		7,265,076

Health Care – Services — 1.5%
UnitedHealth Group, Inc.	36,990	3,032,810

Household Products — 1.4%
Henkel AG & Co. KGaA	27,582	2,772,566

Pharmaceuticals — 14.0%
AbbVie, Inc.	40,458	2,079,541
Actavis PLC (a)	21,094	4,342,200
Allergan, Inc.	26,690	3,312,229
Express Scripts Holding Co. (a)	75,560	5,673,800
Gilead Sciences, Inc. (a)	54,370	3,852,658
Pfizer, Inc.	164,263	5,276,128
Zoetis, Inc.	92,275	2,670,439

		27,206,995

		54,540,005

Energy — 9.7%
Oil & Gas — 6.4%
Chevron Corp.	58,830	6,995,475
Noble Energy, Inc.	77,540	5,508,442

		12,503,917

Oil & Gas Services — 3.3%
National Oilwell Varco, Inc.	82,262	6,405,742

		18,909,659

Financial — 17.9%
Diversified Financial — 12.9%
CIT Group, Inc.	91,294	4,475,232
Citigroup, Inc.	94,774	4,511,242
CME Group, Inc.	55,585	4,113,846
Discover Financial Services	91,420	5,319,730
JP Morgan Chase & Co.	109,851	6,669,054

		25,089,104

Insurance — 4.3%
American International Group, Inc.	90,110	4,506,401
Lincoln National Corp.	27,550	1,395,959
Marsh & McLennan Cos., Inc.	50,423	2,485,854

		8,388,214

Real Estate Investment Trusts (REITS) — 0.7%
Digital Realty Trust, Inc. (b)	23,900	1,268,612

		34,745,930

Industrial — 11.6%
Aerospace & Defense — 0.2%
L-3 Communications Holdings, Inc.	3,680	434,792

Machinery – Diversified — 2.8%
Deere & Co.	60,000	5,448,000

Manufacturing — 6.0%
General Electric Co.	239,600	6,203,244

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tyco International Ltd.	128,970	$5,468,328

		11,671,572

Transportation — 2.6%
Canadian National Railway Co.	75,660	4,253,605
CSX Corp.	24,819	719,007

		4,972,612

		22,526,976

Technology — 6.7%
Computers — 6.3%
Apple, Inc.	14,505	7,785,414
Western Digital Corp.	47,916	4,399,647

		12,185,061

Semiconductors — 0.4%
Applied Materials, Inc.	39,610	808,836

		12,993,897

Utilities — 1.3%
Electric — 1.3%
Exelon Corp.	77,760	2,609,625

TOTAL COMMON STOCK (Cost $150,085,699)		192,827,589

PREFERRED STOCK — 0.4%
Consumer, Non-cyclical — 0.4%
Household Products — 0.4%
Henkel AG & Co. KGaA 1.260%	6,813	733,259

TOTAL PREFERRED STOCK (Cost $620,914)		733,259

TOTAL EQUITIES (Cost $150,706,613)		193,560,848

MUTUAL FUNDS — 0.6%
Diversified Financial — 0.6%
State Street Navigator Securities Lending Prime Portfolio (c)	1,224,477	1,224,477

TOTAL MUTUAL FUNDS (Cost $1,224,477)		1,224,477

TOTAL LONG-TERM INVESTMENTS (Cost $151,931,090)		194,785,325

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (d)	$1,810,293	1,810,293

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	$18,170	$18,170

TOTAL SHORT-TERM INVESTMENTS (Cost $1,828,463)		1,828,463

TOTAL INVESTMENTS — 101.1% (Cost $153,759,553) (e)		196,613,788

Other Assets/(Liabilities) — (1.1)%		(2,079,774)

NET ASSETS — 100.0%		$194,534,014

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $1,198,069 or 0.62% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,810,293. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates of 11/25/40, and an aggregate market value, including accrued interest, of $1,849,285.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.1%

COMMON STOCK — 95.1%
Basic Materials — 3.5%
Chemicals — 3.5%
The Dow Chemical Co.	40,570	$1,971,296
Methanex Corp.	19,490	1,246,191
PPG Industries, Inc.	15,830	3,062,472

		6,279,959

Communications — 18.7%
Internet — 11.5%
Amazon.com, Inc. (a)	5,148	1,732,405
Facebook, Inc. Class A (a)	102,490	6,173,998
Google, Inc. Class A (a)	5,000	5,572,550
LinkedIn Corp. Class A (a)	21,990	4,066,831
Priceline.com, Inc. (a)	980	1,168,052
TripAdvisor, Inc. (a)	21,870	1,981,203

		20,695,039

Media — 6.0%
Time Warner, Inc.	36,540	2,387,158
Twenty-First Century Fox, Inc.	103,280	3,214,073
The Walt Disney Co.	66,310	5,309,442

		10,910,673

Telecommunications — 1.2%
Cisco Systems, Inc.	95,810	2,147,102

		33,752,814

Consumer, Cyclical — 9.0%
Apparel — 1.2%
Nike, Inc. Class B	21,260	1,570,264
VF Corp.	9,330	577,340

		2,147,604

Automotive & Parts — 0.5%
Magna International, Inc. Class A	9,090	875,458

Home Furnishing — 1.0%
Harman International Industries, Inc.	17,090	1,818,376

Retail — 6.3%
Chipotle Mexican Grill, Inc. (a)	2,620	1,488,291
Costco Wholesale Corp.	6,400	714,752
CVS Caremark Corp.	54,510	4,080,619
The Home Depot, Inc.	21,570	1,706,834
Tiffany & Co.	13,770	1,186,285
The TJX Cos., Inc.	37,500	2,274,375

		11,451,156

		16,292,594

Consumer, Non-cyclical — 29.6%
Beverages — 1.8%
Brown-Forman Corp. Class B	24,415	2,189,781
SABMiller PLC	20,380	1,017,947

		3,207,728

	Number of Shares	Value
Biotechnology — 7.8%
Amgen, Inc.	16,260	$2,005,508
Biogen Idec, Inc. (a)	20,240	6,190,809
Celgene Corp. (a)	25,409	3,547,097
Vertex Pharmaceuticals, Inc. (a)	31,720	2,243,238

		13,986,652

Commercial Services — 5.6%
FleetCor Technologies, Inc. (a)	13,620	1,567,662
MasterCard, Inc. Class A	55,060	4,112,982
United Rentals, Inc. (a)	12,250	1,163,015
Visa, Inc. Class A	15,190	3,278,913

		10,122,572

Foods — 1.9%
The Hershey Co.	32,980	3,443,112

Health Care – Services — 3.0%
Thermo Fisher Scientific, Inc.	21,980	2,642,875
UnitedHealth Group, Inc.	34,370	2,817,997

		5,460,872

Pharmaceuticals — 9.5%
Actavis PLC (a)	8,020	1,650,917
Allergan, Inc.	13,030	1,617,023
Bristol-Myers Squibb Co.	54,280	2,819,846
Gilead Sciences, Inc. (a)	77,460	5,488,816
Pfizer, Inc.	117,670	3,779,560
Roche Holding AG	5,658	1,700,719

		17,056,881

		53,277,817

Energy — 4.8%
Oil & Gas — 3.8%
Antero Resources Corp. (a)	16,610	1,039,786
EOG Resources, Inc.	21,710	4,258,851
Pioneer Natural Resources Co.	8,340	1,560,747

		6,859,384

Oil & Gas Services — 1.0%
Halliburton Co.	12,570	740,247
Oceaneering International, Inc.	15,690	1,127,484

		1,867,731

		8,727,115

Financial — 7.7%
Banks — 2.2%
Northern Trust Corp.	58,840	3,857,550

Diversified Financial — 3.9%
Ameriprise Financial, Inc.	14,790	1,627,935
The Charles Schwab Corp.	57,280	1,565,463
Discover Financial Services	16,020	932,204
The Goldman Sachs Group, Inc.	6,000	983,100
Invesco Ltd.	53,580	1,982,460

		7,091,162

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 1.6%
Aon PLC	33,580	$2,830,122

		13,778,834

Industrial — 9.1%
Aerospace & Defense — 1.0%
BE Aerospace, Inc. (a)	21,410	1,858,174

Building Materials — 0.5%
Fortune Brands Home & Security, Inc.	22,550	948,904

Electrical Components & Equipment — 0.8%
AMETEK, Inc.	29,560	1,522,044

Electronics — 1.5%
Agilent Technologies, Inc.	35,090	1,962,233
Allegion PLC	12,483	651,238

		2,613,471

Machinery – Construction & Mining — 2.2%
Caterpillar, Inc.	20,430	2,030,129
Ingersoll-Rand PLC	34,290	1,962,760

		3,992,889

Manufacturing — 2.1%
Pall Corp.	10,730	960,013
Parker Hannifin Corp.	23,410	2,802,411

		3,762,424

Metal Fabricate & Hardware — 1.0%
Precision Castparts Corp.	6,910	1,746,572

		16,444,478

Technology — 12.7%
Computers — 8.6%
Apple, Inc.	18,632	10,000,540
EMC Corp.	121,030	3,317,432
Western Digital Corp.	23,800	2,185,316

		15,503,288

Semiconductors — 0.8%
Xilinx, Inc.	26,300	1,427,301

Software — 3.3%
Autodesk, Inc. (a)	60,790	2,989,652
Cerner Corp. (a)	40,070	2,253,938
Salesforce.com, Inc. (a)	13,680	780,991

		6,024,581

		22,955,170

TOTAL COMMON STOCK (Cost $141,964,493)		171,508,781

TOTAL EQUITIES (Cost $141,964,493)		171,508,781

TOTAL LONG-TERM INVESTMENTS (Cost $141,964,493)		171,508,781

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.7%
Repurchase Agreement — 4.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$8,526,544	$8,526,544

TOTAL SHORT-TERM INVESTMENTS (Cost $8,526,544)		8,526,544

TOTAL INVESTMENTS — 99.8% (Cost $150,491,037) (c)		180,035,325

Other Assets/(Liabilities) — 0.2%		326,611

NET ASSETS — 100.0%		$180,361,936

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $8,526,546. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates of 11/25/40, and an aggregate market value, including accrued interest, of $8,699,280.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Basic Materials — 3.1%
Chemicals — 2.7%
Albemarle Corp.	2,000	$132,840
Celanese Corp. Series A	5,990	332,505
The Dow Chemical Co.	22,000	1,068,980
E.I. du Pont de Nemours & Co.	36,100	2,422,310
Eastman Chemical Co.	6,196	534,157
Ecolab, Inc.	3,638	392,868
International Flavors & Fragrances, Inc.	2,500	239,175
LyondellBasell Industries NV Class A	16,000	1,423,040
Monsanto Co.	7,620	866,927
NewMarket Corp.	70	27,355
PPG Industries, Inc.	6,270	1,212,994
Praxair, Inc.	340	44,530
Rockwood Holdings, Inc.	800	59,520
RPM International, Inc.	1,700	71,128
The Sherwin-Williams Co.	1,850	364,690
Sigma-Aldrich Corp.	4,970	464,099
The Valspar Corp.	1,900	137,028
W.R. Grace & Co. (a)	1,800	178,506
Westlake Chemical Corp.	2,200	145,596

		10,118,248

Forest Products & Paper — 0.3%
International Paper Co.	17,400	798,312
Rayonier, Inc.	65	2,984
Rock-Tenn Co. Class A	4,040	426,503

		1,227,799

Mining — 0.1%
Compass Minerals International, Inc.	1,500	123,780
Southern Copper Corp.	4,202	122,320

		246,100

		11,592,147

Communications — 17.3%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc. Class A	14,900	135,739
The Interpublic Group of Companies, Inc.	1,500	25,710
Lamar Advertising Co. Class A (a)	2,000	101,980
Omnicom Group, Inc.	5,200	377,520

		640,949

Internet — 7.2%
Akamai Technologies, Inc. (a)	6,400	372,544
Amazon.com, Inc. (a)	8,811	2,965,078
CDW Corp.	11,200	307,328

	Number of Shares	Value
eBay, Inc. (a)	19,530	$1,078,837
Expedia, Inc.	5,400	391,500
F5 Networks, Inc. (a)	2,830	301,763
Facebook, Inc. Class A (a)	53,200	3,204,768
Google, Inc. Class A (a)	9,439	10,519,860
Groupon, Inc. (a)	5,400	42,336
HomeAway, Inc. (a)	6,500	244,855
IAC/InterActiveCorp	2,500	178,475
Liberty Interactive Corp. Class A (a)	1,900	54,853
Liberty Ventures Series A (a)	4,050	527,836
Netflix, Inc. (a)	2,561	901,549
Priceline.com, Inc. (a)	2,555	3,045,279
Symantec Corp.	28,900	577,133
TIBCO Software, Inc. (a)	8,600	174,752
TripAdvisor, Inc. (a)	3,800	344,242
VeriSign, Inc. (a)	23,540	1,269,041

		26,502,029

Media — 4.8%
AMC Networks, Inc. (a)	3,500	255,815
Cablevision Systems Corp. Class A	17,100	288,477
CBS Corp. Class B	17,100	1,056,780
Comcast Corp. Class A	109,500	5,477,190
DIRECTV (a)	30,500	2,330,810
Discovery Communications, Inc. Series A (a)	600	49,620
DISH Network Corp. Class A (a)	5,600	348,376
FactSet Research Systems, Inc.	50	5,391
Liberty Global PLC Series A (a)	14,627	608,483
The McGraw Hill Financial, Inc.	3,670	280,021
News Corp. Class A (a)	6,000	103,320
Scripps Networks Interactive Class A	2,400	182,184
Starz Class A (a)	19,200	619,776
Time Warner Cable, Inc.	10,400	1,426,672
Twenty-First Century Fox Class A	33,400	1,067,798
Viacom, Inc. Class B	24,900	2,116,251
The Walt Disney Co.	20,200	1,617,414

		17,834,378

Telecommunications — 5.1%
CommScope Holding Co., Inc. (a)	800	19,744
Harris Corp.	17,870	1,307,369
Intelsat SA (a)	24,600	460,512
JDS Uniphase Corp. (a)	32,200	450,800
Juniper Networks, Inc. (a)	22,400	577,024
Level 3 Communications, Inc. (a)	2,800	109,592
Motorola Solutions, Inc.	10,500	675,045
NeuStar, Inc. Class A (a)	3,200	104,032
Palo Alto Networks, Inc. (a)	1,700	116,620
QUALCOMM, Inc.	67,990	5,361,692
SBA Communications Corp. Class A (a)	1,770	160,999
Sprint Corp. (a)	26,000	238,940

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
tw telecom, Inc. (a)	200	$6,252
Verizon Communications, Inc.	186,300	8,862,291
Windstream Corp.	68,470	564,193

		19,015,105

		63,992,461

Consumer, Cyclical — 15.3%
Airlines — 1.4%
Alaska Air Group, Inc.	15,700	1,464,967
American Airlines Group, Inc. (a)	18,900	691,740
Copa Holdings SA Class A	4,270	619,961
Delta Air Lines, Inc.	26,500	918,225
Southwest Airlines Co.	57,300	1,352,853

		5,047,746

Apparel — 1.0%
Ascena Retail Group, Inc. (a)	900	15,552
Carter’s, Inc.	2,400	186,360
Deckers Outdoor Corp. (a)	8,900	709,597
Nike, Inc. Class B	25,680	1,896,725
Ralph Lauren Corp.	150	24,139
VF Corp.	14,600	903,448

		3,735,821

Auto Manufacturers — 0.3%
Ford Motor Co.	71,400	1,113,840
Navistar International Corp. (a)	4,300	145,641

		1,259,481

Automotive & Parts — 1.0%
Allison Transmission Holdings, Inc.	200	5,988
BorgWarner, Inc.	9,080	558,148
Delphi Automotive PLC	10,900	739,674
The Goodyear Tire & Rubber Co.	37,800	987,714
Lear Corp.	9,200	770,224
Visteon Corp/New (a)	3,900	344,916
WABCO Holdings, Inc. (a)	900	95,004

		3,501,668

Distribution & Wholesale — 0.2%
Fossil Group, Inc. (a)	810	94,454
Genuine Parts Co.	1,400	121,590
MRC Global, Inc. (a)	20,600	555,376
W.W. Grainger, Inc.	250	63,165

		834,585

Entertainment — 0.6%
Bally Technologies, Inc. (a)	12,700	841,629
Cinemark Holdings, Inc.	7,600	220,476
International Game Technology	19,200	269,952
Lions Gate Entertainment Corp.	21,600	577,368
The Madison Square Garden Co. Class A (a)	2,800	158,984
Regal Entertainment Group Class A	11,000	205,480
Six Flags Entertainment Corp.	1,200	48,180

		2,322,069

	Number of Shares	Value
Home Builders — 0.2%
PulteGroup, Inc.	27,500	$527,725
Taylor Morrison Home Corp. Class A (a)	9,200	216,200
Thor Industries, Inc.	1,600	97,696

		841,621

Home Furnishing — 0.2%
Whirlpool Corp.	3,950	590,367

Housewares — 0.2%
Newell Rubbermaid, Inc.	5,700	170,430
The Toro Co.	8,780	554,808

		725,238

Leisure Time — 0.2%
Harley-Davidson, Inc.	5,100	339,711
Norwegian Cruise Line Holdings Ltd. (a)	200	6,454
Polaris Industries, Inc.	1,260	176,035

		522,200

Lodging — 0.8%
Las Vegas Sands Corp.	16,200	1,308,636
Marriott International, Inc. Class A	67	3,753
Starwood Hotels & Resorts Worldwide, Inc.	3,400	270,640
Wyndham Worldwide Corp.	6,700	490,641
Wynn Resorts Ltd.	4,500	999,675

		3,073,345

Retail — 9.1%
Abercrombie & Fitch Co. Class A	1,600	61,600
Advance Auto Parts, Inc.	2,740	346,610
American Eagle Outfitters, Inc.	15,100	184,824
AutoZone, Inc. (a)	1,768	949,593
Bed Bath & Beyond, Inc. (a)	7,300	502,240
Best Buy Co., Inc.	54,000	1,426,140
Big Lots, Inc. (a)	6,500	246,155
Brinker International, Inc.	5,900	309,455
CarMax, Inc. (a)	3,300	154,440
Chico’s FAS, Inc.	5,500	88,165
Chipotle Mexican Grill, Inc. (a)	703	399,339
Coach, Inc.	2,309	114,665
Costco Wholesale Corp.	11,850	1,323,408
CVS Caremark Corp.	3,300	247,038
Darden Restaurants, Inc.	300	15,228
Dick’s Sporting Goods, Inc.	400	21,844
Dillard’s, Inc. Class A	1,000	92,400
Dollar General Corp. (a)	6,100	338,428
Dollar Tree, Inc. (a)	6,420	334,996
Domino’s Pizza, Inc.	1,800	138,546
DSW, Inc. Class A	8,000	286,880
Dunkin’ Brands Group, Inc.	3,700	185,666
Family Dollar Stores, Inc.	30	1,740
Foot Locker, Inc.	400	18,792

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Gap, Inc.	16,400	$656,984
GNC Holdings, Inc. Class A	3,600	158,472
Hanesbrands, Inc.	8,500	650,080
The Home Depot, Inc.	64,800	5,127,624
L Brands, Inc.	7,600	431,452
Lowe’s Cos., Inc.	48,000	2,347,200
Macy’s, Inc.	22,700	1,345,883
McDonald’s Corp.	26,180	2,566,425
Michael Kors Holdings Ltd. (a)	6,600	615,582
MSC Industrial Direct Co., Inc. Class A	200	17,304
Nordstrom, Inc.	4,600	287,270
Nu Skin Enterprises, Inc. Class A	15,530	1,286,661
O’Reilly Automotive, Inc. (a)	4,370	648,464
Panera Bread Co. Class A (a)	120	21,176
PetSmart, Inc.	4,100	282,449
Ross Stores, Inc.	2,680	191,754
Sally Beauty Holdings, Inc. (a)	2,100	57,540
Starbucks Corp.	19,300	1,416,234
Target Corp.	23,800	1,440,138
Tiffany & Co.	2,000	172,300
The TJX Cos., Inc.	27,420	1,663,023
Tractor Supply Co.	1,800	127,134
Urban Outfitters, Inc. (a)	2,900	105,763
Wal-Mart Stores, Inc.	28,940	2,211,884
Walgreen Co.	25,900	1,710,177
Williams-Sonoma, Inc.	4,000	266,560
World Fuel Services Corp.	3,300	145,530
Yum! Brands, Inc.	1,040	78,406

		33,817,661

Textiles — 0.0%
Cintas Corp.	500	29,805

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,070	170,754
Mattel, Inc.	6,500	260,715

		431,469

		56,733,076

Consumer, Non-cyclical — 24.7%
Agriculture — 2.7%
Altria Group, Inc.	85,070	3,184,170
Archer-Daniels-Midland Co.	27,700	1,201,903
Lorillard, Inc.	16,990	918,819
Philip Morris International, Inc.	50,270	4,115,605
Reynolds American, Inc.	7,100	379,282

		9,799,779

Beverages — 3.4%
Brown-Forman Corp. Class B	87	7,803
The Coca-Cola Co.	149,860	5,793,588
Coca-Cola Enterprises, Inc.	16,300	778,488
Constellation Brands, Inc. Class A (a)	8,200	696,754
Dr. Pepper Snapple Group, Inc.	10,000	544,600

	Number of Shares	Value
Keurig Green Mountain, Inc.	9,500	$1,003,105
Monster Beverage Corp. (a)	600	41,670
PepsiCo, Inc.	46,623	3,893,020

		12,759,028

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (a)	4,600	699,798
Alkermes PLC (a)	2,500	110,225
Amgen, Inc.	39,040	4,815,194
Biogen Idec, Inc. (a)	5,320	1,627,228
Celgene Corp. (a)	15,190	2,120,524
Charles River Laboratories International, Inc. (a)	1,300	78,442
Illumina, Inc. (a)	650	96,629
Incyte Corp. (a)	4,900	262,248
Myriad Genetics, Inc. (a)	26,700	912,873
Regeneron Pharmaceuticals, Inc. (a)	270	81,076
Vertex Pharmaceuticals, Inc. (a)	500	35,360

		10,839,597

Commercial Services — 4.0%
Aaron’s, Inc.	2,750	83,160
Alliance Data Systems Corp. (a)	1,660	452,267
Automatic Data Processing, Inc.	14,880	1,149,629
Avis Budget Group, Inc. (a)	2,700	131,490
Booz Allen Hamilton Holding Corp.	20,100	442,200
Corrections Corporation of America	3,800	119,016
Donnelley (R.R.) & Sons Co.	47,600	852,040
Equifax, Inc.	1,800	122,454
FleetCor Technologies, Inc. (a)	1,600	184,160
Gartner, Inc. (a)	1,400	97,216
Genpact Ltd. (a)	22,600	393,692
Global Payments, Inc.	9,250	657,768
H&R Block, Inc.	5,400	163,026
Hertz Global Holdings, Inc. (a)	11,500	306,360
Iron Mountain, Inc.	1,999	55,112
KAR Auction Services, Inc.	5,700	172,995
MasterCard, Inc. Class A	17,360	1,296,792
McKesson Corp.	8,770	1,548,519
Moody’s Corp.	6,000	475,920
Morningstar, Inc.	1,500	118,530
Paychex, Inc.	3,600	153,360
Quanta Services, Inc. (a)	8,200	302,580
Robert Half International, Inc.	4,100	171,995
Service Corp. International	5,000	99,400
Total System Services, Inc.	11,500	349,715
United Rentals, Inc. (a)	2,800	265,832
Vantiv, Inc. Class A (a)	3,200	96,704
Visa, Inc. Class A	17,410	3,758,123
Weight Watchers International, Inc.	1,800	36,972
Western Union Co.	47,020	769,247

		14,826,274

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 0.6%
Avon Products, Inc.	57,500	$841,800
Colgate-Palmolive Co.	19,280	1,250,693
The Estee Lauder Cos., Inc. Class A	1,960	131,085

		2,223,578

Foods — 1.9%
Campbell Soup Co.	1,200	53,856
ConAgra Foods, Inc.	5,100	158,253
Flowers Foods, Inc.	1,500	32,175
General Mills, Inc.	25,360	1,314,155
The Hershey Co.	4,400	459,360
Hillshire Brands Co.	4,980	185,555
Hormel Foods Corp.	1,900	93,613
Ingredion, Inc.	300	20,424
Kellogg Co.	7,040	441,478
Kraft Foods Group, Inc.	29,366	1,647,433
The Kroger Co.	38,260	1,670,049
McCormick & Co., Inc.	700	50,218
Pinnacle Foods, Inc.	8,700	259,782
Safeway, Inc.	10,400	384,176
Sysco Corp.	1,200	43,356
WhiteWave Foods Co. Class A (a)	23	656
Whole Foods Market, Inc.	5,800	294,118

		7,108,657

Health Care – Products — 1.8%
Baxter International, Inc.	15,520	1,141,962
Becton, Dickinson & Co.	7,810	914,395
C.R. Bard, Inc.	2,850	421,743
The Cooper Cos., Inc.	1,380	189,557
Edwards Lifesciences Corp. (a)	1,820	134,989
Henry Schein, Inc. (a)	2,590	309,168
Hologic, Inc. (a)	7,500	161,250
IDEXX Laboratories, Inc. (a)	800	97,120
Intuitive Surgical, Inc. (a)	786	344,260
Johnson & Johnson	12,380	1,216,087
ResMed, Inc.	5,900	263,671
St. Jude Medical, Inc.	8,140	532,275
Stryker Corp.	9,000	733,230
Techne Corp.	840	71,711
Varian Medical Systems, Inc. (a)	500	41,995
Zimmer Holdings, Inc.	400	37,832

		6,611,245

Health Care – Services — 0.6%
Aetna, Inc.	3,200	239,904
Catamaran Corp. (a)	3,960	177,250
Cigna Corp.	600	50,238
Community Health Systems, Inc. (a)	300	11,751
Covance, Inc. (a)	2,000	207,800
DaVita HealthCare Partners, Inc. (a)	4,660	320,841
HCA Holdings, Inc. (a)	600	31,500
Laboratory Corporation of America Holdings (a)	3,120	306,415

	Number of Shares	Value
MEDNAX, Inc. (a)	3,200	$198,336
Quest Diagnostics, Inc.	800	46,336
Tenet Healthcare Corp. (a)	2,500	107,025
Universal Health Services, Inc. Class B	5,200	426,764

		2,124,160

Household Products — 1.1%
Avery Dennison Corp.	18,000	912,060
Church & Dwight Co., Inc.	5,560	384,029
The Clorox Co.	2,080	183,061
Jarden Corp. (a)	3,650	218,380
Kimberly-Clark Corp.	16,190	1,784,947
The Scotts Miracle-Gro Co. Class A	8,200	502,496
Tupperware Brands Corp.	1,400	117,264

		4,102,237

Pharmaceuticals — 5.7%
AbbVie, Inc.	84,400	4,338,160
Actavis PLC (a)	4,010	825,458
Allergan, Inc.	7,820	970,462
AmerisourceBergen Corp.	7,800	511,602
BioMarin Pharmaceutical, Inc. (a)	400	27,284
Bristol-Myers Squibb Co.	7,100	368,845
Cubist Pharmaceuticals, Inc. (a)	200	14,630
DENTSPLY International, Inc.	1,950	89,778
Eli Lilly & Co.	7,420	436,741
Endo International PLC (a)	11,800	810,070
Express Scripts Holding Co. (a)	36,080	2,709,247
Gilead Sciences, Inc. (a)	54,000	3,826,440
Herbalife Ltd.	11,180	640,279
Jazz Pharmaceuticals Plc (a)	4,870	675,372
Mead Johnson Nutrition Co.	8,100	673,434
Mylan, Inc. (a)	24,200	1,181,686
Patterson Cos., Inc.	1,700	70,992
Perrigo Co. PLC	350	54,131
Pharmacyclics, Inc. (a)	1,420	142,312
Salix Pharmaceuticals Ltd. (a)	9,000	932,490
Sirona Dental Systems, Inc. (a)	2,400	179,208
United Therapeutics Corp. (a)	11,990	1,127,420
Zoetis, Inc.	16,200	468,828

		21,074,869

		91,469,424

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	11,100	310,800

Energy — 4.2%
Oil & Gas — 1.8%
Anadarko Petroleum Corp.	7,700	652,652
Atwood Oceanics, Inc. (a)	2,000	100,780
Cheniere Energy, Inc. (a)	5,800	321,030
CVR Energy, Inc.	7,486	316,283
EOG Resources, Inc.	10,800	2,118,636

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
EQT Corp.	3,100	$300,607
Noble Energy, Inc.	2,440	173,338
Oasis Petroleum, Inc. (a)	2,100	87,633
Questar Corp.	900	21,402
Seadrill Ltd.	18,600	653,976
SM Energy Co.	4,900	349,321
Southwestern Energy Co. (a)	23,000	1,058,230
Whiting Petroleum Corp. (a)	6,000	416,340

		6,570,228

Oil & Gas Services — 2.1%
Baker Hughes, Inc.	10,600	689,212
Cameron International Corp. (a)	8,880	548,517
Dresser-Rand Group, Inc. (a)	70	4,089
Dril-Quip, Inc. (a)	1,780	199,538
Halliburton Co.	21,000	1,236,690
RPC, Inc.	3,750	76,575
Schlumberger Ltd.	52,800	5,148,000

		7,902,621

Pipelines — 0.3%
Kinder Morgan, Inc.	13,654	443,619
ONEOK, Inc.	7,000	414,750
The Williams Cos., Inc.	3,200	129,856

		988,225

		15,461,074

Financial — 4.5%
Banks — 0.0%
Signature Bank (a)	100	12,559

Diversified Financial — 2.5%
Affiliated Managers Group, Inc. (a)	1,860	372,093
American Express Co.	37,600	3,385,128
Ameriprise Financial, Inc.	5,800	638,406
Artisan Partners Asset Management, Inc.	200	12,850
BlackRock, Inc.	1,760	553,485
CBOE Holdings, Inc.	8,000	452,800
The Charles Schwab Corp.	15,900	434,547
Eaton Vance Corp.	3,500	133,560
Federated Investors, Inc. Class B	1,780	54,361
Franklin Resources, Inc.	11,090	600,856
IntercontinentalExchange, Inc.	1,920	379,834
Lazard Ltd. Class A	2,700	127,143
LPL Financial Holdings, Inc.	14,700	772,338
Nationstar Mortgage Holdings, Inc. (a)	8,600	279,156
Ocwen Financial Corp. (a)	2,200	86,196
T. Rowe Price Group, Inc.	9,700	798,795
Waddell & Reed Financial, Inc. Class A	3,600	265,032

		9,346,580

	Number of Shares	Value
Insurance — 1.8%
Allied World Assurance Co. Holdings Ltd.	1,830	$188,838
American Financial Group, Inc.	12,200	704,062
Aon PLC	10,300	868,084
Arch Capital Group Ltd. (a)	5,000	287,700
Arthur J. Gallagher & Co.	3,200	152,256
Axis Capital Holdings Ltd.	12,600	577,710
Brown & Brown, Inc.	700	21,532
The Chubb Corp.	4,700	419,710
Endurance Specialty Holdings Ltd.	600	32,298
Erie Indemnity Co. Class A	90	6,278
The Hanover Insurance Group, Inc.	16,500	1,013,760
Marsh & McLennan Cos., Inc.	10,600	522,580
The Progressive Corp.	13,800	334,236
Prudential Financial, Inc.	8,700	736,455
The Travelers Cos., Inc.	7,300	621,230
Validus Holdings Ltd.	3,400	128,214

		6,614,943

Real Estate — 0.0%
CBRE Group, Inc. (a)	5,500	150,865
Realogy Holdings Corp. (a)	100	4,345

		155,210

Real Estate Investment Trusts (REITS) — 0.2%
American Tower Corp.	315	25,789
OMEGA Healthcare Investors, Inc.	3,800	127,376
Public Storage	270	45,492
Simon Property Group, Inc.	9	1,476
Tanger Factory Outlet Centers, Inc.	500	17,500
Weyerhaeuser Co.	15,800	463,730

		681,363

		16,810,655

Industrial — 12.2%
Aerospace & Defense — 2.7%
BE Aerospace, Inc. (a)	2,600	225,654
The Boeing Co.	30,820	3,867,602
Lockheed Martin Corp.	13,740	2,242,918
Spirit AeroSystems Holdings, Inc. Class A (a)	7,700	217,063
TransDigm Group, Inc.	250	46,300
United Technologies Corp.	29,230	3,415,233

		10,014,770

Building Materials — 0.2%
Armstrong World Industries, Inc. (a)	800	42,600
Fortune Brands Home & Security, Inc.	1,700	71,536
Lennox International, Inc.	1,410	128,183
Martin Marietta Materials, Inc.	1,040	133,484
Masco Corp.	18,600	413,106

		788,909

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	8,575	$441,527
The Babcock & Wilcox Co.	3,300	109,560
Emerson Electric Co.	19,810	1,323,308
Hubbell, Inc. Class B	900	107,883

		1,982,278

Electronics — 0.9%
Agilent Technologies, Inc.	6,420	359,007
Allegion PLC	2,600	135,642
Amphenol Corp. Class A	3,500	320,775
Dolby Laboratories, Inc. Class A (a)	11,930	530,885
FLIR Systems, Inc.	11,700	421,200
Gentex Corp.	27,191	857,332
Mettler-Toledo International, Inc. (a)	900	212,112
Trimble Navigation Ltd. (a)	1,220	47,421
Waters Corp. (a)	3,140	340,407

		3,224,781

Engineering & Construction — 0.7%
AECOM Technology Corp. (a)	39,800	1,280,366
Chicago Bridge & Iron Co. NV	5,000	435,750
Fluor Corp.	10,200	792,846

		2,508,962

Environmental Controls — 0.1%
Clean Harbors, Inc. (a)	700	38,353
Stericycle, Inc. (a)	360	40,903
Waste Connections, Inc.	3,400	149,124
Waste Management, Inc.	6,100	256,627

		485,007

Hand & Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	6,000	432,060
Snap-on, Inc.	300	34,044

		466,104

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	3,490	346,801
Ingersoll-Rand PLC	10,600	606,744

		953,545

Machinery – Diversified — 1.2%
Cummins, Inc.	3,260	485,707
Deere & Co.	11,000	998,800
Flowserve Corp.	4,390	343,913
Graco, Inc.	1,900	142,006
IDEX Corp.	10,150	739,833
The Manitowoc Co., Inc.	17,200	540,940
Nordson Corp.	2,200	155,078
Rockwell Automation, Inc.	5,300	660,115
Roper Industries, Inc.	1,870	249,664
Xylem, Inc.	6,500	236,730
Zebra Technologies Corp. Class A (a)	150	10,412

		4,563,198

	Number of Shares	Value
Manufacturing — 2.1%
3M Co.	19,860	$2,694,207
A.O. Smith Corp.	5,100	234,702
AptarGroup, Inc.	1,500	99,150
Carlisle Cos., Inc.	200	15,868
Colfax Corp. (a)	2,900	206,857
Crane Co.	6,300	448,245
Danaher Corp.	3,420	256,500
Donaldson Co., Inc.	200	8,480
Dover Corp.	7,000	572,250
Hexcel Corp. (a)	3,400	148,036
Honeywell International, Inc.	26,560	2,463,706
Illinois Tool Works, Inc.	1,100	89,463
ITT Corp.	5,400	230,904
Pall Corp.	3,300	295,251

		7,763,619

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	2,410	609,151
Valmont Industries, Inc.	720	107,165

		716,316

Packaging & Containers — 0.7%
Ball Corp.	7,900	432,999
Crown Holdings, Inc. (a)	2,100	93,954
Greif, Inc. Class A	300	15,747
Owens-Illinois, Inc. (a)	8,700	294,321
Packaging Corporation of America	7,800	548,886
Sealed Air Corp.	27,300	897,351
Silgan Holdings, Inc.	2,500	123,800

		2,407,058

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	9,900	1,012,374

Transportation — 2.1%
C.H. Robinson Worldwide, Inc.	300	15,717
Con-way, Inc.	9,500	390,260
CSX Corp.	17,700	512,769
Expeditors International of Washington, Inc.	2,700	107,001
Kirby Corp. (a)	1,140	115,425
Landstar System, Inc.	12,660	749,725
Norfolk Southern Corp.	6,100	592,737
Old Dominion Freight Line, Inc. (a)	3,300	187,242
Union Pacific Corp.	16,540	3,103,896
United Continental Holdings, Inc. (a)	13,755	613,886
United Parcel Service, Inc. Class B	16,000	1,558,080

		7,946,738

Trucking & Leasing — 0.1%
AMERCO	2,080	482,810

		45,316,469

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 18.2%
Computers — 8.1%
Accenture PLC Class A	25,700	$2,048,804
Apple, Inc.	27,489	14,754,446
Cadence Design Systems, Inc. (a)	9,100	141,414
Cognizant Technology Solutions Corp. Class A (a)	12,000	607,320
DST Systems, Inc.	9,020	855,006
EMC Corp.	50,080	1,372,693
IHS, Inc. Class A (a)	200	24,300
International Business Machines Corp.	36,470	7,020,110
Jack Henry & Associates, Inc.	3,600	200,736
MICROS Systems, Inc. (a)	13,100	693,383
NCR Corp. (a)	60	2,193
NetApp, Inc.	19,460	718,074
Riverbed Technology, Inc. (a)	34,400	678,024
SanDisk Corp.	12,200	990,518
Teradata Corp. (a)	2,200	108,218

		30,215,239

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	36,800	956,432

Semiconductors — 1.9%
Advanced Micro Devices, Inc. (a)	80,500	322,805
Altera Corp.	800	28,992
Analog Devices, Inc.	3,880	206,183
Applied Materials, Inc.	28,200	575,844
Broadcom Corp. Class A	10,100	317,948
Cree, Inc. (a)	700	39,592
Freescale Semiconductor Ltd. (a)	600	14,646
Intel Corp.	16,700	431,027
Lam Research Corp. (a)	8,000	440,000
Linear Technology Corp.	16,020	780,014
LSI Corp.	67,100	742,797
Microchip Technology, Inc.	13,000	620,880
ON Semiconductor Corp. (a)	17,600	165,440
Rovi Corp. (a)	28,300	644,674
Silicon Laboratories, Inc. (a)	1,400	73,150
Skyworks Solutions, Inc. (a)	3,000	112,560
Texas Instruments, Inc.	18,750	884,062
Xilinx, Inc.	11,210	608,367

		7,008,981

Software — 7.9%
Adobe Systems, Inc. (a)	4,650	305,691
ANSYS, Inc. (a)	2,400	184,848
Autodesk, Inc. (a)	5,450	268,031
Broadridge Financial Solutions, Inc.	4,260	158,216
Cerner Corp. (a)	3,200	180,000
Citrix Systems, Inc. (a)	500	28,715
The Dun & Bradstreet Corp.	6,230	618,950
Electronic Arts, Inc. (a)	21,200	615,012
Fidelity National Information Services, Inc.	8,100	432,945

	Number of Shares	Value
Fiserv, Inc. (a)	9,900	$561,231
Informatica Corp. (a)	4,600	173,788
Intuit, Inc.	9,660	750,872
Microsoft Corp.	370,460	15,185,155
MSCI, Inc. (a)	1,000	43,020
NetSuite, Inc. (a)	800	75,864
Oracle Corp.	176,800	7,232,888
Red Hat, Inc. (a)	4,700	249,006
Salesforce.com, Inc. (a)	8,540	487,549
SEI Investments Co.	11,200	376,432
Servicenow, Inc. (a)	2,600	155,792
Solarwinds, Inc. (a)	7,700	328,251
Solera Holdings, Inc.	7,100	449,714
Splunk, Inc. (a)	800	57,192
VMware, Inc. Class A (a)	2,480	267,890
Workday, Inc. Class A (a)	800	73,144

		29,260,196

		67,440,848

Utilities — 0.1%
Electric — 0.1%
ITC Holdings Corp.	7,200	268,920

Water — 0.0%
Aqua America, Inc.	8,125	203,694

		472,614

TOTAL COMMON STOCK (Cost $330,733,328)		369,599,568

TOTAL EQUITIES (Cost $330,733,328)		369,599,568

TOTAL LONG-TERM INVESTMENTS (Cost $330,733,328)		369,599,568

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$788,783	788,783

TOTAL SHORT-TERM INVESTMENTS (Cost $788,783)		788,783

TOTAL INVESTMENTS — 99.9% (Cost $331,522,111) (c)		370,388,351

Other Assets/(Liabilities) — 0.1%		348,460

NET ASSETS — 100.0%		$370,736,811

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $788,783. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity dates of 11/15/28, and an aggregate market value, including accrued interest, of $804,747.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Basic Materials — 7.9%
Chemicals — 4.0%
A. Schulman, Inc.	61,301	$2,222,775
Cytec Industries, Inc.	24,467	2,388,224
Intrepid Potash, Inc. (a) (b)	85,170	1,316,728
Tronox Ltd. Class A (b)	62,460	1,484,674

		7,412,401

Forest Products & Paper — 1.7%
P.H. Glatfelter Co.	117,769	3,205,672

Mining — 2.2%
Century Aluminum Co. (a)	136,110	1,798,013
Kaiser Aluminum Corp.	31,690	2,263,300

		4,061,313

		14,679,386

Communications — 3.6%
Internet — 1.3%
Web.com Group, Inc. (a)	74,430	2,532,853

Telecommunications — 2.3%
Finisar Corp. (a)	160,617	4,257,956

		6,790,809

Consumer, Cyclical — 14.4%
Airlines — 0.8%
Spirit Airlines, Inc. (a)	24,700	1,467,180

Auto Manufacturers — 0.5%
Wabash National Corp. (a)	66,430	914,077

Automotive & Parts — 3.1%
Dana Holding Corp.	211,777	4,928,051
Titan International, Inc. (b)	51,860	984,821

		5,912,872

Home Builders — 0.7%
KB Home (b)	79,970	1,358,690

Retail — 7.6%
Brinker International, Inc.	38,120	1,999,394
Dunkin’ Brands Group, Inc.	27,464	1,378,144
Mattress Firm Holding Corp. (a) (b)	55,740	2,666,044
Pier 1 Imports, Inc.	95,623	1,805,362
Popeyes Louisiana Kitchen, Inc. (a)	45,300	1,840,992
Signet Jewelers Ltd.	17,970	1,902,304
Texas Roadhouse, Inc.	97,610	2,545,669

		14,137,909

Storage & Warehousing — 1.7%
Mobile Mini, Inc.	36,050	1,563,128
Wesco Aircraft Holdings, Inc. (a)	71,990	1,584,500

		3,147,628

		26,938,356

	Number of Shares	Value
Consumer, Non-cyclical — 24.4%
Biotechnology — 1.9%
Celldex Therapeutics, Inc. (a)	37,090	$655,380
Integra LifeSciences Holdings (a)	32,300	1,485,477
MorphoSys AG (a)	10,102	936,528
Ultragenyx Pharmaceutical, Inc. (a)	11,300	552,457

		3,629,842

Commercial Services — 11.4%
ABM Industries, Inc.	33,160	953,018
Booz Allen Hamilton Holding Corp.	68,350	1,503,700
KAR Auction Services, Inc.	136,040	4,128,814
Korn/Ferry International (a)	143,833	4,281,908
LifeLock, Inc. (a) (b)	138,700	2,373,157
MAXIMUS, Inc.	45,328	2,033,414
Monro Muffler Brake, Inc. (b)	17,912	1,018,835
Paylocity Holding Corp. (a)	18,680	449,254
Robert Half International, Inc.	75,451	3,165,169
Team Health Holdings, Inc. (a)	28,550	1,277,613

		21,184,882

Foods — 1.1%
Flowers Foods, Inc.	95,370	2,045,686

Health Care – Products — 2.7%
Dexcom, Inc. (a)	40,750	1,685,420
Endologix, Inc. (a)	83,460	1,074,130
Spectranetics Corp. (a)	73,040	2,213,843

		4,973,393

Health Care – Services — 3.1%
HealthSouth Corp.	67,133	2,412,089
WellCare Health Plans, Inc. (a)	52,506	3,335,181

		5,747,270

Household Products — 2.1%
Acco Brands Corp. (a)	280,330	1,726,833
Prestige Brands Holdings, Inc. (a)	80,936	2,205,506

		3,932,339

Pharmaceuticals — 2.1%
AcelRx Pharmaceuticals, Inc. (a) (b)	41,140	494,091
Aratana Therapeutics, Inc. (a) (b)	31,610	586,682
Keryx Biopharmaceuticals, Inc. (a) (b)	90,990	1,550,470
Questcor Pharmaceuticals, Inc. (b)	20,255	1,315,157

		3,946,400

		45,459,812

Energy — 5.5%
Energy – Alternate Sources — 1.0%
Renewable Energy Group, Inc. (a) (b)	155,602	1,864,112

Oil & Gas — 4.5%
EPL Oil & Gas, Inc. (a)	121,115	4,675,039
Valero Energy Partners LP	51,180	2,026,216

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Western Refining, Inc. (b)	45,060	$1,739,316

		8,440,571

		10,304,683

Financial — 20.4%
Banks — 4.6%
BancorpSouth, Inc.	76,800	1,916,928
FirstMerit Corp.	102,119	2,127,139
MB Financial, Inc.	44,960	1,391,962
Talmer Bancorp, Inc. (a)	68,490	1,002,694
Webster Financial Corp.	68,710	2,134,132

		8,572,855

Diversified Financial — 0.9%
WisdomTree Investments, Inc. (a)	135,610	1,779,203

Insurance — 0.9%
AmTrust Financial Services, Inc. (b)	46,238	1,739,011

Real Estate Investment Trusts (REITS) — 10.4%
Apollo Commercial Real Estate Finance, Inc. (b)	134,292	2,233,276
Ares Commercial Real Estate Corp.	55,019	737,805
Chatham Lodging Trust	106,385	2,151,105
LaSalle Hotel Properties	145,176	4,545,460
Mid-America Apartment Communities, Inc.	40,281	2,749,984
Redwood Trust, Inc. (b)	149,890	3,039,769
STAG Industrial, Inc.	96,830	2,333,603
Starwood Property Trust, Inc.	69,446	1,638,231

		19,429,233

Savings & Loans — 3.6%
BankUnited, Inc.	72,978	2,537,445
First Niagara Financial Group, Inc.	281,370	2,658,947
Oritani Financial Corp.	92,248	1,458,441

		6,654,833

		38,175,135

Industrial — 9.1%
Aerospace & Defense — 0.9%
Orbital Sciences Corp. (a)	62,460	1,742,634

Building Materials — 1.2%
Boise Cascade Co. (a)	77,520	2,220,173

Electrical Components & Equipment — 0.9%
Greatbatch, Inc. (a)	34,822	1,599,026

Electronics — 0.4%
Fluidigm Corp. (a)	15,940	702,476

Engineering & Construction — 0.8%
AECOM Technology Corp. (a)	47,966	1,543,066

Environmental Controls — 1.2%
Waste Connections, Inc.	52,524	2,303,703

Manufacturing — 0.0%
Matthews International Corp. Class A	1,560	63,664

	Number of Shares	Value
Packaging & Containers — 0.7%
Packaging Corporation of America	19,009	$1,337,663

Transportation — 2.4%
Hub Group, Inc. Class A (a)	28,897	1,155,591
Saia, Inc. (a)	40,533	1,548,766
Swift Transportation Co. (a)	70,539	1,745,840

		4,450,197

Trucking & Leasing — 0.6%
The Greenbrier Cos., Inc. The (United States) (a)	23,750	1,083,000

		17,045,602

Technology — 11.3%
Computers — 3.8%
FleetMatics Group PLC (a)	24,130	807,148
Fortinet, Inc. (a)	122,757	2,704,337
j2 Global, Inc. (b)	32,606	1,631,930
Unisys Corp. (a)	62,230	1,895,526

		7,038,941

Semiconductors — 3.4%
Cavium, Inc. (a)	74,000	3,236,020
Semtech Corp. (a)	57,429	1,455,251
Skyworks Solutions, Inc. (a)	46,428	1,741,979

		6,433,250

Software — 4.1%
Guidewire Software, Inc. (a)	63,570	3,118,108
Imperva, Inc. (a)	26,010	1,448,757
Infoblox, Inc. (a)	80,160	1,608,010
Proofpoint, Inc. (a)	40,910	1,516,943

		7,691,818

		21,164,009

Utilities — 0.5%
Water — 0.5%
Aqua America, Inc.	34,443	863,486

TOTAL COMMON STOCK (Cost $150,082,893)		181,421,278

TOTAL EQUITIES (Cost $150,082,893)		181,421,278

MUTUAL FUNDS — 9.9%
Diversified Financial — 9.9%
State Street Navigator Securities Lending Prime Portfolio (c)	18,390,471	18,390,471

TOTAL MUTUAL FUNDS (Cost $18,390,471)		18,390,471

TOTAL LONG-TERM INVESTMENTS (Cost $168,473,364)		199,811,749

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (d)	$5,053,686	$5,053,686

TOTAL SHORT-TERM INVESTMENTS (Cost $5,053,686)		5,053,686

TOTAL INVESTMENTS — 109.7% (Cost $173,527,050) (e)		204,865,435

Other Assets/(Liabilities) — (9.7)%		(18,110,499)

NET ASSETS — 100.0%		$186,754,936

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $17,936,699 or 9.60% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $5,053,687. Collateralized by U.S. Government Agency obligations with rates ranging from 2.500% – 4.000%, maturity dates ranging from 5/15/40 – 9/15/40, and an aggregate market value, including accrued interest, of $5,157,100.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 97.0%
Basic Materials — 1.7%
Chemicals — 1.0%
Linde AG	20,888	$4,181,074

Iron & Steel — 0.4%
Vale SA (a)	107,390	1,485,204

Mining — 0.3%
Alrosa AO	1,155,115	1,187,016

		6,853,294

Communications — 17.0%
Internet — 5.9%
eBay, Inc. (b)	144,830	8,000,409
Facebook, Inc. Class A (b)	84,040	5,062,570
Google, Inc. Class A (b)	9,910	11,044,794

		24,107,773

Media — 5.7%
Grupo Televisa SAB Sponsored ADR (Mexico)	110,620	3,682,540
The McGraw Hill Financial, Inc.	106,490	8,125,187
The Walt Disney Co.	108,790	8,710,815
Zee Entertainment Enterprises Ltd.	533,549	2,428,816

		22,947,358

Telecommunications — 5.4%
Juniper Networks, Inc. (b)	146,040	3,761,990
KDDI Corp.	103,246	6,008,192
Telefonaktiebolaget LM Ericsson Class B	916,027	12,204,358

		21,974,540

		69,029,671

Consumer, Cyclical — 7.1%
Apparel — 0.7%
Tod’s SpA (a)	21,223	2,755,367

Entertainment — 0.3%
Gtech SpA	45,159	1,373,452

Retail — 6.0%
Inditex SA	44,885	6,746,424
Kering	31,670	6,468,430
Lululemon Athletica, Inc. (a) (b)	32,810	1,725,478
McDonald’s Corp.	41,860	4,103,536
Tiffany & Co.	61,330	5,283,579

		24,327,447

Textiles — 0.1%
Brunello Cucinelli SpA (a)	11,259	297,923

		28,754,189

Consumer, Non-cyclical — 20.2%
Beverages — 1.6%
AMBEV SA	374,260	2,773,266

	Number of Shares	Value
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	42,103	$3,925,684

		6,698,950

Biotechnology — 2.2%
Biogen Idec, Inc. (b)	7,810	2,388,845
Celldex Therapeutics, Inc. (b)	103,970	1,837,150
Circassia Pharmaceuticals PLC (b)	230,540	1,153,034
Vertex Pharmaceuticals, Inc. (b)	49,380	3,492,154

		8,871,183

Cosmetics & Personal Care — 1.8%
Colgate-Palmolive Co.	111,700	7,245,979

Foods — 2.8%
Nestle SA	58,957	4,442,343
Unilever PLC	160,182	6,841,355

		11,283,698

Health Care – Products — 1.6%
St. Jude Medical, Inc.	37,680	2,463,895
Zimmer Holdings, Inc.	43,710	4,134,092

		6,597,987

Health Care – Services — 3.5%
Aetna, Inc.	87,500	6,559,875
WellPoint, Inc.	75,600	7,525,980

		14,085,855

Pharmaceuticals — 6.7%
Allergan, Inc.	25,100	3,114,910
Bayer AG	44,820	6,061,308
Clovis Oncology, Inc. (b)	18,150	1,257,250
Gilead Sciences, Inc. (b)	67,510	4,783,759
Medivation, Inc. (b)	18,810	1,210,800
Roche Holding AG	16,600	4,989,736
Shire Ltd.	69,310	3,410,538
Theravance, Inc. (a) (b)	77,750	2,405,585

		27,233,886

		82,017,538

Diversified — 1.8%
Holding Company – Diversified — 1.8%
LVMH Moet Hennessy Louis Vuitton SA	40,350	7,345,391

Energy — 3.2%
Oil & Gas — 0.8%
Repsol YPF SA (a)	130,041	3,322,983

Oil & Gas Services — 2.4%
Technip SA	67,930	7,013,694
Transocean Ltd. (a)	61,152	2,528,024

		9,541,718

		12,864,701

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 19.4%
Banks — 6.5%
Banco Bilbao Vizcaya Argentaria SA	435,562	$5,240,584
Deutsche Bank AG	127,394	5,698,424
ICICI Bank Ltd. Sponsored ADR (India)	121,050	5,301,990
Itau Unibanco Holding SA Sponsored ADR (Brazil)	230,741	3,428,811
Societe Generale SA	52,670	3,251,379
Sumitomo Mitsui Financial Group, Inc.	79,900	3,405,856

		26,327,044

Diversified Financial — 7.2%
BM&F BOVESPA SA	630,300	3,125,110
Citigroup, Inc.	144,080	6,858,208
Credit Suisse Group	125,881	4,076,263
The Goldman Sachs Group, Inc.	24,490	4,012,687
Moscow Exchange OAO	1,295,131	2,135,912
UBS AG	429,461	8,866,641

		29,074,821

Insurance — 4.9%
Allianz SE	39,035	6,596,885
The Dai-ichi Life Insurance Co. Ltd.	280,000	4,061,168
Fidelity National Financial, Inc. Class A	88,060	2,768,607
Prudential PLC	312,342	6,616,713

		20,043,373

Real Estate — 0.8%
DLF Ltd.	1,062,824	3,144,609

		78,589,847

Industrial — 16.0%
Aerospace & Defense — 3.0%
Embraer SA Sponsored ADR (Brazil)	105,090	3,729,644
European Aeronautic Defence and Space Co.	117,850	8,451,524

		12,181,168

Electrical Components & Equipment — 1.4%
Emerson Electric Co.	55,980	3,739,464
Prysmian SpA	78,825	1,966,987

		5,706,451

Electronics — 5.7%
Fanuc Corp.	15,100	2,658,697
Keyence Corp.	13,220	5,438,652
Kyocera Corp.	77,600	3,493,382
Murata Manufacturing Co. Ltd.	67,810	6,381,490
Nidec Corp. (a)	79,000	4,796,659
Sensata Technologies Holding NV (b)	9,920	422,989

		23,191,869

	Number of Shares	Value
Machinery – Diversified — 0.5%
FLSmidth & Co. A/S (a)	39,396	$1,993,467

Manufacturing — 2.7%
3M Co.	40,560	5,502,369
Siemens AG	40,946	5,510,428

		11,012,797

Metal Fabricate & Hardware — 1.6%
Assa Abloy AB Series B	116,850	6,240,989

Transportation — 1.1%
United Parcel Service, Inc. Class B	44,230	4,307,118

		64,633,859

Technology — 10.6%
Computers — 0.4%
Fusion-io, Inc. (b)	144,480	1,519,930

Semiconductors — 3.2%
Altera Corp.	192,810	6,987,434
Maxim Integrated Products, Inc.	185,740	6,151,709

		13,139,143

Software — 7.0%
Adobe Systems, Inc. (b)	103,410	6,798,174
Infosys Technologies Ltd.	39,980	2,202,520
Intuit, Inc.	77,240	6,003,865
Microsoft Corp.	118,690	4,865,103
SAP AG	102,882	8,327,652

		28,197,314

		42,856,387

TOTAL COMMON STOCK (Cost $249,591,573)		392,944,877

PREFERRED STOCK — 2.1%
Communications — 0.1%
Media — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	11,204,529	135,079

Consumer, Cyclical — 2.0%
Auto Manufacturers — 2.0%
Bayerische Motoren Werke AG 5.450%	87,007	8,224,003

TOTAL PREFERRED STOCK (Cost $3,003,525)		8,359,082

TOTAL EQUITIES (Cost $252,595,098)		401,303,959

MUTUAL FUNDS — 5.1%
Diversified Financial — 5.1%
Oppenheimer Institutional Money Market Fund Class E (c)	5,482,244	5,482,244

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Navigator Securities Lending Prime Portfolio (d)	15,340,646	$15,340,646

		20,822,890

TOTAL MUTUAL FUNDS (Cost $20,822,890)		20,822,890

RIGHTS — 0.0%
Financial — 0.0%
Banks — 0.0%
BBVA SA, Expires 4/14/14 (b)	435,562	102,009

TOTAL RIGHTS (Cost $100,809)		102,009

TOTAL LONG-TERM INVESTMENTS (Cost $273,518,797)		422,228,858

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	$42,483	42,483

TOTAL SHORT-TERM INVESTMENTS (Cost $42,483)		42,483

TOTAL INVESTMENTS — 104.2% (Cost $273,561,280) (e)		422,271,341

Other Assets/(Liabilities) — (4.2)%		(17,084,428)

NET ASSETS — 100.0%		$405,186,913

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $14,794,509 or 3.65% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Basic Materials — 3.7%
Chemicals — 3.7%
Brenntag AG	30,338	$5,633,708
Essentra PLC	461,287	6,708,002
Syngenta AG	23,544	8,930,340

		21,272,050

Communications — 12.4%
Internet — 4.0%
Ctrip.com International Ltd. ADR (Cayman Islands) (a) (b)	80,530	4,060,323
Iliad SA	10,140	2,925,809
United Internet AG	142,144	6,673,981
Yahoo! Japan Corp.	1,022,200	5,001,414
Yoox SpA (a)	135,586	4,642,647

		23,304,174

Media — 2.0%
British Sky Broadcasting Group PLC	427,033	6,508,477
Grupo Televisa SAB Sponsored ADR (Mexico)	35,700	1,188,453
Liberty Global PLC Series A (a)	16,824	699,878
Liberty Global PLC Series C (a)	41,948	1,707,703
Zee Entertainment Enterprises Ltd.	289,084	1,315,965

		11,420,476

Telecommunications — 6.4%
BT Group PLC	1,915,693	12,192,314
Inmarsat PLC	421,510	5,109,042
SES SA	175,670	6,559,124
Telecity Group PLC	285,970	3,327,107
Telefonaktiebolaget LM Ericsson Class B	464,510	6,188,733
Ziggo NV	85,871	3,816,450

		37,192,770

		71,917,420

Consumer, Cyclical — 14.5%
Apparel — 2.0%
Burberry Group PLC	289,614	6,750,054
Prada SpA	603,300	4,670,684

		11,420,738

Auto Manufacturers — 1.0%
Bayerische Motoren Werke AG	46,538	5,874,602

Distribution & Wholesale — 1.2%
Wolseley PLC	120,307	6,860,203

Entertainment — 1.2%
William Hill PLC	1,184,940	6,741,394

	Number of Shares	Value
Home Furnishing — 0.8%
SEB SA	56,247	$4,854,957

Leisure Time — 0.9%
Carnival Corp.	142,210	5,384,071

Retail — 7.4%
Cie Financiere Richemont SA	65,815	6,301,919
CP ALL PCL	5,399,600	7,240,524
Dollarama, Inc.	83,164	6,335,660
Domino’s Pizza UK & IRL PLC	579,570	5,333,118
Inditex SA	53,553	8,049,264
Kering	19,610	4,005,239
Swatch Group AG	9,161	5,757,689

		43,023,413

		84,159,378

Consumer, Non-cyclical — 30.8%
Agriculture — 0.6%
Swedish Match AB	97,606	3,188,900

Beverages — 3.6%
C&C Group PLC	352,483	2,295,892
Diageo PLC	240,391	7,460,968
Heineken NV	83,614	5,826,521
Pernod-Ricard SA	44,535	5,188,560

		20,771,941

Biotechnology — 1.3%
CSL Ltd.	115,000	7,421,295

Commercial Services — 9.4%
Aggreko PLC (b)	218,400	5,475,675
Benesse Holdings, Inc. (b)	99,347	3,791,229
Bunzl PLC	275,032	7,331,204
Dignity PLC	174,449	4,269,762
Edenred (b)	176,350	5,538,254
Experian PLC	381,031	6,872,853
Intertek Group PLC	151,340	7,766,768
Prosegur Cia de Seguridad SA (b)	1,165,126	7,505,980
SGS SA	2,426	5,992,850

		54,544,575

Cosmetics & Personal Care — 0.2%
L’Oreal	6,650	1,097,086

Foods — 4.7%
Aryzta AG	89,121	7,879,426
Barry Callebaut AG	4,646	6,266,618
Danone SA	70,730	5,002,955
Unilever PLC	189,828	8,107,533

		27,256,532

Health Care – Products — 4.1%
Cie Generale d’Optique Essilor International SA	44,820	4,528,987
DiaSorin SpA (b)	107,405	4,608,777

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Luxottica Group SpA	52,139	$3,014,983
Sonova Holding AG	46,857	6,855,175
William Demant Holding (a) (b)	54,440	4,663,490

		23,671,412

Health Care – Services — 0.9%
Sonic Healthcare Ltd.	334,467	5,359,763

Household Products — 1.1%
Reckitt Benckiser Group PLC	80,220	6,537,755

Pharmaceuticals — 4.9%
Galenica AG (b)	5,176	5,013,211
Grifols SA	130,584	7,169,171
Novo Nordisk A/S	153,836	7,017,926
Novogen Ltd. (a) (b)	403,650	67,096
Roche Holding AG	29,303	8,808,087

		28,075,491

		177,924,750

Diversified — 0.9%
Holding Company – Diversified — 0.9%
LVMH Moet Hennessy Louis Vuitton SA	28,230	5,139,043

Energy — 2.6%
Oil & Gas — 0.3%
Cairn Energy PLC (a)	578,731	1,611,780

Oil & Gas Services — 2.3%
Hunting PLC	31,470	452,720
Saipem SpA	193,270	4,722,193
Schoeller-Bleckmann Oilfield Equipment AG	29,744	3,479,670
Technip SA	47,870	4,942,522

		13,597,105

		15,208,885

Financial — 4.3%
Banks — 0.8%
ICICI Bank Ltd. Sponsored ADR (India)	99,195	4,344,741

Diversified Financial — 2.6%
BinckBank NV	134,938	1,596,748
Housing Development Finance Corp.	30,168	444,211
ICAP PLC	891,249	5,618,571
Tullett Prebon PLC	390,169	1,835,318
UBS AG	267,615	5,525,173

		15,020,021

Insurance — 0.9%
Prudential PLC	255,932	5,421,713

		24,786,475

	Number of Shares	Value
Industrial — 20.0%
Aerospace & Defense — 3.0%
Empresa Brasileira de Aeronautica SA	486,819	$4,342,537
European Aeronautic Defence and Space Co.	84,530	6,062,005
Rolls-Royce Holdings PLC	377,180	6,765,981

		17,170,523

Building Materials — 2.5%
James Hardie Industries NV	547,900	7,286,814
Sika AG	1,779	7,282,274

		14,569,088

Electrical Components & Equipment — 2.1%
Legrand SA	107,070	6,658,327
Schneider Electric SA	63,190	5,617,993

		12,276,320

Electronics — 3.5%
Fanuc Corp.	9,400	1,655,083
Hoya Corp.	234,600	7,334,794
Keyence Corp.	13,709	5,639,825
Nidec Corp.	59,800	3,630,888
Omron Corp.	47,221	1,943,518

		20,204,108

Engineering & Construction — 3.4%
ABB Ltd.	204,200	5,287,117
Boskalis Westminster	113,942	6,282,214
Leighton Holdings Ltd. (b)	234,942	4,601,770
Trevi Finanziaria SpA	317,264	3,554,756

		19,725,857

Machinery – Construction & Mining — 1.2%
Atlas Copco AB Class A Shares	227,205	6,575,303

Machinery – Diversified — 1.3%
The Weir Group PLC	177,207	7,503,787

Manufacturing — 1.5%
Aalberts Industries NV	248,107	8,670,605

Transportation — 1.5%
Koninklijke Vopak NV (b)	87,013	4,862,065
Royal Mail PLC (a)	423,620	3,980,025

		8,842,090

		115,537,681

Technology — 8.0%
Computers — 1.0%
Gemalto NV (b)	47,488	5,530,761

Semiconductors — 1.1%
ARM Holdings PLC	380,750	6,420,431

Software — 5.9%
Amadeus IT Holding SA Class A	165,712	6,890,628
Aveva Group PLC	72,377	2,530,013
Compugroup Holding AG	60,358	1,513,409

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dassault Systemes SA	43,760	$5,129,239
Infosys Technologies Ltd.	13,689	754,134
The Sage Group PLC	554,033	3,860,902
SAP AG	115,830	9,375,712
Temenos Group AG	123,987	4,365,137

		34,419,174

		46,370,366

Utilities — 0.4%
Electric — 0.4%
APR Energy PLC (b)	181,062	2,438,302

TOTAL COMMON STOCK (Cost $423,089,206)		564,754,350

PREFERRED STOCK — 0.0%
Communications — 0.0%
Media — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	6,533,478	78,766

Industrial — 0.0%
Aerospace & Defense — 0.0%
Rolls-Royce Holdings PLC (a)	22,027,180	36,723

TOTAL PREFERRED STOCK (Cost $55,110)		115,489

TOTAL EQUITIES (Cost $423,144,316)		564,869,839

MUTUAL FUNDS — 7.3%
Diversified Financial — 7.3%
Oppenheimer Institutional Money Market Fund Class E (c)	15,605,379	15,605,379
State Street Navigator Securities Lending Prime Portfolio (d)	26,564,570	26,564,570

		42,169,949

TOTAL MUTUAL FUNDS (Cost $42,169,949)		42,169,949

WARRANTS — 0.1%
Consumer, Non-cyclical — 0.1%
Biotechnology — 0.1%
Mei Pharma, Inc., Expires 5/10/17, Strike 7.14 (a) (e)	301,298	300,545

TOTAL WARRANTS (Cost $0)		300,545

Value
TOTAL LONG-TERM INVESTMENTS (Cost $465,314,265)	$607,340,333

TOTAL INVESTMENTS — 105.0% (Cost $465,314,265) (f)	607,340,333

Other Assets/(Liabilities) — (5.0)%	(29,175,369)

NET ASSETS — 100.0%	$578,164,964

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $25,337,956 or 4.38% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $300,545 or 0.05% of net assets.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.4%
Basic Materials — 5.4%
Chemicals — 1.7%
Syngenta AG	5,320	$2,017,899

Iron & Steel — 1.4%
Hitachi Metals Ltd. (a)	117,000	1,661,447

Mining — 2.3%
Fresnillo PLC (a)	56,556	796,250
Randgold Resources Ltd.	12,574	943,046
Yamana Gold, Inc.	108,286	950,751

		2,690,047

		6,369,393

Communications — 8.5%
Advertising — 2.2%
WPP PLC	125,023	2,586,461

Telecommunications — 6.3%
BT Group PLC	338,402	2,153,739
KDDI Corp.	30,600	1,780,705
SES SA	39,002	1,456,247
Verizon Communications, Inc.	1	26
Vodafone Group PLC	565,346	2,081,353

		7,472,070

		10,058,531

Consumer, Cyclical — 8.5%
Apparel — 1.6%
Adidas AG	17,106	1,853,213

Auto Manufacturers — 4.0%
Bayerische Motoren Werke AG	14,670	1,851,829
Toyota Motor Corp.	51,200	2,881,473

		4,733,302

Automotive & Parts — 1.8%
Aisin Seiki Co.	7,900	284,544
Denso Corp.	37,700	1,804,928

		2,089,472

Entertainment — 1.1%
William Hill PLC	236,929	1,347,943

		10,023,930

Consumer, Non-cyclical — 18.6%
Agriculture — 1.5%
Japan Tobacco, Inc.	57,000	1,787,308

Commercial Services — 0.7%
Wirecard AG	19,461	808,983

Foods — 1.6%
Koninklijke Ahold NV	98,197	1,973,903

	Number of Shares	Value
Health Care – Products — 1.7%
Fresenius SE & Co. KGaA	12,789	$2,001,223

Household Products — 3.3%
Reckitt Benckiser Group PLC	28,910	2,356,102
Societe BIC SA	11,698	1,537,256

		3,893,358

Pharmaceuticals — 9.8%
Bayer AG	15,433	2,087,107
Roche Holding AG	8,944	2,688,446
Sanofi	18,984	1,983,828
Shire Ltd.	46,673	2,296,639
Takeda Pharmaceutical Co. Ltd.	52,900	2,504,349

		11,560,369

		22,025,144

Diversified — 2.9%
Holding Company – Diversified — 2.9%
Hutchison Whampoa Ltd.	100,000	1,328,852
Keppel Corp. Ltd.	237,400	2,054,132

		3,382,984

Energy — 7.4%
Oil & Gas — 7.4%
BG Group PLC	96,847	1,806,228
Royal Dutch Shell PLC Class A	81,921	2,993,080
SK Holdings Co., Ltd.	3,945	714,951
Total SA (a)	49,253	3,234,933

		8,749,192

Financial — 28.6%
Banks — 11.0%
Banco Popular Espanol SA	78,138	591,337
Barclays PLC	603,461	2,353,876
BNP Paribas	27,524	2,127,778
Julius Baer Group Ltd.	32,017	1,423,139
Mitsubishi UFJ Financial Group, Inc.	379,000	2,079,069
Sumitomo Mitsui Trust Holdings, Inc.	518,000	2,335,831
UniCredit SpA	228,465	2,091,406

		13,002,436

Diversified Financial — 6.4%
Credit Suisse Group	78,391	2,538,447
Deutsche Boerse AG	36,088	2,871,825
UBS AG	104,642	2,160,436

		7,570,708

Insurance — 10.2%
Admiral Group PLC	79,063	1,884,094
AIA Group Ltd.	224,600	1,067,108
AXA SA	103,549	2,696,070
Prudential PLC	84,494	1,789,937

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SCOR SE	20,253	$709,657
Tokio Marine Holdings, Inc.	47,100	1,412,073
Zurich Insurance Group AG	8,016	2,463,328

		12,022,267

Real Estate — 1.0%
Mitsui Fudosan Co. Ltd.	39,000	1,187,267

		33,782,678

Industrial — 14.9%
Aerospace & Defense — 3.4%
European Aeronautic Defence and Space Co.	32,153	2,305,828
Rolls-Royce Holdings PLC	97,945	1,756,970

		4,062,798

Electrical Components & Equipment — 3.9%
Hitachi Ltd.	304,000	2,239,414
Mitsubishi Electric Corp.	208,000	2,335,451

		4,574,865

Electronics — 2.1%
Koninklijke Philips Electronics NV	71,552	2,517,169

Engineering & Construction — 0.8%
JGC Corp.	27,000	938,001

Machinery – Construction & Mining — 2.4%
BHP Billiton PLC	92,543	2,856,585

Packaging & Containers — 0.5%
Amcor Ltd.	61,397	591,981

Transportation — 1.8%
East Japan Railway	28,800	2,120,388

		17,661,787

Technology — 2.6%
Semiconductors — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	61,000	1,221,220

Software — 1.6%
SAP AG	22,683	1,836,047

		3,057,267

TOTAL COMMON STOCK (Cost $106,478,463)		115,110,906

TOTAL EQUITIES (Cost $106,478,463)		115,110,906

	Number of Shares	Value
MUTUAL FUNDS — 4.3%
Diversified Financial — 4.3%
State Street Navigator Securities Lending Prime Portfolio (b)	5,044,946	$5,044,946

TOTAL MUTUAL FUNDS (Cost $5,044,946)		5,044,946

TOTAL LONG-TERM INVESTMENTS (Cost $111,523,409)		120,155,852

	Principal Amount
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (c)	$3,245,828	3,245,828

TOTAL SHORT-TERM INVESTMENTS (Cost $3,245,828)		3,245,828

TOTAL INVESTMENTS — 104.4% (Cost $114,769,237) (d)		123,401,680

Other Assets/(Liabilities) — (4.4)%		(5,183,553)

NET ASSETS — 100.0%		$118,218,127

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $4,802,948 or 4.06% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Represents investment of security lending collateral. (Note 2).
(c)	Maturity value of $3,245,829. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates of 11/25/40, and an aggregate market value, including accrued interest, of $3,313,429.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.8%

COMMON STOCK — 92.6%
Basic Materials — 2.7%
Chemicals — 0.5%
Asian Paints Ltd.	72,325	$663,530

Mining — 2.2%
Alrosa AO	586,138	602,325
Glencore International PLC	432,535	2,231,072

		2,833,397

		3,496,927

Communications — 18.2%
Internet — 12.2%
B2W Cia Digital (a)	38,500	469,839
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	35,990	5,484,156
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	11,180	563,696
MercadoLibre, Inc. (b)	10,060	956,806
NAVER Corp.	1,819	1,324,257
Tencent Holdings Ltd.	48,400	3,369,898
Yandex NV (a)	97,920	2,956,205
Youku Tudou, Inc. (a) (b)	20,940	587,158

		15,712,015

Media — 2.6%
Grupo Televisa SAB Sponsored ADR (Mexico)	51,700	1,721,093
Naspers Ltd.	3,743	412,977
Zee Entertainment Enterprises Ltd.	269,530	1,226,951

		3,361,021

Telecommunications — 3.4%
America Movil SAB de CV Series L ADR (Mexico)	90,260	1,794,369
MTN Group Ltd.	68,851	1,409,766
Telefonica Brasil SA Sponsored ADR (Brazil) (b)	53,920	1,145,261

		4,349,396

		23,422,432

Consumer, Cyclical — 10.0%
Apparel — 1.9%
Prada SpA	313,800	2,429,406

Lodging — 1.7%
Genting Bhd	516,100	1,580,463
Home Inns & Hotels Management, Inc. ADR (China) (a) (b)	17,770	573,793

		2,154,256

Retail — 6.4%
Almacenes Exito SA	39,913	600,737
Almacenes Exito SA (c)	37,300	558,251

	Number of Shares	Value
Astra International Tbk PT	3,179,500	$2,064,156
Cie Financiere Richemont SA	15,128	1,448,537
CP ALL PCL	893,400	1,197,993
InRetail Peru Corp. (a) (c) (d)	14,510	194,361
Jollibee Foods Corp.	171,100	652,428
Salvatore Ferragamo SpA	6,220	183,092
Shinsegae Co. Ltd.	2,300	497,586
SM Investments Corp.	55,590	873,920

		8,271,061

		12,854,723

Consumer, Non-cyclical — 24.1%
Beverages — 8.1%
AMBEV SA	55,500	411,255
Anadolu Efes Biracilik Ve Malt Sanayii AS	66,473	737,361
Carlsberg A/S Class B	24,194	2,410,953
Diageo PLC	32,637	1,012,948
Fomento Economico Mexicano SAB de CV	171,780	1,602,078
Nigerian Breweries PLC	594,463	558,194
Pernod-Ricard SA	15,177	1,768,200
SABMiller PLC	29,126	1,454,795
Tsingtao Brewery Co. Ltd.	66,000	485,684

		10,441,468

Commercial Services — 4.3%
DP World Ltd.	11,137	199,352
DP World Ltd.	56,594	1,023,042
Estacio Participacoes SA	129,200	1,301,680
International Container Terminal Services, Inc.	50,260	121,041
Kroton Educacional SA	58,440	1,285,216
Localiza Rent a Car SA	2,700	39,506
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands)	54,530	1,600,456

		5,570,293

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive India Ltd.	24,358	560,836
Natura Cosmeticos SA	87,600	1,471,711

		2,032,547

Foods — 6.5%
BIM Birlesik Magazalar AS	28,692	645,891
Cencosud SA	410,442	1,361,466
Magnit OJSC (a)	12,368	2,856,465
Tingyi Cayman Islands Holding Corp.	706,000	2,033,241
Ulker Biskuvi Sanayi AS	46,578	327,324
Want Want China Holdings Ltd.	774,000	1,152,238

		8,376,625

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 0.9%
Mindray Medical International Ltd. ADR (Cayman Islands) (b)	14,840	$480,223
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	568,000	648,745

		1,128,968

Health Care – Services — 0.9%
Apollo Hospitals Enterprise Ltd.	38,655	591,148
Bangkok Dusit Medical Services PCL	2,500	10,250
Diagnosticos da America SA	89,500	597,587

		1,198,985

Household Products — 0.7%
Hindustan Unilever Ltd.	25,517	258,676
Marico Kaya Enterprises Ltd. (a) (d)	1,768	4,330
Marico Ltd.	88,427	308,300
Unilever Indonesia Tbk PT	108,000	278,081

		849,387

Pharmaceuticals — 1.1%
Cipla Ltd/India	102,006	653,501
Sinopharm Group Co.	303,600	837,577

		1,491,078

		31,089,351

Diversified — 2.9%
Holding Company – Diversified — 2.9%
Haci Omer Sabanci Holding AS	333,209	1,292,291
Jardine Strategic Holdings Ltd.	31,500	1,134,959
LVMH Moet Hennessy Louis Vuitton SA	7,158	1,303,056

		3,730,306

Energy — 8.0%
Oil & Gas — 7.4%
CNOOC Ltd.	849,000	1,283,379
NovaTek OAO (e)	27,432	3,028,383
Petroleo Brasileiro SA Sponsored ADR (Brazil) (b)	193,900	2,689,393
Tullow Oil PLC	151,546	1,893,218
Vallares PLC (a)	34,638	567,702

		9,462,075

Oil & Gas Services — 0.6%
China Oilfield Services Ltd.	152,000	359,122
Eurasia Drilling Co. Ltd. (e)	13,151	337,060
Eurasia Drilling Co. Ltd. (e)	4,600	118,193

		814,375

		10,276,450

Financial — 16.6%
Banks — 5.1%
Banco Bradesco SA Sponsored ADR (Brazil)	73,500	1,004,745

	Number of Shares	Value
Bancolombia SA Sponsored ADR (Colombia) (b)	11,970	$676,066
Commercial International Bank	130,934	681,219
Grupo Financiero Inbursa SAB de CV	270,436	698,694
Guaranty Trust Bank PLC	1,624,437	250,973
ICICI Bank Ltd. Sponsored ADR (India)	47,170	2,066,046
Turkiye Garanti Bankasi AS	265,824	908,182
Zenith Bank PLC	2,722,654	329,919

		6,615,844

Diversified Financial — 6.2%
BM&F BOVESPA SA	471,900	2,339,742
Grupo Financiero Banorte SAB de CV Class O	106,938	723,186
Hong Kong Exchanges and Clearing Ltd.	53,500	811,626
Housing Development Finance Corp.	211,892	3,120,019
Old Mutual PLC	286,901	965,033

		7,959,606

Insurance — 1.4%
AIA Group Ltd.	253,400	1,203,941
China Life Insurance Co. Ltd.	2,000	5,679
Sul America SA	91,600	611,609

		1,821,229

Real Estate — 3.9%
CapitaMalls Asia Ltd.	108,000	153,586
Cyrela Brazil Realty SA	40,000	240,811
DLF Ltd.	190,824	564,597
Hang Lung Properties Ltd.	664,000	1,906,371
Hang Lung Properties Ltd.	129,000	650,363
SM Prime Holdings, Inc.	2,379,600	774,716
SOHO China Ltd.	910,500	748,919

		5,039,363

		21,436,042

Industrial — 5.0%
Aerospace & Defense — 0.9%
Embraer SA Sponsored ADR (Brazil)	31,080	1,103,029

Building Materials — 2.4%
Ambuja Cements Ltd.	198,836	671,660
Indocement Tunggal Prakarsa Tbk PT	302,000	621,413
Semen Indonesia Persero Tbk PT	463,000	643,961
Ultratech Cement Ltd.	31,609	1,159,694

		3,096,728

Engineering & Construction — 0.2%
Airports of Thailand PCL	25,900	154,889
Grupo Aeroportuario del Sureste SAB de CV	5,761	70,762
Multiplan Empreendimentos Imobiliarios SA	3,200	68,287

		293,938

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 1.5%
Tenaris SA Sponsored ADR (Luxembourg) (b)	42,890	$1,897,883

		6,391,578

Technology — 5.1%
Computers — 0.9%
Tata Consultancy Services Ltd.	32,227	1,153,941

Semiconductors — 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	708,000	2,766,412

Software — 2.0%
Infosys Technologies Ltd.	46,960	2,587,053

		6,507,406

TOTAL COMMON STOCK (Cost $118,267,591)		119,205,215

PREFERRED STOCK — 2.2%
Communications — 0.1%
Media — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	6,129,060	73,890

Telecommunications — 0.0%
Telefonica Brasil SA 10.170%	100	2,117

		76,007

Consumer, Cyclical — 1.4%
Retail — 1.4%
Lojas Americanas SA 0.720%	241,900	1,783,600

Financial — 0.5%
Banks — 0.5%
Banco Davivienda SA 3.570%	42,000	542,694
Bancolombia SA 2.790%	7,463	103,849

		646,543

Industrial — 0.2%
Building Materials — 0.2%
Cementos Argos SA 2.330%	58,679	298,760

TOTAL PREFERRED STOCK (Cost $2,722,982)		2,804,910

TOTAL EQUITIES (Cost $120,990,573)		122,010,125

	Number of Shares	Value
MUTUAL FUNDS — 6.6%
Diversified Financial — 6.6%
State Street Navigator Securities Lending Prime Portfolio (f)	8,569,172	$8,569,172

TOTAL MUTUAL FUNDS (Cost $8,569,172)		8,569,172

WARRANTS — 0.1%
Consumer, Cyclical — 0.1%
Lodging — 0.1%
Genting BHD, Expires 12/18/18, Strike Price 7.96 (a)	121,100	107,546

TOTAL WARRANTS (Cost $57,060)		107,546

TOTAL LONG-TERM INVESTMENTS (Cost $129,616,805)		130,686,843

	Principal Amount
SHORT-TERM INVESTMENTS — 5.1%
Repurchase Agreement — 5.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (g)	$6,467,213	6,467,213

Time Deposits — 0.1%
Euro Time Deposit 0.010% 4/01/14	102,141	102,141

TOTAL SHORT-TERM INVESTMENTS (Cost $6,569,354)		6,569,354

TOTAL INVESTMENTS — 106.6% (Cost $136,186,159) (h)		137,256,197

Other Assets/(Liabilities) — (6.6)%		(8,554,471)

NET ASSETS — 100.0%		$128,701,726

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $8,363,290 or 6.50% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $752,612 or 0.58% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $198,691 or 0.15% of net assets.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2014, these securities amounted to a value of $3,483,636 or 2.71% of net assets.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $6,467,215. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 9/15/40, and an aggregate market value, including accrued interest, of $6,599,896.
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2014 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Assets:
Investments, at value (Note 2) (a)	$-	$429,243,626
Short-term investments, at value (Note 2) (b)	483,760,537	188,863,900

Total investments	483,760,537	618,107,526

Cash	20	-
Receivables from:
Investments sold	-	243,314
Investments sold on a when-issued basis (Note 2)	-	-
Investment adviser (Note 3)	143,739	71,678
Fund shares sold	404,039	116,292
Variation margin on open derivative instruments (Note 2)	-	13,512
Interest and dividends	105,041	3,689,674

Total assets	484,413,376	622,241,996

Liabilities:
Payables for:
Investments purchased	20,997,244	2,170,511
Collateral pledged for reverse repurchase agreements (Note 2)	-	-
Reverse repurchase agreements (Note 2)	-	-
Interest for reverse repurchase agreements (Note 2)	-	-
Foreign currency overdraft (c)	-	-
Fund shares repurchased	4,789,012	5,063,501
Investments purchased on a when-issued basis (Note 2)	-	28,518,796
Trustees’ fees and expenses (Note 3)	81,617	65,855
Variation margin on open derivative instruments (Note 2)	-	-
Affiliates (Note 3):
Investment management fees	137,238	200,429
Administration fees	39,496	115,263
Service fees	67,057	48,141
Distribution fees	-	350
Due to custodian	-	25,024
Accrued expense and other liabilities	38,432	47,142

Total liabilities	26,150,096	36,255,012

Net assets	$458,263,280	$585,986,984

Net assets consist of:
Paid-in capital	$459,149,250	$586,205,359
Undistributed (accumulated) net investment income (loss)	-	684,535
Distributions in excess of net investment income	(64,991)	-
Accumulated net realized gain (loss) on investments and foreign currency transactions	(820,979)	(4,766,321)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	-	3,863,411

Net assets	$458,263,280	$585,986,984

(a) Cost of investments:	$-	$425,430,663
(b) Cost of short-term investments:	$483,760,537	$188,863,900
(c) Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund

$414,334,771	$1,451,105,047	$105,495,098	$249,535,691
141,124,197	266,609,239	20,627,705	5,253,665

555,458,968	1,717,714,286	126,122,803	254,789,356

-	-	-	-

5,332,130	7,674,390	398,248	2,265,995
-	90,633,625	6,658,717	-
32,568	225,681	15,079	21,894
200,355	363,963	62,478	621,205
12,021	85,924	10,013	-
905,539	9,939,423	797,653	5,241,883

561,941,581	1,826,637,292	134,064,991	262,940,333

2,699,008	15,350,598	1,358,294	720,000
259,712	-	-	-
265,095,547	-	-	-
59,448	-	-	-
-	-	16,452	-
574,906	4,628,600	269,877	381,064
-	345,252,230	26,024,729	480,000
36,424	212,274	24,148	23,592
-	1,520	-	-

120,249	601,813	44,351	109,305
38,820	266,651	23,402	46,239
16,724	109,786	20,628	21,673
952	772	-	488
1,030,000	27,724	5,518	-
39,570	89,774	29,827	38,741

269,971,360	366,541,742	27,817,226	1,821,102

$291,970,221	$1,460,095,550	$106,247,765	$261,119,231

$293,855,384	$1,439,023,039	$104,655,660	$245,362,479
463,078	4,057,926	274,604	3,987,165
-	-	-	-
(5,864,622)	(7,934,541)	(116,959)	2,634,340
3,516,381	24,949,126	1,434,460	9,135,247

$291,970,221	$1,460,095,550	$106,247,765	$261,119,231

$410,757,546	$1,425,724,769	$103,999,009	$240,400,442
$141,124,197	$266,609,239	$20,627,705	$5,253,665
$-	$-	$(8,622)	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2014 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Class I shares*:
Net assets	$-	$205,462,086

Shares outstanding (a)	-	19,704,199

Net asset value, offering price and redemption price per share	$-	$10.43

Class R5 shares**:
Net assets	$458,263,280	$185,076,659

Shares outstanding (a)	458,502,488	17,705,858

Net asset value, offering price and redemption price per share	$1.00	$10.45

Service Class shares***:
Net assets	$-	$76,366,458

Shares outstanding (a)	-	7,349,726

Net asset value, offering price and redemption price per share	$-	$10.39

Administrative Class shares+:
Net assets	$-	$39,716,875

Shares outstanding (a)	-	3,835,118

Net asset value, offering price and redemption price per share	$-	$10.36

Class A shares:
Net assets	$-	$78,773,961

Shares outstanding (a)	-	7,648,037

Net asset value and redemption price per share	$-	$10.30

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$-	$10.67

Class R3 shares++:
Net assets	$-	$590,945

Shares outstanding (a)	-	56,689

Net asset value, offering price and redemption price per share	$-	$10.42

(a)	Authorized unlimited number of shares with no par value.
*	Class Z shares were renamed Class I shares on April 1, 2014.
**	Class S shares were renamed Class R5 shares on April 1, 2014.
***	Class Y shares were renamed Service Class shares on April 1, 2014.
+	Class L shares were renamed Administrative Class shares on April 1, 2014.
++	Class N shares were renamed Class R3 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund

$129,702,106	$551,333,970	$4,530,552	$110,014,639

12,490,516	49,473,545	427,933	11,003,699

$10.38	$11.14	$10.59	$10.00

$52,848,432	$497,016,041	$38,437,168	$34,784,513

5,087,160	44,498,456	3,891,841	3,466,206

$10.39	$11.17	$9.88	$10.04

$73,206,526	$165,165,926	$13,334,934	$62,585,077

7,067,631	14,871,351	1,335,852	6,237,028

$10.36	$11.11	$9.98	$10.03

$10,041,346	$68,322,548	$16,640,284	$17,714,670

959,628	6,182,584	1,669,333	1,784,643

$10.46	$11.05	$9.97	$9.93

$24,581,053	$177,019,327	$33,304,827	$34,993,184

2,404,469	16,162,031	3,353,726	3,537,408

$10.22	$10.95	$9.93	$9.89

$10.73	$11.50	$10.43	$10.49

$1,590,758	$1,237,738	$-	$1,027,148

155,369	110,924	-	102,249

$10.24	$11.16	$-	$10.05

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2014 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Assets:
Investments, at value (Note 2) (a)	$155,634,008	$126,481,226
Short-term investments, at value (Note 2) (b)	15,999,984	2,330,462

Total investments (c)	171,633,992	128,811,688

Receivables from:
Investments sold	6,017,295	619,359
Investments sold on a when-issued basis (Note 2)	3,424,529	-
Investment adviser (Note 3)	3	-
Fund shares sold	36,337	3,862
Variation margin on open derivative instruments (Note 2)	2,799	-
Interest and dividends	442,332	201,434
Foreign taxes withheld	-	15,901

Total assets	181,557,287	129,652,244

Liabilities:
Payables for:
Investments purchased	6,285,740	1,719,245
Fund shares repurchased	271,776	193,724
Investments purchased on a when-issued basis (Note 2)	13,216,339	-
Securities on loan (Note 2)	-	1,199,714
Trustees’ fees and expenses (Note 3)	24,382	50,115
Affiliates (Note 3):
Investment management fees	65,355	53,106
Administration fees	24,330	11,041
Service fees	23,089	4,474
Distribution fees	-	58
Due to custodian	431	-
Accrued expense and other liabilities	35,054	28,911

Total liabilities	19,946,496	3,260,388

Net assets	$161,610,791	$126,391,856

Net assets consist of:
Paid-in capital	$143,956,725	$159,361,679
Undistributed (accumulated) net investment income (loss)	487,129	621,379
Accumulated net realized gain (loss) on investments and foreign currency transactions	5,825,970	(51,893,817)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	11,340,967	18,302,615

Net assets	$161,610,791	$126,391,856

(a) Cost of investments:	$144,285,532	$108,178,611
(b) Cost of short-term investments:	$15,999,984	$2,330,462
(c) Securities on loan with market value of:	$-	$1,169,747

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Disciplined Growth Fund

$353,482,990	$194,785,325	$171,508,781	$369,599,568
2,646,062	1,828,463	8,526,544	788,783

356,129,052	196,613,788	180,035,325	370,388,351

17,073,246	2,374,234	682,819	38,601,543
-	-	-	-
-	15,829	15,194	-
218,064	39,864	6,745	178,615
-	-	-	-
485,932	217,463	101,014	375,871
-	3,825	144,838	-

373,906,294	199,265,003	180,985,935	409,544,380

19,077,586	987,497	-	37,049,538
795,587	2,324,240	383,211	1,503,039
-	-	-	-
-	1,224,477	-	-
35,793	21,032	50,066	29,334

148,047	108,756	123,424	153,047
17,198	26,917	26,466	22,588
7,542	8,671	27,784	15,520
100	48	9	-
-	-	-	-
34,878	29,351	13,039	34,503

20,116,731	4,730,989	623,999	38,807,569

$353,789,563	$194,534,014	$180,361,936	$370,736,811

$353,572,879	$164,034,345	$93,672,356	$312,748,132
1,600,686	314,087	45,341	925,456
(49,365,717)	(12,668,116)	57,094,439	18,196,983
47,981,715	42,853,698	29,549,800	38,866,240

$353,789,563	$194,534,014	$180,361,936	$370,736,811

$305,501,275	$151,931,090	$141,964,493	$330,733,328
$2,646,062	$1,828,463	$8,526,544	$788,783
$-	$1,198,069	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2014 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Class R5 shares**:
Net assets	$108,638,633	$104,203,735

Shares outstanding (a)	8,681,827	5,195,722

Net asset value, offering price and redemption price per share	$12.51	$20.06

Service Class shares***:
Net assets	$10,087,513	$127,667

Shares outstanding (a)	777,234	6,341

Net asset value, offering price and redemption price per share	$12.98	$20.13

Administrative Class shares+:
Net assets	$5,990,586	$14,744,491

Shares outstanding (a)	476,781	733,024

Net asset value, offering price and redemption price per share	$12.56	$20.11

Class A shares:
Net assets	$36,894,059	$7,219,404

Shares outstanding (a)	3,003,620	359,018

Net asset value and redemption price per share	$12.28	$20.11

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$13.03	$21.34

Class R3 shares++:
Net assets	$-	$96,559

Shares outstanding (a)	-	4,826

Net asset value, offering price and redemption price per share	$-	$20.01

(a)	Authorized unlimited number of shares with no par value.
*	Net asset value calculations reflect fractional share and dollar amounts.
**	Class S shares were renamed Class R5 shares on April 1, 2014.
***	Class Y shares were renamed Service Class shares on April 1, 2014.
+	Class L shares were renamed Administrative Class shares on April 1, 2014.
++	Class N shares were renamed Class R3 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund		MassMutual Premier Disciplined Growth Fund

$268,045,473	$139,747,110	$137,946,404		$253,423,888

17,688,640	10,424,342	9,436,386		20,892,061

$15.15	$13.41	$14.62		$12.13

$66,854,389	$6,402,225	$4,623,600		$66,249,169

4,435,690	471,290	316,498		5,448,047

$15.07	$13.58	$14.61		$12.16

$6,498,307	$34,354,461	$2,666,157		$25,317,173

424,287	2,564,744	183,150		2,068,246

$15.32	$13.39	$14.56		$12.24

$12,223,354	$13,919,138	$35,125,678		$25,746,581

817,036	1,047,033	2,424,567		2,139,962

$14.96	$13.29	$14.49		$12.03

$15.87	$14.10	$15.37		$12.76

$168,040	$111,080	$97		$-

11,155	8,303	7		-

$15.06	$13.38	$14.14	*	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2014 (Unaudited)

	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$199,811,749	$416,746,614
Investments, at value — affiliated issuers (Note 7) (b)	-	5,482,244
Short-term investments, at value (Note 2) (c)	5,053,686	42,483

Total investments (d)	204,865,435	422,271,341

Foreign currency, at value (e)	-	8,713
Receivables from:
Investments sold	364,360	680,693
Investment adviser (Note 3)	-	37,874
Fund shares sold	91,430	227,353
Interest and dividends	280,471	447,563
Foreign tax receivable	-	-
Foreign taxes withheld	-	196,897

Total assets	205,601,696	423,870,434

Liabilities:
Payables for:
Investments purchased	63,803	610,785
Fund shares repurchased	157,147	2,182,160
Securities on loan (Note 2)	18,390,471	15,340,646
Trustees’ fees and expenses (Note 3)	33,523	46,941
Affiliates (Note 3):
Investment management fees	91,630	275,701
Administration fees	31,789	90,780
Service fees	50,903	32,139
Distribution fees	-	825
Due to custodian	-	42,794
Accrued expense and other liabilities	27,494	60,750

Total liabilities	18,846,760	18,683,521

Net assets	$186,754,936	$405,186,913

Net assets consist of:
Paid-in capital	$138,444,690	$250,766,699
Undistributed (accumulated) net investment income (loss)	217,683	-
Distributions in excess of net investment income	-	(1,137,872)
Accumulated net realized gain (loss) on investments and foreign currency transactions	16,754,178	6,847,337
Net unrealized appreciation (depreciation) on investments and foreign currency translations	31,338,385	148,710,749

Net assets	$186,754,936	$405,186,913

(a) Cost of investments — unaffiliated issuers:	$168,473,364	$268,036,553
(b) Cost of investments — affiliated issuers:	$-	$5,482,244
(c) Cost of short-term investments:	$5,053,686	$42,483
(d) Securities on loan with market value of:	$17,936,699	$14,794,509
(e) Cost of foreign currency:	$-	$8,712

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund	MassMutual Premier Strategic Emerging Markets Fund

$591,734,954	$120,155,852	$130,686,843
15,605,379	-	-
-	3,245,828	6,569,354

607,340,333	123,401,680	137,256,197

175,616	4,466	383,559

360,367	1,211,823	380,402
-	9,963	38,151
230,044	134,536	126,890
1,016,174	509,557	216,331
-	-	58,349
373,404	61,021	7,955

609,495,938	125,333,046	138,467,834

253,550	1,823,051	567,087
3,695,137	86,361	227,548
26,564,571	5,044,946	8,569,172
90,023	13,258	13,792

416,169	89,669	111,173
81,276	11,360	5,456
35,717	8,201	98
-	598	-
927	-	102,141
193,604	37,475	169,641

31,330,974	7,114,919	9,766,108

$578,164,964	$118,218,127	$128,701,726

$407,540,619	$121,970,644	$134,278,358
-	1,625,649	-
(388,447)	-	(146,199)
29,082,175	(14,008,945)	(6,360,654)
141,930,617	8,630,779	930,221

$578,164,964	$118,218,127	$128,701,726

$449,708,886	$111,523,409	$129,616,805
$15,605,379	$-	$-
$-	$3,245,828	$6,569,354
$25,337,956	$4,802,948	$8,363,290
$175,522	$4,476	$379,797

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2014 (Unaudited)

	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund
Class I shares*:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class R5 shares**:
Net assets	$88,367,173	$205,638,313

Shares outstanding (a)	5,372,255	13,847,500

Net asset value, offering price and redemption price per share	$16.45	$14.85

Service Class shares***:
Net assets	$3,493,067	$13,785,665

Shares outstanding (a)	212,326	934,025

Net asset value, offering price and redemption price per share	$16.45	$14.76

Administrative Class shares+:
Net assets	$11,328,264	$133,680,511

Shares outstanding (a)	691,997	9,009,040

Net asset value, offering price and redemption price per share	$16.37	$14.84

Class A shares:
Net assets	$83,566,432	$50,485,015

Shares outstanding (a)	5,178,559	3,433,521

Net asset value and redemption price per share	$16.14	$14.70

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$17.12	$15.60

Class R3 shares++:
Net assets	$-	$1,597,409

Shares outstanding (a)	-	108,236

Net asset value, offering price and redemption price per share	$-	$14.76

(a)	Authorized unlimited number of shares with no par value.
*	Class Z shares were renamed Class I shares on April 1, 2014.
**	Class S shares were renamed Class R5 shares on April 1, 2014.
***	Class Y shares were renamed Service Class shares on April 1, 2014.
+	Class L shares were renamed Administrative Class shares on April 1, 2014.
++	Class N shares were renamed Class R3 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund	MassMutual Premier Strategic Emerging Markets Fund

$-	$95,256,847	$120,391,942

-	7,574,256	10,317,520

$-	$12.58	$11.67

$474,718,624	$4,366,547	$7,631,075

30,691,340	346,316	646,222

$15.47	$12.61	$11.81

$24,160,843	$2,914,917	$222,534

1,564,785	231,564	19,084

$15.44	$12.59	$11.66

$20,463,333	$2,525,760	$407,793

1,331,006	199,545	34,763

$15.37	$12.66	$11.73

$58,822,164	$12,171,723	$48,382

3,913,733	969,297	4,158

$15.03	$12.56	$11.64

$15.95	$13.33	$12.35

$-	$982,333	$-

-	79,396	-

$-	$12.37	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

	MassMutual Premier Money Market Fund		MassMutual Premier Short-Duration Bond Fund
Investment income (Note 2):
Dividends	$-		$-
Interest	285,615		5,803,454

Total investment income	285,615		5,803,454

Expenses (Note 3):
Investment management fees	788,864		1,190,430
Custody fees	21,355		33,906
Interest expense	-		-
Audit fees	15,409		17,801
Legal fees	1,924		2,712
Proxy fees	513		513
Shareholder reporting fees	9,153		11,370
Trustees’ fees	15,696		21,141

	852,914		1,277,873
Administration fees:
Class I*	-		74,423
Class R5**	76,257		248,638
Service Class***	106,317	+++	124,380
Administrative Class+	-		90,172
Class A	214,364	+++	149,262
Class R3++	-		1,399
Distribution fees:
Class R3++	-		797
Service fees:
Class A	164,088	+++	95,952
Class R3++	-		797

Total expenses	1,413,940		2,063,693
Expenses waived (Note 3):
Class R5 fees reimbursed by adviser**	(332,584)		-
Service Class fees reimbursed by adviser***	(265,151	)+++	-
Class A fees reimbursed by adviser	(405,556	)+++	-
Class A administrative fees waived	(144,397	)+++	-
Class I management fees waived*	-		(148,967)
Class R5 management fees waived**	-		(134,338)
Service Class management fees waived***	-		(56,427)
Administrative Class management fees waived+	-		(32,353)
Class A management fees waived	-		(53,780)
Class R3 management fees waived++	-		(444)

Net expenses	266,252		1,637,384

Net investment income (loss)	19,363		4,166,070

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	8,487		412,709
Futures contracts	-		(740,297)
Swap agreements	-		(56,902)
Foreign currency transactions	-		-

Net realized gain (loss)	8,487		(384,490)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	-		203,541
Futures contracts	-		594,626
Swap agreements	-		(84,308)
Translation of assets and liabilities in foreign currencies	-		-

Net change in unrealized appreciation (depreciation)	-		713,859

Net realized gain (loss) and change in unrealized appreciation (depreciation)	8,487		329,369

Net increase (decrease) in net assets resulting from operations	$27,850		$4,495,439

*	Class Z shares were renamed Class I shares on April 1, 2014.
**	Class S shares were renamed Class R5 shares on April 1, 2014.
***	Class Y shares were renamed Service Class shares on April 1, 2014.
+	Class L shares were renamed Administrative Class shares on April 1, 2014.
++	Class N shares were renamed Class R3 shares on April 1, 2014.
+++	Class A shares and Class Y shares merged into Class S shares on March 7, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund

$-	$82,875	$6,375	$-
2,245,797	21,611,635	1,689,464	9,238,769

2,245,797	21,694,510	1,695,839	9,238,769

689,350	3,441,674	251,492	626,960
36,196	70,945	16,325	32,377
197,186	-	-	-
17,844	18,452	18,142	17,195
1,785	8,023	432	1,276
513	513	513	513
7,014	28,407	3,567	6,027
11,302	55,954	3,648	8,901

961,190	3,623,968	294,119	693,249

30,556	158,457	1,014	21,735
40,934	660,191	27,331	39,444
99,560	239,408	14,297	87,874
15,100	149,428	26,496	34,509
41,254	340,682	64,312	75,451
2,667	2,910	-	1,909

1,848	1,598	-	965

33,184	221,165	41,653	42,455
1,848	1,598	-	965

1,228,141	5,399,405	469,222	998,556

-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
(79,524)	(475,711)	(2,461)	(54,337)
(33,077)	(447,995)	(31,821)	(16,145)
(49,579)	(137,100)	(9,888)	(29,845)
(6,321)	(69,556)	(13,022)	(7,781)
(17,236)	(159,118)	(28,316)	(16,980)
(962)	(1,148)	-	(388)

1,041,442	4,108,777	383,714	873,080

1,204,355	17,585,733	1,312,125	8,365,689

(33,060)	9,835,668	781,051	3,322,334
(105,778)	1,210,290	84,060	-
(192,951)	(160,271)	(216,322)	-
-	-	4,401	-

(331,789)	10,885,687	653,190	3,322,334

(767,531)	4,962,871	856,938	7,454,946
(33,542)	(1,834,125)	(100,771)	-
15,151	(215,382)	17,137	-
-	-	(4,029)	-

(785,922)	2,913,364	769,275	7,454,946

(1,117,711)	13,799,051	1,422,465	10,777,280

$86,644	$31,384,784	$2,734,590	$19,142,969

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Investment income (Note 2):
Dividends (a)	$1,080,247	$1,524,314
Interest	750,218	45
Securities lending net income	-	11,353

Total investment income	1,830,465	1,535,712

Expenses (Note 3):
Investment management fees	383,672	310,964
Custody fees	27,066	10,473
Audit fees	18,125	17,535
Legal fees	748	657
Proxy fees	513	513
Shareholder reporting fees	4,464	3,780
Trustees’ fees	5,665	4,771

	440,253	348,693
Administration fees:
Class R5**	46,494	33,452
Service Class***	12,254	100
Administrative Class+	8,314	20,374
Class A	76,610	12,188
Class R3++	-	174
Distribution fees:
Class R3++	-	116
Service fees:
Class A	48,267	9,649
Class R3++	-	116

Total expenses	632,192	424,862
Expenses waived (Note 3):
Class R5 fees reimbursed by adviser**	-	-
Service Class fees reimbursed by adviser***	-	-
Administrative Class fees reimbursed by adviser+	-	-
Class A fees reimbursed by adviser	-	-
Class R3 fees reimbursed by adviser++	-	-

Net expenses	632,192	424,862

Net investment income (loss)	1,198,273	1,110,850

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	8,083,421	4,596,343
Futures contracts	200,775	-
Swap agreements	(5,144)	-
Foreign currency transactions	-	(1,306)

Net realized gain (loss)	8,279,052	4,595,037

Net change in unrealized appreciation (depreciation) on:
Investment transactions	3,041,028	7,325,327
Futures contracts	(50,450)	-
Swap agreements	(7,493)	-
Translation of assets and liabilities in foreign currencies	-	-

Net change in unrealized appreciation (depreciation)	2,983,085	7,325,327

Net realized gain (loss) and change in unrealized appreciation (depreciation)	11,262,137	11,920,364

Net increase (decrease) in net assets resulting from operations	$12,460,410	$13,031,214

(a) Net of withholding tax of:	$-	$28,509
**	Class S shares were renamed Class R5 shares on April 1, 2014.
***	Class Y shares were renamed Service Class shares on April 1, 2014.
+	Class L shares were renamed Administrative Class shares on April 1, 2014.
++	Class N shares were renamed Class R3 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Disciplined Growth Fund

$4,197,712	$1,477,875	$1,442,638	$3,043,462
53	153	122	100
-	5,550	-	-

4,197,765	1,483,578	1,442,760	3,043,562

850,990	626,705	873,827	847,008
18,411	12,227	22,387	17,994
17,530	16,334	-	17,539
1,659	894	1,623	1,613
513	513	-	513
7,251	4,576	1,705	7,000
12,324	6,744	6,863	11,798

908,678	667,993	906,405	903,465

35,975	76,343	101,141	27,446
41,428	4,590	8,885	38,336
7,540	53,048	7,338	28,866
15,540	21,682	74,749	30,685
247	137	29	-

200	95	21	-

15,030	17,486	62,291	30,155
200	95	21	-

1,024,838	841,469	1,160,880	1,058,953

-	(64,441)	(65,554)	-
-	(2,688)	(3)	-
-	(15,852)	(64)	-
-	(6,481)	(33,147)	-
-	(35)	(5)	-

1,024,838	751,972	1,062,107	1,058,953

3,172,927	731,606	380,653	1,984,609

21,038,976	20,407,668	65,460,099	25,971,875
-	-	-	-
-	-	-	-
-	(18,520)	23,729	-

21,038,976	20,389,148	65,483,828	25,971,875

19,628,370	34,913	(34,848,847)	11,474,827
-	-	-	-
-	-	-	-
-	(645)	(26,665)	-

19,628,370	34,268	(34,875,512)	11,474,827

40,667,346	20,423,416	30,608,316	37,446,702

$43,840,273	$21,155,022	$30,988,969	$39,431,311

$402	$5,849	$11,919	$(1,271)

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund
Investment income (Note 2):
Dividends — unaffiliated issuers (a)	$1,758,760	$2,363,842
Dividends — affiliated issuers (Note 7)	-	2,305
Interest	197	-
Securities lending net income	58,403	39,766

Total investment income	1,817,360	2,405,913

Expenses (Note 3):
Investment management fees	517,429	1,596,066
Custody fees	11,081	77,745
Audit fees	16,719	22,529
Legal fees	921	1,942
Proxy fees	513	513
Shareholder reporting fees	4,687	8,598
Trustees’ fees	6,025	14,536

	557,375	1,721,929
Administration fees:
Class I*	-	-
Class R5**	40,559	184,415
Service Class***	3,498	11,335
Administrative Class+	15,183	237,299
Class A	120,495	90,699
Class R3++	-	2,653
Distribution fees:
Class R3++	-	1,618
Service fees:
Class A	101,393	62,984
Class R3++	-	1,618

Total expenses	838,503	2,314,550
Expenses waived (Note 3):
Class I fees reimbursed by adviser*	-	-
Class R5 fees reimbursed by adviser**	-	(156,391)
Service Class fees reimbursed by adviser***	-	(2,303)
Administrative Class fees reimbursed by adviser+	-	(54,492)
Class A fees reimbursed by adviser	-	(10,747)
Class R3 fees reimbursed by adviser++	-	(1,635)
Class I management fees waived*	-	-
Class R5 management fees waived**	-	-
Service Class management fees waived***	-	-
Administrative Class management fees waived+	-	-
Class A management fees waived	-	-
Class R3 management fees waived++	-	-

Net expenses	838,503	2,088,982

Net investment income (loss)	978,857	316,931

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	20,871,692	17,331,937
Foreign currency transactions	(555)	22,933

Net realized gain (loss)	20,871,137	17,354,870

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(3,022,354)	13,795,346
Translation of assets and liabilities in foreign currencies	-	(30,705)

Net change in unrealized appreciation (depreciation)	(3,022,354)	13,764,641

Net realized gain (loss) and change in unrealized appreciation (depreciation)	17,848,783	31,119,511

Net increase (decrease) in net assets resulting from operations	$18,827,640	$31,436,442

(a) Net of withholding tax of:	$-	$128,827

*	Class Z shares were renamed Class I shares on April 1, 2014.
**	Class S shares were renamed Class R5 shares on April 1, 2014.
***	Class Y shares were renamed Service Class shares on April 1, 2014.
+	Class L shares were renamed Administrative Class shares on April 1, 2014.
++	Class N shares were renamed Class R3 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund	MassMutual Premier Strategic Emerging Markets Fund

$3,403,360	$2,247,316	$657,301
6,795	-	-
8,024	106	398
114,797	14,183	14,662

3,532,976	2,261,605	672,361

2,380,670	527,445	654,202
173,567	36,308	102,810
20,788	19,006	20,464
3,162	731	738
513	513	513
11,158	3,555	3,985
19,623	4,530	4,801

2,609,481	592,088	787,513

-	27,752	23,333
320,570	3,629	7,284
23,279	3,669	311
30,334	6,088	457
90,799	25,849	562
-	2,644	-

-	1,202	-

71,115	16,155	312
-	1,202	-

3,145,578	680,278	819,772

-	-	(95,649)
-	-	(5,973)
-	-	(170)
-	-	(165)
-	-	(202)
-	-	-
-	(46,274)	(87,496)
-	(2,416)	(5,466)
-	(1,468)	(156)
-	(1,518)	(153)
-	(6,449)	(186)
-	(480)	-

3,145,578	621,673	624,156

387,398	1,639,932	48,205

41,913,371	2,857,487	7,530,484
(197,245)	(2,481)	(132,628)

41,716,126	2,855,006	7,397,856

(2,896,277)	(1,698,983)	(5,805,876)
(152,641)	(16,854)	(125,826)

(3,048,918)	(1,715,837)	(5,931,702)

38,667,208	1,139,169	1,466,154

$39,054,606	$2,779,101	$1,514,359

$225,025	$75,508	$65,509

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Money Market Fund
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$19,363		$26,649
Net realized gain (loss) on investment transactions	8,487		4,430
Net change in unrealized appreciation (depreciation) on investments	-		-

Net increase (decrease) in net assets resulting from operations	27,850		31,079

Distributions to shareholders (Note 2):
From net investment income:
Class I*	-		-
Class R5**	(6,862)		(25,200)
Service Class***	(5,681	)+++	(14,760)
Administrative Class+	-		-
Class A	(6,836	)+++	(22,805)
Class R3++	-		-

Total distributions from net investment income	(19,379)		(62,765)

From net realized gains:
Class I*	-		-
Class R5**	-		-
Service Class***	-		-
Administrative Class+	-		-
Class A	-		-
Class R3++	-		-

Total distributions from net realized gains	-		-

Net fund share transactions (Note 5):
Class I*	-		-
Class R5**	306,183,241		(10,817,961)
Service Class***	(102,826,076	)+++	(5,781,332)
Administrative Class+	-		-
Class A	(156,111,619	)+++	12,304,753
Class R3++	-		-

Increase (decrease) in net assets from fund share transactions	47,245,546		(4,294,540)

Total increase (decrease) in net assets	47,254,017		(4,326,226)
Net assets
Beginning of period	411,009,263		415,335,489

End of period	$458,263,280		$411,009,263

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-		$-

Distributions in excess of net investment income included in net assets at end of period	$(64,991)		$(64,975)

*	Class Z shares were renamed Class I shares on April 1, 2014.
**	Class S shares were renamed Class R5 shares on April 1, 2014.
***	Class Y shares were renamed Service Class shares on April 1, 2014.
+	Class L shares were renamed Administrative Class shares on April 1, 2014.
++	Class N shares were renamed Class R3 shares on April 1, 2014.
+++	Class A shares and Class Y shares merged into Class S shares on March 7, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund		MassMutual Premier Inflation-Protected and Income Fund
Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

$4,166,070	$7,636,327	$1,204,355	$7,615,061
(384,490)	(399,777)	(331,789)	8,426,616
713,859	(589,822)	(785,922)	(36,857,341)

4,495,439	6,646,728	86,644	(20,815,664)

(4,754,279)	(2,972,939)	(2,766,412)	(4,436,438)
(3,840,528)	(3,039,953)	(1,075,069)	(2,425,789)
(1,671,755)	(1,354,062)	(1,591,866)	(2,851,252)
(938,310)	(703,233)	(184,617)	(301,336)
(1,253,164)	(1,231,459)	(470,479)	(968,498)
(2,817)	-	(23,611)	(32,628)

(12,460,853)	(9,301,646)	(6,112,054)	(11,015,941)

-	(1,629,804)	(3,901,385)	(1,189,400)
-	(1,820,845)	(1,627,748)	(672,137)
-	(852,974)	(2,504,490)	(817,900)
-	(458,633)	(304,554)	(89,066)
-	(896,491)	(899,454)	(314,661)
-	(11,757)	(48,644)	(10,875)

-	(5,670,504)	(9,286,275)	(3,094,039)

20,339,373	55,641,215	21,000,698	3,873,943
(9,283,301)	41,101,424	(841,524)	(11,703,148)
1,512,370	(2,802,482)	(4,887,437)	(3,918,056)
(8,620,859)	12,326,336	348,337	1,795,096
4,901,423	5,086,870	(2,773,552)	(6,575,388)
(660,762)	313,225	262,036	389,218

8,188,244	111,666,588	13,108,558	(16,138,335)

222,830	103,341,166	(2,203,127)	(51,063,979)

585,764,154	482,422,988	294,173,348	345,237,327

$585,986,984	$585,764,154	$291,970,221	$294,173,348

$684,535	$8,979,318	$463,078	$5,370,777

$-	$-	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Core Bond Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$17,585,733	$36,320,735
Net realized gain (loss) on investment transactions	10,885,687	(12,155,793)
Net change in unrealized appreciation (depreciation) on investments	2,913,364	(37,860,453)

Net increase (decrease) in net assets resulting from operations	31,384,784	(13,695,511)

Distributions to shareholders (Note 2):
From net investment income:
Class I*	(17,274,485)	(11,760,419)
Class R5**	(15,286,443)	(16,715,444)
Service Class***	(4,531,247)	(3,683,072)
Administrative Class+	(2,473,551)	(1,973,054)
Class A	(4,836,181)	(3,742,227)
Class R3++	(27,271)	(34,038)

Total distributions from net investment income	(44,429,178)	(37,908,254)

From net realized gains:
Class I*	-	(9,935,218)
Class R5**	-	(15,393,523)
Service Class***	-	(3,454,333)
Administrative Class+	-	(1,923,454)
Class A	-	(4,106,871)
Class R3++	-	(39,187)

Total distributions from net realized gains	-	(34,852,586)

Net fund share transactions (Note 5):
Class I*	71,257,016	(7,474,661)
Class R5**	(14,578,010)	(175,185,370)
Service Class***	22,895,347	(10,881,494)
Administrative Class+	(11,536,159)	(5,891,616)
Class A	(2,351,895)	(1,528,224)
Class R3++	(501,041)	293,834

Increase (decrease) in net assets from fund share transactions	65,185,258	(200,667,531)

Total increase (decrease) in net assets	52,140,864	(287,123,882)
Net assets
Beginning of period	1,407,954,686	1,695,078,568

End of period	$1,460,095,550	$1,407,954,686

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$4,057,926	$30,901,371

*	Class Z shares were renamed Class I shares on April 1, 2014.
**	Class S shares were renamed Class R5 shares on April 1, 2014.
***	Class Y shares were renamed Service Class shares on April 1, 2014.
+	Class L shares were renamed Administrative Class shares on April 1, 2014.
++	Class N shares were renamed Class R3 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund		MassMutual Premier High Yield Fund
Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

$1,312,125	$2,691,339	$8,365,689	$15,982,313
653,190	(909,085)	3,322,334	11,661,754
769,275	(1,372,761)	7,454,946	(4,455,035)

2,734,590	409,493	19,142,969	23,189,032

(126,093)	(5)	(7,156,840)	(7,686,693)
(1,036,543)	(1,451,138)	(1,954,150)	(1,599,632)
(319,607)	(333,301)	(3,650,081)	(4,014,533)
(421,314)	(398,553)	(914,194)	(664,781)
(827,390)	(1,262,840)	(2,062,136)	(2,491,300)
-	(51)	(43,575)	(33,142)

(2,730,947)	(3,445,888)	(15,780,976)	(16,490,081)

(4,063)	(3)	(1,853,978)	-
(36,188)	(1,042,719)	(521,804)	-
(11,383)	(312,639)	(984,928)	-
(15,095)	(289,570)	(249,512)	-
(33,584)	(993,942)	(589,419)	-
-	(44)	(12,951)	-

(100,313)	(2,638,917)	(4,212,592)	-

4,552,841	8	11,195,348	(5,133,707)
971,492	884,703	3,450,630	7,909,272
3,120,944	(24,106,947)	4,094,299	(308,924)
3,394,378	3,752,807	3,417,257	5,069,235
1,301,725	(3,569,715)	3,640,153	(10,863,366)
-	(1,577)	300,128	182,077

13,341,380	(23,040,721)	26,097,815	(3,145,413)

13,244,710	(28,716,033)	25,247,216	3,553,538

93,003,055	121,719,088	235,872,015	232,318,477

$106,247,765	$93,003,055	$261,119,231	$235,872,015

$274,604	$1,693,426	$3,987,165	$11,402,452

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Balanced Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,198,273	$2,370,647
Net realized gain (loss) on investment transactions	8,279,052	11,043,146
Net change in unrealized appreciation (depreciation) on investments	2,983,085	1,615,489

Net increase (decrease) in net assets resulting from operations	12,460,410	15,029,282

Distributions to shareholders (Note 2):
From net investment income:
Class R5**	(1,768,689)	(1,795,172)
Service Class***	(148,050)	(117,156)
Administrative Class+	(54,927)	(50,821)
Class A	(488,139)	(327,247)
Class R3++	-	-

Total distributions from net investment income	(2,459,805)	(2,290,396)

From net realized gains:
Class R5**	(5,307,904)	-
Service Class***	(486,732)	-
Administrative Class+	(194,465)	-
Class A	(2,006,154)	-

Total distributions from net realized gains	(7,995,255)	-

Net fund share transactions (Note 5):
Class R5**	617,446	(2,989,975)
Service Class***	591,912	2,341,724
Administrative Class+	2,324,054	100,901
Class A	(1,578,620)	17,651,046
Class R3++	-	-

Increase (decrease) in net assets from fund share transactions	1,954,792	17,103,696

Total increase (decrease) in net assets	3,960,142	29,842,582
Net assets
Beginning of period	157,650,649	127,808,067

End of period	$161,610,791	$157,650,649

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$487,129	$1,748,661

**	Class S shares were renamed Class R5 shares on April 1, 2014.
***	Class Y shares were renamed Service Class shares on April 1, 2014.
+	Class L shares were renamed Administrative Class shares on April 1, 2014.
++	Class N shares were renamed Class R3 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund		MassMutual Premier Disciplined Value Fund
Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

$1,110,850	$2,243,223	$3,172,927	$6,539,852
4,595,037	30,370,844	21,038,976	53,490,981
7,325,327	(4,184,156)	19,628,370	5,762,260

13,031,214	28,429,911	43,840,273	65,793,093

(1,692,845)	(2,084,066)	(4,461,989)	(4,771,965)
(1,879)	(1,968)	(1,196,680)	(1,438,085)
(200,704)	(251,497)	(98,306)	(58,924)
(77,472)	(100,464)	(161,790)	(173,369)
(868)	(684)	(1,713)	(2,011)

(1,973,768)	(2,438,679)	(5,920,478)	(6,444,354)

-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-

-	-	-	-

(4,388,302)	(49,984,671)	3,068,247	(19,419,372)
7,132	(39,466)	(10,079,756)	(10,302,557)
(2,248,363)	(6,209,417)	1,412,993	1,078,517
(1,791,678)	(2,899,523)	(976,475)	438,974
162	(1,166)	(3,238)	1,343

(8,421,049)	(59,134,243)	(6,578,229)	(28,203,095)

2,636,397	(33,143,011)	31,341,566	31,145,644

123,755,459	156,898,470	322,447,997	291,302,353

$126,391,856	$123,755,459	$353,789,563	$322,447,997

$621,379	$1,484,297	$1,600,686	$4,348,237

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Main Street Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$731,606	$1,887,625
Net realized gain (loss) on investment transactions	20,389,148	19,746,272
Net change in unrealized appreciation (depreciation) on investments	34,268	7,883,071

Net increase (decrease) in net assets resulting from operations	21,155,022	29,516,968

Distributions to shareholders (Note 2):
From net investment income:
Class R5**	(1,211,651)	(1,502,544)
Service Class***	(44,986)	(58,713)
Administrative Class+	(229,178)	(323,331)
Class A	(66,762)	(107,123)
Class R3++	(99)	(280)

Total distributions from net investment income	(1,552,676)	(1,991,991)

From net realized gains:
Class R5**	-	-
Service Class***	-	-
Administrative Class+	-	-
Class A	-	-
Class R3++	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Class R5**	(5,421,897)	(9,868,078)
Service Class***	552,683	(397,238)
Administrative Class+	(2,327,872)	(4,311,819)
Class A	(1,013,712)	(454,382)
Class R3++	33,400	(37,273)

Increase (decrease) in net assets from fund share transactions	(8,177,398)	(15,068,790)

Total increase (decrease) in net assets	11,424,948	12,456,187
Net assets
Beginning of period	183,109,066	170,652,879

End of period	$194,534,014	$183,109,066

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$314,087	$1,135,157

**	Class S shares were renamed Class R5 shares on April 1, 2014.
***	Class Y shares were renamed Service Class shares on April 1, 2014.
+	Class L shares were renamed Administrative Class shares on April 1, 2014.
++	Class N shares were renamed Class R3 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund		MassMutual Premier Disciplined Growth Fund
Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

$380,653	$2,325,426	$1,984,609	$4,317,667
65,483,828	49,935,277	25,971,875	55,992,581
(34,875,512)	(9,828,757)	11,474,827	(2,977,653)

30,988,969	42,431,946	39,431,311	57,332,595

(1,193,428)	(2,132,742)	(2,486,089)	(3,049,735)
(31,496)	(74,639)	(694,370)	(814,371)
-	(166,936)	(217,867)	(127,057)
(78,201)	(417,475)	(192,172)	(190,668)
-	(1,399)	-	-

(1,303,125)	(2,793,191)	(3,590,498)	(4,181,831)

(8,200,277)	-	(39,505,188)	(582,878)
(336,977)	-	(11,931,756)	(165,016)
(177,207)	-	(4,020,686)	(27,034)
(2,112,661)	-	(4,507,911)	(47,338)
(767)	-	-	-

(10,827,889)	-	(59,965,541)	(822,266)

(79,363,390)	(26,721,571)	59,324,747	(37,811,753)
(15,130,446)	9,858,382	6,521,596	(3,848,490)
(4,578,660)	(18,614,866)	6,905,735	8,992,605
(25,296,430)	(23,836,108)	8,308,330	1,793,971
(18,723)	(231,031)	-	-

(124,387,649)	(59,545,194)	81,060,408	(30,873,667)

(105,529,694)	(19,906,439)	56,935,680	21,454,831

285,891,630	305,798,069	313,801,131	292,346,300

$180,361,936	$285,891,630	$370,736,811	$313,801,131

$45,341	$967,813	$925,456	$2,531,345

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Small Cap Opportunities Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$978,857	$1,518,238
Net realized gain (loss) on investment transactions	20,871,137	23,593,975
Net change in unrealized appreciation (depreciation) on investments	(3,022,354)	21,735,614

Net increase (decrease) in net assets resulting from operations	18,827,640	46,847,827

Distributions to shareholders (Note 2):
From net investment income:
Class R5**	(807,480)	(771,082)
Service Class***	(32,239)	(35,673)
Administrative Class+	(84,225)	(66,410)
Class A	(497,259)	(432,796)
Class R3++	-	-

Total distributions from net investment income	(1,421,203)	(1,305,961)

From net realized gains:
Class R5**	-	-
Service Class***	-	-
Administrative Class+	-	-
Class A	-	-
Class R3++	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Class R5**	(2,876,425)	(7,213,806)
Service Class***	519,689	(1,568,133)
Administrative Class+	672,557	1,468,750
Class A	(1,669,872)	(1,394,859)
Class R3++	-	-

Increase (decrease) in net assets from fund share transactions	(3,354,051)	(8,708,048)

Total increase (decrease) in net assets	14,052,386	36,833,818
Net assets
Beginning of period	172,702,550	135,868,732

End of period	$186,754,936	$172,702,550

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$217,683	$660,029

Distributions in excess of net investment income included in net assets at end of period	$-	$-

**	Class S shares were renamed Class R5 shares on April 1, 2014.
***	Class Y shares were renamed Service Class shares on April 1, 2014.
+	Class L shares were renamed Administrative Class shares on April 1, 2014.
++	Class N shares were renamed Class R3 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund		MassMutual Premier International Equity Fund
Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

$316,931	$4,320,922	$387,398	$7,157,963
17,354,870	18,610,305	41,716,126	42,000,213
13,764,641	66,079,423	(3,048,918)	68,731,235

31,436,442	89,010,650	39,054,606	117,889,411

(2,183,110)	(2,614,685)	(5,193,011)	(5,786,543)
(87,996)	(85,643)	(343,831)	(321,754)
(1,131,543)	(1,211,149)	(191,461)	(212,882)
(307,282)	(330,289)	(433,471)	(503,389)
(6,586)	(7,743)	-	-

(3,716,517)	(4,249,509)	(6,161,774)	(6,824,568)

(1,676,684)	-	(37,123,943)	(12,314,694)
(75,838)	-	(2,463,445)	(696,090)
(1,103,296)	-	(1,591,080)	(499,651)
(425,476)	-	(4,701,447)	(1,496,537)
(10,599)	-	-	-

(3,291,893)	-	(45,879,915)	(15,006,972)

(20,518,021)	(28,424,289)	39,764,763	(30,655,748)
4,676,715	(568,700)	(886,749)	(37,831)
(3,179,264)	(7,363,036)	2,872,074	(278,031)
(1,121,256)	(2,584,287)	4,000,963	256,543
276,305	64,996	-	-

(19,865,521)	(38,875,316)	45,751,051	(30,715,067)

4,562,511	45,885,825	32,763,968	65,342,804

400,624,402	354,738,577	545,400,996	480,058,192

$405,186,913	$400,624,402	$578,164,964	$545,400,996

$-	$2,261,714	$-	$5,385,929

$(1,137,872)	$-	$(388,447)	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Focused International Fund
	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,639,932	$1,933,339
Net realized gain (loss) on investment transactions	2,855,006	3,122,104
Net change in unrealized appreciation (depreciation) on investments	(1,715,837)	5,496,276

Net increase (decrease) in net assets resulting from operations	2,779,101	10,551,719

Distributions to shareholders (Note 2):
From net investment income:
Class I*	(1,536,642)	(1,063,618)
Class R5**	(68,822)	(513,418)
Service Class***	(35,833)	(100,077)
Administrative Class+	(30,635)	(89,498)
Class A	(117,458)	(191,242)
Class R3++	(6,627)	(7,648)

Total distributions from net investment income	(1,796,017)	(1,965,501)

Net fund share transactions (Note 5):
Class I*	4,533,708	12,360,280
Class R5**	(948,119)	(29,751,796)
Service Class***	(65,713)	(5,785,553)
Administrative Class+	(1,230,738)	(3,617,348)
Class A	(2,366,350)	(8,819,128)
Class R3++	18,322	(83,149)

Increase (decrease) in net assets from fund share transactions	(58,890)	(35,696,694)

Total increase (decrease) in net assets	924,194	(27,110,476)
Net assets
Beginning of period	117,293,933	144,404,409

End of period	$118,218,127	$117,293,933

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$1,625,649	$1,781,734

Distributions in excess of net investment income included in net assets at end of period	$-	$-

*	Class Z shares were renamed Class I shares on April 1, 2014.
**	Class S shares were renamed Class R5 shares on April 1, 2014.
***	Class Y shares were renamed Service Class shares on April 1, 2014.
+	Class L shares were renamed Administrative Class shares on April 1, 2014.
++	Class N shares were renamed Class R3 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund
Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

$48,205	$1,707,402
7,397,856	(11,143,478)
(5,931,702)	6,337,483

1,514,359	(3,098,593)

(1,494,775)	(1,094,858)
(81,186)	(47,848)
(2,132)	(1,277)
(926)	(441)
(2,112)	-
-	-

(1,581,131)	(1,144,424)

5,001,935	(15,339,014)
614,434	1,132,650
16,052	8,794
289,198	38,107
(263,987)	(35,247)
-	-

5,657,632	(14,194,710)

5,590,860	(18,437,727)

123,110,866	141,548,593

$128,701,726	$123,110,866

$-	$1,386,727

$(146,199)	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Cash Flows

For the Six Months Ended March 31,2014 (Unaudited)

MassMutual Premier Inflation-Protected and Income Fund
Cash flows from operating activities:
Net increase in net assets resulting from operations	$86,644
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(146,491,197)
Investments sold	133,235,464
Increase in the principal amount of inflation-indexed bonds	(391,777)
(Purchase) Sale of short-term investments, net	(11,123,223)
Amortization (accretion) of discount and premium, net	871,001
(Increase) Decrease in receivable from interest and dividends	163,550
(Increase) Decrease in receivable from investment adviser	(507)
(Increase) Decrease in collateral held for reverse repurchase agreements	(37,911)
Increase (Decrease) in payable for interest for reverse repurchase agreements	19,361
Increase (Decrease) in payable for Trustees' fees and expenses	4,644
Increase (Decrease) in payable for investment management fees	1,874
Increase (Decrease) in payable for administration fees	(2,305)
Increase (Decrease) in payable for service fees	(3,677)
Increase (Decrease) in payable for distribution fees	80
Increase (Decrease) in variation margin payable on open derivative instruments	(25,675)
Increase (Decrease) in payable for accrued expenses and other liabilities	(14,577)
Net change in unrealized (appreciation) depreciation on investments	767,531
Net realized (gain) loss from investments	36,343

Net cash from (used in) operating activities	(22,904,357)

Cash flows from (used in) financing activities:
Proceeds from shares sold	50,685,997
Payment on shares redeemed	(52,700,353)
Cash distributions paid	(339)
Proceeds from reverse repurchase agreements	(38,494,520)
Repayment of reverse repurchase agreements	62,940,067

Net cash from (used in) financing activities	22,430,852

Net increase (decrease) in cash	(473,505)
Due to custodian at beginning of year	(556,495)

Due to custodian at period end	$(1,030,000)

Non cash financing activities not included herein consist of reinvestment of all distributions in the amount of:	$15,397,990
Cash paid out for interest on reverse repurchase agreements	$177,004

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations					Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations		From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total Return[l]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class R5
03/31/14r,bb	$1.00	$0.00	[d]	$(0.00)[d]	$0.00	[d]	$(0.00)[d]	$-	$(0.00)[d]	$1.00	0.00%	[b,e]	$458,263	0.45%	[a]	0.12%	[a]	0.01%	[a]
09/30/13	1.00	0.00	[d]	(0.00)[d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.01%		152,076	0.45%		0.15%		0.01%
09/30/12[i]	1.00	0.00	[d]	0.00 [d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.00%	[b,e]	162,906	0.46%	[a]	0.16%	[a]	0.00%	[a,e]
10/31/11	1.00	0.00	[d]	0.00 [d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.00%	[e]	189,764	0.46%		0.20%		0.00%	[e]
10/31/10	1.00	0.00	[d]	0.00 [d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.00%	[e]	221,083	0.46%		0.25%		0.00%	[e]
10/31/09	1.00	0.00	[d]	(0.00)[d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.40%		299,832	0.49%		0.45%		0.41%
10/31/08	1.00	0.03		(0.00)[d]	0.03		(0.03)	(0.00)[d]	(0.03)	1.00	2.64%		323,136	0.48%		0.48%	[k]	2.55%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
r	Unaudited.
bb	Class S shares were renamed Class R5 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/14r,aa	$10.57	$0.08	$0.01	$0.09	$(0.23)	$-	$(0.23)	$10.43	0.79%	[b]	$205,462	0.49%	[a]	0.35%	[a]	1.56%	[a]
09/30/13	10.77	0.18	(0.02)	0.16	(0.23)	(0.13)	(0.36)	10.57	1.62%		188,114	0.50%		0.36%		1.68%
09/30/12[i]	10.87	0.18	0.16	0.34	(0.22)	(0.22)	(0.44)	10.77	3.20%	[b]	134,803	0.51%	[a]	0.37%	[a]	1.83%	[a]
10/31/11[g]	10.86	0.20	0.13	0.33	(0.25)	(0.07)	(0.32)	10.87	3.05%	[b]	137,464	0.52%	[a]	0.37%	[a]	2.07%	[a]
Class R5
03/31/14r,bb	$10.59	$0.07	$(0.00)[d]	$0.07	$(0.21)	$-	$(0.21)	$10.45	0.69%	[b]	$185,077	0.68%	[a]	0.54%	[a]	1.36%	[a]
09/30/13	10.79	0.16	(0.02)	0.14	(0.21)	(0.13)	(0.34)	10.59	1.43%		196,790	0.69%		0.55%		1.48%
09/30/12[i]	10.88	0.16	0.16	0.32	(0.19)	(0.22)	(0.41)	10.79	2.91%	[b]	158,361	0.70%	[a]	0.56%	[a]	1.64%	[a]
10/31/11	10.93	0.20	0.05	0.25	(0.23)	(0.07)	(0.30)	10.88	2.38%		155,719	0.67%		0.55%		1.86%
10/31/10	10.64	0.29	0.34	0.63	(0.34)	-	(0.34)	10.93	6.10%		190,062	0.56%		N/A		2.72%
10/31/09	9.79	0.41	0.94	1.35	(0.50)	-	(0.50)	10.64	14.34%		143,114	0.56%		N/A		4.13%
10/31/08	10.49	0.40	(0.53)	(0.13)	(0.57)	-	(0.57)	9.79	(1.23%	)	153,218	0.55%		0.55%	[k]	3.97%
Service Class
03/31/14r,cc	$10.53	$0.07	$0.00 [d]	$0.07	$(0.21)	$-	$(0.21)	$10.39	0.66%	[b]	$76,366	0.73%	[a]	0.59%	[a]	1.32%	[a]
09/30/13	10.72	0.15	(0.01)	0.14	(0.20)	(0.13)	(0.33)	10.53	1.33%		75,944	0.74%		0.60%		1.43%
09/30/12[i]	10.82	0.15	0.16	0.31	(0.19)	(0.22)	(0.41)	10.72	2.93%	[b]	79,985	0.75%	[a]	0.61%	[a]	1.59%	[a]
10/31/11	10.87	0.19	0.05	0.24	(0.22)	(0.07)	(0.29)	10.82	2.30%		75,045	0.73%		0.60%		1.80%
10/31/10	10.58	0.28	0.35	0.63	(0.34)	-	(0.34)	10.87	6.11%		59,027	0.61%		N/A		2.69%
10/31/09	9.74	0.39	0.95	1.34	(0.50)	-	(0.50)	10.58	14.36%		56,552	0.61%		N/A		3.90%
10/31/08	10.42	0.40	(0.52)	(0.12)	(0.56)	-	(0.56)	9.74	(1.29%	)	34,550	0.60%		0.60%	[k]	3.95%

	Six months ended March 31, 2014[b],r	Year ended September 30, 2013	Period ended September 30, 2012[b,i]	Year ended October 31
				2011	2010	2009	2008
Portfolio turnover rate for all share classes	39%	146%	349%	384%	332%	232%	140%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa	Class Z shares were renamed Class I shares on April 1, 2014.
bb	Class S shares were renamed Class R5 shares on April 1, 2014.
cc	Class Y shares were renamed Service Class shares on April 1, 2014.
dd	Class L shares were renamed Administrative Class shares on April 1, 2014.
ee	Class N shares were renamed Class R3 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/14r,dd	$10.49	$0.06	$0.01	$0.07	$(0.20)	$-	$(0.20)	$10.36	0.70%	[b]	$39,717	0.81%	[a]	0.67%	[a]	1.23%	[a]
09/30/13	10.69	0.14	(0.01)	0.13	(0.20)	(0.13)	(0.33)	10.49	1.27%		48,954	0.82%		0.68%		1.36%
09/30/12[i]	10.74	0.15	0.16	0.31	(0.14)	(0.22)	(0.36)	10.69	2.87%	[b]	37,298	0.83%	[a]	0.69%	[a]	1.51%	[a]
10/31/11	10.80	0.18	0.05	0.23	(0.22)	(0.07)	(0.29)	10.74	2.18%		44,760	0.80%		0.68%		1.72%
10/31/10	10.52	0.27	0.34	0.61	(0.33)	-	(0.33)	10.80	5.95%		125,719	0.76%		0.69%		2.60%
10/31/09	9.68	0.39	0.93	1.32	(0.48)	-	(0.48)	10.52	14.19%		114,790	0.76%		0.69%		4.01%
10/31/08	10.38	0.39	(0.53)	(0.14)	(0.56)	-	(0.56)	9.68	(1.35%	)	123,378	0.75%		0.68%		3.88%
Class A
03/31/14[r]	$10.41	$0.05	$0.01	$0.06	$(0.17)	$-	$(0.17)	$10.30	0.49%	[b]	$78,774	1.06%	[a]	0.92%	[a]	0.99%	[a]
09/30/13	10.62	0.12	(0.02)	0.10	(0.18)	(0.13)	(0.31)	10.41	0.99%		74,711	1.07%		0.93%		1.11%
09/30/12[i]	10.71	0.12	0.16	0.28	(0.15)	(0.22)	(0.37)	10.62	2.66%	[b]	71,031	1.08%	[a]	0.94%	[a]	1.26%	[a]
10/31/11	10.76	0.16	0.05	0.21	(0.19)	(0.07)	(0.26)	10.71	2.02%		69,635	1.06%		0.93%		1.48%
10/31/10	10.48	0.24	0.34	0.58	(0.30)	-	(0.30)	10.76	5.70%		98,198	1.01%		0.94%		2.32%
10/31/09	9.65	0.36	0.93	1.29	(0.46)	-	(0.46)	10.48	13.99%		68,067	1.01%		0.94%		3.67%
10/31/08	10.35	0.36	(0.53)	(0.17)	(0.53)	-	(0.53)	9.65	(1.73%	)	63,490	1.00%		0.93%		3.59%
Class R3
03/31/14r,ee	$10.44	$0.03	$(0.00)[d]	$0.03	$(0.05)	$-	$(0.05)	$10.42	0.33%	[b]	$591	1.36%	[a]	1.22%	[a]	0.66%	[a]
09/30/13	10.49	0.08	-	0.08	-	(0.13)	(0.13)	10.44	0.74%		1,251	1.37%		1.23%		0.81%
09/30/12[i]	10.60	0.09	0.15	0.24	(0.13)	(0.22)	(0.35)	10.49	2.29%	[b]	944	1.38%	[a]	1.24%	[a]	0.93%	[a]
10/31/11	10.66	0.12	0.06	0.18	(0.17)	(0.07)	(0.24)	10.60	1.67%		8,835	1.36%		1.23%		1.18%
10/31/10	10.42	0.21	0.33	0.54	(0.30)	-	(0.30)	10.66	5.33%		7,997	1.31%		1.24%		2.03%
10/31/09	9.58	0.33	0.93	1.26	(0.42)	-	(0.42)	10.42	13.72%		4,408	1.31%		1.24%		3.38%
10/31/08	10.31	0.33	(0.52)	(0.19)	(0.54)	-	(0.54)	9.58	(2.02%	)	3,426	1.30%		1.23%		3.28%

MassMutual Premier Inflation-Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[o]		Ratio of expenses to average daily net assets after expense waivers[j,o]		Interest expense to average daily net assets [p]		Ratio of expenses to average daily net assets before expense waivers[n]		Ratio of expenses to average daily net assets after expense waivers[j,n]		Net investment income (loss) to average daily net assets
Class I
03/31/14r,aa	$11.00	$0.05	$(0.05)	$0.00 [d]	$(0.26)	$(0.36)	$(0.62)	$10.38	0.06%	[b]	$129,702	0.58%	[a]	0.45%	[a]	0.14%	[a]	0.72%	[a]	0.59%	[a]	0.99%	[a]
09/30/13	12.22	0.28	(0.99)	(0.71)	(0.40)	(0.11)	(0.51)	11.00	(6.12%	)	115,192	0.57%		0.44%		0.20%		0.77%		0.64%		2.43%
09/30/12[i]	11.91	0.23	0.59	0.82	(0.51)	-	(0.51)	12.22	7.12%	[b]	124,528	0.58%	[a]	0.45%	[a]	0.21%	[a]	0.79%	[a]	0.66%	[a]	2.10%	[a]
10/31/11[h]	10.67	0.30	0.94	1.24	-	-	-	11.91	11.62%	[b]	101,708	0.59%	[a]	0.45%	[a]	0.15%	[a]	0.74%	[a]	0.60%	[a]	3.88%	[a]
Class R5
03/31/14r,bb	$10.99	$0.05	$(0.05)	$0.00 [d]	$(0.24)	$(0.36)	$(0.60)	$10.39	(0.01%	)[b]	$52,848	0.69%	[a]	0.56%	[a]	0.14%	[a]	0.83%	[a]	0.70%	[a]	0.87%	[a]
09/30/13	12.22	0.27	(1.00)	(0.73)	(0.39)	(0.11)	(0.50)	10.99	(6.22%	)	56,344	0.68%		0.55%		0.20%		0.88%		0.75%		2.29%
09/30/12[i]	11.90	0.21	0.60	0.81	(0.49)	-	(0.49)	12.22	7.02%	[b]	75,714	0.69%	[a]	0.56%	[a]	0.21%	[a]	0.90%	[a]	0.77%	[a]	1.96%	[a]
10/31/11	11.30	0.53	0.43	0.96	(0.36)	-	(0.36)	11.90	8.99%		89,413	0.66%		0.56%		0.17%		0.83%		0.73%		4.79%
10/31/10	10.29	0.36	0.70	1.06	(0.05)	-	(0.05)	11.30	10.28%		92,808	0.56%		N/A		0.17%		0.73%		N/A		3.36%
10/31/09	9.51	(0.03)	1.58	1.55	(0.77)	-	(0.77)	10.29	16.82%		92,457	0.56%		N/A		0.07%		0.63%		N/A		(0.29%	)
10/31/08	10.53	0.62	(1.06)	(0.44)	(0.58)	-	(0.58)	9.51	(4.58%	)	111,763	0.54%		N/A		N/A		N/A		N/A		5.85%
Service Class
03/31/14r,cc	$10.96	$0.04	$(0.05)	$(0.01)	$(0.23)	$(0.36)	$(0.59)	$10.36	0.00%	[b,e]	$73,207	0.79%	[a]	0.66%	[a]	0.14%	[a]	0.93%	[a]	0.80%	[a]	0.75%	[a]
09/30/13	12.18	0.26	(1.00)	(0.74)	(0.37)	(0.11)	(0.48)	10.96	(6.35%	)	82,273	0.78%		0.65%		0.20%		0.98%		0.85%		2.20%
09/30/12[i]	11.87	0.21	0.58	0.79	(0.48)	-	(0.48)	12.18	6.90%	[b]	95,417	0.79%	[a]	0.66%	[a]	0.21%	[a]	1.00%	[a]	0.87%	[a]	1.94%	[a]
10/31/11	11.27	0.48	0.47	0.95	(0.35)	-	(0.35)	11.87	8.80%		80,118	0.74%		0.66%		0.18%		0.92%		0.84%		4.36%
10/31/10	10.27	0.34	0.71	1.05	(0.05)	-	(0.05)	11.27	10.22%		95,864	0.66%		N/A		0.17%		0.83%		N/A		3.24%
10/31/09	9.50	(0.02)	1.55	1.53	(0.76)	-	(0.76)	10.27	16.74%		96,117	0.65%		N/A		0.07%		0.72%		N/A		(0.24%	)
10/31/08	10.52	0.61	(1.06)	(0.45)	(0.57)	-	(0.57)	9.50	(4.77%	)	71,147	0.64%		N/A		N/A		N/A		N/A		5.76%

	Six months ended March 31, 2014[b],r	Year ended September 30, 2013	Period ended September 30, 2012[b,i]	Year ended October 31
				2011	2010	2009	2008
Portfolio turnover rate for all share classes	33%	56%	29%	46%	41%	35%	17%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
h	For the period March 1, 2011 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Includes interest expense.
o	Excludes interest expense.
p	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.
r	Unaudited.
aa	Class Z shares were renamed Class I shares on April 1, 2014.
bb	Class S shares were renamed Class R5 shares on April 1, 2014.
cc	ClassY shares were renamed Service Class shares on April 1, 2014.
dd	Class L shares were renamed Administrative Class shares on April 1, 2014.
ee	Class N shares were renamed Class R3 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[o]		Ratio of expenses to average daily net assets after expense waivers[j,o]		Interest expense to average daily net assets [p]		Ratio of expenses to average daily net assets before expense waivers[n]		Ratio of expenses to average daily net assets after expense waivers[j,n]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/14r,dd	$11.06	$0.04	$(0.06)	$(0.02)	$(0.22)	$(0.36)	$(0.58)	$10.46	(0.11%	)[b]	$10,041	0.84%	[a]	0.71%	[a]	0.14%	[a]	0.98%	[a]	0.85%	[a]	0.72%	[a]
09/30/13	12.28	0.24	(0.99)	(0.75)	(0.36)	(0.11)	(0.47)	11.06	(6.46%	)	10,183	0.90%		0.77%		0.20%		1.10%		0.97%		2.08%
09/30/12[i]	11.84	0.19	0.59	0.78	(0.34)	-	(0.34)	12.28	6.78%	[b]	9,466	0.94%	[a]	0.81%	[a]	0.21%	[a]	1.15%	[a]	1.02%	[a]	1.78%	[a]
10/31/11	11.24	0.56	0.37	0.93	(0.33)	-	(0.33)	11.84	8.64%		6,301	0.89%		0.81%		0.18%		1.07%		0.99%		5.15%
10/31/10	10.25	0.33	0.69	1.02	(0.03)	-	(0.03)	11.24	9.97%		40,205	0.81%		N/A		0.17%		0.98%		N/A		3.12%
10/31/09	9.47	(0.05)	1.56	1.51	(0.73)	-	(0.73)	10.25	16.63%		36,760	0.80%		N/A		0.07%		0.87%		N/A		(0.53%	)
10/31/08	10.49	0.59	(1.06)	(0.47)	(0.55)	-	(0.55)	9.47	(4.92%	)	36,903	0.79%		N/A		N/A		N/A		N/A		5.56%
Class A
03/31/14[r]	$10.80	$0.02	$(0.05)	$(0.03)	$(0.19)	$(0.36)	$(0.55)	$10.22	(0.21%	)[b]	$24,581	1.09%	[a]	0.96%	[a]	0.14%	[a]	1.23%	[a]	1.10%	[a]	0.43%	[a]
09/30/13	12.00	0.22	(0.98)	(0.76)	(0.33)	(0.11)	(0.44)	10.80	(6.62%	)	28,778	1.08%		0.95%		0.20%		1.28%		1.15%		1.93%
09/30/12[i]	11.70	0.17	0.58	0.75	(0.45)	-	(0.45)	12.00	6.65%	[b]	38,957	1.09%	[a]	0.96%	[a]	0.21%	[a]	1.30%	[a]	1.17%	[a]	1.62%	[a]
10/31/11	11.11	0.45	0.45	0.90	(0.31)	-	(0.31)	11.70	8.50%		37,528	1.08%		0.96%		0.18%		1.26%		1.14%		4.10%
10/31/10	10.13	0.31	0.69	1.00	(0.02)	-	(0.02)	11.11	9.84%		36,493	1.06%		0.96%		0.17%		1.23%		1.13%		2.94%
10/31/09	9.38	(0.04)	1.52	1.48	(0.73)	-	(0.73)	10.13	16.40%		38,645	1.05%		0.95%		0.07%		1.12%		1.02%		(0.42%	)
10/31/08	10.39	0.57	(1.04)	(0.47)	(0.54)	-	(0.54)	9.38	(5.00%	)	34,282	1.04%		0.94%		N/A		N/A		N/A		5.46%
Class R3
03/31/14r,ee	$10.82	$0.01	$(0.06)	$(0.05)	$(0.17)	$(0.36)	$(0.53)	$10.24	(0.34%	)[b]	$1,591	1.39%	[a]	1.26%	[a]	0.14%	[a]	1.53%	[a]	1.40%	[a]	0.16%	[a]
09/30/13	12.04	0.18	(0.97)	(0.79)	(0.32)	(0.11)	(0.43)	10.82	(6.84%	)	1,404	1.39%		1.26%		0.20%		1.59%		1.46%		1.59%
09/30/12[i]	11.76	0.14	0.58	0.72	(0.44)	-	(0.44)	12.04	6.27%	[b]	1,155	1.39%	[a]	1.26%	[a]	0.21%	[a]	1.60%	[a]	1.47%	[a]	1.27%	[a]
10/31/11	11.18	0.43	0.45	0.88	(0.30)	-	(0.30)	11.76	8.16%		664	1.39%		1.26%		0.17%		1.56%		1.43%		3.85%
10/31/10	10.20	0.28	0.70	0.98	-	-	-	11.18	9.61%		384	1.35%		1.25%		0.17%		1.52%		1.42%		2.63%
10/31/09	9.43	(0.03)	1.49	1.46	(0.69)	-	(0.69)	10.20	16.05%		260	1.35%		1.25%		0.07%		1.42%		1.32%		(0.24%	)
10/31/08	10.44	0.54	(1.05)	(0.51)	(0.50)	-	(0.50)	9.43	(5.32%	)	185	1.34%		1.24%		N/A		N/A		N/A		5.13%

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/14r,aa	$11.27	$0.15	$0.10	$0.25	$(0.38)	$-	$(0.38)	$11.14	2.25%	[b]	$551,334	0.57%	[a]	0.39%	[a]	2.64%	[a]
09/30/13	11.88	0.28	(0.36)	(0.08)	(0.29)	(0.24)	(0.53)	11.27	(0.70%	)	485,302	0.56%		0.38%		2.48%
09/30/12[i]	11.66	0.25	0.49	0.74	(0.27)	(0.25)	(0.52)	11.88	6.63%	[b]	518,536	0.56%	[a]	0.38%	[a]	2.39%	[a]
10/31/11[g]	11.67	0.28	0.41	0.69	(0.34)	(0.36)	(0.70)	11.66	6.32%	[b]	316,018	0.58%	[a]	0.40%	[a]	2.65%	[a]
Class R5
03/31/14r,bb	$11.27	$0.14	$0.11	$0.25	$(0.35)	$-	$(0.35)	$11.17	2.16%	[b]	$497,016	0.77%	[a]	0.59%	[a]	2.43%	[a]
09/30/13	11.89	0.26	(0.37)	(0.11)	(0.27)	(0.24)	(0.51)	11.27	(0.81%	)	516,103	0.77%		0.59%		2.25%
09/30/12[i]	11.66	0.23	0.49	0.72	(0.24)	(0.25)	(0.49)	11.89	6.35%	[b]	728,293	0.77%	[a]	0.59%	[a]	2.19%	[a]
10/31/11	11.83	0.28	0.24	0.52	(0.33)	(0.36)	(0.69)	11.66	4.79%		799,669	0.74%		0.59%		2.47%
10/31/10	11.26	0.34	0.63	0.97	(0.40)	-	(0.40)	11.83	8.89%		789,543	0.60%		N/A		3.00%
10/31/09	10.16	0.45	1.33	1.78	(0.59)	(0.09)	(0.68)	11.26	18.53%		650,768	0.60%		N/A		4.26%
10/31/08	11.14	0.48	(0.84)	(0.36)	(0.62)	-	(0.62)	10.16	(3.48%	)	628,314	0.59%		0.59%	[k]	4.43%
Service Class
03/31/14r,cc	$11.22	$0.13	$0.11	$0.24	$(0.35)	$-	$(0.35)	$11.11	2.17%	[b]	$165,166	0.82%	[a]	0.64%	[a]	2.39%	[a]
09/30/13	11.83	0.25	(0.36)	(0.11)	(0.26)	(0.24)	(0.50)	11.22	(0.94%	)	143,460	0.82%		0.64%		2.21%
09/30/12[i]	11.61	0.23	0.48	0.71	(0.24)	(0.25)	(0.49)	11.83	6.34%	[b]	162,692	0.82%	[a]	0.64%	[a]	2.14%	[a]
10/31/11	11.78	0.27	0.25	0.52	(0.33)	(0.36)	(0.69)	11.61	4.75%		153,857	0.79%		0.64%		2.42%
10/31/10	11.21	0.34	0.62	0.96	(0.39)	-	(0.39)	11.78	8.88%		160,114	0.65%		N/A		2.96%
10/31/09	10.12	0.44	1.32	1.76	(0.58)	(0.09)	(0.67)	11.21	18.40%		144,757	0.65%		N/A		4.24%
10/31/08	11.08	0.48	(0.83)	(0.35)	(0.61)	-	(0.61)	10.12	(3.36%	)	160,857	0.64%		0.64%	[k]	4.41%

	Six months ended March 31, 2014[b],r	Year ended September 30, 2013	Period ended September 30, 2012[b,i]	Year ended October 31
				2011	2010	2009	2008
Portfolio turnover rate for all share classes	179%	452%	447%	539%	463%	333%	263%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa	Class Z shares were renamed Class I shares on April 1, 2014.
bb	Class S shares were renamed Class R5 shares on April 1, 2014.
cc	Class Y shares were renamed Service Class shares on April 1, 2014.
dd	Class L shares were renamed Administrative Class shares on April 1, 2014.
ee	Class N shares were renamed Class R3 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/14r,dd	$11.16	$0.13	$0.10	$0.23	$(0.34)	$-	$(0.34)	$11.05	2.10%	[b]	$68,323	0.89%	[a]	0.71%	[a]	2.30%	[a]
09/30/13	11.77	0.24	(0.36)	(0.12)	(0.25)	(0.24)	(0.49)	11.16	(1.03%	)	80,694	0.89%		0.71%		2.15%
09/30/12[i]	11.53	0.22	0.48	0.70	(0.21)	(0.25)	(0.46)	11.77	6.28%	[b]	91,405	0.89%	[a]	0.71%	[a]	2.07%	[a]
10/31/11	11.70	0.26	0.25	0.51	(0.32)	(0.36)	(0.68)	11.53	4.70%		91,457	0.86%		0.71%		2.35%
10/31/10	11.15	0.33	0.61	0.94	(0.39)	-	(0.39)	11.70	8.67%		217,513	0.79%		0.71%		2.89%
10/31/09	10.06	0.43	1.33	1.76	(0.58)	(0.09)	(0.67)	11.15	18.41%		211,250	0.80%		0.72%		4.19%
10/31/08	11.04	0.47	(0.84)	(0.37)	(0.61)	-	(0.61)	10.06	(3.63%	)	249,701	0.79%		0.71%		4.34%
Class A
03/31/14[r]	$11.04	$0.11	$0.11	$0.22	$(0.31)	$-	$(0.31)	$10.95	1.93%	[b]	$177,019	1.14%	[a]	0.96%	[a]	2.06%	[a]
09/30/13	11.65	0.21	(0.36)	(0.15)	(0.22)	(0.24)	(0.46)	11.04	(1.20%	)	180,654	1.14%		0.96%		1.90%
09/30/12[i]	11.44	0.19	0.48	0.67	(0.21)	(0.25)	(0.46)	11.65	6.01%	[b]	192,598	1.14%	[a]	0.96%	[a]	1.82%	[a]
10/31/11	11.62	0.23	0.24	0.47	(0.29)	(0.36)	(0.65)	11.44	4.39%		201,638	1.12%		0.96%		2.10%
10/31/10	11.07	0.29	0.62	0.91	(0.36)	-	(0.36)	11.62	8.47%		206,416	1.05%		0.97%		2.64%
10/31/09	9.99	0.40	1.32	1.72	(0.55)	(0.09)	(0.64)	11.07	18.13%		179,142	1.05%		0.97%		3.88%
10/31/08	10.97	0.43	(0.83)	(0.40)	(0.58)	-	(0.58)	9.99	(3.90%	)	164,141	1.04%		0.96%		4.06%
Class R3
03/31/14r,ee	$11.20	$0.10	$0.10	$0.20	$(0.24)	$-	$(0.24)	$11.16	1.83%	[b]	$1,238	1.46%	[a]	1.28%	[a]	1.73%	[a]
09/30/13	11.83	0.18	(0.36)	(0.18)	(0.21)	(0.24)	(0.45)	11.20	(1.53%	)	1,742	1.46%		1.28%		1.59%
09/30/12[i]	11.61	0.16	0.48	0.64	(0.17)	(0.25)	(0.42)	11.83	5.72%	[b]	1,555	1.46%	[a]	1.28%	[a]	1.49%	[a]
10/31/11	11.78	0.20	0.25	0.45	(0.26)	(0.36)	(0.62)	11.61	4.12%		1,014	1.44%		1.28%		1.78%
10/31/10	11.23	0.26	0.63	0.89	(0.34)	-	(0.34)	11.78	8.10%		1,000	1.37%		1.29%		2.31%
10/31/09	9.95	0.36	1.34	1.70	(0.33)	(0.09)	(0.42)	11.23	17.65%		714	1.37%		1.29%		3.46%
10/31/08	10.92	0.43	(0.83)	(0.40)	(0.57)	-	(0.57)	9.95	(3.86%	)	344	1.37%		1.28%		4.04%

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/14r,aa	$10.61	$0.15	$0.15	$0.30	$(0.31)	$(0.01)	$(0.32)	$10.59	2.93%	[b]	$4,531		0.65%	[a]	0.48%	[a]	2.91%	[a]
09/30/13	11.24	0.37	(0.22)	0.15	(0.48)	(0.30)	(0.78)	10.61	1.36%		0	[f]	0.66%		0.48%		3.44%
09/30/12[i]	11.08	0.29	0.63	0.92	-	(0.76)	(0.76)	11.24	8.84%	[b]	0	[f]	0.67%	[a]	0.50%	[a]	2.90%	[a]
10/31/11[g]	10.96	0.32	0.36	0.68	(0.47)	(0.09)	(0.56)	11.08	6.56%	[b]	0	[f]	0.64%	[a]	0.47%	[a]	3.22%	[a]
Class R5
03/31/14r,bb	$9.90	$0.14	$0.14	$0.28	$(0.29)	$(0.01)	$(0.30)	$9.88	2.79%	[b]	$38,437		0.73%	[a]	0.56%	[a]	2.81%	[a]
09/30/13	10.57	0.29	(0.25)	0.04	(0.41)	(0.30)	(0.71)	9.90	0.40%		37,501		0.86%		0.69%		2.83%
09/30/12[i]	11.07	0.28	0.48	0.76	(0.50)	(0.76)	(1.26)	10.57	7.61%	[b]	38,986		0.93%	[a]	0.76%	[a]	3.00%	[a]
10/31/11	11.10	0.35	0.15	0.50	(0.44)	(0.09)	(0.53)	11.07	4.85%		31,390		0.85%		0.72%		3.25%
10/31/10	10.73	0.37	0.58	0.95	(0.58)	-	(0.58)	11.10	9.31%		53,298		0.71%		N/A		3.51%
10/31/09	9.69	0.44	1.24	1.68	(0.62)	(0.02)	(0.64)	10.73	18.21%		82,961		0.71%		N/A		4.42%
10/31/08	11.01	0.48	(1.17)	(0.69)	(0.59)	(0.04)	(0.63)	9.69	(6.51%	)	146,819		0.71%		0.70%		4.56%
Service Class
03/31/14r,cc	$10.00	$0.14	$0.13	$0.27	$(0.28)	$(0.01)	$(0.29)	$9.98	2.70%	[b]	$13,335		0.83%	[a]	0.66%	[a]	2.72%	[a]
09/30/13	10.58	0.28	(0.25)	0.03	(0.31)	(0.30)	(0.61)	10.00	0.34%		10,226		0.94%		0.77%		2.71%
09/30/12[i]	11.08	0.28	0.48	0.76	(0.50)	(0.76)	(1.26)	10.58	7.62%	[b]	34,732		0.98%	[a]	0.81%	[a]	2.96%	[a]
10/31/11	11.12	0.35	0.14	0.49	(0.44)	(0.09)	(0.53)	11.08	4.77%		35,701		0.92%		0.77%		3.21%
10/31/10	10.75	0.37	0.58	0.95	(0.58)	-	(0.58)	11.12	9.27%		34,202		0.76%		N/A		3.47%
10/31/09	9.72	0.43	1.24	1.67	(0.62)	(0.02)	(0.64)	10.75	18.18%		35,473		0.76%		N/A		4.28%
10/31/08	10.97	0.48	(1.10)	(0.62)	(0.59)	(0.04)	(0.63)	9.72	(5.97%	)	26,651		0.76%		0.75%		4.54%

	Six months ended March 31, 2014[b],r	Year ended September 30, 2013	Period ended September 30, 2012[b,i]	Year ended October 31
				2011	2010	2009	2008
Portfolio turnover rate for all share classes	186%	438%	463%	566%	465%	322%	282%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
f	Amount is less than $500.
g	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa	Class Z shares were renamed Class I shares on April 1, 2014.
bb	Class S shares were renamed Class R5 shares on April 1, 2014.
cc	Class Y shares were renamed Service Class shares on April 1, 2014.
dd	Class L shares were renamed Administrative Class shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/14r,dd	$9.99	$0.13	$0.14	$0.27	$(0.28)	$(0.01)	$(0.29)	$9.97	2.68%	[b]	$16,640	0.93%	[a]	0.76%	[a]	2.61%	[a]
09/30/13	10.67	0.28	(0.25)	0.03	(0.41)	(0.30)	(0.71)	9.99	0.26%		13,271	0.97%		0.80%		2.73%
09/30/12[i]	11.03	0.28	0.48	0.76	(0.36)	(0.76)	(1.12)	10.67	7.61%	[b]	10,174	0.99%	[a]	0.82%	[a]	2.95%	[a]
10/31/11	11.07	0.34	0.15	0.49	(0.44)	(0.09)	(0.53)	11.03	4.74%		11,093	0.92%		0.78%		3.19%
10/31/10	10.70	0.37	0.58	0.95	(0.58)	-	(0.58)	11.07	9.29%		103,653	0.92%		0.77%		3.45%
10/31/09	9.67	0.42	1.25	1.67	(0.62)	(0.02)	(0.64)	10.70	18.21%		132,257	0.92%		0.77%		4.29%
10/31/08	10.91	0.47	(1.08)	(0.61)	(0.59)	(0.04)	(0.63)	9.67	(5.94%	)	130,078	0.92%		0.76%		4.53%
Class A
03/31/14[r]	$9.94	$0.11	$0.14	$0.25	$(0.25)	$(0.01)	$(0.26)	$9.93	2.56%	[b]	$33,305	1.22%	[a]	1.05%	[a]	2.32%	[a]
09/30/13	10.61	0.25	(0.25)	-	(0.37)	(0.30)	(0.67)	9.94	(0.05%	)	32,005	1.22%		1.05%		2.47%
09/30/12[i]	11.09	0.26	0.48	0.74	(0.46)	(0.76)	(1.22)	10.61	7.39%	[b]	37,826	1.23%	[a]	1.06%	[a]	2.71%	[a]
10/31/11	11.13	0.32	0.15	0.47	(0.42)	(0.09)	(0.51)	11.09	4.49%		37,674	1.18%		1.02%		2.96%
10/31/10	10.76	0.34	0.58	0.92	(0.55)	-	(0.55)	11.13	9.00%		48,810	1.16%		1.01%		3.21%
10/31/09	9.72	0.37	1.28	1.65	(0.59)	(0.02)	(0.61)	10.76	17.93%		44,121	1.16%		1.01%		3.75%
10/31/08	10.97	0.45	(1.09)	(0.64)	(0.57)	(0.04)	(0.61)	9.72	(6.16%	)	36,268	1.16%		1.00%		4.27%

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/14r,aa	$10.07	$0.34	$0.43	$0.77	$(0.67)	$(0.17)	$(0.84)	$10.00	8.06%	[b]	$110,015	0.59%	[a]	0.49%	[a]	6.87%	[a]
09/30/13	9.78	0.70	0.30	1.00	(0.71)	-	(0.71)	10.07	10.75%		99,457	0.60%		0.50%		7.09%
09/30/12[i]	9.19	0.64	0.53	1.17	(0.58)	-	(0.58)	9.78	13.58%	[b]	101,547	0.59%	[a]	0.49%	[a]	7.59%	[a]
10/31/11[h]	9.06	0.45	(0.32)	0.13	-	-	-	9.19	1.43%	[b]	77,527	0.61%	[a]	0.50%	[a]	7.42%	[a]
Class R5
03/31/14r,bb	$10.09	$0.33	$0.44	$0.77	$(0.65)	$(0.17)	$(0.82)	$10.04	8.02%	[b]	$34,785	0.80%	[a]	0.70%	[a]	6.67%	[a]
09/30/13	9.80	0.68	0.30	0.98	(0.69)	-	(0.69)	10.09	10.51%		31,341	0.80%		0.70%		6.86%
09/30/12[i]	9.17	0.62	0.52	1.14	(0.51)	-	(0.51)	9.80	13.22%	[b]	22,723	0.80%	[a]	0.70%	[a]	7.37%	[a]
10/31/11	9.52	0.67	(0.15)	0.52	(0.87)	-	(0.87)	9.17	6.10%		37,865	0.77%		0.71%		7.34%
10/31/10	8.75	0.73	0.74	1.47	(0.70)	-	(0.70)	9.52	17.75%		57,929	0.70%		N/A		8.33%
10/31/09	7.97	0.67	1.07	1.74	(0.96)	-	(0.96)	8.75	25.68%		74,817	0.70%		N/A		8.66%
10/31/08	10.98	0.78	(2.94)	(2.16)	(0.82)	(0.03)	(0.85)	7.97	(21.03%	)	45,375	0.69%		N/A		8.14%
Service Class
03/31/14r,cc	$10.09	$0.33	$0.43	$0.76	$(0.65)	$(0.17)	$(0.82)	$10.03	7.84%	[b]	$62,585	0.85%	[a]	0.75%	[a]	6.61%	[a]
09/30/13	9.80	0.67	0.31	0.98	(0.69)	-	(0.69)	10.09	10.56%		58,569	0.85%		0.75%		6.82%
09/30/12[i]	9.20	0.62	0.53	1.15	(0.55)	-	(0.55)	9.80	13.23%	[b]	57,111	0.85%	[a]	0.75%	[a]	7.33%	[a]
10/31/11	9.55	0.66	(0.14)	0.52	(0.87)	-	(0.87)	9.20	5.95%		55,184	0.82%		0.76%		7.29%
10/31/10	8.77	0.73	0.74	1.47	(0.69)	-	(0.69)	9.55	17.84%		55,480	0.75%		N/A		8.26%
10/31/09	7.97	0.67	1.07	1.74	(0.94)	-	(0.94)	8.77	25.59%		65,222	0.75%		N/A		8.59%
10/31/08	10.99	0.78	(2.96)	(2.18)	(0.81)	(0.03)	(0.84)	7.97	(21.10%	)	77,447	0.74%		N/A		8.10%

	Six months ended March 31, 2014[b,r]	Year ended September 30, 2013	Period ended September 30, 2012[b,i]	Year ended October 31
				2011	2010	2009	2008
Portfolio turnover rate for all share classes	45%	106%	86%	72%	120%	101%	87%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
h	For the period March 1, 2011 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa	Class Z shares were renamed Class I shares on April 1, 2014.
bb	Class S shares were renamed Class R5 shares on April 1, 2014.
cc	Class Y shares were renamed Service Class shares on April 1, 2014.
dd	Class L shares were renamed Administrative Class shares on April 1, 2014.
ee	Class N shares were renamed Class R3 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/14r,dd	$9.99	$0.32	$0.43	$0.75	$(0.64)	$(0.17)	$(0.81)	$9.93	7.85%	[b]	$17,715	1.00%	[a]	0.90%	[a]	6.51%	[a]
09/30/13	9.72	0.65	0.31	0.96	(0.69)	-	(0.69)	9.99	10.40%		14,288	1.00%		0.90%		6.66%
09/30/12[i]	9.13	0.60	0.53	1.13	(0.54)	-	(0.54)	9.72	12.98%	[b]	8,886	1.00%	[a]	0.90%	[a]	7.17%	[a]
10/31/11	9.48	0.64	(0.14)	0.50	(0.85)	-	(0.85)	9.13	5.84%		4,980	0.98%		0.91%		7.04%
10/31/10	8.72	0.71	0.73	1.44	(0.68)	-	(0.68)	9.48	17.62%		5,323	0.90%		N/A		8.13%
10/31/09	7.93	0.65	1.07	1.72	(0.93)	-	(0.93)	8.72	25.46%		4,391	0.90%		N/A		8.47%
10/31/08	10.94	0.76	(2.94)	(2.18)	(0.80)	(0.03)	(0.83)	7.93	(21.19%	)	2,990	0.89%		N/A		7.93%
Class A
03/31/14[r]	$9.94	$0.31	$0.42	$0.73	$(0.61)	$(0.17)	$(0.78)	$9.89	7.68%	[b]	$34,993	1.25%	[a]	1.15%	[a]	6.22%	[a]
09/30/13	9.66	0.63	0.29	0.92	(0.64)	-	(0.64)	9.94	10.09%		31,490	1.25%		1.15%		6.43%
09/30/12[i]	9.07	0.58	0.52	1.10	(0.51)	-	(0.51)	9.66	12.78%	[b]	41,525	1.25%	[a]	1.15%	[a]	6.95%	[a]
10/31/11	9.42	0.62	(0.14)	0.48	(0.83)	-	(0.83)	9.07	5.60%		31,330	1.22%		1.16%		6.91%
10/31/10	8.67	0.69	0.72	1.41	(0.66)	-	(0.66)	9.42	17.33%		39,750	1.15%		N/A		7.87%
10/31/09	7.89	0.63	1.07	1.70	(0.92)	-	(0.92)	8.67	25.11%		35,953	1.15%		N/A		8.22%
10/31/08	10.89	0.73	(2.92)	(2.19)	(0.78)	(0.03)	(0.81)	7.89	(21.44%	)	23,752	1.14%		N/A		7.69%
Class R3
03/31/14r,ee	$10.07	$0.30	$0.44	$0.74	$(0.59)	$(0.17)	$(0.76)	$10.05	7.63%	[b]	$1,027	1.55%	[a]	1.45%	[a]	5.94%	[a]
09/30/13	9.78	0.60	0.31	0.91	(0.62)	-	(0.62)	10.07	9.69%		727	1.55%		1.45%		6.10%
09/30/12[i]	9.17	0.56	0.53	1.09	(0.48)	-	(0.48)	9.78	12.55%	[b]	526	1.55%	[a]	1.45%	[a]	6.64%	[a]
10/31/11	9.51	0.61	(0.16)	0.45	(0.79)	-	(0.79)	9.17	5.19%		336	1.51%		1.46%		6.68%
10/31/10	8.75	0.67	0.73	1.40	(0.64)	-	(0.64)	9.51	16.95%		640	1.45%		N/A		7.58%
10/31/09	7.88	0.61	1.09	1.70	(0.83)	-	(0.83)	8.75	24.87%		723	1.45%		N/A		7.93%
10/31/08	10.88	0.73	(2.95)	(2.22)	(0.75)	(0.03)	(0.78)	7.88	(21.67%	)	525	1.44%		N/A		7.50%

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class R5
03/31/14r,bb	$12.38	$0.10	$0.87	$0.97	$(0.21)	$(0.63)	$(0.84)	$12.51	8.10%	[b]	$108,639	0.64%	[a]	N/A		1.65%	[a]
09/30/13	11.34	0.21	1.04	1.25	(0.21)	-	(0.21)	12.38	11.17%		106,661	0.64%		0.63%		1.78%
09/30/12[i]	10.34	0.20	1.02	1.22	(0.22)	-	(0.22)	11.34	12.12%	[b]	100,521	0.65%	[a]	0.63%	[a]	1.99%	[a]
10/31/11	9.95	0.19	0.39	0.58	(0.19)	-	(0.19)	10.34	5.88%		97,350	0.67%		0.65%		1.85%
10/31/10	8.95	0.19	1.03	1.22	(0.22)	-	(0.22)	9.95	13.91%		109,890	0.64%		0.62%		1.99%
10/31/09	8.12	0.23	0.89	1.12	(0.29)	-	(0.29)	8.95	14.41%		108,844	0.64%		0.62%		2.83%
10/31/08	11.26	0.25	(2.91)	(2.66)	(0.31)	(0.17)	(0.48)	8.12	(24.61%	)	111,174	0.69%		0.67%		2.50%
Service Class
03/31/14r,cc	$12.80	$0.10	$0.90	$1.00	$(0.19)	$(0.63)	$(0.82)	$12.98	8.07%	[b]	$10,088	0.80%	[a]	N/A		1.49%	[a]
09/30/13	11.73	0.20	1.06	1.26	(0.19)	-	(0.19)	12.80	10.92%		9,370	0.80%		0.79%		1.63%
09/30/12[i]	10.68	0.19	1.06	1.25	(0.20)	-	(0.20)	11.73	12.02%	[b]	6,294	0.81%	[a]	0.79%	[a]	1.82%	[a]
10/31/11	10.28	0.18	0.40	0.58	(0.18)	-	(0.18)	10.68	5.65%		4,638	0.83%		0.81%		1.69%
10/31/10	9.24	0.18	1.07	1.25	(0.21)	-	(0.21)	10.28	13.74%		4,268	0.80%		0.78%		1.80%
10/31/09	8.37	0.21	0.93	1.14	(0.27)	-	(0.27)	9.24	14.20%		2,061	0.80%		0.78%		2.58%
10/31/08	11.59	0.24	(3.00)	(2.76)	(0.29)	(0.17)	(0.46)	8.37	(24.71%	)	1,911	0.85%		0.83%		2.33%
Administrative Class
03/31/14r,dd	$12.41	$0.08	$0.88	$0.96	$(0.18)	$(0.63)	$(0.81)	$12.56	8.05%	[b]	$5,991	0.95%	[a]	N/A		1.35%	[a]
09/30/13	11.38	0.17	1.04	1.21	(0.18)	-	(0.18)	12.41	10.69%		3,603	0.95%		0.94%		1.47%
09/30/12[i]	10.29	0.16	1.03	1.19	(0.10)	-	(0.10)	11.38	11.80%	[b]	3,234	0.96%	[a]	0.94%	[a]	1.65%	[a]
10/31/11	9.91	0.16	0.39	0.55	(0.17)	-	(0.17)	10.29	5.61%		818	0.96%		0.94%		1.56%
10/31/10	8.92	0.15	1.04	1.19	(0.20)	-	(0.20)	9.91	13.53%		3,492	0.95%		0.93%		1.60%
10/31/09	8.09	0.19	0.90	1.09	(0.26)	-	(0.26)	8.92	14.05%		2,078	0.95%		0.93%		2.44%
10/31/08	11.22	0.22	(2.91)	(2.69)	(0.27)	(0.17)	(0.44)	8.09	(24.84%	)	1,785	1.00%		0.98%		2.18%
Class A
03/31/14[r]	$12.14	$0.07	$0.85	$0.92	$(0.15)	$(0.63)	$(0.78)	$12.28	7.85%	[b]	$36,894	1.20%	[a]	N/A		1.09%	[a]
09/30/13	11.15	0.14	1.01	1.15	(0.16)	-	(0.16)	12.14	10.50%		38,017	1.20%		1.19%		1.23%
09/30/12[i]	10.17	0.14	1.01	1.15	(0.17)	-	(0.17)	11.15	11.50%	[b]	17,759	1.21%	[a]	1.19%	[a]	1.42%	[a]
10/31/11	9.79	0.13	0.39	0.52	(0.14)	-	(0.14)	10.17	5.38%		12,622	1.23%		1.21%		1.29%
10/31/10	8.81	0.13	1.02	1.15	(0.17)	-	(0.17)	9.79	13.27%		12,157	1.20%		1.18%		1.39%
10/31/09	7.98	0.18	0.88	1.06	(0.23)	-	(0.23)	8.81	13.82%		7,265	1.20%		1.18%		2.29%
10/31/08	11.07	0.19	(2.86)	(2.67)	(0.25)	(0.17)	(0.42)	7.98	(25.01%	)	7,972	1.25%		1.23%		1.94%

	Six months ended March 31, 2014[b,r]	Year ended September 30, 2013	Period ended September 30, 2012[b,i]	Year ended October 31
				2011	2010	2009	2008
Portfolio turnover rate for all share classes	97%	242%	228%	272%	243%	215%	184%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
bb	Class S shares were renamed Class R5 shares on April 1, 2014.
cc	ClassY shares were renamed Service Class shares on April 1, 2014.
dd	Class L shares were renamed Administrative Class shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Class R5
03/31/14r,bb	$18.37	$0.18	$1.83	$2.01	$(0.32)	$-	$(0.32)	$20.06	11.04%	[b]	$104,204	0.63%	[a]	1.85%	[a]
09/30/13	15.23	0.28	3.12	3.40	(0.26)	-	(0.26)	18.37	22.56%		99,626	0.62%		1.69%
09/30/12[i]	13.96	0.26	1.24	1.50	(0.23)	-	(0.23)	15.23	11.14%	[b]	128,342	0.62%	[a]	1.96%	[a]
10/31/11	13.67	0.19	0.30	0.49	(0.20)	-	(0.20)	13.96	3.55%		140,828	0.61%		1.28%
10/31/10	12.43	0.14	1.38	1.52	(0.28)	-	(0.28)	13.67	12.37%		158,921	0.61%		1.09%
10/31/09	10.83	0.25	1.60	1.85	(0.25)	-	(0.25)	12.43	17.81%		179,373	0.62%		2.41%
10/31/08	20.78	0.25	(7.77)	(7.52)	(0.25)	(2.18)	(2.43)	10.83	(40.58%	)	176,805	0.60%		1.57%
Service Class
03/31/14r,cc	$18.43	$0.17	$1.83	$2.00	$(0.30)	$-	$(0.30)	$20.13	10.95%	[b]	$128	0.73%	[a]	1.77%	[a]
09/30/13	15.29	0.26	3.12	3.38	(0.24)	-	(0.24)	18.43	22.42%		110	0.72%		1.59%
09/30/12[i]	14.00	0.24	1.27	1.51	(0.22)	-	(0.22)	15.29	11.04%	[b]	127	0.72%	[a]	1.86%	[a]
10/31/11	13.66	0.17	0.30	0.47	(0.13)	-	(0.13)	14.00	3.44%		143	0.71%		1.19%
10/31/10	12.43	0.13	1.36	1.49	(0.26)	-	(0.26)	13.66	12.18%		196	0.71%		0.99%
10/31/09	10.82	0.24	1.60	1.84	(0.23)	-	(0.23)	12.43	17.69%		1,021	0.72%		2.28%
10/31/08	20.76	0.23	(7.76)	(7.53)	(0.23)	(2.18)	(2.41)	10.82	(40.63%	)	1,727	0.70%		1.46%

	Six months ended March 31, 2014[b,r]	Year ended September 30, 2013	Period ended September 30, 2012[b,i]	Year ended October 31
				2011	2010	2009	2008
Portfolio turnover rate for all share classes	26%	150%	72%	93%	100%	138%	156%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
bb	Class S shares were renamed Class R5 shares on April 1, 2014.
cc	Class Y shares were renamed Service Class shares on April 1, 2014.
dd	Class L shares were renamed Administrative Class shares on April 1, 2014.
ee	Class N shares were renamed Class R3 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Administrative Class
03/31/14r,dd	$18.40	$0.16	$1.83	$1.99	$(0.28)	$-	$(0.28)	$20.11	10.86%	[b]	$14,744	0.84%	[a]	1.62%	[a]
09/30/13	15.25	0.25	3.12	3.37	(0.22)	-	(0.22)	18.40	22.32%		15,628	0.83%		1.48%
09/30/12[i]	13.97	0.23	1.25	1.48	(0.20)	-	(0.20)	15.25	10.91%	[b]	18,705	0.83%	[a]	1.74%	[a]
10/31/11	13.68	0.16	0.30	0.46	(0.17)	-	(0.17)	13.97	3.32%		19,579	0.82%		1.08%
10/31/10	12.44	0.11	1.38	1.49	(0.25)	-	(0.25)	13.68	12.14%		23,889	0.82%		0.88%
10/31/09	10.82	0.23	1.60	1.83	(0.21)	-	(0.21)	12.44	17.57%		26,776	0.83%		2.16%
10/31/08	20.76	0.22	(7.77)	(7.55)	(0.21)	(2.18)	(2.39)	10.82	(40.71%	)	33,000	0.81%		1.37%
Class A
03/31/14[r]	$18.35	$0.13	$1.84	$1.97	$(0.21)	$-	$(0.21)	$20.11	10.78%	[b]	$7,219	1.13%	[a]	1.31%	[a]
09/30/13	15.22	0.20	3.11	3.31	(0.18)	-	(0.18)	18.35	21.94%		8,304	1.12%		1.19%
09/30/12[i]	13.91	0.19	1.26	1.45	(0.14)	-	(0.14)	15.22	10.59%	[b]	9,649	1.12%	[a]	1.45%	[a]
10/31/11	13.62	0.11	0.31	0.42	(0.13)	-	(0.13)	13.91	3.04%		9,800	1.11%		0.78%
10/31/10	12.39	0.08	1.37	1.45	(0.22)	-	(0.22)	13.62	11.82%		13,441	1.11%		0.59%
10/31/09	10.76	0.20	1.60	1.80	(0.17)	-	(0.17)	12.39	17.27%		15,490	1.12%		1.88%
10/31/08	20.67	0.17	(7.74)	(7.57)	(0.16)	(2.18)	(2.34)	10.76	(40.92%	)	13,721	1.10%		1.07%
Class R3
03/31/14r,ee	$18.26	$0.10	$1.83	$1.93	$(0.18)	$-	$(0.18)	$20.01	10.61%	[b]	$97	1.44%	[a]	1.04%	[a]
09/30/13	15.15	0.15	3.10	3.25	(0.14)	-	(0.14)	18.26	21.54%		88	1.43%		0.87%
09/30/12[i]	13.87	0.17	1.23	1.40	(0.12)	-	(0.12)	15.15	10.28%	[b]	74	1.43%	[a]	1.28%	[a]
10/31/11	13.59	0.07	0.31	0.38	(0.10)	-	(0.10)	13.87	2.74%		117	1.42%		0.46%
10/31/10	12.38	0.04	1.36	1.40	(0.19)	-	(0.19)	13.59	11.40%		117	1.42%		0.27%
10/31/09	10.74	0.17	1.61	1.78	(0.14)	-	(0.14)	12.38	16.95%		131	1.43%		1.57%
10/31/08	20.51	0.12	(7.71)	(7.59)	-	(2.18)	(2.18)	10.74	(41.07%	)	109	1.41%		0.75%

MassMutual Premier Disciplined Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class R5
03/31/14r,bb	$13.55	$0.14	$1.72	$1.86	$(0.26)	$(0.26)	$15.15	13.72%	[b]	$268,045	0.56%	[a]	N/A		1.91%	[a]
09/30/13	11.29	0.26	2.26	2.52	(0.26)	(0.26)	13.55	22.88%		236,830	0.56%		0.53%		2.08%
09/30/12[i]	9.94	0.22	1.32	1.54	(0.19)	(0.19)	11.29	15.93%	[b]	212,647	0.57%	[a]	0.52%	[a]	2.28%	[a]
10/31/11	9.50	0.18	0.44	0.62	(0.18)	(0.18)	9.94	6.55%		201,137	0.59%		0.57%		1.82%
10/31/10	8.44	0.17	1.07	1.24	(0.18)	(0.18)	9.50	14.89%		139,983	0.61%		N/A		1.83%
10/31/09	8.53	0.19	0.01	0.20	(0.29)	(0.29)	8.44	2.71%		142,884	0.61%		N/A		2.57%
10/31/08	13.29	0.28	(4.98)	(4.70)	(0.06)	(0.06)	8.53	(35.50%	)	166,317	0.60%		0.60%	[k]	2.45%
Service Class
03/31/14r,cc	$13.48	$0.13	$1.70	$1.83	$(0.24)	$(0.24)	$15.07	13.70%	[b]	$66,854	0.65%	[a]	N/A		1.81%	[a]
09/30/13	11.22	0.25	2.26	2.51	(0.25)	(0.25)	13.48	22.82%		69,162	0.65%		0.62%		2.01%
09/30/12[i]	9.88	0.21	1.31	1.52	(0.18)	(0.18)	11.22	15.78%	[b]	66,311	0.66%	[a]	0.61%	[a]	2.18%	[a]
10/31/11	9.45	0.17	0.43	0.60	(0.17)	(0.17)	9.88	6.38%		53,589	0.69%		0.68%		1.71%
10/31/10	8.39	0.16	1.07	1.23	(0.17)	(0.17)	9.45	14.87%		56,917	0.71%		N/A		1.73%
10/31/09	8.48	0.18	0.01	0.19	(0.28)	(0.28)	8.39	2.57%		64,686	0.71%		N/A		2.45%
10/31/08	13.22	0.27	(4.95)	(4.68)	(0.06)	(0.06)	8.48	(35.56%	)	68,843	0.70%		0.70%	[k]	2.37%

	Six months ended March 31, 2014[b,r]	Year ended September 30, 2013	Period ended September 30, 2012[b,i]	Year ended October 31
				2011	2010	2009	2008
Portfolio turnover rate for all share classes	42%	145%	127%	124%	107%	115%	148%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
bb	Class S shares were renamed Class R5 shares on April 1, 2014.
cc	ClassY shares were renamed Service Class shares on April 1, 2014.
dd	Class L shares were renamed Administrative Class shares on April 1, 2014.
ee	Class N shares were renamed Class R3 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/14r,dd	$13.68	$0.12	$1.76	$1.88	$(0.24)	$(0.24)	$15.32	13.64%	[b]	$6,498	0.79%	[a]	N/A		1.68%	[a]
09/30/13	11.40	0.23	2.29	2.52	(0.24)	(0.24)	13.68	22.60%		4,459	0.79%		0.76%		1.82%
09/30/12[i]	9.85	0.20	1.35	1.55	-	-	11.40	15.74%	[b]	2,717	0.80%	[a]	0.75%	[a]	2.04%	[a]
10/31/11	9.41	0.16	0.44	0.60	(0.16)	(0.16)	9.85	6.36%		1,948	0.84%		0.84%	[k]	1.53%
10/31/10	8.36	0.14	1.07	1.21	(0.16)	(0.16)	9.41	14.65%		67,006	0.86%		N/A		1.58%
10/31/09	8.45	0.17	0.00 [d]	0.17	(0.26)	(0.26)	8.36	2.35%		64,811	0.86%		N/A		2.28%
10/31/08	13.18	0.25	(4.93)	(4.68)	(0.05)	(0.05)	8.45	(35.62%	)	65,257	0.85%		0.85%	[k]	2.20%
Class A
03/31/14[r]	$13.36	$0.10	$1.69	$1.79	$(0.19)	$(0.19)	$14.96	13.49%	[b]	$12,223	1.04%	[a]	N/A		1.42%	[a]
09/30/13	11.13	0.20	2.24	2.44	(0.21)	(0.21)	13.36	22.26%		11,844	1.04%		1.01%		1.60%
09/30/12[i]	9.79	0.17	1.31	1.48	(0.14)	(0.14)	11.13	15.41%	[b]	9,501	1.05%	[a]	1.00%	[a]	1.80%	[a]
10/31/11	9.36	0.13	0.43	0.56	(0.13)	(0.13)	9.79	5.99%		9,129	1.09%		1.07%		1.31%
10/31/10	8.31	0.12	1.07	1.19	(0.14)	(0.14)	9.36	14.45%		9,521	1.11%		N/A		1.33%
10/31/09	8.40	0.15	(0.01)	0.14	(0.23)	(0.23)	8.31	2.15%		11,099	1.11%		N/A		2.06%
10/31/08	13.12	0.22	(4.90)	(4.68)	(0.04)	(0.04)	8.40	(35.83%	)	12,315	1.10%		1.10%	[k]	1.95%
Class R3
03/31/14r,ee	$13.43	$0.08	$1.70	$1.78	$(0.15)	$(0.15)	$15.06	13.34%	[b]	$168	1.34%	[a]	N/A		1.12%	[a]
09/30/13	11.19	0.16	2.26	2.42	(0.18)	(0.18)	13.43	21.92%		153	1.34%		1.31%		1.30%
09/30/12[i]	9.83	0.14	1.32	1.46	(0.10)	(0.10)	11.19	15.08%	[b]	126	1.35%	[a]	1.30%	[a]	1.50%	[a]
10/31/11	9.40	0.10	0.43	0.53	(0.10)	(0.10)	9.83	5.64%		129	1.40%		1.38%		1.01%
10/31/10	8.36	0.09	1.07	1.16	(0.12)	(0.12)	9.40	13.99%		188	1.42%		N/A		1.02%
10/31/09	8.42	0.13	0.00 [d]	0.13	(0.19)	(0.19)	8.36	1.85%		228	1.42%		N/A		1.72%
10/31/08	13.19	0.19	(4.93)	(4.74)	(0.03)	(0.03)	8.42	(36.01%	)	216	1.41%		1.41%	[k]	1.66%

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class R5
03/31/14r,bb	$12.10	$0.05	$1.37	$1.42	$(0.11)	$-	$(0.11)	$13.41	11.79%	[b]	$139,747		0.80%	[a]	0.71%	[a]	0.83%	[a]
09/30/13	10.32	0.13	1.78	1.91	(0.13)	-	(0.13)	12.10	18.65%		131,115		0.80%		0.71%		1.16%
09/30/12[i]	8.77	0.08	1.54	1.62	(0.07)	-	(0.07)	10.32	18.79%	[b]	121,085		0.81%	[a]	0.71%	[a]	0.97%	[a]
10/31/11	8.50	0.08	0.27	0.35	(0.08)	-	(0.08)	8.77	4.08%		111,826		0.81%		0.71%		0.91%
10/31/10	7.25	0.08	1.27	1.35	(0.10)	-	(0.10)	8.50	18.73%		125,255		0.81%		0.71%		1.01%
10/31/09	6.53	0.10	0.74	0.84	(0.12)	-	(0.12)	7.25	13.28%		125,429		0.84%		0.71%		1.54%
10/31/08	12.63	0.11	(4.46)	(4.35)	(0.14)	(1.61)	(1.75)	6.53	(39.38%	)	119,111		0.82%		0.71%		1.24%
Service Class
03/31/14r,cc	$12.26	$0.05	$1.38	$1.43	$(0.11)	$-	$(0.11)	$13.58	11.74%	[b]	$6,402		0.85%	[a]	0.76%	[a]	0.79%	[a]
09/30/13	10.46	0.12	1.81	1.93	(0.13)	-	(0.13)	12.26	18.71%		5,267		0.85%		0.76%		1.11%
09/30/12[i]	8.81	0.08	1.57	1.65	-	-	-	10.46	18.73%	[b]	4,905		0.86%	[a]	0.76%	[a]	0.86%	[a]
10/31/11	8.55	0.08	0.26	0.34	(0.08)	-	(0.08)	8.81	4.00%		0	[f]	0.86%		0.76%		0.90%
10/31/10	7.30	0.04	1.30	1.34	(0.09)	-	(0.09)	8.55	18.55%		2,045		0.86%		0.76%		0.53%
10/31/09	6.57	0.09	0.76	0.85	(0.12)	-	(0.12)	7.30	13.30%		73		0.89%		0.76%		1.49%
10/31/08	12.55	0.11	(4.48)	(4.37)	-	(1.61)	(1.61)	6.57	(39.40%	)	66		0.87%		0.76%		1.20%

	Six months ended March 31, 2014[b,r]	Year ended September 30, 2013	Period ended September 30, 2012[b,i]	Year ended October 31
				2011	2010	2009	2008
Portfolio turnover rate for all share classes	35%	43%	37%	37%	51%	121%	116%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
f	Amount is less than $500.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
bb	Class S shares were renamed Class R5 shares on April 1, 2014.
cc	ClassY shares were renamed Service Class shares on April 1, 2014.
dd	Class L shares were renamed Administrative Class shares on April 1, 2014.
ee	Class N shares were renamed Class R3 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/14r,dd	$12.08	$0.04	$1.36	$1.40	$(0.09)	$-	$(0.09)	$13.39	11.68%	[b]	$34,354	1.00%	[a]	0.91%	[a]	0.63%	[a]
09/30/13	10.30	0.11	1.78	1.89	(0.11)	-	(0.11)	12.08	18.52%		33,164	1.00%		0.91%		0.97%
09/30/12[i]	8.75	0.07	1.53	1.60	(0.05)	-	(0.05)	10.30	18.44%	[b]	32,593	1.01%	[a]	0.91%	[a]	0.77%	[a]
10/31/11	8.48	0.06	0.27	0.33	(0.06)	-	(0.06)	8.75	3.89%		39,959	1.01%		0.91%		0.71%
10/31/10	7.24	0.06	1.26	1.32	(0.08)	-	(0.08)	8.48	18.39%		46,075	1.01%		0.91%		0.81%
10/31/09	6.51	0.09	0.74	0.83	(0.10)	-	(0.10)	7.24	13.13%		44,614	1.04%		0.91%		1.36%
10/31/08	12.59	0.10	(4.46)	(4.36)	(0.11)	(1.61)	(1.72)	6.51	(39.50%	)	47,796	1.02%		0.91%		1.04%
Class A
03/31/14[r]	$11.98	$0.02	$1.35	$1.37	$(0.06)	$-	$(0.06)	$13.29	11.45%	[b]	$13,919	1.25%	[a]	1.16%	[a]	0.38%	[a]
09/30/13	10.23	0.08	1.76	1.84	(0.09)	-	(0.09)	11.98	18.18%		13,493	1.25%		1.16%		0.71%
09/30/12[i]	8.68	0.04	1.54	1.58	(0.03)	-	(0.03)	10.23	18.23%	[b]	11,976	1.26%	[a]	1.16%	[a]	0.51%	[a]
10/31/11	8.41	0.04	0.27	0.31	(0.04)	-	(0.04)	8.68	3.66%		8,120	1.26%		1.16%		0.46%
10/31/10	7.18	0.04	1.25	1.29	(0.06)	-	(0.06)	8.41	18.11%		9,236	1.26%		1.16%		0.56%
10/31/09	6.45	0.07	0.74	0.81	(0.08)	-	(0.08)	7.18	12.86%		10,082	1.29%		1.16%		1.11%
10/31/08	12.50	0.07	(4.42)	(4.35)	(0.09)	(1.61)	(1.70)	6.45	(39.67%	)	11,185	1.27%		1.16%		0.79%
Class R3
03/31/14r,ee	$12.03	$0.01	$1.36	$1.37	$(0.02)	$-	$(0.02)	$13.38	11.37%	[b]	$111	1.55%	[a]	1.46%	[a]	0.08%	[a]
09/30/13	10.24	0.05	1.77	1.82	(0.03)	-	(0.03)	12.03	17.82%		70	1.55%		1.46%		0.45%
09/30/12[i]	8.70	0.02	1.54	1.56	(0.02)	-	(0.02)	10.24	17.92%	[b]	94	1.56%	[a]	1.46%	[a]	0.25%	[a]
10/31/11	8.44	0.01	0.26	0.27	(0.01)	-	(0.01)	8.70	3.25%		329	1.56%		1.46%		0.17%
10/31/10	7.20	0.02	1.26	1.28	(0.04)	-	(0.04)	8.44	17.76%		270	1.56%		1.46%		0.23%
10/31/09	6.47	0.06	0.74	0.80	(0.07)	-	(0.07)	7.20	12.52%		109	1.59%		1.46%		1.01%
10/31/08	12.52	0.04	(4.44)	(4.40)	(0.04)	(1.61)	(1.65)	6.47	(39.88%	)	224	1.57%		1.46%		0.48%

MassMutual Premier Capital Appreciation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class R5
03/31/14r,bb	$13.79	$0.03	$1.48	$1.51	$(0.09)	$(0.59)	$-	$(0.68)	$14.62	11.02%	[b]	$137,946	0.77%	[a]	0.71%	[a]	0.36%	[a]
09/30/13	12.02	0.11	1.79	1.90	(0.13)	-	-	(0.13)	13.79	16.00%		203,376	0.79%		0.71%		0.89%
09/30/12[i]	10.70	0.08	1.32	1.40	(0.08)	-	-	(0.08)	12.02	13.24%	[b]	202,398	0.79%	[a]	0.71%	[a]	0.79%	[a]
10/31/11	10.11	0.07	0.56	0.63	(0.04)	-	-	(0.04)	10.70	6.27%		247,838	0.80%		0.71%		0.62%
10/31/10	8.87	0.03	1.23	1.26	(0.02)	-	-	(0.02)	10.11	14.27%		437,621	0.79%		0.71%		0.33%
10/31/09	7.60	0.03	1.25	1.28	(0.01)	-	-	(0.01)	8.87	16.86%		455,466	0.79%		0.71%		0.39%
10/31/08	13.51	0.02	(5.65)	(5.63)	(0.01)	(0.27)	(0.00)[d]	(0.28)	7.60	(42.46%	)	414,956	0.78%		0.71%		0.19%
Service Class
03/31/14r,cc	$13.77	$0.02	$1.46	$1.48	$(0.05)	$(0.59)	$-	$(0.64)	$14.61	10.96%	[b]	$4,624	0.82%	[a]	0.82%	[a,k]	0.31%	[a]
09/30/13	12.00	0.08	1.82	1.90	(0.13)	-	-	(0.13)	13.77	15.89%		18,695	0.84%		0.82%		0.59%
09/30/12[i]	10.66	0.06	1.33	1.39	(0.05)	-	-	(0.05)	12.00	13.11%	[b]	7,231	0.84%	[a]	0.82%	[a]	0.62%	[a]
10/31/11	10.06	0.05	0.58	0.63	(0.03)	-	-	(0.03)	10.66	6.26%		1,722	0.85%		0.82%		0.49%
10/31/10	8.83	0.02	1.22	1.24	(0.01)	-	-	(0.01)	10.06	14.08%		8,871	0.84%		0.82%		0.21%
10/31/09	7.57	0.02	1.24	1.26	-	-	-	-	8.83	16.64%		14,797	0.84%		0.82%		0.32%
10/31/08	13.45	0.01	(5.62)	(5.61)	-	(0.27)	-	(0.27)	7.57	(42.49%	)	21,666	0.83%		0.82%		0.10%

	Six months ended March 31, 2014[b,r]	Year ended September 30, 2013	Period ended September 30, 2012[b,i]	Year ended October 31
				2011	2010	2009	2008
Portfolio turnover rate for all share classes	35%	65%	25%	30%	56%	51%	75%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
f	Amount is less than $500.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
bb	Class S shares were renamed Class R5 shares on April 1, 2014.
cc	ClassY shares were renamed Service Class shares on April 1, 2014.
dd	Class L shares were renamed Administrative Class shares on April 1, 2014.
ee	Class N shares were renamed Class R3 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/14r,dd	$13.68	$0.01	$1.46	$1.47	$-	$(0.59)	$-	$(0.59)	$14.56	10.83%	[b]	$2,666		0.97%	[a]	0.97%	[a,k]	0.11%	[a]
09/30/13	11.91	0.10	1.76	1.86	(0.09)	-	-	(0.09)	13.68	15.78%		6,801		0.99%		0.97%		0.78%
09/30/12[i]	10.59	0.05	1.32	1.37	(0.05)	-	-	(0.05)	11.91	13.00%	[b]	23,364		0.99%	[a]	0.97%	[a]	0.54%	[a]
10/31/11	10.01	0.04	0.56	0.60	(0.02)	-	-	(0.02)	10.59	5.96%		25,204		1.00%		0.97%		0.37%
10/31/10	8.78	0.00 [d]	1.23	1.23	(0.00)[d]	-	-	(0.00)[d]	10.01	14.02%		41,819		0.99%		0.97%		0.04%
10/31/09	7.54	0.01	1.23	1.24	-	-	-	-	8.78	16.45%		55,614		0.99%		0.97%		0.13%
10/31/08	13.41	(0.01)	(5.59)	(5.60)	-	(0.27)	-	(0.27)	7.54	(42.55%	)	53,947		0.98%		0.97%		(0.07%	)
Class A
03/31/14[r]	$13.64	$-	$1.46	$1.46	$(0.02)	$(0.59)	$-	$(0.61)	$14.49	10.81%	[b]	$35,126		1.22%	[a]	1.09%	[a]	(0.03%	)[a]
09/30/13	11.88	0.07	1.77	1.84	(0.08)	-	-	(0.08)	13.64	15.55%		57,003		1.24%		1.09%		0.54%
09/30/12[i]	10.56	0.04	1.31	1.35	(0.03)	-	-	(0.03)	11.88	12.86%	[b]	72,579		1.24%	[a]	1.09%	[a]	0.42%	[a]
10/31/11	9.97	0.02	0.57	0.59	(0.00)[d]	-	-	(0.00)[d]	10.56	5.92%		98,000		1.25%		1.09%		0.23%
10/31/10	8.76	(0.00)[d]	1.21	1.21	-	-	-	-	9.97	13.81%		142,653		1.24%		1.09%		(0.05%	)
10/31/09	7.53	0.00 [d]	1.23	1.23	-	-	-	-	8.76	16.33%		187,245		1.24%		1.09%		0.01%
10/31/08	13.41	(0.02)	(5.59)	(5.61)	-	(0.27)	-	(0.27)	7.53	(42.62%	)	182,254		1.23%		1.09%		(0.18%	)
Class R3
03/31/14r,ee	$13.26	$(0.03)	$1.50	$1.47	$-	$(0.59)	$-	$(0.59)	$14.14	11.19%	[b]	$0	[f]	1.52%	[a]	1.46%	[a]	(0.38%	)[a]
09/30/13	11.58	0.05	1.69	1.74	(0.06)	-	-	(0.06)	13.26	15.12%		17		1.54%		1.46%		0.43%
09/30/12[i]	10.30	0.00 [d]	1.28	1.28	-	-	-	-	11.58	12.43%	[b]	226		1.54%	[a]	1.46%	[a]	0.04%	[a]
10/31/11	9.76	(0.01)	0.55	0.54	-	-	-	-	10.30	5.53%		222		1.55%		1.46%		(0.11%	)
10/31/10	8.60	(0.04)	1.20	1.16	-	-	-	-	9.76	13.49%		366		1.54%		1.46%		(0.43%	)
10/31/09	7.42	(0.03)	1.21	1.18	-	-	-	-	8.60	15.90%		1,136		1.54%		1.46%		(0.36%	)
10/31/08	13.27	(0.06)	(5.52)	(5.58)	-	(0.27)	-	(0.27)	7.42	(42.85%	)	898		1.53%		1.46%		(0.55%	)

MassMutual Premier Disciplined Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class R5
03/31/14r,bb	$13.26	$0.08	$1.49	$1.57	$(0.16)	$(2.54)	$(2.70)	$12.13	12.64%	[b]	$253,424	0.56%	[a]	N/A		1.24%	[a]
09/30/13	11.17	0.18	2.11	2.29	(0.17)	(0.03)	(0.20)	13.26	20.83%		209,795	0.56%		0.53%		1.50%
09/30/12[i]	9.67	0.14	1.46	1.60	(0.10)	-	(0.10)	11.17	16.92%	[b]	211,276	0.57%	[a]	0.52%	[a]	1.50%	[a]
10/31/11	8.90	0.10	0.77	0.87	(0.10)	-	(0.10)	9.67	9.81%		176,486	0.57%		0.55%		1.03%
10/31/10	7.53	0.09	1.37	1.46	(0.09)	-	(0.09)	8.90	19.53%		75,732	0.57%		N/A		1.10%
10/31/09	6.57	0.09	0.95	1.04	(0.08)	-	(0.08)	7.53	16.12%		61,493	0.58%		N/A		1.34%
10/31/08	10.84	0.07	(3.97)	(3.90)	(0.05)	(0.32)	(0.37)	6.57	(37.16%	)	67,554	0.58%		0.58%	[k]	0.79%
Service Class
03/31/14r,cc	$13.28	$0.07	$1.50	$1.57	$(0.15)	$(2.54)	$(2.69)	$12.16	12.60%	[b]	$66,249	0.65%	[a]	N/A		1.14%	[a]
09/30/13	11.19	0.17	2.11	2.28	(0.16)	(0.03)	(0.19)	13.28	20.79%		64,469	0.65%		0.62%		1.42%
09/30/12[i]	9.68	0.13	1.48	1.61	(0.10)	-	(0.10)	11.19	16.81%	[b]	57,792	0.66%	[a]	0.61%	[a]	1.40%	[a]
10/31/11	8.91	0.10	0.77	0.87	(0.10)	-	(0.10)	9.68	9.62%		49,364	0.63%		0.61%		1.01%
10/31/10	7.54	0.09	1.37	1.46	(0.09)	-	(0.09)	8.91	19.59%		44,495	0.62%		N/A		1.06%
10/31/09	6.58	0.08	0.95	1.03	(0.07)	-	(0.07)	7.54	16.01%		47,680	0.63%		N/A		1.27%
10/31/08	10.85	0.07	(3.98)	(3.91)	(0.04)	(0.32)	(0.36)	6.58	(37.16%	)	40,591	0.63%		0.63%	[k]	0.74%
Administrative Class
03/31/14r,dd	$13.35	$0.06	$1.51	$1.57	$(0.14)	$(2.54)	$(2.68)	$12.24	12.52%	[b]	$25,317	0.79%	[a]	N/A		1.00%	[a]
09/30/13	11.26	0.15	2.12	2.27	(0.15)	(0.03)	(0.18)	13.35	20.58%		20,092	0.78%		0.75%		1.23%
09/30/12[i]	9.65	0.12	1.49	1.61	-	-	-	11.26	16.68%	[b]	8,593	0.80%	[a]	0.75%	[a]	1.22%	[a]
10/31/11	8.88	0.09	0.76	0.85	(0.08)	-	(0.08)	9.65	9.50%		512	0.76%		0.76%	[k]	0.97%
10/31/10	7.51	0.07	1.38	1.45	(0.08)	-	(0.08)	8.88	19.34%		67,882	0.77%		N/A		0.91%
10/31/09	6.55	0.07	0.95	1.02	(0.06)	-	(0.06)	7.51	15.80%		62,383	0.78%		N/A		1.12%
10/31/08	10.82	0.05	(3.96)	(3.91)	(0.04)	(0.32)	(0.36)	6.55	(37.22%	)	54,216	0.78%		0.78%	[k]	0.58%
Class A
03/31/14[r]	$13.15	$0.05	$1.48	$1.53	$(0.11)	$(2.54)	$(2.65)	$12.03	12.38%	[b]	$25,747	1.04%	[a]	N/A		0.77%	[a]
09/30/13	11.10	0.12	2.09	2.21	(0.13)	(0.03)	(0.16)	13.15	20.27%		19,445	1.04%		1.01%		1.03%
09/30/12[i]	9.60	0.10	1.46	1.56	(0.06)	-	(0.06)	11.10	16.37%	[b]	14,686	1.05%	[a]	1.00%	[a]	1.00%	[a]
10/31/11	8.84	0.06	0.76	0.82	(0.06)	-	(0.06)	9.60	9.33%		6,587	1.03%		1.01%		0.61%
10/31/10	7.48	0.05	1.37	1.42	(0.06)	-	(0.06)	8.84	19.05%		4,712	1.02%		N/A		0.65%
10/31/09	6.52	0.06	0.94	1.00	(0.04)	-	(0.04)	7.48	15.53%		4,102	1.03%		N/A		0.86%
10/31/08	10.77	0.03	(3.94)	(3.91)	(0.02)	(0.32)	(0.34)	6.52	(37.38%	)	3,096	1.03%		1.02%		0.32%

	Six months ended March 31, 2014[b,r]	Year ended September 30, 2013	Period ended September 30, 2012[b,i]	Year ended October 31
				2011	2010	2009	2008
Portfolio turnover rate for all share classes	62%	153%	142%	134%	100%	125%	155%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
bb	Class S shares were renamed Class R5 shares on April 1, 2014.
cc	ClassY shares were renamed Service Class shares on April 1, 2014.
dd	Class L shares were renamed Administrative Class shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class R5
03/31/14r,bb	$14.92	$0.10	$1.58	$1.68	$(0.15)	$-	$(0.15)	$16.45	11.35%	[b]	$88,367	0.72%	[a]	N/A		1.31%	[a]
09/30/13	11.03	0.16	3.86	4.02	(0.13)	-	(0.13)	14.92	36.88%		83,213	0.73%		0.70%		1.23%
09/30/12[i]	9.77	0.09	1.24	1.33	(0.07)	-	(0.07)	11.03	13.78%	[b]	68,091	0.78%	[a]	0.69%	[a]	1.00%	[a]
10/31/11	9.15	0.07	0.62	0.69	(0.07)	-	(0.07)	9.77	7.53%		118,553	0.76%		0.69%		0.74%
10/31/10	7.37	0.06	1.77	1.83	(0.05)	-	(0.05)	9.15	24.90%		129,831	0.76%		0.69%		0.69%
10/31/09	6.42	0.05	0.93	0.98	(0.03)	-	(0.03)	7.37	15.48%		113,312	0.84%		0.69%		0.79%
10/31/08	12.84	0.05	(4.19)	(4.14)	(0.11)	(2.17)	(2.28)	6.42	(38.17%	)	102,572	0.80%		0.69%		0.52%
Service Class
03/31/14r,cc	$14.92	$0.09	$1.58	$1.67	$(0.14)	$-	$(0.14)	$16.45	11.27%	[b]	$3,493	0.82%	[a]	N/A		1.21%	[a]
09/30/13	11.03	0.14	3.88	4.02	(0.13)	-	(0.13)	14.92	36.79%		2,627	0.83%		0.80%		1.15%
09/30/12[i]	9.76	0.09	1.23	1.32	(0.05)	-	(0.05)	11.03	13.65%	[b]	3,299	0.88%	[a]	0.79%	[a]	0.94%	[a]
10/31/11	9.14	0.06	0.62	0.68	(0.06)	-	(0.06)	9.76	7.45%		1,972	0.86%		0.79%		0.63%
10/31/10	7.36	0.05	1.77	1.82	(0.04)	-	(0.04)	9.14	24.83%		1,718	0.86%		0.79%		0.58%
10/31/09	6.39	0.04	0.94	0.98	(0.01)	-	(0.01)	7.36	15.29%		941	0.94%		0.79%		0.65%
10/31/08	12.79	0.05	(4.18)	(4.13)	(0.10)	(2.17)	(2.27)	6.39	(38.22%	)	622	0.89%		0.79%		0.48%
Administrative Class
03/31/14r,dd	$14.84	$0.09	$1.57	$1.66	$(0.13)	$-	$(0.13)	$16.37	11.24%	[b]	$11,328	0.92%	[a]	N/A		1.13%	[a]
09/30/13	10.98	0.13	3.85	3.98	(0.12)	-	(0.12)	14.84	36.60%		9,661	0.93%		0.90%		1.02%
09/30/12[i]	9.72	0.08	1.23	1.31	(0.05)	-	(0.05)	10.98	13.60%	[b]	5,928	0.98%	[a]	0.89%	[a]	0.83%	[a]
10/31/11	9.08	0.05	0.62	0.67	(0.03)	-	(0.03)	9.72	7.37%		2,534	0.96%		0.89%		0.54%
10/31/10	7.31	0.04	1.77	1.81	(0.04)	-	(0.04)	9.08	24.77%		5,341	0.96%		0.89%		0.48%
10/31/09	6.37	0.04	0.92	0.96	(0.02)	-	(0.02)	7.31	15.17%		4,675	1.04%		0.89%		0.61%
10/31/08	12.74	0.03	(4.16)	(4.13)	(0.07)	(2.17)	(2.24)	6.37	(38.30%	)	4,637	1.00%		0.89%		0.33%
Class A
03/31/14[r]	$14.62	$0.07	$1.54	$1.61	$(0.09)	$-	$(0.09)	$16.14	11.08%	[b]	$83,566	1.17%	[a]	N/A		0.87%	[a]
09/30/13	10.80	0.10	3.80	3.90	(0.08)	-	(0.08)	14.62	36.40%		77,201	1.18%		1.15%		0.77%
09/30/12[i]	9.56	0.05	1.21	1.26	(0.02)	-	(0.02)	10.80	13.25%	[b]	58,551	1.23%	[a]	1.14%	[a]	0.50%	[a]
10/31/11	8.95	0.03	0.61	0.64	(0.03)	-	(0.03)	9.56	7.13%		58,004	1.21%		1.14%		0.30%
10/31/10	7.21	0.02	1.74	1.76	(0.02)	-	(0.02)	8.95	24.39%		68,521	1.21%		1.14%		0.24%
10/31/09	6.28	0.02	0.91	0.93	-	-	-	7.21	14.81%		63,549	1.29%		1.14%		0.36%
10/31/08	12.60	0.01	(4.11)	(4.10)	(0.05)	(2.17)	(2.22)	6.28	(38.44%	)	69,067	1.25%		1.14%		0.08%

	Six months ended March 31, 2014[b,r]	Year ended September 30, 2013	Period ended September 30, 2012[b,i]	Year ended October 31
				2011	2010	2009	2008
Portfolio turnover rate for all share classes	37%	91%	79%[q]	96%	62%	137%	109%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
q	Portfolio turnover rate excludes securities sold from redemptions in-kind. Securities sold from redemptions in-kind had no impact on portfolio turnover rate.
bb	Class S shares were renamed Class R5 shares on April 1, 2014.
cc	ClassY shares were renamed Service Class shares on April 1, 2014.
dd	Class L shares were renamed Administrative Class shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class R5
03/31/14r,bb	$13.99	$0.02	$1.12	$1.14	$(0.16)	$(0.12)	$(0.28)	$14.85	8.28%	[b]	$205,638	1.04%	[a]	0.89%	[a]	0.31%	[a]
09/30/13	11.19	0.16	2.79	2.95	(0.15)	-	(0.15)	13.99	26.55%		213,577	1.05%		0.89%		1.28%
09/30/12[i]	10.55	0.14	0.65	0.79	(0.15)	-	(0.15)	11.19	7.74%	[b]	195,534	1.05%	[a]	0.89%	[a]	1.44%	[a]
10/31/11	10.67	0.14	(0.10)	0.04	(0.16)	-	(0.16)	10.55	0.37%		202,981	1.04%		0.89%		1.27%
10/31/10	9.16	0.11	1.51	1.62	(0.11)	-	(0.11)	10.67	17.88%		219,639	1.07%		0.89%		1.15%
10/31/09	7.58	0.10	1.89	1.99	(0.11)	(0.30)	(0.41)	9.16	28.52%		204,098	1.06%		0.89%		1.34%
10/31/08	14.42	0.17	(6.04)	(5.87)	(0.16)	(0.81)	(0.97)	7.58	(43.37%	)	183,478	1.05%		0.89%		1.48%
Service Class
03/31/14r,cc	$13.90	$0.02	$1.10	$1.12	$(0.14)	$(0.12)	$(0.26)	$14.76	8.13%	[b]	$13,786	1.07%	[a]	1.03%	[a]	0.27%	[a]
09/30/13	11.12	0.14	2.78	2.92	(0.14)	-	(0.14)	13.90	26.47%		8,558	1.08%		1.03%		1.13%
09/30/12[i]	10.48	0.12	0.65	0.77	(0.13)	-	(0.13)	11.12	7.58%	[b]	7,389	1.08%	[a]	1.03%	[a]	1.29%	[a]
10/31/11	10.61	0.13	(0.10)	0.03	(0.16)	-	(0.16)	10.48	0.21%		7,000	1.07%		1.03%		1.13%
10/31/10	9.11	0.10	1.50	1.60	(0.10)	-	(0.10)	10.61	17.75%		6,727	1.10%		1.03%		1.02%
10/31/09	7.54	0.08	1.88	1.96	(0.09)	(0.30)	(0.39)	9.11	28.26%		3,219	1.09%		1.03%		1.04%
10/31/08	14.34	0.14	(5.98)	(5.84)	(0.15)	(0.81)	(0.96)	7.54	(43.41%	)	3,651	1.08%		1.03%		1.23%

	Six months ended March 31, 2014[b,r]	Year ended September 30, 2013	Period ended September 30, 2012[b,i]	Year ended October 31
				2011	2010	2009	2008
Portfolio turnover rate for all share classes	11%	28%	27%	26%	29%	34%	13%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
bb	Class S shares were renamed Class R5 shares on April 1, 2014.
cc	ClassY shares were renamed Service Class shares on April 1, 2014.
dd	Class L shares were renamed Administrative Class shares on April 1, 2014.
ee	Class N shares were renamed Class R3 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/14r,dd	$13.96	$0.00 [d]	$1.12	$1.12	$(0.12)	$(0.12)	$(0.24)	$14.84	8.12%	[b]	$133,681	1.22%	[a]	1.14%	[a]	0.06%	[a]
09/30/13	11.17	0.13	2.79	2.92	(0.13)	-	(0.13)	13.96	26.30%		128,755	1.23%		1.14%		1.01%
09/30/12[i]	10.53	0.11	0.65	0.76	(0.12)	-	(0.12)	11.17	7.42%	[b]	109,534	1.23%	[a]	1.14%	[a]	1.19%	[a]
10/31/11	10.64	0.11	(0.08)	0.03	(0.14)	-	(0.14)	10.53	0.11%		118,025	1.22%		1.14%		1.03%
10/31/10	9.14	0.09	1.50	1.59	(0.09)	-	(0.09)	10.64	17.65%		131,965	1.25%		1.14%		0.92%
10/31/09	7.55	0.08	1.89	1.97	(0.08)	(0.30)	(0.38)	9.14	28.27%		147,550	1.24%		1.14%		1.09%
10/31/08	14.36	0.14	(6.01)	(5.87)	(0.13)	(0.81)	(0.94)	7.55	(43.50%	)	137,391	1.23%		1.14%		1.24%
Class A
03/31/14[r]	$13.82	$(0.02)	$1.11	$1.09	$(0.09)	$(0.12)	$(0.21)	$14.70	7.93%	[b]	$50,485	1.47%	[a]	1.43%	[a]	(0.23%	)[a]
09/30/13	11.06	0.09	2.76	2.85	(0.09)	-	(0.09)	13.82	25.94%		48,500	1.48%		1.43%		0.72%
09/30/12[i]	10.42	0.09	0.64	0.73	(0.09)	-	(0.09)	11.06	7.11%	[b]	41,351	1.48%	[a]	1.43%	[a]	0.92%	[a]
10/31/11	10.54	0.08	(0.09)	(0.01)	(0.11)	-	(0.11)	10.42	(0.11%	)	37,485	1.47%		1.43%		0.73%
10/31/10	9.06	0.06	1.49	1.55	(0.07)	-	(0.07)	10.54	17.23%		41,888	1.50%		1.43%		0.61%
10/31/09	7.48	0.06	1.87	1.93	(0.05)	(0.30)	(0.35)	9.06	27.89%		34,124	1.49%		1.43%		0.78%
10/31/08	14.24	0.11	(5.96)	(5.85)	(0.10)	(0.81)	(0.91)	7.48	(43.64%	)	27,145	1.48%		1.43%		0.97%
Class R3
03/31/14r,ee	$13.86	$(0.02)	$1.12	$1.10	$(0.08)	$(0.12)	$(0.20)	$14.76	7.96%	[b]	$1,597	1.77%	[a]	1.52%	[a]	(0.27%	)[a]
09/30/13	11.10	0.08	2.77	2.85	(0.09)	-	(0.09)	13.86	25.81%		1,235	1.78%		1.52%		0.63%
09/30/12[i]	10.46	0.08	0.64	0.72	(0.08)	-	(0.08)	11.10	7.07%	[b]	930	1.78%	[a]	1.52%	[a]	0.83%	[a]
10/31/11	10.58	0.07	(0.09)	(0.02)	(0.10)	-	(0.10)	10.46	(0.33%	)	828	1.77%		1.52%		0.64%
10/31/10	9.09	0.06	1.49	1.55	(0.06)	-	(0.06)	10.58	17.26%		766	1.80%		1.52%		0.58%
10/31/09	7.51	0.05	1.88	1.93	(0.05)	(0.30)	(0.35)	9.09	27.77%		816	1.79%		1.52%		0.69%
10/31/08	14.31	0.10	(6.00)	(5.90)	(0.09)	(0.81)	(0.90)	7.51	(43.75%	)	568	1.78%		1.52%		0.89%

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class R5
03/31/14r,bb	$15.92	$0.01		$1.07	$1.08	$(0.19)	$(1.34)	$(1.53)	$15.47	7.23%	[b]	$474,719	1.06%	[a]	N/A	0.19%	[a]
09/30/13	13.20	0.21		3.14	3.35	(0.20)	(0.43)	(0.63)	15.92	26.22%		445,260	1.07%		N/A	1.46%
09/30/12[i]	13.95	0.18		0.71	0.89	(0.23)	(1.41)	(1.64)	13.20	8.60%	[b]	396,711	1.07%	[a]	N/A	1.52%	[a]
10/31/11	13.94	0.16		(0.01)	0.15	(0.14)	-	(0.14)	13.95	1.08%		554,169	1.07%		N/A	1.10%
10/31/10	12.27	0.13		1.67	1.80	(0.13)	-	(0.13)	13.94	14.81%		584,158	1.10%		N/A	1.00%
10/31/09	10.12	0.12		2.84	2.96	(0.03)	(0.78)	(0.81)	12.27	33.13%		562,176	1.09%		N/A	1.24%
10/31/08	19.63	0.20		(9.33)	(9.13)	(0.38)	-	(0.38)	10.12	(47.32%	)	459,583	1.08%		1.07%	1.29%
Service Class
03/31/14r,cc	$15.90	$0.01		$1.06	$1.07	$(0.19)	$(1.34)	$(1.53)	$15.44	7.17%	[b]	$24,161	1.09%	[a]	N/A	0.13%	[a]
09/30/13	13.18	0.20		3.15	3.35	(0.20)	(0.43)	(0.63)	15.90	26.23%		25,987	1.10%		N/A	1.42%
09/30/12[i]	13.94	0.19		0.69	0.88	(0.23)	(1.41)	(1.64)	13.18	8.58%	[b]	21,882	1.10%	[a]	N/A	1.62%	[a]
10/31/11	13.92	0.16		(0.02)	0.14	(0.12)	-	(0.12)	13.94	1.00%		19,430	1.10%		N/A	1.10%
10/31/10	12.26	0.12		1.67	1.79	(0.13)	-	(0.13)	13.92	14.80%		15,773	1.12%		N/A	0.98%
10/31/09	10.10	0.12		2.85	2.97	(0.03)	(0.78)	(0.81)	12.26	33.08%		30,347	1.12%		N/A	1.21%
10/31/08	19.59	0.19		(9.31)	(9.12)	(0.37)	-	(0.37)	10.10	(47.32%	)	20,833	1.11%		1.10%	1.17%
Administrative Class
03/31/14r,dd	$15.82	$0.00	[d]	$1.05	$1.05	$(0.16)	$(1.34)	$(1.50)	$15.37	7.10%	[b]	$20,463	1.24%	[a]	N/A	0.02%	[a]
09/30/13	13.13	0.19		3.11	3.30	(0.18)	(0.43)	(0.61)	15.82	25.96%		18,017	1.25%		N/A	1.31%
09/30/12[i]	13.82	0.17		0.70	0.87	(0.15)	(1.41)	(1.56)	13.13	8.46%	[b]	15,173	1.25%	[a]	N/A	1.47%	[a]
10/31/11	13.81	0.14		(0.01)	0.13	(0.12)	-	(0.12)	13.82	0.91%		12,331	1.25%		N/A	0.94%
10/31/10	12.16	0.10		1.66	1.76	(0.11)	-	(0.11)	13.81	14.64%		50,937	1.27%		N/A	0.77%
10/31/09	10.02	0.11		2.82	2.93	(0.01)	(0.78)	(0.79)	12.16	32.77%		56,494	1.27%		N/A	1.10%
10/31/08	19.45	0.18		(9.26)	(9.08)	(0.35)	-	(0.35)	10.02	(47.40%	)	51,881	1.26%		1.25%	1.12%
Class A
03/31/14[r]	$15.48	$(0.02)		$1.03	$1.01	$(0.12)	$(1.34)	$(1.46)	$15.03	6.99%	[b]	$58,822	1.49%	[a]	N/A	(0.25%	)[a]
09/30/13	12.85	0.14		3.06	3.20	(0.14)	(0.43)	(0.57)	15.48	25.70%		56,137	1.50%		N/A	1.04%
09/30/12[i]	13.62	0.13		0.68	0.81	(0.17)	(1.41)	(1.58)	12.85	8.16%	[b]	46,292	1.50%	[a]	N/A	1.20%	[a]
10/31/11	13.62	0.09		(0.00)[d]	0.09	(0.09)	-	(0.09)	13.62	0.63%		47,318	1.50%		N/A	0.65%
10/31/10	12.00	0.07		1.64	1.71	(0.09)	-	(0.09)	13.62	14.39%		50,227	1.53%		N/A	0.56%
10/31/09	9.92	0.08		2.78	2.86	-	(0.78)	(0.78)	12.00	32.49%		47,642	1.52%		N/A	0.81%
10/31/08	19.25	0.13		(9.16)	(9.03)	(0.30)	-	(0.30)	9.92	(47.54%	)	39,212	1.51%		1.50%	0.82%

	Six months ended March 31, 2014[b,r]	Year ended September 30, 2013	Period ended September 30, 2012[b,i]	Year ended October 31
				2011	2010	2009	2008
Portfolio turnover rate for all share classes	41%	56%	36%	47%	32%	42%	29%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
bb	Class S shares were renamed Class R5 shares on April 1, 2014.
cc	ClassY shares were renamed Service Class shares on April 1, 2014.
dd	Class L shares were renamed Administrative Class shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

MassMutual Premier Focused International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/14r,aa	$12.49	$0.19	$0.11	$0.30	$(0.21)	$-	$(0.21)	$12.58	2.44%	[b]	$95,257	1.07%	[a]	0.97%	[a]	2.95%	[a]
09/30/13	11.64	0.22	0.82	1.04	(0.19)	-	(0.19)	12.49	8.94%		90,060	1.06%		0.96%		1.88%
09/30/12[i]	11.23	0.27	0.24	0.51	(0.10)	-	(0.10)	11.64	4.75%	[b]	72,011	1.06%	[a]	0.96%	[a]	2.68%	[a]
10/31/11[g]	11.58	0.07	(0.20)	(0.13)	(0.22)	-	(0.22)	11.23	(1.19%	)[b]	23,873	1.08%	[a]	0.98%	[a]	0.65%	[a]
Class R5
03/31/14r,bb	$12.48	$0.16	$0.14	$0.30	$(0.17)	$-	$(0.17)	$12.61	2.42%	[b]	$4,367	1.16%	[a]	1.06%	[a]	2.45%	[a]
09/30/13	11.65	0.07	0.94	1.01	(0.18)	-	(0.18)	12.48	8.75%		5,270	1.15%		1.05%		0.64%
09/30/12[i]	11.22	0.21	0.30	0.51	(0.08)	-	(0.08)	11.65	4.66%	[b]	33,949	1.15%	[a]	1.05%	[a]	2.02%	[a]
10/31/11	11.71	0.21	(0.49)	(0.28)	(0.21)	-	(0.21)	11.22	(2.44%	)	28,631	1.17%		1.07%		1.77%
10/31/10	10.90	0.11	1.11	1.22	(0.41)	-	(0.41)	11.71	11.61%		22,470	1.10%		N/A		1.04%
10/31/09	8.49	0.20	2.32	2.52	(0.11)	-	(0.11)	10.90	29.90%		45,363	1.08%		N/A		2.23%
10/31/08	17.33	0.27	(8.53)	(8.26)	(0.16)	(0.42)	(0.58)	8.49	(49.18%	)	22,846	1.12%		N/A		1.96%
Service Class
03/31/14r,cc	$12.45	$0.17	$0.12	$0.29	$(0.15)	$-	$(0.15)	$12.59	2.37%	[b]	$2,915	1.26%	[a]	1.16%	[a]	2.68%	[a]
09/30/13	11.62	0.16	0.83	0.99	(0.16)	-	(0.16)	12.45	8.63%		2,949	1.25%		1.15%		1.36%
09/30/12[i]	11.19	0.19	0.31	0.50	(0.07)	-	(0.07)	11.62	4.59%	[b]	8,374	1.25%	[a]	1.15%	[a]	1.92%	[a]
10/31/11	11.68	0.16	(0.45)	(0.29)	(0.20)	-	(0.20)	11.19	(2.52%	)	7,938	1.27%		1.17%		1.36%
10/31/10	10.87	0.11	1.10	1.21	(0.40)	-	(0.40)	11.68	11.45%		8,082	1.20%		N/A		1.05%
10/31/09	8.48	0.20	2.30	2.50	(0.11)	-	(0.11)	10.87	29.85%		7,494	1.18%		1.16%		2.18%
10/31/08	17.31	0.18	(8.43)	(8.25)	(0.16)	(0.42)	(0.58)	8.48	(49.19%	)	5,474	1.22%		1.18%		1.47%

	Six months ended March 31, 2014[b,r]	Year ended September 30, 2013	Period ended September 30, 2012[b,i]	Year ended October 31
				2011	2010	2009	2008
Portfolio turnover rate for all share classes	38%	59%	23%	59%	65%	74%	106%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa	Class Z shares were renamed Class I shares on April 1, 2014.
bb	Class S shares were renamed Class R5 shares on April 1, 2014.
cc	Class Y shares were renamed Service Class shares on April 1, 2014.
dd	Class L shares were renamed Administrative Class shares on April 1, 2014.
ee	Class N shares were renamed Class R3 shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
03/31/14r,dd	$12.51	$0.13	$0.16	$0.29	$(0.14)	$-	$(0.14)	$12.66	2.29%	[b]	$2,526	1.41%	[a]	1.31%	[a]	2.02%	[a]
09/30/13	11.67	0.11	0.88	0.99	(0.15)	-	(0.15)	12.51	8.58%		3,705	1.40%		1.30%		0.91%
09/30/12[i]	11.19	0.18	0.31	0.49	(0.01)	-	(0.01)	11.67	4.35%	[b]	7,025	1.40%	[a]	1.30%	[a]	1.72%	[a]
10/31/11	11.68	0.17	(0.47)	(0.30)	(0.19)	-	(0.19)	11.19	(2.66%	)	5,789	1.42%		1.33%		1.47%
10/31/10	10.87	0.09	1.11	1.20	(0.39)	-	(0.39)	11.68	11.42%		19,819	1.35%		N/A		0.87%
10/31/09	8.45	0.19	2.30	2.49	(0.07)	-	(0.07)	10.87	29.61%		19,065	1.33%		1.31%		2.07%
10/31/08	17.27	0.22	(8.48)	(8.26)	(0.14)	(0.42)	(0.56)	8.45	(49.32%	)	7,993	1.37%		1.33%		1.62%
Class A
03/31/14[r]	$12.41	$0.13	$0.14	$0.27	$(0.12)	$-	$(0.12)	$12.56	2.16%	[b]	$12,172	1.66%	[a]	1.56%	[a]	2.10%	[a]
09/30/13	11.57	0.11	0.84	0.95	(0.11)	-	(0.11)	12.41	8.28%		14,358	1.65%		1.55%		0.92%
09/30/12[i]	11.12	0.15	0.31	0.46	(0.01)	-	(0.01)	11.57	4.19%	[b]	22,076	1.65%	[a]	1.55%	[a]	1.48%	[a]
10/31/11	11.61	0.11	(0.45)	(0.34)	(0.15)	-	(0.15)	11.12	(2.97%	)	24,345	1.67%		1.58%		0.90%
10/31/10	10.81	0.07	1.09	1.16	(0.36)	-	(0.36)	11.61	11.14%		35,144	1.60%		N/A		0.65%
10/31/09	8.41	0.16	2.30	2.46	(0.06)	-	(0.06)	10.81	29.25%		35,136	1.58%		1.56%		1.80%
10/31/08	17.20	0.19	(8.43)	(8.24)	(0.13)	(0.42)	(0.55)	8.41	(49.39%	)	27,401	1.62%		1.58%		1.38%
Class R3
03/31/14r,ee	$12.22	$0.12	$0.12	$0.24	$(0.09)	$-	$(0.09)	$12.37	1.94%	[b]	$982	2.06%	[a]	1.96%	[a]	1.94%	[a]
09/30/13	11.42	0.07	0.82	0.89	(0.09)	-	(0.09)	12.22	7.81%		952	2.05%		1.95%		0.63%
09/30/12[i]	11.00	0.11	0.31	0.42	-	-	-	11.42	3.82%	[b]	968	2.05%	[a]	1.95%	[a]	1.05%	[a]
10/31/11	11.50	0.06	(0.44)	(0.38)	(0.12)	-	(0.12)	11.00	(3.35%	)	923	2.07%		1.97%		0.53%
10/31/10	10.71	0.03	1.08	1.11	(0.32)	-	(0.32)	11.50	10.61%		983	2.00%		N/A		0.25%
10/31/09	8.34	0.13	2.27	2.40	(0.03)	-	(0.03)	10.71	28.90%		951	1.98%		1.94%		1.40%
10/31/08	17.10	0.14	(8.37)	(8.23)	(0.11)	(0.42)	(0.53)	8.34	(49.58%	)	636	2.02%		1.88%		1.08%

MassMutual Premier Strategic Emerging Markets Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
03/31/14r,aa	$11.68	$0.01	$0.13	$0.14	$(0.15)	$-	$(0.15)	$11.67	1.19%	[b]	$120,392	1.30%	[a]	0.99%	[a]	0.09%	[a]
09/30/13	12.03	0.16	(0.41)	(0.25)	(0.10)	-	(0.10)	11.68	(2.10%	)	115,463	1.23%		0.99%		1.30%
09/30/12[i]	14.09	0.12	(0.28)	(0.16)	(0.16)	(1.74)	(1.90)	12.03	0.51%	[b]	134,793	1.24%	[a]	0.99%	[a]	1.11%	[a]
10/31/11[h]	15.70	0.20	(1.81)	(1.61)	-	-	-	14.09	(10.25%	)[b]	92,878	1.26%	[a]	0.99%	[a]	1.98%	[a]
Class R5
03/31/14r,bb	$11.81	$(0.00)[d]	$0.13	$0.13	$(0.13)	$-	$(0.13)	$11.81	1.11%	[b]	$7,631	1.46%	[a]	1.15%	[a]	(0.07%	)[a]
09/30/13	12.17	0.15	(0.42)	(0.27)	(0.09)	-	(0.09)	11.81	(2.29%	)	7,008	1.39%		1.15%		1.22%
09/30/12[i]	14.07	0.05	(0.21)	(0.16)	-	(1.74)	(1.74)	12.17	0.36%	[b]	6,110	1.40%	[a]	1.15%	[a]	0.43%	[a]
10/31/11	17.79	0.16	(2.30)	(2.14)	(0.05)	(1.53)	(1.58)	14.07	(13.17%	)	51,005	1.34%		1.15%		1.01%
10/31/10	16.49	0.10	3.62	3.72	(0.14)	(2.28)	(2.42)	17.79	25.30%		107,589	1.27%		1.15%		0.60%
10/31/09[g]	10.00	0.15	6.34	6.49	(0.00)[d]	-	(0.00)[d]	16.49	64.73%	[b]	61,313	1.33%	[a]	1.15%	[a]	1.23%	[a]

	Six months ended March 31, 2014[b,r]	Year ended September 30, 2013	Period ended September 30, 2012[b,i]	Year ended October 31
				2011	2010	2009
Portfolio turnover rate for all share classes	104%	75%	76%	84%	45%	75%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
f	Amount is less than $500.
g	For the period November 3, 2008 (commencement of operations) through October 31, 2009.
h	For the period March 1, 2011 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa	Class Z shares were renamed Class I shares on April 1, 2014.
bb	Class S shares were renamed Class R5 shares on April 1, 2014.
cc	ClassY shares were renamed Service Class shares on April 1, 2014.
dd	Class L shares were renamed Administrative Class shares on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Service Class
03/31/14r,cc	$11.66	$(0.01)	$0.13	$0.12	$(0.12)	$-	$(0.12)	$11.66	1.03%	[b]	$223		1.56%	[a]	1.25%	[a]	(0.16%	)[a]
09/30/13	12.01	0.13	(0.40)	(0.27)	(0.08)	-	(0.08)	11.66	(2.34%	)	206		1.49%		1.25%		1.06%
09/30/12[i]	14.06	0.09	(0.28)	(0.19)	(0.12)	(1.74)	(1.86)	12.01	0.23%	[b]	203		1.50%	[a]	1.25%	[a]	0.86%	[a]
10/31/11	17.77	0.18	(2.32)	(2.14)	(0.04)	(1.53)	(1.57)	14.06	(13.22%	)	188		1.46%		1.25%		1.13%
10/31/10	16.48	0.08	3.62	3.70	(0.13)	(2.28)	(2.41)	17.77	25.14%		206		1.37%		1.25%		0.47%
10/31/09[g]	10.00	0.13	6.35	6.48	(0.00)[d]	-	(0.00)[d]	16.48	64.60%	[b]	165		1.43%	[a]	1.25%	[a]	1.08%	[a]
Administrative Class
03/31/14r,dd	$11.72	$(0.00)[d]	$0.12	$0.12	$(0.11)	$-	$(0.11)	$11.73	1.00%	[b]	$408		1.71%	[a]	1.40%	[a]	(0.07%	)[a]
09/30/13	12.09	0.13	(0.43)	(0.30)	(0.07)	-	(0.07)	11.72	(2.50%	)	98		1.64%		1.40%		1.09%
09/30/12[i]	14.02	0.15	(0.34)	(0.19)	-	(1.74)	(1.74)	12.09	0.12%	[b]	63		1.65%	[a]	1.40%	[a]	1.37%	[a]
10/31/11	17.73	0.12	(2.28)	(2.16)	(0.02)	(1.53)	(1.55)	14.02	(13.34%	)	0	[f]	1.57%		1.39%		0.71%
10/31/10	16.45	0.06	3.62	3.68	(0.12)	(2.28)	(2.40)	17.73	25.02%		56,938		1.52%		1.40%		0.37%
10/31/09[g]	10.00	0.13	6.32	6.45	-	-	-	16.45	64.30%	[b]	27,256		1.58%	[a]	1.40%	[a]	0.98%	[a]
Class A
03/31/14[r]	$11.61	$(0.04)	$0.14	$0.10	$(0.07)	$-	$(0.07)	$11.64	0.90%	[b]	$48		1.96%	[a]	1.65%	[a]	(0.75%	)[a]
09/30/13	11.94	0.08	(0.41)	(0.33)	-	-	-	11.61	(2.76%	)	336		1.89%		1.65%		0.63%
09/30/12[i]	13.95	0.05	(0.28)	(0.23)	(0.04)	(1.74)	(1.78)	11.94	(0.19%	)[b]	379		1.90%	[a]	1.65%	[a]	0.50%	[a]
10/31/11	17.68	0.10	(2.30)	(2.20)	-	(1.53)	(1.53)	13.95	(13.60%	)	396		1.85%		1.65%		0.64%
10/31/10	16.42	0.01	3.62	3.63	(0.09)	(2.28)	(2.37)	17.68	24.70%		655		1.77%		1.65%		0.09%
10/31/09[g]	10.00	0.09	6.33	6.42	-	-	-	16.42	64.00%	[b]	238		1.83%	[a]	1.65%	[a]	0.73%	[a]

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 18 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier Money Market Fund (“Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Premier Value Fund (“Value Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Focused International Fund (“Focused International Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds other than the Money Market Fund, short-term debt securities are valued at either amortized cost or at

Notes to Financial Statements (Unaudited) (Continued)

original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost, which approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Money Market Fund characterized all investments at Level 2, as of March 31, 2014. The Disciplined Value Fund and Disciplined Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2014. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2014, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$248,356,243	$-	$248,356,243
Municipal Obligations	-	2,852,266	-	2,852,266
Non-U.S. Government Agency Obligations	-	119,274,032	4,711,670	123,985,702
U.S. Government Agency Obligations and Instrumentalities	-	42,704,089	-	42,704,089
U.S. Treasury Obligations	-	11,345,326	-	11,345,326
Short-Term Investments	-	188,863,900	-	188,863,900

Total Investments	$-	$613,395,856	$4,711,670	$618,107,526

Asset Derivatives
Futures Contracts	$78,561	$-	$-	$78,561

Liability Derivatives
Futures Contracts	$(28,113)	$-	$-	$(28,113)

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$7,563,399	$-	$7,563,399
Municipal Obligations	-	606,802	-	606,802
Non-U.S. Government Agency Obligations	-	105,727,908	1,208,389	106,936,297
U.S. Government Agency Obligations and Instrumentalities	-	317,860	-	317,860
U.S. Treasury Obligations	-	298,910,413	-	298,910,413
Short-Term Investments	-	141,124,197	-	141,124,197

Total Investments	$-	$554,250,579	$1,208,389	$555,458,968

Asset Derivatives
Futures Contracts	$46,328	$-	$-	$46,328

Liability Derivatives
Futures Contracts	$(104,809)	$-	$-	$(104,809)
Swap Agreements	-	(2,363)	-	(2,363)

Total	$(104,809)	$(2,363)	$-	$(107,172)

Core Bond Fund
Asset Investments
Preferred Stock	$3,237,000	$-	$-	$3,237,000
Corporate Debt	-	713,865,486	-	713,865,486
Municipal Obligations	-	16,219,942	-	16,219,942
Non-U.S. Government Agency Obligations	-	219,205,192	7,062,488	226,267,680
Sovereign Debt Obligations	-	12,729,391	-	12,729,391
U.S. Government Agency Obligations and Instrumentalities	-	331,387,413	-	331,387,413
U.S. Treasury Obligations	-	147,398,135	-	147,398,135
Short-Term Investments	-	266,609,239	-	266,609,239

Total Investments	$3,237,000	$1,707,414,798	$7,062,488	$1,717,714,286

Asset Derivatives
Swap Agreements	$-	$6,439	$-	$6,439

Liability Derivatives
Futures Contracts	$(437,323)	$-	$-	$(437,323)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Diversified Bond Fund
Asset Investments
Common Stock	$-	$-	$82,044		$82,044
Preferred Stock	249,000	-	-		249,000
Corporate Debt	-	47,771,956	-		47,771,956
Municipal Obligations	-	632,094	-		632,094
Non-U.S. Government Agency Obligations	-	15,624,900	1,404,413		17,029,313
Sovereign Debt Obligations	-	1,037,135	-		1,037,135
U.S. Government Agency Obligations and Instrumentalities	-	24,879,480	-		24,879,480
U.S. Treasury Obligations	-	13,814,076	-		13,814,076
Short-Term Investments	-	20,627,705	-		20,627,705

Total Investments	$249,000	$124,387,346	$1,486,457		$126,122,803

Liability Derivatives
Futures Contracts	$(56,998)	$-	$-		$(56,998)

High Yield Fund
Asset Investments
Common Stock	$-	$-	$1,006,240		$1,006,240
Bank Loans	-	8,348,423	-		8,348,423
Corporate Debt	-	240,181,028	0	†	240,181,028
Short-Term Investments	-	5,253,665	-		5,253,665

Total Investments	$-	$253,783,116	$1,006,240		$254,789,356

Balanced Fund
Asset Investments
Common Stock	$91,394,100	$-	$-		$91,394,100
Preferred Stock	124,500	-	0	††	124,500
Corporate Debt	-	24,787,112	-		24,787,112
Municipal Obligations	-	654,153	-		654,153
Non-U.S. Government Agency Obligations	-	7,789,094	250,100		8,039,194
Sovereign Debt Obligations	-	495,674	-		495,674
U.S. Government Agency Obligations and Instrumentalities	-	12,036,712	-		12,036,712
U.S. Treasury Obligations	-	5,167,041	-		5,167,041
Mutual Funds	12,935,522	-	-		12,935,522
Short-Term Investments	-	15,999,984	-		15,999,984

Total Investments	$104,454,122	$66,929,770	$250,100		$171,633,992

Asset Derivatives
Futures Contracts	$3,288	$-	$-		$3,288

Liability Derivatives
Futures Contracts	$(10,797)	$-	$-		$(10,797)

Value Fund
Asset Investments
Common Stock	$120,403,176	$4,878,336	$-		$125,281,512
Mutual Funds	1,199,714	-	-		1,199,714
Short-Term Investments	-	2,330,462	-		2,330,462

Total Investments	$121,602,890	$7,208,798	$-		$128,811,688

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Main Street Fund
Asset Investments
Common Stock	$189,079,226	$3,748,363	*	$-	$192,827,589
Preferred Stock	-	733,259		-	733,259
Mutual Funds	1,224,477	-		-	1,224,477
Short-Term Investments	-	1,828,463		-	1,828,463

Total Investments	$190,303,703	$6,310,085		$-	$196,613,788

Capital Appreciation Fund
Asset Investments
Common Stock	$168,790,115	$2,718,666	*	$-	$171,508,781
Short-Term Investments	-	8,526,544		-	8,526,544

Total Investments	$168,790,115	$11,245,210		$-	$180,035,325

Small Cap Opportunities Fund
Asset Investments
Common Stock	$180,484,750	$936,528	*	$-	$181,421,278
Mutual Funds	18,390,471	-		-	18,390,471
Short-Term Investments	-	5,053,686		-	5,053,686

Total Investments	$198,875,221	$5,990,214		$-	$204,865,435

Global Fund
Asset Investments
Common Stock	$191,031,452	$201,913,425	*	$-	$392,944,877
Preferred Stock	135,079	8,224,003		-	8,359,082
Mutual Funds	20,822,890	-		-	20,822,890
Rights	102,009	-		-	102,009
Short-Term Investments	-	42,483		-	42,483

Total Investments	$212,091,430	$210,179,911		$-	$422,271,341

International Equity Fund
Asset Investments
Common Stock	$23,720,830	$541,033,520	*	$-	$564,754,350
Preferred Stock	78,766	36,723		-	115,489
Mutual Funds	42,169,949	-		-	42,169,949
Warrants	-	-		300,545	300,545

Total Investments	$65,969,545	$541,070,243		$300,545	$607,340,333

Focused International Fund
Asset Investments
Common Stock	$2,171,997	$112,938,909	*	$-	$115,110,906
Mutual Funds	5,044,946	-		-	5,044,946
Short-Term Investments	-	3,245,828		-	3,245,828

Total Investments	$7,216,943	$116,184,737		$-	$123,401,680

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Strategic Emerging Markets Fund
Asset Investments
Common Stock	$33,640,839	$85,365,685	*	$198,691	$119,205,215
Preferred Stock	1,019,194	1,785,716		-	2,804,910
Mutual Funds	8,569,172	-		-	8,569,172
Warrants	107,546	-		-	107,546
Short-Term Investments	-	6,569,354		-	6,569,354

Total Investments	$43,336,751	$93,720,755		$198,691	$137,256,197

†	Represents security at $0 value as of March 31, 2014.
††	Value is less than $0.50.
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following tables show Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of March 31, 2014.

Statements of Assets and Liabilities location:	Short-Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond	High Yield Fund	Balanced Fund
Receivables from:
Investments sold on a when-issued basis			X	X		X

Payables from:
Collateral pledged for reverse repurchase agreements		X
Reverse repurchase agreements		X
Investments purchased on a when-issued basis	X		X	X	X	X
Due to custodian	X	X	X	X		X

Statements of Assets and Liabilities location:	Value Fund	Main Street Fund	Small Cap Opportunities Fund	Global Fund	International Equity Fund	Focused International Fund	Strategic Emerging Markets Fund

Payables from:
Securities on loan	X	X	X	X	X	X	X
Due to custodian				X	X		X

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2014. The Funds recognize transfers between the Levels as of the beginning of the year.

Notes to Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/13	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 3/31/14		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/14
Short-Duration Bond Fund
Non-U.S. Government Agency Obligations†	$4,201,340	$-	$-	$31,433	$-	$(1,513,891)	$-		$-	$2,718,882		$31,433
Non-U.S. Government Agency Obligations	-	-	-	-	1,992,788	-	-		-	1,992,788		-

	$4,201,340	$-	$-	$31,433	$1,992,788	$(1,513,891)	$-		$-	$4,711,670		$31,433

Inflation-Protected and Income Fund
Non-U.S. Government Agency Obligations†	$1,320,111	$-	$-	$6,002	$-	$(762,724)	$-		$-	$563,389		$6,002
Non-U.S. Government Agency Obligations	-	-	-	-	645,000	-	-		-	645,000		-

	$1,320,111	$-	$-	$6,002	$645,000	$(762,724)	$-		$-	$1,208,389		$6,002

Core Bond Fund
Non-U.S. Government Agency Obligations†	$4,941,000	$-	$-	$61,000	$-	$-	$-		$-	$5,002,000		$61,000
Non-U.S. Government Agency Obligations	-	-	-	-	2,060,488	-	-		-	2,060,488		-

	$4,941,000	$-	$-	$61,000	$2,060,488	$-	$-		$-	$7,062,488		$61,000

Diversified Bond Fund
Common Stock	$64,153	$-	$-	$17,891	$-	$-	$-		$-	$82,044		$17,891
Non-U.S. Government Agency Obligations†	1,161,135	-	-	14,335	-	-	-		-	1,175,470		14,335
Non-U.S. Government Agency Obligations	-	-	-	-	228,943	-	-		-	228,943		-

	$1,225,288	$-	$-	$32,226	$228,943	$-	$-		$-	$1,486,457		$32,226

High Yield Fund
Common Stock	$786,811	$-	$-	$219,429	$-	$-	$-		$-	$1,006,240		$219,429
Corporate Debt	-	(1,046)	-	1,028	-	-	18	**	-	-	***	1,028

	$786,811	$(1,046)	$-	$220,457	$-	$-	$18		$-	$1,006,240		$220,457

Balanced Fund
Preferred Stock	$-	$-	$-	$-	$-	$-	$-	**	$-	$-	****	$-
Non-U.S. Government Agency Obligations†	247,050	-	3,050	-	-	-	-		-	250,100		3,050

	$247,050	$-	$3,050	$-	$-	$-	$-		$-	$250,100		$3,050

International Equity Fund
Preferred Stock	$-	$-	$-	$-	$35,615	$(35,615)	$-		$-	$-		$-
Warrants	316,363	-	-	(15,818)	-	-	-		-	300,545		(15,818)

	$316,363	$-	$-	$(15,818)	$35,615	$(35,615)	$-		$-	$300,545		$(15,818)

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Balance as of 9/30/13	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 3/31/14	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/14
Strategic Emerging Markets Fund
Common Stock	$-	$-	$(2)	$(47,045)	$245,738	$-	$-	$-	$198,691	$(47,045)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 inputs were less observable.
***	Represents security at $0 value as of March 31, 2014.
****	Value is less than $0.50.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended March 31, 2014, the following tables show how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund
Futures Contracts*
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Interest Rate Swaps**
Hedging/Risk Management	A	A	A	A	A
Duration Management	M	M	M	M	M
Asset/Liability Management	M	M	M	M	M
Substitution for Direct Investment	M	M	M	M	M
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A		A	A	A
Duration/Credit Quality Management	A		A	A	A
Income	A		A	A	A
Substitution for Direct Investment	A		A	A	A
Intention to Create Investment Leverage in Portfolio	M		M	M	M

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Global Fund	International Equity Fund	Focused International Fund	Strategic Emerging Markets Fund
Rights and Warrants
Result of a Corporate Action	A	A	A	A

*	Includes any options purchased or written on futures contracts, if applicable.
**	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At March 31, 2014, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$78,561	$78,561

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(28,113)	$(28,113)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$(740,297)	$(740,297)
Swap Agreements	(146,368)	-	-	89,466	(56,902)

Total Realized Gain (Loss)	$(146,368)	$-	$-	$(650,831)	$(797,199)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$594,626	$594,626
Swap Agreements	393	-	-	(83,915)	(84,308)

Total Change in Appreciation (Depreciation)	$393	$-	$-	$510,711	$510,318

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	263	263
Swap Agreements	$13,320,000	$-	$-	$113,335,000	$126,655,000

Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$46,328	$46,328

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(104,809)	$(104,809)
Swap Agreements^^	-	-	-	(2,363)	(2,363)

Total Value	$-	$-	$-	$(107,172)	$(107,172)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$(105,778)	$(105,778)
Swap Agreements	-	-	-	(192,951)	(192,951)

Total Realized Gain (Loss)	$-	$-	$-	$(298,729)	$(298,729)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$(33,542)	$(33,542)
Swap Agreements	-	-	-	15,151	15,151

Total Change in Appreciation (Depreciation)	$-	$-	$-	$(18,391)	$(18,391)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Inflation-Protected and Income Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	275	275
Swap Agreements	$-	$-	$-	$45,450,000	$45,450,000

Core Bond Fund
Asset Derivatives
Swap Agreements^^	$-	$-	$-	$6,439	$6,439

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(437,323)	$(437,323)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$1,210,290	$1,210,290
Swap Agreements	(378,113)	-	-	217,842	(160,271)

Total Realized Gain (Loss)	$(378,113)	$-	$-	$1,428,132	$1,050,019

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$(1,834,125)	$(1,834,125)
Swap Agreements	(1,018)	-	-	(214,364)	(215,382)

Total Change in Appreciation (Depreciation)	$(1,018)	$-	$-	$(2,048,489)	$(2,049,507)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	1,522	1,522
Swap Agreements	$32,000,000	$-	$-	$239,991,667	$271,991,667

Diversified Bond Fund
Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(56,998)	$(56,998)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$84,060	$84,060
Swap Agreements	(231,122)	-	-	14,800	(216,322)

Total Realized Gain (Loss)	$(231,122)	$-	$-	$98,860	$(132,262)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$(100,771)	$(100,771)
Swap Agreements	31,055	-	-	(13,918)	17,137

Total Change in Appreciation (Depreciation)	$31,055	$-	$-	$(114,689)	$(83,634)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	152	152
Swap Agreements	$2,275,000	$-	$-	$18,630,000	$20,905,000

Balanced Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$3,288	$3,288

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(10,797)	$(10,797)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Balanced Fund (Continued)
Realized Gain (Loss)#
Futures Contracts	$-	$164,421	$-	$36,354	$200,775
Swap Agreements	(13,101)	-	-	7,957	(5,144)

Total Realized Gain (Loss)	$(13,101)	$164,421	$-	$44,311	$195,631

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$(50,450)	$(50,450)
Swap Agreements	(35)	-	-	(7,458)	(7,493)

Total Change in Appreciation (Depreciation)	$(35)	$-	$-	$(57,908)	$(57,943)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	20	-	47	67
Swap Agreements	$1,150,000	$-	$-	$10,080,000	$11,230,000

Global Fund
Asset Derivatives
Rights*	$-	$102,009	$-	$-	$102,009

Realized Gain (Loss)#
Rights	$-	$18	$-	$-	$18

Change in Appreciation (Depreciation)##
Rights	$-	$99	$-	$-	$99

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	982,774	-	-	982,774

International Equity Fund
Asset Derivatives
Warrants*	$-	$300,545	$-	$-	$300,545

Change in Appreciation (Depreciation)##
Warrants	$-	$(20,163)	$-	$-	$(20,163)

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	1,853,738	-	-	1,853,738

Focused International Fund
Realized Gain (Loss)#
Rights	$-	$13	$-	$-	$13

Change in Appreciation (Depreciation)##
Rights	$-	$(134,184)	$-	$-	$(134,184)

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	102,645	-	-	102,645

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Strategic Emerging Markets Fund
Asset Derivatives
Warrants*	$-	$107,546	$-	$-	$107,546

Change in Appreciation (Depreciation)##
Warrants	$-	$50,486	$-	$-	$50,486

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	121,100	-	-	121,100

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts or open swap agreements, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, or swap agreements, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, or swap agreements, as applicable.
†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for swap agreements, or shares/units outstanding for rights and warrants, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2014.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2014, are discussed below.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at March 31, 2014:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund
Futures Contracts — Short
U.S. Treasury Note 10 Year	06/19/14	110	$(13,585,000)	$43,963
U.S. Treasury Note 5 Year	06/30/14	55	(6,542,422)	34,598
90 Day Eurodollar	09/15/14	130	(32,412,250)	(28,113)

				$50,448

Inflation-Protected and Income Fund
Futures Contracts — Long
U.S. Treasury Note 10 Year	06/19/14	8	$988,000	$478

Futures Contracts — Short
U.S. Treasury Ultra Long Bond	06/19/14	28	$(4,045,125)	$(55,140)
U.S. Treasury Note 5 Year	06/30/14	45	(5,352,891)	29,288
U.S. Treasury Note 2 Year	06/30/14	67	(14,710,687)	16,562
90 Day Eurodollar	09/15/14	230	(57,344,750)	(49,669)

				$(58,959)

Core Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	06/30/14	571	$125,370,188	$(130,611)
U.S. Treasury Note 5 Year	06/30/14	433	51,506,703	(98,804)

				$(229,415)

Futures Contracts — Short
90 Day Eurodollar	09/15/14	860	$(214,419,500)	$(185,975)
U.S. Treasury Long Bond	06/19/14	34	(4,529,438)	(21,933)

				$(207,908)

Diversified Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	06/30/14	46	$10,099,875	$(10,911)
U.S. Treasury Note 5 Year	06/30/14	30	3,568,594	(16,167)

				$(27,078)

Futures Contracts — Short
U.S. Treasury Long Bond	06/19/14	12	$(1,598,625)	$(8,295)
90 Day Eurodollar	09/15/14	100	(24,932,500)	(21,625)

				$(29,920)

Balanced Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	06/30/14	17	$3,732,563	$(4,310)
U.S. Treasury Note 5 Year	06/30/14	16	1,903,250	2,948

				$(1,362)

Futures Contracts — Short
90 Day Eurodollar	09/15/14	30	$(7,479,750)	$(6,487)
U.S. Treasury Long Bond	06/19/14	1	(133,219)	340

				$(6,147)

Notes to Financial Statements (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse; the initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent

Notes to Financial Statements (Unaudited) (Continued)

payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation/depreciation on a Fund’s Statement of Operations. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap agreements at March 31, 2014. A Fund’s current exposure to a counterparty is the fair value of the agreement.

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Inflation-Protected and Income Fund*
Interest Rate Swaps
Centrally Cleared Swaps
	USD	4,450,000	8/05/14	Fixed 0.337%	3-Month USD-LIBOR-BBA	$(1,241)	$-	$(1,241)
	USD	4,450,000	8/13/14	Fixed 1.756%	3-Month USD-LIBOR-BBA	(1,122)	-	(1,122)

						(2,363)	-	(2,363)

Core Bond Fund**
Interest Rate Swaps
Centrally Cleared Swaps
	USD	4,000,000	5/17/16	Fixed 0.530%	3-Month USD-LIBOR-BBA	$6,171	$268	$6,439

USD	U.S. Dollar
*	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $9,799 in securities at March 31, 2014.
**	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $881,090 in securities at March 31, 2014.

Rights and Warrants

A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and

Notes to Financial Statements (Unaudited) (Continued)

transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2014, the Funds had no unfunded loan commitments.

Notes to Financial Statements (Unaudited) (Continued)

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

The Funds have adopted the new disclosure requirements on offsetting in the following table. As such, the following table is a summary of the Fund(s) open reverse repurchase agreements which are subject to an MRA on a net basis at March 31, 2014:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral*	Cash Collateral Pledged*	Net Amount
Inflation-Protected and Income Fund
Banque Paribas	$(34,455,000)	$34,455,000	$-	$-
Barclays Bank PLC	(24,164,939)	24,058,939	106,000	-
Daiwa Securities	(1,307,500)	1,307,500	-	-
Deutsche Bank AG	(40,415,571)	40,415,571	-	-
Goldman Sachs & Co.	(60,935,953)	60,910,953	25,000	-
HSBC Finance Corp.	(78,413,525)	65,739,346	-	(12,674,179)
Morgan Stanley	(25,403,059)	25,274,347	128,712	-

	$(265,095,547)	$252,161,656	$259,712	$(12,674,179)

Notes to Financial Statements (Unaudited) (Continued)

*	Collateral with a value of $256,386,595 has been pledged in connection with open reverse repurchase agreements. Excess collateral pledged to the individual counterparty is not shown for financial reporting purposes.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The Fund(s) listed in the following table had open reverse repurchase transactions during the period ended March 31, 2014:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 1/03/14, 0.160%, to be repurchased on demand until 4/03/14 at value plus accrued interest.	$5,533,000
Agreement with Banque Paribas, dated 1/09/14, 0.150%, to be repurchased on demand until 4/10/14 at value plus accrued interest.	1,867,000
Agreement with Banque Paribas, dated 1/14/14, 0.160%, to be repurchased on demand until 4/10/14 at value plus accrued interest.	21,392,000
Agreement with Banque Paribas, dated 1/23/14, 0.140%, to be repurchased on demand until 4/10/14 at value plus accrued interest.	5,663,000
Agreement with Barclays Bank PLC, dated 1/09/14, 0.160%, to be repurchased on demand until 4/10/14 at value plus accrued interest.	1,226,471
Agreement with Barclays Bank PLC, dated 1/21/14, 0.130%, to be repurchased on demand until 4/17/14 at value plus accrued interest.	17,088,725
Agreement with Barclays Bank PLC, dated 3/04/14, 0.150%, to be repurchased on demand until 6/04/14 at value plus accrued interest.	5,849,743
Agreement with Daiwa Securities, dated 3/21/14, 0.160%, to be repurchased on demand until 6/18/14 at value plus accrued interest.	1,307,500
Agreement with Deutsche Bank AG, dated 1/09/14, 0.150%, to be repurchased on demand until 4/09/14 at value plus accrued interest.	5,065,579
Agreement with Deutsche Bank AG, dated 1/10/14, 0.140%, to be repurchased on demand until 4/09/14 at value plus accrued interest.	16,750,162
Agreement with Deutsche Bank AG, dated 1/23/14, 0.150%, to be repurchased on demand until 4/09/14 at value plus accrued interest.	12,626,995
Agreement with Deutsche Bank AG, dated 2/28/14, 0.140%, to be repurchased on demand until 5/23/14 at value plus accrued interest.	5,972,835
Agreement with Goldman Sachs & Co., dated 1/22/14, 0.140%, to be repurchased on demand until 4/17/14 at value plus accrued interest.	2,670,559
Agreement with Goldman Sachs & Co., dated 2/27/14, 0.140%, to be repurchased on demand until 5/22/14 at value plus accrued interest.	5,815,695
Agreement with Goldman Sachs & Co., dated 3/05/14, 0.150%, to be repurchased on demand until 6/05/14 at value plus accrued interest.	13,333,177
Agreement with Goldman Sachs & Co., dated 3/12/14, 0.150%, to be repurchased on demand until 6/05/14 at value plus accrued interest.	33,352,625
Agreement with Goldman Sachs & Co., dated 3/21/14, 0.150%, to be repurchased on demand until 4/17/14 at value plus accrued interest.	5,763,897
Agreement with HSBC Finance Corp., dated 1/03/14, 0.150%, to be repurchased on demand until 4/03/14 at value plus accrued interest.	4,160,000
Agreement with HSBC Finance Corp., dated 1/08/14, 0.150%, to be repurchased on demand until 4/09/14 at value plus accrued interest.	23,310,250
Agreement with HSBC Finance Corp., dated 1/23/14, 0.110%, to be repurchased on demand until 4/09/14 at value plus accrued interest.	2,295,000
Agreement with HSBC Finance Corp., dated 1/24/14, 0.130%, to be repurchased on demand until 4/29/14 at value plus accrued interest.	9,288,000
Agreement with HSBC Finance Corp., dated 2/12/14, 0.140%, to be repurchased on demand until 5/13/14 at value plus accrued interest.	25,088,775

Notes to Financial Statements (Unaudited) (Continued)

Description	Value
Inflation-Protected and Income Fund (Continued)
Agreement with HSBC Finance Corp., dated 3/31/14, 0.750%, to be repurchased on demand until 4/01/14 at value plus accrued interest.	$14,271,500
Agreement with Morgan Stanley, dated 1/07/14, 0.170%, to be repurchased on demand until 4/08/14 at value plus accrued interest.	17,500,124
Agreement with Morgan Stanley, dated 1/24/14, 0.140%, to be repurchased on demand until 4/29/14 at value plus accrued interest.	1,047,500
Agreement with Morgan Stanley, dated 3/05/14, 0.150%, to be repurchased on demand until 5/06/14 at value plus accrued interest.	6,855,435

$265,095,547

Average balance outstanding	$123,223,178
Maximum balance outstanding	$265,095,547
Average interest rate	0.16%
Weighted average maturity	51 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds

Notes to Financial Statements (Unaudited) (Continued)

may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities to qualified brokers, under the terms of a master netting agreement. Securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities. At March 31, 2014, the Fund(s) collateral was equal to or greater than 100% of the market value of securities on loan.

The Funds employ an agent to implement their securities lending program and the agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the securities lending agent or borrower, respectively. For the period ended March 31, 2014, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Value Fund	$14,191	$2,838	$11,353
Main Street Fund	6,937	1,387	5,550
Small Cap Opportunities Fund	72,996	14,593	58,403
Global Fund	49,696	9,930	39,766
International Equity Fund	142,426	27,629	114,797
Focused International Fund	17,744	3,561	14,183
Strategic Emerging Markets Fund	18,327	3,665	14,662

	$322,317	$63,603	$258,714

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Equity Fund, Focused International Fund, and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Financial Statements (Unaudited) (Continued)

3.	Management Fees and Other Transactions

Investment Management Fees

Under agreements between Massachusetts Mutual Life Insurance Company (“MassMutual”) and the Trust on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for these services, MassMutual receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Money Market Fund	0.35%
Short-Duration Bond Fund	0.40% on the first $500 million; and
0.35% on any excess over $500 million
Inflation-Protected and Income Fund	0.48% on the first $350 million; and
0.43% on any excess over $350 million
Core Bond Fund	0.48% on the first $1.5 billion;
0.43% on the next $500 million; and
0.38% on any excess over $2 billion
Diversified Bond Fund	0.50% on the first $150 million; and
0.45% on any excess over $150 million
High Yield Fund	0.50% on the first $250 million; and
0.475% on any excess over $250 million
Balanced Fund	0.48% on the first $350 million; and
0.43% on any excess over $350 million
Value Fund	0.50% on the first $250 million; and
0.47% on any excess over $250 million
Disciplined Value Fund	0.50% on the first $400 million; and
0.45% on any excess over $400 million
Main Street Fund	0.65% on the first $300 million; and
0.60% on any excess over $300 million
Capital Appreciation Fund	0.65% on the first $500 million; and
0.60% on any excess over $500 million
Disciplined Growth Fund	0.50% on the first $400 million; and
0.45% on any excess over $400 million
Small Cap Opportunities Fund	0.58% on the first $400 million; and
0.53% on any excess over $400 million
Global Fund	0.80% on the first $400 million; and
0.75% on any excess over $400 million
International Equity Fund	0.85% on the first $500 million;
0.80% on the next $500 million; and
0.75% on any excess over $1 billion
Focused International Fund	0.90% on the first $350 million; and
0.85% on any excess over $350 million
Strategic Emerging Markets Fund	1.05% on the first $350 million; and
1.00% on any excess over $350 million

Notes to Financial Statements (Unaudited) (Continued)

MassMutual has entered into investment subadvisory agreements with Babson Capital Management LLC (“Babson Capital”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Babson Capital manage the investment and reinvestment of assets of these Funds. Babson Capital receives a subadvisory fee from MassMutual, based upon each Fund’s average daily net assets, at the following annual rates:

Money Market Fund	0.05%
Short-Duration Bond Fund	0.08%
Inflation-Protected and Income Fund	0.08%
Core Bond Fund	0.10%
Diversified Bond Fund	0.10%
High Yield Fund	0.20%
Balanced Fund: fixed income portion	0.09%
Balanced Fund: equity portion*	0.22% of the first $50 million;
0.21% of the next $50 million; and
0.20% of any excess over $100 million
Disciplined Value Fund*	0.25% of the first $50 million;
0.21% of the next $50 million;
0.17% of the next $650 million; and
0.14% of any excess over $750 million
Disciplined Growth Fund*	0.25% of the first $50 million;
0.21% of the next $50 million;
0.17% of the next $650 million; and
0.14% of any excess over $750 million

*	Subadvisory fee based on Aggregate Assets. For purposes of these subadvisory agreements, “Aggregate Assets” means the aggregate of (i) the average daily net assets of the Fund determined at the close of the New York Stock Exchange on each day that the Exchange is open for trading, and (ii) the average daily net assets of certain other funds or accounts of MassMutual or its affiliates, including other funds registered under the 1940 Act, for which Babson Capital provides investment advisory services, as agreed upon from time to time by MassMutual and Babson Capital, determined at the close of the Exchange on each day that the Exchange is open for trading.

In addition, Cornerstone Real Estate Advisers LLC (“Cornerstone”) serves as sub-subadviser for the Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, and Balanced Fund and is primarily responsible for managing each Fund’s commercial mortgage backed securities. Cornerstone is a wholly-owned subsidiary of Babson Capital. The appointment of Cornerstone as a sub-subadviser to each Fund does not relieve Babson Capital of any obligation or liability to any of the Funds that it would otherwise have pursuant to investment subadvisory agreements between MassMutual and Babson Capital with respect to each Fund, and any and all acts and omissions of Cornerstone in respect of any Fund shall be considered the acts and omissions of Babson Capital.

MassMutual has entered into an investment subadvisory agreement with Baring International Investment Ltd. (“Baring”), an indirect wholly-owned subsidiary of MassMutual Holdings (Bermuda) Ltd., itself and indirect wholly-owned subsidiary of MassMutual Holding LLC, on behalf of the Focused International Fund. This agreement provides that Baring manage the investment and reinvestment of the assets of the Focused International Fund. Baring receives a subadvisory fee from MassMutual, based upon the Focused International Fund’s average daily net assets, at the following annual rate:

Focused International Fund	0.55%

Notes to Financial Statements (Unaudited) (Continued)

MassMutual has entered into investment subadvisory agreements with OppenheimerFunds, Inc. (“OFI”), a wholly-owned subsidiary of Oppenheimer Acquisition Corp., itself an indirect majority-owned subsidiary of MassMutual Holding LLC, on behalf of certain Funds. These agreements provide that OFI manage the investment and reinvestment of the assets of these Funds. OFI receives a subadvisory fee from MassMutual, based upon each Fund’s average daily net assets, at the following annual rates:

Capital Appreciation Fund	0.40% of the first $75 million;
0.35% of the next $200 million;
0.30% of the next $250 million; and
0.25% of any excess over $525 million
Global Fund	0.50% of the first $50 million;
0.40% of the next $200 million;
0.35% of the next $250 million;
0.30% of the next $250 million;
0.28% of the next $50 million; and
0.25% of any excess over $800 million

MassMutual has entered into investment subadvisory agreements with OFI Global Institutional, Inc. (“OFI Global Institutional”), a wholly-owned subsidiary of OFI, on behalf of certain Funds. These agreements provide that OFI Global Institutional manage the investment and reinvestment of the assets of these Funds. OFI Global Institutional receives a subadvisory fee from MassMutual, based upon each Fund’s average daily net assets, at the following annual rates:

Value Fund	0.23%
Main Street Fund	0.33% of the first $1 billion; and
0.30% of any excess over $1 billion
Small Cap Opportunities Fund	0.40% of the first $1 billion; and
0.30% of any excess over $1 billion
International Equity Fund	0.50% of the first $50 million;
0.45% of the next $150 million;
0.40% of the next $250 million; and
0.35% of any excess over $450 million
Strategic Emerging Markets Fund	0.70%

The Funds’ subadvisory fees are paid by MassMutual out of the management fees previously disclosed above.

Administration Fees

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual received an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R3
Money Market Fund*	None	0.0766%	0.1766%	None	0.3266%	None
Short-Duration Bond Fund	0.0700%	0.2589%	0.3089%	0.3889%	0.3889%	0.4389%
Inflation-Protected and Income Fund	0.0500%	0.1608%	0.2608%	0.3108%	0.3108%	0.3608%
Core Bond Fund	0.0600%	0.2651%	0.3151%	0.3851%	0.3851%	0.4551%
Diversified Bond Fund	0.0700%	0.1460%	0.2460%	0.3460%	0.3860%	None
High Yield Fund	0.0400%	0.2443%	0.2943%	0.4443%	0.4443%	0.4943%
Balanced Fund	None	0.0868%	0.2468%	0.3968%	0.3968%	None
Value Fund	None	0.0658%	0.1658%	0.2758%	0.3158%	0.3758%

Notes to Financial Statements (Unaudited) (Continued)

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R3
Disciplined Value Fund	None	0.0285%	0.1185%	0.2585%	0.2585%	0.3085%
Main Street Fund	None	0.1100%	0.1600%	0.3100%	0.3100%	0.3600%
Capital Appreciation Fund	None	0.1000%	0.1500%	0.3000%	0.3000%	0.3500%
Disciplined Growth Fund	None	0.0244%	0.1144%	0.2544%	0.2544%	None
Small Cap Opportunities Fund	None	0.0971%	0.1971%	0.2971%	0.2971%	None
Global Fund	None	0.1800%	0.2100%	0.3600%	0.3600%	0.4100%
International Equity Fund	None	0.1392%	0.1692%	0.3192%	0.3192%	None
Focused International Fund	0.0600%	0.1500%	0.2500%	0.4000%	0.4000%	0.5500%
Strategic Emerging Markets Fund	0.0400%	0.2000%	0.3000%	0.4500%	0.4500%	None

*	Effective March 7, 2014, Service Class and Class A merged into Class R5.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of the Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net asset value of Class R3 shares as follows: 0.25% of the average daily net asset value of Class R3 shares to the Distributor for services provided and expenses incurred by it in connection with the distribution of Class R3 shares of the Fund; and 0.25% of the average daily net asset value of Class R3 shares to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class R3 shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class R3 shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class R3 shareholders of a Fund and/or maintenance of Class A or Class R3 shareholder accounts. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares for the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R3
Main Street Fund*	None	0.71%	0.76%	0.91%	1.16%	1.46%
Capital Appreciation Fund*	None	0.71%	0.82%	0.97%	1.09%	1.46%
Global Fund*	None	0.89%	1.03%	1.14%	1.43%	1.52%
Strategic Emerging Markets Fund*	0.99%	1.15%	1.25%	1.40%	1.65%	None

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through March 31, 2014.

For the Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its fees in an attempt to allow the Fund to avoid a negative yield. There is no guarantee that the Fund will be able to avoid a negative yield. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Notes to Financial Statements (Unaudited) (Continued)

MassMutual agreed to waive, through March 31, 2014, 0.14% of the management fee for each class of the Short-Duration Bond Fund, 0.13% of the management fee for each class of the Inflation-Protected and Income Fund, 0.18% of the management fee for each class of the Core Bond Fund, 0.17% of the management fee for each class of the Diversified Bond Fund, 0.10% of the management fee for each class of the High Yield Fund, 0.10% of the management fee for each class of the Focused International Fund, and 0.15% of the management fee for each class of the Strategic Emerging Markets Fund based upon each class’s average daily net assets.

MassMutual agreed to waive, through March 7, 2014, 0.22% of the administrative and shareholder services fees for Class A of the Money Market Fund.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2014:

Total % of Ownership by Related Party
Money Market Fund	70.2%
Short-Duration Bond Fund	85.7%
Inflation-Protected and Income Fund	91.6%
Core Bond Fund	90.7%
Diversified Bond Fund	67.8%
High Yield Fund	86.0%
Balanced Fund	82.4%
Value Fund	97.4%
Disciplined Value Fund	86.6%
Main Street Fund	97.1%
Capital Appreciation Fund	98.0%
Disciplined Growth Fund	85.3%
Small Cap Opportunities Fund	91.8%
Global Fund	92.4%
International Equity Fund	92.7%
Focused International Fund	37.1%
Strategic Emerging Markets Fund	99.8%

Notes to Financial Statements (Unaudited) (Continued)

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2014, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Short-Duration Bond Fund	$128,499,445	$99,215,361	$110,885,778	$42,732,852
Inflation-Protected and Income Fund	89,753,057	52,941,742	83,657,415	50,614,947
Core Bond Fund	2,435,103,147	156,689,075	2,476,824,970	64,577,087
Diversified Bond Fund	182,956,360	13,262,086	177,346,979	6,765,774
High Yield Fund	-	122,449,912	-	108,216,707
Balanced Fund	92,590,539	57,261,550	94,978,228	56,202,619
Value Fund	-	32,176,398	-	40,924,496
Disciplined Value Fund	-	143,131,211	-	151,575,417
Main Street Fund	-	67,055,808	-	75,198,187
Capital Appreciation Fund	-	90,016,264	-	233,424,238
Disciplined Growth Fund	-	229,655,388	-	211,338,562
Small Cap Opportunities Fund	-	64,110,483	-	69,158,948
Global Fund	-	43,380,987	-	68,466,908
International Equity Fund	-	234,797,793	-	237,125,493
Focused International Fund	-	44,252,153	-	46,457,043
Strategic Emerging Markets Fund	-	123,195,350	-	124,754,740

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2014		Year Ended September 30, 2013

	Shares	Amount	Shares	Amount
Money Market Fund Class R5**
Sold	267,856,007	$267,856,007	340,068,101	$340,068,101
Issued — merger	320,763,696	320,723,316	-	-
Issued as reinvestment of dividends	6,862	6,862	25,200	25,200
Redeemed	(282,402,944)	(282,402,944)	(350,911,262)	(350,911,262)

Net increase (decrease)	306,223,621	$306,183,241	(10,817,961)	$(10,817,916)

Money Market Fund Class Y***+
Sold	466,845,155	$466,845,155	448,610,233	$448,610,233
Issued as reinvestment of dividends	5,681	5,681	14,760	14,760
Redeemed	(438,777,925)	(438,853,243)	(454,406,325)	(454,406,325)
Redemptions — merger	(130,881,518)	(130,823,669)	-	-

Net increase (decrease)	(102,808,607)	$(102,826,076)	(5,781,332)	$(5,781,332)

Money Market Fund Class A++
Sold	193,789,971	$193,789,971	553,502,060	$553,502,060
Issued as reinvestment of dividends	6,836	6,836	22,798	22,798
Redeemed	(160,084,098)	(160,008,779)	(541,220,105)	(541,220,105)
Redemptions — merger	(189,882,178)	(189,899,647)	-	-

Net increase (decrease)	(156,169,469)	$(156,111,619)	12,304,753	$12,304,753

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2014		Year Ended September 30, 2013

	Shares	Amount	Shares	Amount
Short-Duration Bond Fund Class I*
Sold	7,388,992	$77,658,141	10,344,692	$109,286,274
Issued as reinvestment of dividends	447,434	4,639,894	440,033	4,602,743
Redeemed	(5,923,639)	(61,958,662)	(5,508,514)	(58,247,802)

Net increase (decrease)	1,912,787	$20,339,373	5,276,211	$55,641,215

Short-Duration Bond Fund Class R5**
Sold	3,899,566	$40,985,094	7,881,845	$83,327,185
Issued as reinvestment of dividends	369,282	3,840,528	463,375	4,860,798
Redeemed	(5,149,631)	(54,108,923)	(4,441,304)	(47,086,559)

Net increase (decrease)	(880,783)	$(9,283,301)	3,903,916	$41,101,424

Short-Duration Bond Fund Service Class***
Sold	1,938,984	$20,308,935	3,292,794	$34,705,844
Issued as reinvestment of dividends	161,678	1,671,755	211,402	2,207,036
Redeemed	(1,965,233)	(20,468,320)	(3,751,518)	(39,715,362)

Net increase (decrease)	135,429	$1,512,370	(247,322)	$(2,802,482)

Short-Duration Bond Fund Administrative Class****
Sold	1,135,621	$11,870,965	1,960,110	$20,556,332
Issued as reinvestment of dividends	91,010	938,310	111,611	1,161,866
Redeemed	(2,057,883)	(21,430,134)	(895,677)	(9,391,862)

Net increase (decrease)	(831,252)	$(8,620,859)	1,176,044	$12,326,336

Short-Duration Bond Fund Class A
Sold	1,308,430	$13,526,717	1,877,073	$19,630,447
Issued as reinvestment of dividends	122,136	1,253,112	205,582	2,127,773
Redeemed	(956,113)	(9,878,406)	(1,599,526)	(16,671,350)

Net increase (decrease)	474,453	$4,901,423	483,129	$5,086,870

Short-Duration Bond Fund Class R3*****
Sold	10,154	$105,821	38,675	$404,037
Issued as reinvestment of dividends	271	2,817	1,130	11,757
Redeemed	(73,635)	(769,400)	(9,815)	(102,569)

Net increase (decrease)	(63,210)	$(660,762)	29,990	$313,225

Inflation-Protected and Income Fund Class I*
Sold	2,863,854	$30,079,797	5,141,729	$59,545,445
Issued as reinvestment of dividends	653,065	6,667,797	477,170	5,625,838
Redeemed	(1,498,896)	(15,746,896)	(5,335,045)	(61,297,340)

Net increase (decrease)	2,018,023	$21,000,698	283,854	$3,873,943

Inflation-Protected and Income Fund Class R5**
Sold	705,371	$7,426,509	1,327,570	$15,501,902
Issued as reinvestment of dividends	264,464	2,702,817	262,759	3,097,926
Redeemed	(1,008,224)	(10,970,850)	(2,662,808)	(30,302,976)

Net increase (decrease)	(38,389)	$(841,524)	(1,072,479)	$(11,703,148)

Inflation-Protected and Income Fund Service Class***
Sold	649,778	$6,821,333	2,678,604	$31,417,945
Issued as reinvestment of dividends	401,998	4,096,356	312,003	3,669,152
Redeemed	(1,492,244)	(15,805,126)	(3,318,590)	(39,005,153)

Net increase (decrease)	(440,468)	$(4,887,437)	(327,983)	$(3,918,056)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2014		Year Ended September 30, 2013

	Shares	Amount	Shares	Amount
Inflation-Protected and Income Fund Administrative Class****
Sold	225,176	$2,401,000	412,663	$4,836,561
Issued as reinvestment of dividends	47,492	489,171	32,862	390,402
Redeemed	(234,105)	(2,541,834)	(295,036)	(3,431,867)

Net increase (decrease)	38,563	$348,337	150,489	$1,795,096

Inflation-Protected and Income Fund Class A
Sold	353,962	$3,703,483	715,655	$8,256,557
Issued as reinvestment of dividends	136,007	1,369,593	110,396	1,282,801
Redeemed	(750,874)	(7,846,628)	(1,407,791)	(16,114,746)

Net increase (decrease)	(260,905)	$(2,773,552)	(581,740)	$(6,575,388)

Inflation-Protected and Income Fund Class R3*****
Sold	34,309	$356,866	65,345	$745,548
Issued as reinvestment of dividends	7,161	72,255	3,731	43,503
Redeemed	(15,936)	(167,085)	(35,158)	(399,833)

Net increase (decrease)	25,534	$262,036	33,918	$389,218

Core Bond Fund Class I*
Sold	9,001,491	$100,529,787	11,818,817	$135,205,202
Issued as reinvestment of dividends	1,581,913	17,274,485	1,904,797	21,695,637
Redeemed	(4,175,365)	(46,547,256)	(14,303,720)	(164,375,500)

Net increase (decrease)	6,408,039	$71,257,016	(580,106)	$(7,474,661)

Core Bond Fund Class R5**
Sold	2,914,693	$32,698,679	5,769,887	$67,332,514
Issued as reinvestment of dividends	1,396,022	15,286,443	2,814,108	32,108,967
Redeemed	(5,588,961)	(62,563,132)	(24,078,587)	(274,626,851)

Net increase (decrease)	(1,278,246)	$(14,578,010)	(15,494,592)	$(175,185,370)

Core Bond Fund Service Class***
Sold	3,878,721	$43,057,369	2,333,728	$26,700,679
Issued as reinvestment of dividends	416,092	4,531,247	628,846	7,137,405
Redeemed	(2,214,545)	(24,693,269)	(3,926,756)	(44,719,578)

Net increase (decrease)	2,080,268	$22,895,347	(964,182)	$(10,881,494)

Core Bond Fund Administrative Class****
Sold	750,633	$8,286,615	1,282,742	$14,641,530
Issued as reinvestment of dividends	228,187	2,473,551	344,824	3,896,508
Redeemed	(2,028,905)	(22,296,325)	(2,163,061)	(24,429,654)

Net increase (decrease)	(1,050,085)	$(11,536,159)	(535,495)	$(5,891,616)

Core Bond Fund Class A
Sold	935,735	$10,239,409	2,161,957	$24,608,105
Issued as reinvestment of dividends	449,848	4,835,861	700,102	7,848,149
Redeemed	(1,581,581)	(17,427,165)	(3,032,471)	(33,984,478)

Net increase (decrease)	(195,998)	$(2,351,895)	(170,412)	$(1,528,224)

Core Bond Fund Class R3*****
Sold	3,582	$39,914	49,865	$584,278
Issued as reinvestment of dividends	2,488	27,271	6,429	73,225
Redeemed	(50,733)	(568,226)	(32,067)	(363,669)

Net increase (decrease)	(44,663)	$(501,041)	24,227	$293,834

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2014		Year Ended September 30, 2013

	Shares	Amount	Shares	Amount
Diversified Bond Fund Class I*
Sold	453,231	$4,823,171	-	$-
Issued as reinvestment of dividends	12,588	130,156	1	8
Redeemed	(37,897)	(400,486)	-	-

Net increase (decrease)	427,922	$4,552,841	1	$8

Diversified Bond Fund Class R5**
Sold	902,556	$8,892,111	654,627	$6,556,096
Issued as reinvestment of dividends	111,164	1,072,731	250,639	2,493,857
Redeemed	(908,781)	(8,993,350)	(806,510)	(8,165,250)

Net increase (decrease)	104,939	$971,492	98,756	$884,703

Diversified Bond Fund Service Class***
Sold	364,030	$3,625,511	248,537	$2,523,968
Issued as reinvestment of dividends	33,913	330,990	64,209	645,940
Redeemed	(84,222)	(835,557)	(2,572,987)	(27,276,855)

Net increase (decrease)	313,721	$3,120,944	(2,260,241)	$(24,106,947)

Diversified Bond Fund Administrative Class****
Sold	433,929	$4,322,423	669,773	$6,734,881
Issued as reinvestment of dividends	44,760	436,409	68,470	688,123
Redeemed	(137,240)	(1,364,454)	(364,104)	(3,670,197)

Net increase (decrease)	341,449	$3,394,378	374,139	$3,752,807

Diversified Bond Fund Class A
Sold	465,621	$4,616,953	455,717	$4,620,290
Issued as reinvestment of dividends	88,578	860,974	225,217	2,256,672
Redeemed	(420,511)	(4,176,202)	(1,026,749)	(10,446,677)

Net increase (decrease)	133,688	$1,301,725	(345,815)	$(3,569,715)

Diversified Bond Fund Class R3+++
Sold			-	$-
Issued as reinvestment of dividends			9	95
Redeemed			(157)	(1,672)

Net increase (decrease)			(148)	$(1,577)

High Yield Fund Class I*
Sold	2,383,161	$23,976,818	4,099,190	$40,659,215
Issued as reinvestment of dividends	938,627	9,010,818	815,997	7,686,693
Redeemed	(2,196,351)	(21,792,288)	(5,421,214)	(53,479,615)

Net increase (decrease)	1,125,437	$11,195,348	(506,027)	$(5,133,707)

High Yield Fund Class R5**
Sold	317,537	$3,141,820	1,531,423	$15,283,811
Issued as reinvestment of dividends	256,575	2,475,954	169,094	1,599,632
Redeemed	(213,184)	(2,167,144)	(913,468)	(8,974,171)

Net increase (decrease)	360,928	$3,450,630	787,049	$7,909,272

High Yield Fund Service Class***
Sold	535,487	$5,361,346	1,024,207	$10,168,389
Issued as reinvestment of dividends	480,312	4,635,009	422,942	4,001,029
Redeemed	(584,672)	(5,902,056)	(1,471,258)	(14,478,342)

Net increase (decrease)	431,127	$4,094,299	(24,109)	$(308,924)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2014		Year Ended September 30, 2013

	Shares	Amount	Shares	Amount
High Yield Fund Administrative Class****
Sold	426,809	$4,175,962	686,251	$6,766,114
Issued as reinvestment of dividends	121,854	1,163,706	70,872	664,781
Redeemed	(194,635)	(1,922,411)	(241,092)	(2,361,660)

Net increase (decrease)	354,028	$3,417,257	516,031	$5,069,235

High Yield Fund Class A
Sold	647,895	$6,448,191	597,004	$5,846,469
Issued as reinvestment of dividends	278,121	2,647,709	266,419	2,491,023
Redeemed	(556,444)	(5,455,747)	(1,995,839)	(19,200,858)

Net increase (decrease)	369,572	$3,640,153	(1,132,416)	$(10,863,366)

High Yield Fund Class R3*****
Sold	32,446	$324,962	23,457	$232,977
Issued as reinvestment of dividends	5,839	56,526	3,489	33,142
Redeemed	(8,225)	(81,360)	(8,539)	(84,042)

Net increase (decrease)	30,060	$300,128	18,407	$182,077

Balanced Fund Class R5**
Sold	335,141	$4,209,447	657,030	$7,744,560
Issued as reinvestment of dividends	583,396	7,076,593	159,713	1,795,172
Redeemed	(854,291)	(10,668,594)	(1,060,590)	(12,529,707)

Net increase (decrease)	64,246	$617,446	(243,847)	$(2,989,975)

Balanced Fund Service Class***
Sold	141,187	$1,829,410	392,319	$4,740,924
Issued as reinvestment of dividends	50,420	634,782	10,065	117,156
Redeemed	(146,373)	(1,872,280)	(207,006)	(2,516,356)

Net increase (decrease)	45,234	$591,912	195,378	$2,341,724

Balanced Fund Administrative Class****
Sold	236,789	$2,949,591	120,709	$1,446,795
Issued as reinvestment of dividends	20,459	249,392	4,497	50,821
Redeemed	(70,754)	(874,929)	(118,985)	(1,396,715)

Net increase (decrease)	186,494	$2,324,054	6,221	$100,901

Balanced Fund Class A
Sold	370,208	$4,550,469	2,010,209	$23,201,565
Issued as reinvestment of dividends	209,213	2,493,816	29,503	326,595
Redeemed	(706,926)	(8,622,905)	(501,159)	(5,877,114)

Net increase (decrease)	(127,505)	$(1,578,620)	1,538,553	$17,651,046

Value Fund Class R5**
Sold	63,468	$1,232,633	155,136	$2,626,329
Issued as reinvestment of dividends	88,445	1,692,845	135,681	2,084,066
Redeemed	(379,755)	(7,313,780)	(3,291,712)	(54,695,066)

Net increase (decrease)	(227,842)	$(4,388,302)	(3,000,895)	$(49,984,671)

Value Fund Service Class***
Sold	287	$5,532	972	$16,585
Issued as reinvestment of dividends	98	1,879	128	1,968
Redeemed	(14)	(279)	(3,463)	(58,019)

Net increase (decrease)	371	$7,132	(2,363)	$(39,466)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2014		Year Ended September 30, 2013

	Shares	Amount	Shares	Amount
Value Fund Administrative Class****
Sold	12,685	$245,215	49,887	$826,140
Issued as reinvestment of dividends	10,448	200,704	16,320	251,497
Redeemed	(139,575)	(2,694,282)	(442,941)	(7,287,054)

Net increase (decrease)	(116,442)	$(2,248,363)	(376,734)	$(6,209,417)

Value Fund Class A
Sold	15,289	$298,236	43,736	$734,155
Issued as reinvestment of dividends	4,030	77,472	6,519	100,464
Redeemed	(112,738)	(2,167,386)	(231,939)	(3,734,142)

Net increase (decrease)	(93,419)	$(1,791,678)	(181,684)	$(2,899,523)

Value Fund Class R3*****
Sold	6	$117	37	$610
Issued as reinvestment of dividends	2	45	4	45
Redeemed	-	-	(109)	(1,821)

Net increase (decrease)	8	$162	(68)	$(1,166)

Disciplined Value Fund Class R5**
Sold	1,496,414	$21,573,458	4,294,025	$53,525,598
Issued as reinvestment of dividends	309,216	4,461,989	423,047	4,771,965
Redeemed	(1,589,672)	(22,967,200)	(6,086,646)	(77,716,935)

Net increase (decrease)	215,958	$3,068,247	(1,369,574)	$(19,419,372)

Disciplined Value Fund Service Class***
Sold	182,996	$2,608,990	930,418	$11,494,855
Issued as reinvestment of dividends	83,392	1,196,680	128,057	1,438,085
Redeemed	(962,978)	(13,885,426)	(1,834,869)	(23,235,497)

Net increase (decrease)	(696,590)	$(10,079,756)	(776,394)	$(10,302,557)

Disciplined Value Fund Administrative Class****
Sold	128,702	$1,857,783	125,655	$1,579,693
Issued as reinvestment of dividends	6,738	98,306	5,164	58,924
Redeemed	(37,085)	(543,096)	(43,265)	(560,100)

Net increase (decrease)	98,355	$1,412,993	87,554	$1,078,517

Disciplined Value Fund Class A
Sold	57,251	$814,716	303,758	$3,812,349
Issued as reinvestment of dividends	11,346	161,790	15,535	173,369
Redeemed	(138,319)	(1,952,981)	(286,531)	(3,546,744)

Net increase (decrease)	(69,722)	$(976,475)	32,762	$438,974

Disciplined Value Fund Class R3*****
Sold	8	$117	177	$2,254
Issued as reinvestment of dividends	22	317	35	394
Redeemed	(259)	(3,672)	(101)	(1,305)

Net increase (decrease)	(229)	$(3,238)	111	$1,343

Main Street Fund Class R5**
Sold	281,204	$3,646,712	472,554	$5,134,034
Issued as reinvestment of dividends	93,636	1,211,651	147,888	1,502,544
Redeemed	(784,341)	(10,280,260)	(1,513,969)	(16,504,656)

Net increase (decrease)	(409,501)	$(5,421,897)	(893,527)	$(9,868,078)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2014		Year Ended September 30, 2013

	Shares	Amount	Shares	Amount
Main Street Fund Service Class***
Sold	67,865	$886,817	59,924	$677,936
Issued as reinvestment of dividends	3,431	44,986	5,700	58,713
Redeemed	(29,624)	(379,120)	(104,830)	(1,133,887)

Net increase (decrease)	41,672	$552,683	(39,206)	$(397,238)

Main Street Fund Administrative Class****
Sold	80,282	$1,030,825	269,133	$3,045,108
Issued as reinvestment of dividends	17,725	229,178	31,824	323,331
Redeemed	(278,272)	(3,587,875)	(719,144)	(7,680,258)

Net increase (decrease)	(180,265)	$(2,327,872)	(418,187)	$(4,311,819)

Main Street Fund Class A
Sold	69,676	$892,998	274,645	$2,986,136
Issued as reinvestment of dividends	5,199	66,762	10,606	107,123
Redeemed	(154,080)	(1,973,472)	(329,825)	(3,547,641)

Net increase (decrease)	(79,205)	$(1,013,712)	(44,574)	$(454,382)

Main Street Fund Class R3*****
Sold	2,711	$36,087	769	$8,346
Issued as reinvestment of dividends	8	99	28	280
Redeemed	(213)	(2,786)	(4,217)	(45,899)

Net increase (decrease)	2,506	$33,400	(3,420)	$(37,273)

Capital Appreciation Fund Class R5**
Sold	140,365	$2,014,409	535,876	$6,750,397
Issued as reinvestment of dividends	658,283	9,393,705	180,741	2,132,742
Redeemed	(6,105,022)	(90,771,504)	(2,816,651)	(35,604,710)

Net increase (decrease)	(5,306,374)	$(79,363,390)	(2,100,034)	$(26,721,571)

Capital Appreciation Fund Service Class***
Sold	25,593	$369,873	830,774	$10,828,243
Issued as reinvestment of dividends	25,822	368,473	6,336	74,639
Redeemed	(1,093,079)	(15,868,792)	(81,682)	(1,044,500)

Net increase (decrease)	(1,041,664)	$(15,130,446)	755,428	$9,858,382

Capital Appreciation Fund Administrative Class****
Sold	8,725	$125,179	149,178	$1,861,029
Issued as reinvestment of dividends	12,462	177,207	14,244	166,936
Redeemed	(335,289)	(4,881,046)	(1,628,207)	(20,642,831)

Net increase (decrease)	(314,102)	$(4,578,660)	(1,464,785)	$(18,614,866)

Capital Appreciation Fund Class A
Sold	59,763	$854,994	251,186	$3,119,369
Issued as reinvestment of dividends	154,722	2,190,862	35,651	417,474
Redeemed	(1,967,936)	(28,342,286)	(2,220,646)	(27,372,951)

Net increase (decrease)	(1,753,451)	$(25,296,430)	(1,933,809)	$(23,836,108)

Capital Appreciation Fund Class R3*****
Sold	72	$1,005	7,211	$83,058
Issued as reinvestment of dividends	56	767	123	1,399
Redeemed	(1,404)	(20,495)	(25,614)	(315,488)

Net increase (decrease)	(1,276)	$(18,723)	(18,280)	$(231,031)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2014		Year Ended September 30, 2013

	Shares	Amount	Shares	Amount
Disciplined Growth Fund Class R5**
Sold	3,202,767	$39,814,690	3,313,710	$39,569,475
Issued as reinvestment of dividends	3,595,144	41,991,277	332,049	3,632,613
Redeemed	(1,726,892)	(22,481,220)	(6,733,019)	(81,013,841)

Net increase (decrease)	5,071,019	$59,324,747	(3,087,260)	$(37,811,753)

Disciplined Growth Fund Service Class***
Sold	223,879	$2,899,140	698,501	$8,596,184
Issued as reinvestment of dividends	1,078,234	12,626,126	89,360	979,387
Redeemed	(708,027)	(9,003,670)	(1,097,602)	(13,424,061)

Net increase (decrease)	594,086	$6,521,596	(309,741)	$(3,848,490)

Disciplined Growth Fund Administrative Class****
Sold	367,812	$4,842,231	870,580	$10,534,106
Issued as reinvestment of dividends	359,504	4,238,553	13,970	154,091
Redeemed	(163,712)	(2,175,049)	(143,142)	(1,695,592)

Net increase (decrease)	563,604	$6,905,735	741,408	$8,992,605

Disciplined Growth Fund Class A
Sold	510,440	$6,648,373	568,630	$6,802,771
Issued as reinvestment of dividends	405,180	4,700,083	21,856	238,006
Redeemed	(254,571)	(3,040,126)	(434,829)	(5,246,806)

Net increase (decrease)	661,049	$8,308,330	155,657	$1,793,971

Small Cap Opportunities Fund Class R5**
Sold	348,916	$5,581,618	710,699	$9,125,094
Issued as reinvestment of dividends	52,605	807,480	68,419	771,082
Redeemed	(605,660)	(9,265,523)	(1,378,627)	(17,109,982)

Net increase (decrease)	(204,139)	$(2,876,425)	(599,509)	$(7,213,806)

Small Cap Opportunities Fund Service Class***
Sold	72,356	$1,097,664	26,529	$339,542
Issued as reinvestment of dividends	2,101	32,239	3,162	35,673
Redeemed	(38,196)	(610,214)	(152,688)	(1,943,348)

Net increase (decrease)	36,261	$519,689	(122,997)	$(1,568,133)

Small Cap Opportunities Fund Administrative Class****
Sold	77,663	$1,236,880	200,026	$2,577,134
Issued as reinvestment of dividends	5,512	84,225	5,919	66,410
Redeemed	(42,026)	(648,548)	(95,174)	(1,174,794)

Net increase (decrease)	41,149	$672,557	110,771	$1,468,750

Small Cap Opportunities Fund Class A
Sold	556,318	$8,472,171	918,981	$11,741,244
Issued as reinvestment of dividends	32,973	497,234	39,059	432,774
Redeemed	(692,024)	(10,639,277)	(1,096,854)	(13,568,877)

Net increase (decrease)	(102,733)	$(1,669,872)	(138,814)	$(1,394,859)

Global Fund Class R5**
Sold	219,211	$3,183,177	856,491	$10,824,510
Issued as reinvestment of dividends	269,539	3,859,794	219,353	2,614,685
Redeemed	(1,912,954)	(27,560,992)	(3,284,672)	(41,863,484)

Net increase (decrease)	(1,424,204)	$(20,518,021)	(2,208,828)	$(28,424,289)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2014		Year Ended September 30, 2013

	Shares	Amount	Shares	Amount
Global Fund Service Class***
Sold	468,707	$6,875,773	131,410	$1,631,727
Issued as reinvestment of dividends	11,505	163,834	7,221	85,643
Redeemed	(162,034)	(2,362,892)	(187,448)	(2,286,070)

Net increase (decrease)	318,178	$4,676,715	(48,817)	$(568,700)

Global Fund Administrative Class****
Sold	477,536	$6,946,625	682,886	$8,594,074
Issued as reinvestment of dividends	156,064	2,234,839	101,607	1,211,149
Redeemed	(847,834)	(12,360,728)	(1,370,240)	(17,168,259)

Net increase (decrease)	(214,234)	$(3,179,264)	(585,747)	$(7,363,036)

Global Fund Class A
Sold	192,416	$2,744,729	589,178	$7,523,605
Issued as reinvestment of dividends	51,595	732,648	27,915	330,240
Redeemed	(319,977)	(4,598,633)	(847,310)	(10,438,132)

Net increase (decrease)	(75,966)	$(1,121,256)	(230,217)	$(2,584,287)

Global Fund Class R3*****
Sold	26,041	$375,502	15,980	$201,012
Issued as reinvestment of dividends	1,205	17,185	652	7,743
Redeemed	(8,112)	(116,382)	(11,349)	(143,759)

Net increase (decrease)	19,134	$276,305	5,283	$64,996

International Equity Fund Class R5**
Sold	2,373,539	$36,529,949	2,339,965	$33,545,806
Issued as reinvestment of dividends	2,876,747	42,316,954	1,347,821	18,101,237
Redeemed	(2,522,142)	(39,082,140)	(5,781,155)	(82,302,791)

Net increase (decrease)	2,728,144	$39,764,763	(2,093,369)	$(30,655,748)

International Equity Fund Service Class***
Sold	527,640	$8,322,407	363,884	$5,359,349
Issued as reinvestment of dividends	191,101	2,807,276	75,902	1,017,844
Redeemed	(788,405)	(12,016,432)	(465,336)	(6,415,024)

Net increase (decrease)	(69,664)	$(886,749)	(25,550)	$(37,831)

International Equity Fund Administrative Class****
Sold	259,017	$3,993,831	210,934	$2,947,496
Issued as reinvestment of dividends	121,842	1,782,541	53,333	712,533
Redeemed	(188,510)	(2,904,298)	(281,602)	(3,938,060)

Net increase (decrease)	192,349	$2,872,074	(17,335)	$(278,031)

International Equity Fund Class A
Sold	315,784	$4,692,085	451,269	$6,308,625
Issued as reinvestment of dividends	358,804	5,134,481	152,651	1,999,729
Redeemed	(386,496)	(5,825,603)	(580,651)	(8,051,811)

Net increase (decrease)	288,092	$4,000,963	23,269	$256,543

Focused International Fund Class I*
Sold	633,787	$8,006,335	3,491,643	$41,600,175
Issued as reinvestment of dividends	122,442	1,536,642	91,770	1,063,618
Redeemed	(394,045)	(5,009,269)	(2,555,264)	(30,303,513)

Net increase (decrease)	362,184	$4,533,708	1,028,149	$12,360,280

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2014		Year Ended September 30, 2013

	Shares	Amount	Shares	Amount
Focused International Fund Class R5**
Sold	17,698	$222,799	75,040	$909,106
Issued as reinvestment of dividends	5,466	68,822	44,260	513,418
Redeemed	(99,036)	(1,239,740)	(2,610,711)	(31,174,320)

Net increase (decrease)	(75,872)	$(948,119)	(2,491,411)	$(29,751,796)

Focused International Fund Service Class***
Sold	5,267	$67,414	136,384	$1,608,319
Issued as reinvestment of dividends	2,851	35,833	8,642	100,077
Redeemed	(13,383)	(168,960)	(629,132)	(7,493,949)

Net increase (decrease)	(5,265)	$(65,713)	(484,106)	$(5,785,553)

Focused International Fund Administrative Class****
Sold	25,520	$324,681	60,429	$723,488
Issued as reinvestment of dividends	2,422	30,635	7,689	89,498
Redeemed	(124,497)	(1,586,054)	(374,002)	(4,430,334)

Net increase (decrease)	(96,555)	$(1,230,738)	(305,884)	$(3,617,348)

Focused International Fund Class A
Sold	66,269	$834,909	141,831	$1,679,782
Issued as reinvestment of dividends	9,359	117,458	16,529	191,242
Redeemed	(263,304)	(3,318,717)	(909,818)	(10,690,152)

Net increase (decrease)	(187,676)	$(2,366,350)	(751,458)	$(8,819,128)

Focused International Fund Class R3*****
Sold	9,296	$115,670	24,035	$280,352
Issued as reinvestment of dividends	535	6,627	669	7,648
Redeemed	(8,327)	(103,975)	(31,632)	(371,149)

Net increase (decrease)	1,504	$18,322	(6,928)	$(83,149)

Strategic Emerging Markets Fund Class I*
Sold	982,525	$11,361,070	1,495,458	$18,022,037
Issued as reinvestment of dividends	127,758	1,494,775	86,687	1,094,858
Redeemed	(680,896)	(7,853,910)	(2,899,249)	(34,455,909)

Net increase (decrease)	429,387	$5,001,935	(1,317,104)	$(15,339,014)

Strategic Emerging Markets Fund Class R5**
Sold	55,053	$640,814	150,056	$1,794,751
Issued as reinvestment of dividends	6,857	81,186	3,741	47,848
Redeemed	(9,219)	(107,566)	(62,482)	(709,949)

Net increase (decrease)	52,691	$614,434	91,315	$1,132,650

Strategic Emerging Markets Fund Service Class***
Sold	1,248	$14,048	970	$11,334
Issued as reinvestment of dividends	182	2,132	101	1,277
Redeemed	(11)	(128)	(298)	(3,817)

Net increase (decrease)	1,419	$16,052	773	$8,794

Strategic Emerging Markets Fund Administrative Class****
Sold	36,798	$406,919	4,766	$57,375
Issued as reinvestment of dividends	79	926	35	441
Redeemed	(10,502)	(118,647)	(1,639)	(19,709)

Net increase (decrease)	26,375	$289,198	3,162	$38,107

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2014		Year Ended September 30, 2013

	Shares	Amount	Shares	Amount
Strategic Emerging Markets Fund Class A
Sold	2,525	$29,556	7,494	$89,022
Issued as reinvestment of dividends	181	2,112	-	-
Redeemed	(27,454)	(295,655)	(10,337)	(124,269)

Net increase (decrease)	(24,748)	$(263,987)	(2,843)	$(35,247)

*	Class Z shares were renamed Class I shares on April 1, 2014.
**	Class S shares were renamed Class R5 shares on April 1, 2014.
***	Class Y shares were renamed Service Class shares on April 1, 2014.
****	Class L shares were renamed Administrative Class shares on April 1, 2014.
*****	Class N shares were renamed Class R3 shares on April 1, 2014.
+	Class Y shares merged into Class S shares on March 7, 2014.
++	Class A shares merged into Class S shares on March 7, 2014.
+++	Class N shares were eliminated as of February 25, 2013. Class R3 shares were launched on April 1, 2014.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2014, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Prior to April 1, 2014, redemptions or exchanges of Class R3 shares made within eighteen months of purchase were subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended March 31, 2014 were waived for any redemptions or exchanges subject to such a charge.

6.	Federal Income Tax Information

At March 31, 2014, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$614,294,563	$9,324,929	$(5,511,966)	$3,812,963
Inflation-Protected and Income Fund	551,881,743	10,433,172	(6,855,947)	3,577,225
Core Bond Fund	1,692,334,008	45,205,841	(19,825,563)	25,380,278
Diversified Bond Fund	124,626,714	3,970,082	(2,473,993)	1,496,089
High Yield Fund	245,654,109	12,335,806	(3,200,559)	9,135,247
Balanced Fund	160,285,516	12,934,808	(1,586,332)	11,348,476
Value Fund	110,509,073	18,618,710	(316,095)	18,302,615
Disciplined Value Fund	308,147,337	50,368,648	(2,386,933)	47,981,715
Main Street Fund	153,759,553	43,593,108	(738,873)	42,854,235
Capital Appreciation Fund	150,491,037	31,284,570	(1,740,282)	29,544,288
Disciplined Growth Fund	331,522,111	41,823,762	(2,957,522)	38,866,240
Small Cap Opportunities Fund	173,527,050	34,846,057	(3,507,672)	31,338,385
Global Fund	273,561,280	155,058,046	(6,347,985)	148,710,061
International Equity Fund	465,314,265	148,278,656	(6,252,588)	142,026,068
Focused International Fund	114,769,237	12,939,222	(4,306,779)	8,632,443
Strategic Emerging Markets Fund	136,186,159	8,202,832	(7,132,794)	1,070,038

Notes to Financial Statements (Unaudited) (Continued)

Note: The aggregate cost for investments for the Money Market Fund at March 31, 2014, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2013, the following Fund(s) had available, for federal income tax purposes, pre-enactment unused capital losses:

	Expiring 2016	Expiring 2017	Expiring 2018
Money Market Fund	$829,466	$-	$-
Value Fund	-	56,268,278	-
Disciplined Value Fund	-	65,368,812	-
Main Street Fund	-	32,973,953	-
Small Cap Opportunities Fund	-	3,794,999	-
Global Fund	-	2,358,258	949,075
Focused International Fund	487,296	15,014,828	-

At September 30, 2013, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Short-Duration Bond Fund	$365,171	$438,860
Diversified Bond Fund	283,674	-
Strategic Emerging Markets Fund	1,418,240	-

Net capital loss carryforwards for the Funds shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2013, post-October capital losses:

Post-October Loss
Core Bond Fund	$(10,094,371)
Focused International Fund	(880,438)
Strategic Emerging Markets Fund	(11,514,744)

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2013, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Money Market Fund	$62,765	$-	$-
Short-Duration Bond Fund	10,787,757	4,184,393	-
Inflation-Protected and Income Fund	11,015,941	3,094,039	-

Notes to Financial Statements (Unaudited) (Continued)

	Ordinary Income	Long Term Capital Gain	Return of Capital
Core Bond Fund	$62,377,274	$10,383,566	$-
Diversified Bond Fund	4,397,509	1,687,297	-
High Yield Fund	16,490,081	-	-
Balanced Fund	2,290,396	-	-
Value Fund	2,438,679	-	-
Disciplined Value Fund	6,444,354	-	-
Main Street Fund	1,991,991	-	-
Capital Appreciation Fund	2,793,191	-	-
Disciplined Growth Fund	4,181,831	822,266	-
Small Cap Opportunities Fund	1,305,961	-	-
Global Fund	4,249,509	-	-
International Equity Fund	6,824,568	15,006,972	-
Focused International Fund	1,965,501	-	-
Strategic Emerging Markets Fund	1,144,424	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2013:

Amount
Global Fund	$187,980
International Equity Fund	246,936
Focused International Fund	93,752
Strategic Emerging Markets Fund	321,718

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2013, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

At September 30, 2013, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Money Market Fund	$7,324	$(829,466)	$(72,299)	$-
Short-Duration Bond Fund	9,038,238	(804,031)	(58,920)	(428,248)
Inflation-Protected and Income Fund	5,400,315	9,062,776	(29,541)	(1,007,028)
Core Bond Fund	32,972,795	-	(10,316,829)	11,460,939
Diversified Bond Fund	2,079,702	(283,674)	(39,653)	(67,600)
High Yield Fund	11,707,812	3,498,034	(18,499)	1,420,004
International Bond Fund	-	488,314	(4,139)	(1,557,552)
Balanced Fund	3,211,513	4,740,834	(22,667)	7,719,036
Value Fund	1,531,476	(56,268,278)	(47,180)	10,756,713
Disciplined Value Fund	4,377,033	(65,368,812)	(28,795)	23,317,463
Main Street Fund	1,152,370	(32,973,953)	(17,214)	42,736,120
Capital Appreciation Fund	1,014,492	2,611,116	(46,677)	64,252,694
Disciplined Growth Fund	32,281,215	23,541,830	(12,769)	26,303,131
Small Cap Opportunities Fund	930,813	(3,794,999)	(30,133)	33,798,128

Notes to Financial Statements (Unaudited) (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Global Fund	$3,716,517	$(3,307,333)	$(38,654)	$129,621,652
International Equity Fund	9,617,464	35,738,094	(78,784)	138,334,654
Focused International Fund	1,796,017	(15,502,124)	(890,963)	9,861,469
Strategic Emerging Markets Fund	1,397,726	(1,418,240)	(11,525,743)	6,036,397

The Funds did not have any unrecognized tax benefits at March 31, 2014, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2014, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2014, was as follows:

	Number of Shares Held as of 9/30/13	Purchases	Sales	Number of Shares Held as of 3/31/14	Value as of 3/31/14	Dividend Income	Net Realized Gain (Loss)
Global Fund
Oppenheimer Institutional Money Market Fund Class E*	5,971,868	24,976,993	25,466,617	5,482,244	$5,482,244	$2,305	$-

International Equity Fund
Oppenheimer Institutional Money Market Fund Class E*	19,588,063	99,200,045	103,182,729	15,605,379	$15,605,379	$6,795	$-

*	Fund advised by OFI Global Asset Management, Inc

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	New Accounting Pronouncements

On June 7, 2013, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services — Investment Companies (Topic 946): “Amendments to the Scope, Measurement, and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 sets forth a new approach for determining whether a public or private company is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

Notes to Financial Statements (Unaudited) (Continued)

10.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout transaction (“LBO”) by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, and $414,800, respectively.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”) in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts in the accompanying financial statements related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

11.	Subsequent Events

In preparation of these financial statements management has evaluated the events and transactions subsequent to March 31, 2014, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) replaced MassMutual as the Funds’ investment adviser and administrator. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

Effective April 1, 2014, Class Z shares were renamed to Class I shares, Class S shares were renamed to Class R5 shares, Class Y shares were renamed to Service Class shares, Class L shares were renamed to Administrative Class shares, and Class N shares were renamed to Class R3 shares.

Effective April 1, 2014, the Balanced Fund, Value Fund, Disciplined Value Fund, Main Street Fund, Disciplined Growth Fund, Small Cap Opportunities Fund, Global Fund, and International Equity Fund each began to offer Class I shares.

Effective April 1, 2014, the Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Balanced Fund, Value Fund, Disciplined Value Fund, Main Street Fund, Disciplined Growth Fund, Small Cap Opportunities Fund, Global Fund, International Equity Fund, Focused International Fund, and Strategic Emerging Markets Fund each began to offer Class R4 shares.

Effective April 1, 2014, the Diversified Bond Fund, Balanced Fund, Disciplined Growth Fund, Small Cap Opportunities Fund, International Equity Fund, and Strategic Emerging Markets Fund each began to offer Class R3 shares.

Notes to Financial Statements (Unaudited) (Continued)

Effective April 1, 2014, the advisory fees, based upon each Fund’s average daily net assets, were changed for the following Funds as noted in the table below:

Short-Duration Bond Fund	0.35% on the first $500 million; and 0.30% on any excess over $500 million
Inflation-Protected and Income Fund	0.38% on the first $350 million; and 0.33% on any excess over $350 million
Core Bond Fund	0.38% on the first $1.5 billion; 0.33% on the next $500 million; and 0.28% on any excess over $2 billion
Diversified Bond Fund	0.40% on the first $150 million; and 0.35% on any excess over $150 million
High Yield Fund	0.48% on the first $250 million; and 0.455% on any excess over $250 million
Disciplined Value Fund	0.45% on the first $400 million; and 0.40% on any excess over $400 million
Main Street Fund	0.55% on the first $300 million; and 0.50% on any excess over $300 million
Disciplined Growth Fund	0.45% on the first $400 million; and 0.40% on any excess over $400 million
Global Fund	0.75% on the first $400 million; and 0.70% on any excess over $400 million
Focused International Fund	0.85% on the first $350 million; and 0.80% on any excess over $350 million
Strategic Emerging Markets Fund	1.00% on the first $350 million; and 0.95% on any excess over $350 million

Effective April 1, 2014, the administrative and shareholder services fees, based upon the average daily net assets of the applicable class of shares of the Funds, were changed as noted in the table below:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Money Market Fund	N/A	0.10%	N/A	N/A	N/A	N/A	N/A
Short-Duration Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Inflation-Protected and Income Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Core Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Diversified Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
High Yield Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Balanced Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Disciplined Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Main Street Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Capital Appreciation Fund	N/A	0.10%	0.15%	0.15%	0.15%	N/A	0.20%
Disciplined Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Opportunities Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Global Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
International Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Focused International Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Strategic Emerging Markets Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Notes to Financial Statements (Unaudited) (Continued)

Effective April 1, 2014, pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders.

Effective April 1, 2014, the Trust has entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Funds’ investors.

Effective April 1, 2014, MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through January 31, 2016, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Diversified Bond Fund	0.52%	0.62%	0.72%	0.82%	1.07%	0.97%	1.22%
High Yield Fund	0.55%	0.65%	0.75%	0.85%	1.10%	1.00%	1.25%
Balanced Fund	0.60%	0.70%	0.80%	0.90%	1.15%	1.05%	1.30%
Value Fund	0.60%	0.70%	0.80%	0.90%	1.15%	1.05%	1.30%
Capital Appreciation Fund	N/A	0.75%	0.85%	0.95%	1.20%	N/A	1.35%
Focused International Fund	0.95%	1.05%	1.15%	1.25%	1.50%	1.40%	1.65%
Strategic Emerging Markets Fund	1.05%	1.15%	1.25%	1.35%	1.60%	1.50%	1.75%

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

These changes were approved by the Funds’ Trustees. Additional information regarding these changes can be found in the Funds’ prospectus dated April 1, 2014.

12. Fund Liquidations

Effective May 16, 2014 (the “Termination Date”), the Capital Appreciation Fund was dissolved pursuant to a Plan of Liquidation and Termination approved by the Trustees. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

The Trustees also have approved a Plan of Liquidation and Termination pursuant to which it is expected that the Focused International Fund will be dissolved. Effective on or about November 14, 2014 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in November 2013, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MassMutual, or subadvisers (the “Independent Trustees”), reviewed and approved a proposal to revise the management fee breakpoints of the Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Disciplined Value Fund, Main Street Fund, Disciplined Growth Fund, Global Fund, Focused International Fund, and Strategic Emerging Markets Fund (the “Funds”). In arriving at their decision, the Trustees considered materials provided by MassMutual, including revised profitability schedules for the Funds.

The amendments to the management agreements for the Funds became effective on April 1, 2014.

Submission of Matters to a Vote of Security Holders

Pursuant to a written consent dated September 30, 2013, MassMutual, as the owner of a majority of the issued and outstanding shares of the Strategic Emerging Markets Fund, approved a new Investment Subadvisory Agreement with OFI Global Institutional, Inc., as described in the Information Statement dated September 10, 2013.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2014

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2014:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2014.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Money Market Fund
Class R5**	$1,000	0.12%	$1,000.00	$0.60	$1,024.30	$0.61
Short-Duration Bond Fund
Class I+++	1,000	0.35%	1,007.90	1.75	1,023.20	1.77
Class R5**	1,000	0.54%	1,006.90	2.70	1,022.20	2.72
Service Class***	1,000	0.59%	1,006.60	2.95	1,022.00	2.97
Administrative Class+	1,000	0.67%	1,007.00	3.35	1,021.60	3.38
Class A	1,000	0.92%	1,004.90	4.60	1,020.30	4.63
Class R3++	1,000	1.22%	1,003.30	6.09	1,018.80	6.14
Inflation-Protected and Income Fund
Class I+++	1,000	0.45%	1,000.60	2.24	1,022.70	2.27
Class R5**	1,000	0.56%	999.90	2.79	1,022.10	2.82
Service Class***	1,000	0.66%	1,000.00	3.29	1,021.60	3.33
Administrative Class+	1,000	0.71%	998.90	3.54	1,021.40	3.58
Class A	1,000	0.96%	997.90	4.78	1,020.10	4.83
Class R3++	1,000	1.26%	996.60	6.27	1,018.60	6.34

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Core Bond Fund
Class I+++	$1,000	0.39%	$1,022.50	$1.97	$1,023.00	$1.97
Class R5**	1,000	0.59%	1,021.60	2.97	1,022.00	2.97
Service Class***	1,000	0.64%	1,021.70	3.23	1,021.70	3.23
Administrative Class+	1,000	0.71%	1,021.00	3.58	1,021.40	3.58
Class A	1,000	0.96%	1,019.30	4.83	1,020.10	4.83
Class R3++	1,000	1.28%	1,018.30	6.44	1,018.50	6.44
Diversified Bond Fund
Class I+++	1,000	0.48%	1,029.30	2.43	1,022.50	2.42
Class R5**	1,000	0.56%	1,027.90	2.83	1,022.10	2.82
Service Class***	1,000	0.66%	1,027.00	3.34	1,021.60	3.33
Administrative Class+	1,000	0.76%	1,026.80	3.84	1,021.10	3.83
Class A	1,000	1.05%	1,025.60	5.30	1,019.70	5.29
High Yield Fund
Class I+++	1,000	0.49%	1,080.60	2.54	1,022.50	2.47
Class R5**	1,000	0.70%	1,080.20	3.63	1,021.40	3.53
Service Class***	1,000	0.75%	1,078.40	3.89	1,021.20	3.78
Administrative Class+	1,000	0.90%	1,078.50	4.66	1,020.40	4.53
Class A	1,000	1.15%	1,076.80	5.95	1,019.20	5.79
Class R3++	1,000	1.45%	1,076.30	7.51	1,017.70	7.29
Balanced Fund
Class R5**	1,000	0.64%	1,081.00	3.32	1,021.70	3.23
Service Class***	1,000	0.80%	1,080.70	4.15	1,020.90	4.03
Administrative Class+	1,000	0.95%	1,080.50	4.93	1,020.20	4.78
Class A	1,000	1.20%	1,078.50	6.22	1,018.90	6.04
Value Fund
Class R5**	1,000	0.63%	1,110.40	3.31	1,021.80	3.18
Service Class***	1,000	0.73%	1,109.50	3.84	1,021.30	3.68
Administrative Class+	1,000	0.84%	1,108.60	4.42	1,020.70	4.23
Class A	1,000	1.13%	1,107.80	5.94	1,019.30	5.69
Class R3++	1,000	1.44%	1,106.10	7.56	1,017.80	7.24
Disciplined Value Fund
Class R5**	1,000	0.56%	1,137.20	2.98	1,022.10	2.82
Service Class***	1,000	0.65%	1,137.00	3.46	1,021.70	3.28
Administrative Class+	1,000	0.79%	1,136.40	4.21	1,021.00	3.98
Class A	1,000	1.04%	1,134.90	5.54	1,019.70	5.24
Class R3++	1,000	1.34%	1,133.40	7.13	1,018.20	6.74
Main Street Fund
Class R5**	1,000	0.71%	1,117.90	3.75	1,021.40	3.58
Service Class***	1,000	0.76%	1,117.40	4.01	1,021.10	3.83
Administrative Class+	1,000	0.91%	1,116.80	4.80	1,020.40	4.58
Class A	1,000	1.16%	1,114.50	6.12	1,019.10	5.84
Class R3++	1,000	1.46%	1,113.70	7.69	1,017.70	7.34
Capital Appreciation Fund
Class R5**	1,000	0.71%	1,110.20	3.74	1,021.40	3.58
Service Class***	1,000	0.82%	1,109.60	4.31	1,020.80	4.13
Administrative Class+	1,000	0.97%	1,108.30	5.10	1,020.10	4.89
Class A	1,000	1.09%	1,108.10	5.73	1,019.50	5.49
Class R3++	1,000	1.46%	1,111.90	7.69	1,017.70	7.34

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Disciplined Growth Fund
Class R5**	$1,000	0.56%	$1,126.40	$2.97	$1,022.10	$2.82
Service Class***	1,000	0.65%	1,126.00	3.45	1,021.70	3.28
Administrative Class+	1,000	0.79%	1,125.20	4.19	1,021.00	3.98
Class A	1,000	1.04%	1,123.80	5.51	1,019.70	5.24
Small Cap Opportunities Fund
Class R5**	1,000	0.72%	1,113.50	3.79	1,021.30	3.63
Service Class***	1,000	0.82%	1,112.70	4.32	1,020.80	4.13
Administrative Class+	1,000	0.92%	1,112.40	4.85	1,020.30	4.63
Class A	1,000	1.17%	1,110.80	6.16	1,019.10	5.89
Global Fund
Class R5**	1,000	0.89%	1,082.80	4.62	1,020.50	4.48
Service Class***	1,000	1.03%	1,081.30	5.34	1,019.80	5.19
Administrative Class+	1,000	1.14%	1,081.20	5.92	1,019.20	5.74
Class A	1,000	1.43%	1,079.30	7.41	1,017.80	7.19
Class R3++	1,000	1.52%	1,079.60	7.88	1,017.40	7.65
International Equity Fund
Class R5**	1,000	1.06%	1,072.30	5.48	1,019.60	5.34
Service Class***	1,000	1.09%	1,071.70	5.63	1,019.50	5.49
Administrative Class+	1,000	1.24%	1,071.00	6.40	1,018.70	6.24
Class A	1,000	1.49%	1,069.90	7.69	1,017.50	7.49
Focused International Fund
Class I+++	1,000	0.97%	1,024.40	4.90	1,020.10	4.89
Class R5**	1,000	1.06%	1,024.20	5.35	1,019.60	5.34
Service Class***	1,000	1.16%	1,023.70	5.85	1,019.10	5.84
Administrative Class+	1,000	1.31%	1,022.90	6.61	1,018.40	6.59
Class A	1,000	1.56%	1,021.60	7.86	1,017.20	7.85
Class R3++	1,000	1.96%	1,019.40	9.87	1,015.20	9.85
Strategic Emerging Markets Fund
Class I+++	1,000	0.99%	1,011.90	4.97	1,020.00	4.99
Class R5**	1,000	1.15%	1,011.10	5.77	1,019.20	5.79
Service Class***	1,000	1.25%	1,010.30	6.26	1,018.70	6.29
Administrative Class+	1,000	1.40%	1,010.00	7.02	1,018.00	7.04
Class A	1,000	1.65%	1,009.00	8.26	1,016.70	8.30

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2014, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.
**	Class S shares were renamed Class R5 shares on April 1, 2014.
***	Class Y shares were renamed Service Class shares on April 1, 2014.
+	Class L shares were renamed Administrative Class shares on April 1, 2014.
++	Class N shares were renamed Class R3 shares on April 1, 2014.
+++	Class Z shares were renamed Class I shares on April 1, 2014.

Distributor:

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

May 30, 2014

©2014 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives.	L4544 514 RS-33913-00

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Barings Dynamic Allocation Fund. Investors should consider the Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Barings Dynamic Allocation Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“Our primary focus is to help you take the necessary steps to plan appropriately for your retirement – one that you aspire to enjoy on your terms.”

March 31, 2014

Welcome to the MassMutual Barings Dynamic Allocation Fund Semiannual Report covering the six months ended March 31, 2014. The momentum of the record-setting stock market of 2013 – the best year for U.S. equities since 1995 – faded entering 2014, and most of the main stock benchmarks here and abroad struggled to finish in positive territory for the first quarter. Nevertheless, stocks across the globe advanced for the six-month period ended March 31, 2014, with most gains coming in the fourth quarter of 2013. The U.S. economy continued to grow, but mixed results in key economic indicators – including employment, housing, manufacturing, and retail sales – helped drive the higher level of volatility that characterized the equity markets during the first quarter of 2014. Political wrangling over fiscal legislation, changes at the Federal Reserve (the “Fed”) involving both monetary policy and the central bank’s leadership, and military action by Russia in neighboring Ukraine filled the news and kept investors busy during the six months. Economic growth occurred at an uneven pace in Europe and the Far East, where efforts by central bankers and country leaders to stimulate their respective economies continued. Against the overall backdrop, the price of oil started at slightly more than $102 per barrel, traded higher than $105 in early March, and finished the period near $101. The volatility in the stock market over the first quarter of 2014 helped reverse a period of underperformance by gold – typically viewed by many investors as an equity alternative – which rose to hit a peak of more than $1,382 per ounce in mid-March before finishing the six-month period at slight less than $1,285.

Key events that defined the period

Investors largely stood their ground through political fiscal wrangling and potential Fed actions, and U.S. stocks notched impressive gains in the final months of 2013. In the political arena, a federal government shutdown came to pass on October 1 due to Congress’s inability to reach a funding agreement prior to the September 30 deadline. Sixteen days into the shutdown, Congress finally approved a measure that provided funding for the government until mid-January, along with a temporary extension of the U.S. debt ceiling until February 7, 2014. The stock market responded with strong gains during the month of October, and the momentum carried over into November, bolstered by upward revisions to economic growth figures, improved consumer confidence, and a reduction in a key interest rate by the European Central Bank, which also sent European equities higher.

In December, equities rose, but the results did not come easily. The major equity market indexes experienced losses in the first two weeks of December, reflecting investor concerns that the market had possibly risen too high and lingering questions about the Fed’s timeline for “tapering” or reducing the size of the monthly bond purchases involved in its Quantitative Easing (“QE”) program – a process expected to roil both the stock and bond markets. Investors responded positively to clear communication later in the month from the Fed of the central bank’s plans to reduce its bond purchases and, more importantly, its commitment to keep short-term rates very low. Stocks in the U.S. also rose during the latter part of December following the passage of a two-year budget agreement that appeared to reduce the risk of another government shutdown. A sizable upward revision in estimated third-quarter economic growth to a healthy 4.1% from 3.6% was another positive catalyst.

A sell-off in equity markets in late January and early February gave way to a recovery that more than offset previous losses in most cases. A weak December 2013 employment report, concerns about emerging markets, and the Federal Reserve’s ongoing downsizing of QE were all factors weighing on

(Continued)

1

MassMutual Barings Dynamic Allocation Fund – President’s Letter to Shareholders (Unaudited) (Continued)

share prices. Worries about emerging markets eased, however, and enabled stocks to embark on a recovery. Reassuring comments from new U.S. Fed Chair Janet L. Yellen, the first woman to lead the central bank, who replaced Ben Bernanke at the end of January, also helped bolster the market.

One factor keeping investors on edge during the quarter was turmoil in Ukraine, whose internal struggles ultimately drove a referendum in the country’s Crimea region that yielded the decision to become part of Russia, a move not recognized by the West, including the U.S. The political upheaval did little significant damage to stock prices. Consequently, most broad equity benchmarks ended the quarter only modestly below their all-time highs.

The major stock indexes in the U.S. advanced for the six months ended March 31, 2014 – significantly outperforming foreign developed and emerging markets. The large-cap stock S&P 500® Index led the major market indexes with a 12.51% return for the period. The technology-heavy NASDAQ Composite® Index rose 12.02%, while the Dow Jones Industrial AverageSM, an indicator of blue-chip domestic stock performance, climbed 10.05% over the six months. The Russell 2000® Index, a benchmark of small-cap stocks, gained 9.94%. In foreign markets, the MSCI® EAFE® Index, an indicator of foreign developed-market stocks, posted a 6.41% advance; while the MSCI Emerging Markets Index, a measure of the performance of emerging stock markets throughout the world, gained only 1.39%. Fixed-income investments advanced during the period, with the Barclays U.S. Aggregate Bond Index returning 1.70%.*

Review and maintain your strategy

MassMutual believes it is prudent to remind retirement investors to maintain perspective and have realistic expectations about the future performance of their investment accounts. Remember, the financial markets go up and down – and it is nearly impossible to predict their future direction. Our primary focus is to help you take the necessary steps to plan appropriately for your retirement – one that you aspire to enjoy on your terms. If you work with a financial professional and haven’t met with him or her recently, we suggest you schedule some time to review your retirement investment strategy. MassMutual believes you are wise to maintain a strategy that is suited to how comfortable you are with the markets’ ups and downs, how long you have to save and invest, and what your specific financial goals are. Thank you for putting your trust in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 4/1/14 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

2

MassMutual Barings Dynamic Allocation Fund – Portfolio Summary (Unaudited)

What is the investment approach of MassMutual Barings Dynamic Allocation Fund, and who is the Fund’s subadviser?

The Fund seeks positive total real return by investing across different asset classes. The Fund invests primarily in individual securities, exchange-traded funds (“ETFs”), and derivatives. The Fund’s subadviser is Baring International Investment Limited (Baring).

MassMutual Barings Dynamic Allocation Fund Asset Allocation (% of Net Assets) on 3/31/14
Mutual Funds*	101.9%
Bonds & Notes	13.7%

Total Long-Term Investments	115.6%
Short-Term Investments and Other Assets and Liabilities	(15.6)%

Net Assets	100.0%

* Category includes ETFs.

3

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 13.7%

SOVEREIGN DEBT OBLIGATIONS — 4.1%
Mexican Bonos MXN (a) 8.000% 12/07/23	$3,600,000	$312,063
Poland Government International Bond 3.000% 3/17/23	492,000	460,020
United Mexican States MXN (a) 10.000% 12/05/24	1,170,000	115,978

		888,061

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $898,325)		888,061

U.S. TREASURY OBLIGATIONS — 9.6%
U.S. Treasury Bonds & Notes — 9.6%
U.S. Treasury Note 2.125% 8/15/21	344,000	338,071
U.S. Treasury Note (b) 2.750% 2/15/24	643,400	644,896
U.S. Treasury Note 3.125% 5/15/19	1,023,900	1,092,183

		2,075,150

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,110,020)		2,075,150

TOTAL BONDS & NOTES (Cost $3,008,345)		2,963,211

	Number of Shares
MUTUAL FUNDS — 101.9%
Diversified Financial — 101.9%
iShares Global Materials ETF	13,678	853,369
iShares Global Tech ETF	14,772	1,248,382
iShares iBoxx $ High Yield Corporate Bond Fund (b)	13,742	1,297,107
iShares MSCI Japan Index Fund	223,820	2,535,881
iShares MSCI South Korea Capped Index Fund	10,515	646,673
iShares MSCI Taiwan Index Fund	31,602	454,437
iShares S&P Global Healthcare Sector Index Fund (b)	17,605	1,603,287
iShares S&P Global Industrials Sector Index Fund (b)	26,950	1,918,301
SPDR S&P 500 ETF Trust	14,304	2,675,420
State Street Navigator Securities Lending Prime Portfolio (c)	4,744,852	4,744,852
Vanguard Financials ETF (b)	35,790	1,630,235

	Number of Shares	Value
Vanguard FTSE Europe ETF	32,275	$1,902,611
Vanguard Information Technology ETF	5,662	518,243

		22,028,798

TOTAL MUTUAL FUNDS (Cost $20,827,270)		22,028,798

TOTAL LONG-TERM INVESTMENTS (Cost $23,835,615)		24,992,009

	Principal Amount
SHORT-TERM INVESTMENTS — 6.5%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (d)	$439,478	439,478

Time Deposits — 0.0%
Euro Time Deposit 0.000% 4/01/14	10,002	10,002

U.S. Treasury Bills — 4.5%
U.S. Treasury Bill 0.076% 8/21/14	961,900	961,615

TOTAL SHORT-TERM INVESTMENTS (Cost $1,411,095)		1,411,095

TOTAL INVESTMENTS — 122.1% (Cost $25,246,710) (e)		26,403,104

Other Assets/(Liabilities) — (22.1)%		(4,782,936)

NET ASSETS — 100.0%		$21,620,168

Notes to Consolidated Portfolio of Investments

ETF	Exchange-Traded Fund
MXN	Mexican Peso
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $4,644,708 or 21.48% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $439,478. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $450,962.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated financial statements.

4

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

March 31, 2014 (Unaudited)

Assets:
Investments, at value (Note 2) (a)	$24,992,009
Short-term investments, at value (Note 2) (b)	1,411,095

Total investments (c)	26,403,104

Receivables from:
Open forward foreign currency contracts (Note 2)	5,628
Investment adviser (Note 3)	7,370
Interest and dividends	43,135

Total assets	26,459,237

Liabilities:
Payables for:
Investments purchased	5,639
Open forward foreign currency contracts (Note 2)	39,343
Securities on loan (Note 2)	4,744,852
Trustees’ fees and expenses (Note 3)	1,168
Affiliates (Note 3):
Investment management fees	14,598
Administration fees	4,402
Service fees	736
Accrued expense and other liabilities	28,331

Total liabilities	4,839,069

Net assets	$21,620,168

Net assets consist of:
Paid-in capital	$20,239,129
Undistributed (accumulated) net investment income (loss)	213,718
Accumulated net realized gain (loss) on investments and foreign currency transactions	50,179
Net unrealized appreciation (depreciation) on investments and foreign currency translations	1,117,142

Net assets	$21,620,168

(a) Cost of investments:	$23,835,615
(b) Cost of short-term investments:	$1,411,095
(c) Securities on loan with market value of:	$4,644,708

The accompanying notes are an integral part of the consolidated financial statements.

5

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Assets and Liabilities

March 31, 2014 (Unaudited)

Class I shares*:
Net assets	$10,142,512

Shares outstanding (a)	932,452

Net asset value, offering price and redemption price per share	$10.88

Class R5 shares**:
Net assets	$4,210,846

Shares outstanding (a)	387,293

Net asset value, offering price and redemption price per share	$10.87

Service Class shares***:
Net assets	$4,351,398

Shares outstanding (a)	400,854

Net asset value, offering price and redemption price per share	$10.86

Administrative Class shares+:
Net assets	$1,714,467

Shares outstanding (a)	157,923

Net asset value, offering price and redemption price per share	$10.86

Class A shares:
Net assets	$1,200,945

Shares outstanding (a)	110,619

Net asset value and redemption price per share	$10.86

Offering price per share (100/[100-maximum sales charge] of net asset value)	$11.52

(a)	Authorized unlimited number of shares with no par value.
*	Class Z shares were renamed Class I shares on April 1, 2014.
**	Class S shares were renamed Class R5 shares on April 1, 2014.
***	Class Y shares were renamed Service Class shares on April 1, 2014.
+	Class L shares were renamed Administrative Class shares on April 1, 2014.

The accompanying notes are an integral part of the consolidated financial statements.

6

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

Investment income (Note 2):
Dividends	$196,844
Interest	46,905
Securities lending net income	25,000

Total investment income	268,749

Expenses (Note 3):
Investment management fees	87,254
Custody fees	2,148
Audit fees	24,545
Legal fees	3,460
Proxy fees	513
Shareholder reporting fees	6,896
Trustees’ fees	777
Subsidiary administration fees	12,017

137,610
Administration fees:
Class I*	1,564
Class R5**	2,476
Service Class***	4,692
Administrative Class+	2,942
Class A	2,058
Service fees:
Class A	1,470

Total expenses	152,812
Expenses waived (Note 3):
Class I fees reimbursed by adviser*	(3,473)
Class R5 fees reimbursed by adviser**	(1,377)
Service Class fees reimbursed by adviser***	(1,423)
Administrative Class fees reimbursed by adviser+	(561)
Class A fees reimbursed by adviser	(922)
Class I administrative fees waived*	(4)
Class R5 administrative fees waived**	(2)
Service Class administrative fees waived***	(2)
Administrative Class administrative fees waived+	(1)
Class I management fees waived*	(266)
Class R5 management fees waived**	(105)
Service Class management fees waived***	(109)
Administrative Class management fees waived+	(43)
Class A management fees waived	(30)
Subsidiary expenses waived (Note 3)	(22,528)

Net expenses	121,966

Net investment income (loss)	146,783

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	715,679
Foreign currency transactions	(109,683)

Net realized gain (loss)	605,996

Net change in unrealized appreciation (depreciation) on:
Investment transactions	139,511
Translation of assets and liabilities in foreign currencies	169,366

Net change in unrealized appreciation (depreciation)	308,877

Net realized gain (loss) and change in unrealized appreciation (depreciation)	914,873

Net increase (decrease) in net assets resulting from operations	$1,061,656

*	Class Z shares were renamed Class I shares on April 1, 2014.
**	Class S shares were renamed Class R5 shares on April 1, 2014.
***	Class Y shares were renamed Service Class shares on April 1, 2014.
+	Class L shares were renamed Administrative Class shares on April 1, 2014.

The accompanying notes are an integral part of the consolidated financial statements.

7

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statements of Changes in Net Assets

	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$146,783	$259,172
Net realized gain (loss) on investment transactions	605,996	1,086,959
Net change in unrealized appreciation (depreciation) on investments	308,877	36,419

Net increase (decrease) in net assets resulting from operations	1,061,656	1,382,550

Distributions to shareholders (Note 2):
From net investment income:
Class I*	(154,810)	(93,058)
Class R5**	(58,658)	(38,621)
Service Class***	(56,701)	(35,546)
Administrative Class+	(20,152)	(13,658)
Class A	(11,974)	(6,501)

Total distributions from net investment income	(302,295)	(187,384)

From net realized gains:
Class I*	(650,909)	(56,983)
Class R5**	(261,550)	(25,960)
Service Class***	(270,944)	(24,088)
Administrative Class+	(106,883)	(11,023)
Class A	(75,009)	(7,750)

Total distributions from net realized gains	(1,365,295)	(125,804)

Net fund share transactions (Note 5):
Class I*	(1,000,510)	7,233,661
Class R5**	320,208	64,581
Service Class***	327,645	531,175
Administrative Class+	127,035	(34,929)
Class A	96,983	(28,321)

Increase (decrease) in net assets from fund share transactions	(128,639)	7,766,167

Total increase (decrease) in net assets	(734,573)	8,835,529
Net assets
Beginning of period	22,354,741	13,519,212

End of period	$21,620,168	$22,354,741

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$213,718	$369,230

*	Class Z shares were renamed Class I shares on April 1, 2014.
**	Class S shares were renamed Class R5 shares on April 1, 2014.
***	Class Y shares were renamed Service Class shares on April 1, 2014.
+	Class L shares were renamed Administrative Class shares on April 1, 2014.

The accompanying notes are an integral part of the consolidated financial statements.

8

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations:			Less distributions to shareholders:						Ratios / Supplemental Data:
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of period	Total Return[1,m]		Net assets, end of period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers [j]		Net investment income (loss) to average daily net assets
Class I
03/31/14r,aa	$11.24	$0.08	$0.46	$0.54	$(0.17)	$(0.73)	$(0.90)	$10.88	4.96%	[b]	$10,143	1.30%	[a]	1.02%	[a]	1.44%	[a]
09/30/13	10.62	0.16	0.65	0.81	(0.12)	(0.07)	(0.19)	11.24	7.90%		11,420	1.63%		1.02%		1.42%
09/30/12[g]	10.00	0.11	0.55	0.66	(0.04)	-	(0.04)	10.62	6.51%	[b]	3,716	3.16%	[a]	1.02%	[a]	1.31%	[a]
Class R5
03/31/14r,bb	$11.23	$0.08	$0.45	$0.53	$(0.16)	$(0.73)	$(0.89)	$10.87	4.87%	[b]	$4,211	1.39%	[a]	1.11%	[a]	1.39%	[a]
09/30/13	10.61	0.15	0.65	0.80	(0.11)	(0.07)	(0.18)	11.23	7.70%		4,013	1.72%		1.11%		1.35%
09/30/12[g]	10.00	0.11	0.54	0.65	(0.04)	-	(0.04)	10.61	6.50%	[b]	3,727	3.25%	[a]	1.11%	[a]	1.22%	[a]
Service Class
03/31/14r,cc	$11.20	$0.07	$0.47	$0.54	$(0.15)	$(0.73)	$(0.88)	$10.86	4.96%	[b]	$4,351	1.49%	[a]	1.21%	[a]	1.29%	[a]
09/30/13	10.60	0.13	0.65	0.78	(0.11)	(0.07)	(0.18)	11.20	7.50%		4,149	1.82%		1.21%		1.21%
09/30/12[g]	10.00	0.09	0.55	0.64	(0.04)	-	(0.04)	10.60	6.39%	[b]	3,395	3.35%	[a]	1.21%	[a]	1.00%	[a]
Administrative Class
03/31/14r,dd	$11.20	$0.06	$0.47	$0.53	$(0.14)	$(0.73)	$(0.87)	$10.86	4.82%	[b]	$1,714	1.62%	[a]	1.34%	[a]	1.16%	[a]
09/30/13	10.59	0.12	0.65	0.77	(0.09)	(0.07)	(0.16)	11.20	7.43%		1,636	1.95%		1.34%		1.11%
09/30/12[g]	10.00	0.08	0.55	0.63	(0.04)	-	(0.04)	10.59	6.28%	[b]	1,579	3.48%	[a]	1.34%	[a]	0.96%	[a]
Class A
03/31/14[r]	$11.19	$0.06	$0.46	$0.52	$(0.12)	$(0.73)	$(0.85)	$10.86	4.72%	[b]	$1,201	1.87%	[a]	1.50%	[a]	1.01%	[a]
09/30/13	10.57	0.10	0.65	0.75	(0.06)	(0.07)	(0.13)	11.19	7.24%		1,137	2.20%		1.56%		0.91%
09/30/12[g]	10.00	0.06	0.54	0.60	(0.03)	-	(0.03)	10.57	6.05%	[b]	1,102	3.73%	[a]	1.59%	[a]	0.74%	[a]

	Six months ended March 31, 2014 (Unaudited)[b]	Year ended September 30, 2013	Period ended September 30, 2012[b,g]
Portfolio turnover rate for all share classes	51%	123%	91%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period November 28, 2011 (commencement of operations) through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
aa	Class Z shares were renamed Class I shares on April 1, 2014.
bb	Class S shares were renamed Class R5 shares on April 1, 2014.
cc	Class Y shares were renamed Service Class shares on April 1, 2014.
dd	Class L shares were renamed Administrative Class shares on April 1, 2014.

The accompanying notes are an integral part of the consolidated financial statements.

9

Notes to Consolidated Financial Statements (Unaudited)

1.	The Fund

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The MassMutual Barings Dynamic Allocation Fund (the “Fund”) is a series of the Trust.

Each share class of the Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying consolidated financial statements for the Fund include the accounts of MassMutual Barings Cayman Dynamic Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of March 31, 2014, the Fund’s net assets were $21,620,168, of which $4,194 or 0.02%, represented the Fund’s ownership of the shares of the Subsidiary.

Investment Valuation

The net asset value of the Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Fund’s investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields,

10

Notes to Consolidated Financial Statements (Unaudited) (Continued)

bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Fund’s Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Fund’s Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Fund’s Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Fund does not price its shares. As a result, the values of the Fund’s portfolio securities may change on days when the prices of the Fund’s shares are not calculated. The prices of the Fund’s shares will reflect any such changes when the prices of the Fund’s shares are next calculated, which is the next business day. The Fund may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Fund values its securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Fund’s investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Fund calculates its net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

11

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Fund can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Fund determines its net asset values.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The following is the aggregate value by input level, as of March 31, 2014, for the Fund’s investments:

Asset Investments	Level 1	Level 2	Level 3	Total
Sovereign Debt Obligations	$-	$888,061	$-	$888,061
U.S. Treasury Obligations	-	2,075,150	-	2,075,150
Mutual Funds	22,028,798	-	-	22,028,798
Short-Term Investments	-	1,411,095	-	1,411,095

Total Investments	$22,028,798	$4,374,306	$-	$26,403,104

Asset Derivatives
Forward Contracts	$-	$5,628	$-	$5,628

Liability Derivatives
Forward Contracts	$-	$(39,343)	$-	$(39,343)

The liability shown in the Consolidated Statement of Assets and Liabilities related to securities on loan approximates fair value, which would be categorized at Level 2, as of March 31, 2014.

12

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The Fund had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended March 31, 2014. The Fund recognizes transfers between the Levels as of the beginning of the year.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price. The Fund held derivatives during the period ended March 31, 2014. The following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A
Directional Exposures to Currencies	M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.

At March 31, 2014, and during the period then ended, the Fund had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Foreign Exchange Risk	Total
Asset Derivatives
Forward Contracts*	$5,628	$5,628

Liability Derivatives
Forward Contracts^	$(39,343)	$(39,343)

Realized Gain (Loss)#
Forward Contracts	$(103,046)	$(103,046)

Change in Apprecation (Depreciation)##
Forward Contracts	$175,458	$175,458

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$4,681,935	$4,681,935

*	Consolidated Statement of Assets and Liabilities location: Receivables from: open forward foreign currency contracts.
^	Consolidated Statement of Assets and Liabilities location: Payables for: open forward foreign currency contracts.
#	Consolidated Statement of Operations location: Amounts are included in net realized gain (loss) on: foreign currency transactions.
##	Consolidated Statement of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: translation of assets and liabilities in foreign currencies.
†	Amount(s) disclosed represent average notional amounts for forward contracts, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2014.

13

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Fund during the period ended March 31, 2014, are discussed below.

Foreign Currency Exchange Transactions

The Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

The Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and the Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. The Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce the Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever the Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If the Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that the Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Fund as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund had the following open forward foreign currency contracts at March 31, 2014. The Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contract to Buy
EUR	1,036,000	UBS AG	06/04/14	$1,443,120	$(16,032)

Contracts to Deliver
EUR	1,036,000	The Northern Trust Company	06/04/14	1,422,872	(4,216)
JPY	238,765,000	State Street Bank and Trust	04/02/14	2,294,183	(19,095)
JPY	238,765,000	State Street Bank and Trust	06/26/14	2,319,938	5,628

				$6,036,993	$(17,683)

EUR	Euro
JPY	Japanese Yen

14

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Securities Lending

The Fund may lend its securities to qualified brokers, under the terms of a master netting agreement. Securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

The Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receive compensation for lending its securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities. At March 31, 2014, the Fund’s collateral was equal to or greater than 100% of the market value of the securities on loan.

The Fund employs an agent to implement its securities lending program and the agent receives a fee from the Fund for its services. In addition, the Fund may be required to pay a rebate to the borrower. Accordingly, the Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the securities lending agent or borrower, respectively. For the period ended March 31, 2014, the Fund earned securities lending net income as follows:

Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
$31,251	$6,251	$25,000

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from

15

Notes to Consolidated Financial Statements (Unaudited) (Continued)

changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Fund and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Fund, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any one share class of the Fund are prorated among the Fund’s classes based on the relative net assets of each.

Foreign Securities

The Fund may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is the Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Fund would not be subject to federal income taxes on its ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to its shareholders. Therefore, the Fund has not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of the Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fee and Other Transactions

Investment Management Fee

Under an agreement between Massachusetts Mutual Life Insurance Company (“MassMutual”) and the Trust on behalf of the Fund, MassMutual is responsible for providing investment management services for the Fund. In return for these services, MassMutual receives an advisory fee, based upon the Fund’s average daily net assets, at the annual rate of 0.80%.

MassMutual has also entered into an investment subadvisory agreement with Baring International Investment Ltd. (“Baring”), an indirect wholly-owned subsidiary of MassMutual Holdings (Bermuda) Ltd., itself an indirect wholly-owned subsidiary of

16

Notes to Consolidated Financial Statements (Unaudited) (Continued)

MassMutual Holding LLC. This agreement provides that Baring manage the investment and reinvestment of the assets of the Fund. Baring receives a subadvisory fee from MassMutual, based upon the Fund’s average daily net assets, at the annual rate of 0.60%.

The Fund’s subadvisory fee is paid by MassMutual out of the management fee previously disclosed above.

Baring provides investment management services to the Subsidiary pursuant to an investment advisory agreement. The Subsidiary pays an advisory fee to Baring based upon the Subsidiary’s average daily net assets. The rate of this fee is equal to the subadvisory fee rate that MassMutual pays Baring in respect of the Fund. The amount of the fee payable by MassMutual to Baring in respect of the Fund for any period is reduced by the amount of the advisory fee payable by the Subsidiary to Baring for that period. Under the Fund’s investment management agreement, the amount of the advisory fee payable by the Fund to MassMutual in respect of any period is also reduced by the amount of the advisory fee payable by the Subsidiary to Baring in respect of that period. The amount of the reduction to the Fund’s advisory fee is reflected as a reduction of expenses on the Consolidated Statement of Operations.

Administration Fees

Under a separate administrative and shareholder services agreement between the Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

Class I	Class R5	Service Class	Administrative Class	Class A
0.0300%	0.1200%	0.2200%	0.3500%	0.3500%

The Subsidiary also pays certain other expenses, including administrative, custodian, and transfer agent fees. In respect of certain (but not all) of these fees, the Fund has entered into offsetting arrangements with its service providers which result in a reduction of certain of the Fund’s expenses with respect to those assets held by the Subsidiary. Certain of these reductions are reflected as a reduction of expenses on the Consolidated Statement of Operations.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Fund. Pursuant to a 12b-1 Plan adopted by the Fund, Class A shares of the Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of the Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A shareholders of the Fund and/or maintenance of Class A shareholder accounts. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, short sale dividend and loan expense, interest expense, Acquired Fund fees and expenses#, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Class I*	Class R5 *	Service Class *	Administrative Class *	Class A*
1.02%	1.11%	1.21%	1.34%	1.50%

#	Acquired Fund fees and expenses are expenses borne indirectly by the Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through March 31, 2014.

17

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Expense caps and waiver amounts are reflected as a reduction of expenses on the Consolidated Statement of Operations.

Deferred Compensation

Trustees of the Fund who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Fund’s books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Consolidated Statement of Assets and Liabilities.

Other

Certain officers and trustees of the Fund are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Fund.

The beneficial ownership of Fund’s shares by affiliated parties at March 31, 2014 was 71.2%.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2014, were as follows:

Purchases		Sales
Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
$2,304,247	$8,065,909	$851,995	$10,463,415

5.	Capital Share Transactions

Changes in shares outstanding for the Fund were as follows:

	Six Months Ended March 31, 2014		Year Ended September 30, 2013

	Shares	Amount	Shares	Amount
Class I*

Sold	4,800	$52,100	691,261	$7,504,200
Issued as reinvestment of dividends	43,996	472,519	7,473	78,461
Redeemed	(132,790)	(1,525,129)	(32,298)	(349,000)

Net increase (decrease)	(83,994)	$(1,000,510)	666,436	$7,233,661

Class R5**
Sold	-	$-	-	$-
Issued as reinvestment of dividends	29,814	320,208	6,151	64,581
Redeemed	-	-	-	-

Net increase (decrease)	29,814	$320,208	6,151	$64,581

Service Class***
Sold	-	$-	52,319	$560,000
Issued as reinvestment of dividends	30,536	327,645	5,690	59,634
Redeemed	-	-	(8,049)	(88,459)

Net increase (decrease)	30,536	$327,645	49,960	$531,175

18

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2014		Year Ended September 30, 2013

	Shares	Amount	Shares	Amount

Administrative Class****
Sold	-	$-	2,039	$22,000
Issued as reinvestment of dividends	11,839	127,035	2,352	24,681
Redeemed	-	-	(7,483)	(81,610)

Net increase (decrease)	11,839	$127,035	(3,092)	$(34,929)

Class A
Sold	879	$10,000	625	$6,645
Issued as reinvestment of dividends	8,099	86,983	1,358	14,251
Redeemed	-	-	(4,612)	(49,217)

Net increase (decrease)	8,978	$96,983	(2,629)	$(28,321)

*	Class Z shares were renamed Class I shares on April 1, 2014.
**	Class S shares were renamed Class R5 shares on April 1, 2014.
***	Class Y shares were renamed Service Class shares on April 1, 2014.
****	Class L shares were renamed Administrative Class shares on April 1, 2014.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2014, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed during the period ended March 31, 2014.

6.	Federal Income Tax Information

At March 31, 2014, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund , as computed on a federal income tax basis, were as follows:

Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$25,246,710	$1,285,041	$(128,647)	$1,156,394

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital.

19

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2013, was as follows:

Ordinary Income	Long Term Capital Gain	Return of Capital
$313,188	$ -	$ -

Capital accounts within consolidated financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2013, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, premium amortization accruals, the deferral of wash sale losses, and deferred Trustee compensation.

At September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
$687,768	$310,574	$(737)	$989,368

The Fund did not have any unrecognized tax benefits at March 31, 2014, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Consolidated Statement of Operations. During the period ended March 31, 2014, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed to date. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

7.	Indemnifications

Under the Fund’s organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

On June 7, 2013, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services — Investment Companies (Topic 946): “Amendments to the Scope, Measurement, and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 sets forth a new approach for determining whether a public or private company is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the consolidated financial statements.

9.	Subsequent Events

In preparation of these consolidated financial statements management has evaluated the events and transactions subsequent to March 31, 2014, through the date when the consolidated financial statements were issued, and determined that there are no material

20

Notes to Consolidated Financial Statements (Unaudited) (Continued)

events or transactions that would require adjustments to or disclosures in the Fund’s consolidated financial statements other than those disclosed below.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) replaced MassMutual as the Fund’s investment adviser and administrator. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

Effective April 1, 2014, Class Z shares were renamed to Class I shares, Class S shares were renamed to Class R5 shares, Class Y shares were renamed to Service Class shares, and Class L shares were renamed to Administrative Class shares.

Effective April 1, 2014, the Fund offers Class R4 and Class R3 shares.

Effective April 1, 2014, the administrative and shareholder services fees, based upon the average daily net assets of the applicable class of shares of the Fund, were changed as noted in the table below:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Effective April 1, 2014, pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of the Fund each pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of the Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to the Fund’s shareholders.

Effective April 1, 2014, the Trust has entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of the Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Fund’s investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Fund separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Fund’s investors.

Effective April 1, 2014, MML Advisers agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, short sale dividend and loan expense, interest expense, Acquired Fund fees and expenses#, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through January 31, 2016, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
1.02%	1.12%	1.22%	1.32%	1.57%	1.47%	1.72%

#	Acquired Fund fees and expenses are expenses borne indirectly by the Fund through investments in other pooled investment vehicles.

These changes were approved by the Fund's Trustees. Additional information regarding these changes can be found in the Fund's prospectus dated April 1, 2014.

21

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

22

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2014

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2014:

As a shareholder of the Fund , you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2014.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Class I++	$1,000	1.02%	$1,049.60	$5.21	$1,019.80	$5.14
Class R5**	1,000	1.11%	1,048.70	5.67	1,019.40	5.59
Service Class***	1,000	1.21%	1,049.60	6.18	1,018.90	6.09
Administrative Class+	1,000	1.34%	1,048.20	6.84	1,018.20	6.74
Class A	1,000	1.50%	1,047.20	7.66	1,017.50	7.54

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2014, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.
**	Class S shares were renamed Class R5 shares on April 1, 2014.
***	Class Y shares were renamed Service Class shares on April 1, 2014.
+	Class L shares were renamed Administrative Class shares on April 1, 2014.
++	Class Z shares were renamed Class I shares on April 1, 2014.

23

Distributor:

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

May 30, 2014

©2014 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives.	L4544BAM 514 RS-33914-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	5/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	5/29/14

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	5/29/14